UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-08817

Voya Equity Trust

(Exact name of registrant as specified in charter)

7337 East Doubletree Ranch Road, Suite 100, Scottsdale, AZ	85258
(Address of principal executive offices)	(Zip code)

CT Corporation System, 101 Federal Street, Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end: May 31

Date of reporting period: May 31, 2024

Item 1. Reports to Stockholders.

(a)	The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1):

TABLE OF CONTENTS

Voya Corporate Leaders® 100 Fund Class A - VYCAX

Voya Corporate Leaders® 100 Fund Class C - VYCBX

Voya Corporate Leaders® 100 Fund Class I - VYCCX

Voya Corporate Leaders® 100 Fund Class R - VYCFX

Voya Corporate Leaders® 100 Fund Class R6 - VYCGX

Voya Corporate Leaders® 100 Fund Class W - VYCIX

Voya Global Income & Growth Fund Class A - VYGJX

Voya Global Income & Growth Fund Class C - VYGKX

Voya Global Income & Growth Fund Class I - VYGLX

Voya Global Income & Growth Fund Class R6 - VYGNX

Voya Global Income & Growth Fund Class W - VYGPX

Voya Large Cap Value Fund Class A - IEDAX

Voya Large Cap Value Fund Class C - IEDCX

Voya Large Cap Value Fund Class I - IEDIX

Voya Large Cap Value Fund Class R - IEDRX

Voya Large Cap Value Fund Class R6 - IEDZX

Voya Large Cap Value Fund Class W - IWEDX

Voya Large-Cap Growth Fund Class A - NLCAX

Voya Large-Cap Growth Fund Class C - NLCCX

Voya Large-Cap Growth Fund Class I - PLCIX

Voya Large-Cap Growth Fund Class R - VGORX

Voya Large-Cap Growth Fund Class R6 - VGOSX

Voya Large-Cap Growth Fund Class W - IGOWX

Voya Mid Cap Research Enhanced Index Fund Class A - VYMQX

Voya Mid Cap Research Enhanced Index Fund Class C - VYMRX

Voya Mid Cap Research Enhanced Index Fund Class I - VYMSX

Voya Mid Cap Research Enhanced Index Fund Class R - VYMVX

Voya Mid Cap Research Enhanced Index Fund Class W - VYMYX

Voya MidCap Opportunities Fund Class A - NMCAX

Voya MidCap Opportunities Fund Class C - NMCCX

Voya MidCap Opportunities Fund Class I - NMCIX

Voya MidCap Opportunities Fund Class R - IMORX

Voya MidCap Opportunities Fund Class R6 - IMOZX

Voya MidCap Opportunities Fund Class W - IMOWX

Voya Multi-Manager Mid Cap Value Fund Class I - IMCVX

Voya Small Cap Growth Fund Class A - VWYFX

Voya Small Cap Growth Fund Class C - VWYGX

Voya Small Cap Growth Fund Class I - TCMSX

Voya Small Cap Growth Fund Class R - VWYIX

Voya Small Cap Growth Fund Class R6 - VLNPX

Voya Small Cap Growth Fund Class W - VWYKX

Voya Small Company Fund Class A - VYSYX

Voya Small Company Fund Class C - VYSZX

Voya Small Company Fund Class I - VYSAX

Voya Small Company Fund Class R - VYSDX

Voya Small Company Fund Class R6 - VYSEX

Voya Small Company Fund Class W - VYSGX

Voya U.S. High Dividend Low Volatility Fund Class A - VHDAX

Voya U.S. High Dividend Low Volatility Fund Class I - VHDIX

Voya U.S. High Dividend Low Volatility Fund Class R6 - VHDRX

Voya VACS Series MCV Fund VACS Series - VVJEX

Class A: VYCAX

Voya Corporate Leaders® 100 Fund

Annual Shareholder Report

                   May 31, 2024

This annual shareholder report contains important information about Voya Corporate Leaders® 100 Fund for the period of June 1, 2023 to May 31, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class A	$90	0.81%

How did the Fund perform?

For the year ended May 31, 2024, the Fund underperformed the S&P 500® Index primarily due to allocation and stock selection effects.

Top contributors to performance:

On a sector level, stock selection in financials and real estate contributed. On an individual stock level, key contributors were an underweight in Apple Inc. and overweight positions in GE Aerospace and QUALCOMM Inc.

Top detractors to performance:

Stock selection in information technology was the greatest detractor. On a sector level, health care, communication services and consumer discretionary also detracted. On an individual stock level, key detractors were underweight positions in NVIDIA Corp. and Amazon.com, Inc. and the overweight position in Bristol-Myers Squibb Co.

Total Return Based on $10,000 Investment

	Class A with Sales Charges	Class A without Sales Charge	Russell 3000® Index	S&P 500® Index
2014	$9,423	$10,000	$10,000	$10,000
2015	$10,347	$10,980	$11,186	$11,181
2016	$10,295	$10,926	$11,211	$11,373
2017	$11,840	$12,565	$13,194	$13,360
2018	$13,152	$13,957	$15,181	$15,281
2019	$13,414	$14,235	$15,560	$15,859
2020	$14,095	$14,959	$17,343	$17,895
2021	$20,625	$21,889	$24,959	$25,111
2022	$20,485	$21,740	$24,041	$25,035
2023	$20,655	$21,921	$24,529	$25,766
2024	$25,390	$26,945	$31,294	$33,029

For the above performance graph and below table: Past performance does not guarantee future results. Call 1-800-992-0180 or visit https://individuals.voya.com/product/mutual-fund/performance for current month-end performance. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do reflect deduction of sales charges, if applicable, and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class A - Including Sales ChargeFootnote Reference*	15.84%	12.27%	9.77%
Class A - Excluding Sales Charge	22.92%	13.61%	10.42%
Russell 3000® Index	27.58%	15.00%	12.09%
S&P 500® Index	28.19%	15.80%	12.69%
Footnote	Description
Footnote*	Reflects deduction of the maximum Class A sales charge of 5.75%.

Effective with this report, the Adviser changed the primary benchmark from the S&P 500® Index to the Russell 3000® Index in accordance with recent changes to regulatory disclosure requirements. The Fund continues to use the S&P 500® Index as an additional benchmark that the Adviser believes more closely reflects the Fund's principal investment strategies.

Fund Statistics

  Total Net Assets$1,010,554,099
  # of Portfolio Holdings99
  Portfolio Turnover Rate24%
  Investment Advisory Fees Paid$3,702,898

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

NextEra Energy, Inc.	1.3%
NVIDIA Corp.	1.2%
Qualcomm, Inc.	1.2%
Alphabet, Inc. - Class C	1.2%
Texas Instruments, Inc.	1.2%
Southern Co.	1.1%
Apple, Inc.	1.1%
Raytheon Technologies Corp.	1.1%
Costco Wholesale Corp.	1.1%
Goldman Sachs Group, Inc.	1.1%

Portfolio Composition

Value	Value
Assets in Excess of Other Liabilities	0.2%
Short-Term Investments	0.9%
Common Stock	98.9%

Sector Allocation

Value	Value
Information Technology	16.9%
Financials	15.5%
Industrials	12.9%
Health Care	12.7%
Consumer Discretionary	10.6%
Consumer Staples	10.6%
Communication Services	9.2%
Utilities	3.5%
Energy	3.0%
Real Estate	2.0%
Materials	2.0%
Assets in Excess of Other Liabilities	0.2%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Class A: VYCAX

Voya Corporate Leaders® 100 Fund

92913K298-AR

Class C: VYCBX

Voya Corporate Leaders® 100 Fund

Annual Shareholder Report

                   May 31, 2024

This annual shareholder report contains important information about Voya Corporate Leaders® 100 Fund for the period of June 1, 2023 to May 31, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class C	$146	1.31%

How did the Fund perform?

For the year ended May 31, 2024, the Fund underperformed the S&P 500® Index primarily due to allocation and stock selection effects.

Top contributors to performance:

On a sector level, stock selection in financials and real estate contributed. On an individual stock level, key contributors were an underweight in Apple Inc. and overweight positions in GE Aerospace and QUALCOMM Inc.

Top detractors to performance:

Stock selection in information technology was the greatest detractor. On a sector level, health care, communication services and consumer discretionary also detracted. On an individual stock level, key detractors were underweight positions in NVIDIA Corp. and Amazon.com, Inc. and the overweight position in Bristol-Myers Squibb Co.

Total Return Based on $10,000 Investment

	Class C with Sales Charges	Class C without Sales Charge	Russell 3000® Index	S&P 500® Index
2014	$10,000	$10,000	$10,000	$10,000
2015	$10,931	$10,931	$11,186	$11,181
2016	$10,804	$10,804	$11,211	$11,373
2017	$12,357	$12,357	$13,194	$13,360
2018	$13,651	$13,651	$15,181	$15,281
2019	$13,853	$13,853	$15,560	$15,859
2020	$14,477	$14,477	$17,343	$17,895
2021	$21,070	$21,070	$24,959	$25,111
2022	$20,819	$20,819	$24,041	$25,035
2023	$20,992	$20,992	$24,529	$25,766
2024	$25,804	$25,804	$31,294	$33,029

For the above performance graph and below table: Past performance does not guarantee future results. Call 1-800-992-0180 or visit https://individuals.voya.com/product/mutual-fund/performance for current month-end performance. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do reflect deduction of sales charges, if applicable, and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class C - Including Sales ChargeFootnote Reference*	21.26%	13.01%	9.94%
Class C - Excluding Sales Charge	22.26%	13.01%	9.94%
Russell 3000® Index	27.58%	15.00%	12.09%
S&P 500® Index	28.19%	15.80%	12.69%
Footnote	Description
Footnote*	Reflects deduction of the Class C deferred sales charge of 1% for the 1 year return.

Effective with this report, the Adviser changed the primary benchmark from the S&P 500® Index to the Russell 3000® Index in accordance with recent changes to regulatory disclosure requirements. The Fund continues to use the S&P 500® Index as an additional benchmark that the Adviser believes more closely reflects the Fund's principal investment strategies.

Fund Statistics

  Total Net Assets$1,010,554,099
  # of Portfolio Holdings99
  Portfolio Turnover Rate24%
  Investment Advisory Fees Paid$3,702,898

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

NextEra Energy, Inc.	1.3%
NVIDIA Corp.	1.2%
Qualcomm, Inc.	1.2%
Alphabet, Inc. - Class C	1.2%
Texas Instruments, Inc.	1.2%
Southern Co.	1.1%
Apple, Inc.	1.1%
Raytheon Technologies Corp.	1.1%
Costco Wholesale Corp.	1.1%
Goldman Sachs Group, Inc.	1.1%

Portfolio Composition

Value	Value
Assets in Excess of Other Liabilities	0.2%
Short-Term Investments	0.9%
Common Stock	98.9%

Sector Allocation

Value	Value
Information Technology	16.9%
Financials	15.5%
Industrials	12.9%
Health Care	12.7%
Consumer Discretionary	10.6%
Consumer Staples	10.6%
Communication Services	9.2%
Utilities	3.5%
Energy	3.0%
Real Estate	2.0%
Materials	2.0%
Assets in Excess of Other Liabilities	0.2%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Class C: VYCBX

Voya Corporate Leaders® 100 Fund

92913K280-AR

Class I: VYCCX

Voya Corporate Leaders® 100 Fund

Annual Shareholder Report

                   May 31, 2024

This annual shareholder report contains important information about Voya Corporate Leaders® 100 Fund for the period of June 1, 2023 to May 31, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class I	$55	0.49%

How did the Fund perform?

For the year ended May 31, 2024, the Fund underperformed the S&P 500® Index primarily due to allocation and stock selection effects.

Top contributors to performance:

On a sector level, stock selection in financials and real estate contributed. On an individual stock level, key contributors were an underweight in Apple Inc. and overweight positions in GE Aerospace and QUALCOMM Inc.

Top detractors to performance:

Stock selection in information technology was the greatest detractor. On a sector level, health care, communication services and consumer discretionary also detracted. On an individual stock level, key detractors were underweight positions in NVIDIA Corp. and Amazon.com, Inc. and the overweight position in Bristol-Myers Squibb Co.

Total Return Based on $250,000 Investment

	Class I	Russell 3000® Index	S&P 500® Index
2014	$250,000	$250,000	$250,000
2015	$275,494	$279,650	$279,525
2016	$274,988	$280,265	$284,333
2017	$317,191	$329,844	$334,006
2018	$353,439	$379,519	$382,036
2019	$361,534	$389,007	$396,477
2020	$381,256	$433,587	$447,384
2021	$559,855	$623,975	$627,770
2022	$557,782	$601,013	$625,886
2023	$564,251	$613,213	$644,162
2024	$695,692	$782,356	$825,730

For the above performance graph and below table: Past performance does not guarantee future results. Call 1-800-992-0180 or visit https://individuals.voya.com/product/mutual-fund/performance for current month-end performance. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do reflect deduction of sales charges, if applicable, and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class I	23.30%	13.99%	10.78%
Russell 3000® Index	27.58%	15.00%	12.09%
S&P 500® Index	28.19%	15.80%	12.69%

Effective with this report, the Adviser changed the primary benchmark from the S&P 500® Index to the Russell 3000® Index in accordance with recent changes to regulatory disclosure requirements. The Fund continues to use the S&P 500® Index as an additional benchmark that the Adviser believes more closely reflects the Fund's principal investment strategies.

Fund Statistics

  Total Net Assets$1,010,554,099
  # of Portfolio Holdings99
  Portfolio Turnover Rate24%
  Investment Advisory Fees Paid$3,702,898

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

NextEra Energy, Inc.	1.3%
NVIDIA Corp.	1.2%
Qualcomm, Inc.	1.2%
Alphabet, Inc. - Class C	1.2%
Texas Instruments, Inc.	1.2%
Southern Co.	1.1%
Apple, Inc.	1.1%
Raytheon Technologies Corp.	1.1%
Costco Wholesale Corp.	1.1%
Goldman Sachs Group, Inc.	1.1%

Portfolio Composition

Value	Value
Assets in Excess of Other Liabilities	0.2%
Short-Term Investments	0.9%
Common Stock	98.9%

Sector Allocation

Value	Value
Information Technology	16.9%
Financials	15.5%
Industrials	12.9%
Health Care	12.7%
Consumer Discretionary	10.6%
Consumer Staples	10.6%
Communication Services	9.2%
Utilities	3.5%
Energy	3.0%
Real Estate	2.0%
Materials	2.0%
Assets in Excess of Other Liabilities	0.2%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Class I: VYCCX

Voya Corporate Leaders® 100 Fund

92913K272-AR

Class R: VYCFX

Voya Corporate Leaders® 100 Fund

Annual Shareholder Report

                   May 31, 2024

This annual shareholder report contains important information about Voya Corporate Leaders® 100 Fund for the period of June 1, 2023 to May 31, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class R	$118	1.06%

How did the Fund perform?

For the year ended May 31, 2024, the Fund underperformed the S&P 500® Index primarily due to allocation and stock selection effects.

Top contributors to performance:

On a sector level, stock selection in financials and real estate contributed. On an individual stock level, key contributors were an underweight in Apple Inc. and overweight positions in GE Aerospace and QUALCOMM Inc.

Top detractors to performance:

Stock selection in information technology was the greatest detractor. On a sector level, health care, communication services and consumer discretionary also detracted. On an individual stock level, key detractors were underweight positions in NVIDIA Corp. and Amazon.com, Inc. and the overweight position in Bristol-Myers Squibb Co.

Total Return Based on $10,000 Investment

	Class R	Russell 3000® Index	S&P 500® Index
2014	$10,000	$10,000	$10,000
2015	$10,957	$11,186	$11,181
2016	$10,860	$11,211	$11,373
2017	$12,450	$13,194	$13,360
2018	$13,789	$15,181	$15,281
2019	$14,023	$15,560	$15,859
2020	$14,692	$17,343	$17,895
2021	$21,440	$24,959	$25,111
2022	$21,230	$24,041	$25,035
2023	$21,345	$24,529	$25,766
2024	$26,176	$31,294	$33,029

For the above performance graph and below table: Past performance does not guarantee future results. Call 1-800-992-0180 or visit https://individuals.voya.com/product/mutual-fund/performance for current month-end performance. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do reflect deduction of sales charges, if applicable, and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class R	22.63%	13.30%	10.10%
Russell 3000® Index	27.58%	15.00%	12.09%
S&P 500® Index	28.19%	15.80%	12.69%

Effective with this report, the Adviser changed the primary benchmark from the S&P 500® Index to the Russell 3000® Index in accordance with recent changes to regulatory disclosure requirements. The Fund continues to use the S&P 500® Index as an additional benchmark that the Adviser believes more closely reflects the Fund's principal investment strategies.

Fund Statistics

  Total Net Assets$1,010,554,099
  # of Portfolio Holdings99
  Portfolio Turnover Rate24%
  Investment Advisory Fees Paid$3,702,898

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

NextEra Energy, Inc.	1.3%
NVIDIA Corp.	1.2%
Qualcomm, Inc.	1.2%
Alphabet, Inc. - Class C	1.2%
Texas Instruments, Inc.	1.2%
Southern Co.	1.1%
Apple, Inc.	1.1%
Raytheon Technologies Corp.	1.1%
Costco Wholesale Corp.	1.1%
Goldman Sachs Group, Inc.	1.1%

Portfolio Composition

Value	Value
Assets in Excess of Other Liabilities	0.2%
Short-Term Investments	0.9%
Common Stock	98.9%

Sector Allocation

Value	Value
Information Technology	16.9%
Financials	15.5%
Industrials	12.9%
Health Care	12.7%
Consumer Discretionary	10.6%
Consumer Staples	10.6%
Communication Services	9.2%
Utilities	3.5%
Energy	3.0%
Real Estate	2.0%
Materials	2.0%
Assets in Excess of Other Liabilities	0.2%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Class R: VYCFX

Voya Corporate Leaders® 100 Fund

92913K249-AR

Class R6: VYCGX

Voya Corporate Leaders® 100 Fund

Annual Shareholder Report

                   May 31, 2024

This annual shareholder report contains important information about Voya Corporate Leaders® 100 Fund for the period of June 1, 2023 to May 31, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class R6	$54	0.48%

How did the Fund perform?

For the year ended May 31, 2024, the Fund underperformed the S&P 500® Index primarily due to allocation and stock selection effects.

Top contributors to performance:

On a sector level, stock selection in financials and real estate contributed. On an individual stock level, key contributors were an underweight in Apple Inc. and overweight positions in GE Aerospace and QUALCOMM Inc.

Top detractors to performance:

Stock selection in information technology was the greatest detractor. On a sector level, health care, communication services and consumer discretionary also detracted. On an individual stock level, key detractors were underweight positions in NVIDIA Corp. and Amazon.com, Inc. and the overweight position in Bristol-Myers Squibb Co.

Total Return Based on $10,000 Investment

	Class R6	Russell 3000® Index	S&P 500® Index
10/1/2014	$10,000	$10,000	$10,000
2015	$10,785	$11,063	$10,703
2016	$10,761	$11,087	$10,887
2017	$12,414	$13,049	$12,789
2018	$13,833	$15,014	$14,628
2019	$14,159	$15,389	$15,181
2020	$14,933	$17,153	$17,131
2021	$21,926	$24,685	$24,038
2022	$21,846	$23,776	$23,966
2023	$22,100	$24,259	$24,665
2024	$27,243	$30,950	$31,618

For the above performance graph and below table: Past performance does not guarantee future results. Call 1-800-992-0180 or visit https://individuals.voya.com/product/mutual-fund/performance for current month-end performance. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do reflect deduction of sales charges, if applicable, and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

	1 Year	5 Years	Since Inception (10/1/2014)
Class R6	23.27%	13.98%	10.93%
Russell 3000® Index	27.58%	15.00%	12.40%
S&P 500® Index	28.19%	15.80%	12.94%

Effective with this report, the Adviser changed the primary benchmark from the S&P 500® Index to the Russell 3000® Index in accordance with recent changes to regulatory disclosure requirements. The Fund continues to use the S&P 500® Index as an additional benchmark that the Adviser believes more closely reflects the Fund's principal investment strategies.

Fund Statistics

  Total Net Assets$1,010,554,099
  # of Portfolio Holdings99
  Portfolio Turnover Rate24%
  Investment Advisory Fees Paid$3,702,898

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

NextEra Energy, Inc.	1.3%
NVIDIA Corp.	1.2%
Qualcomm, Inc.	1.2%
Alphabet, Inc. - Class C	1.2%
Texas Instruments, Inc.	1.2%
Southern Co.	1.1%
Apple, Inc.	1.1%
Raytheon Technologies Corp.	1.1%
Costco Wholesale Corp.	1.1%
Goldman Sachs Group, Inc.	1.1%

Portfolio Composition

Value	Value
Assets in Excess of Other Liabilities	0.2%
Short-Term Investments	0.9%
Common Stock	98.9%

Sector Allocation

Value	Value
Information Technology	16.9%
Financials	15.5%
Industrials	12.9%
Health Care	12.7%
Consumer Discretionary	10.6%
Consumer Staples	10.6%
Communication Services	9.2%
Utilities	3.5%
Energy	3.0%
Real Estate	2.0%
Materials	2.0%
Assets in Excess of Other Liabilities	0.2%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Class R6: VYCGX

Voya Corporate Leaders® 100 Fund

92913K231-AR

Class W: VYCIX

Voya Corporate Leaders® 100 Fund

Annual Shareholder Report

                   May 31, 2024

This annual shareholder report contains important information about Voya Corporate Leaders® 100 Fund for the period of June 1, 2023 to May 31, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class W	$63	0.56%

How did the Fund perform?

For the year ended May 31, 2024, the Fund underperformed the S&P 500® Index primarily due to allocation and stock selection effects.

Top contributors to performance:

On a sector level, stock selection in financials and real estate contributed. On an individual stock level, key contributors were an underweight in Apple Inc. and overweight positions in GE Aerospace and QUALCOMM Inc.

Top detractors to performance:

Stock selection in information technology was the greatest detractor. On a sector level, health care, communication services and consumer discretionary also detracted. On an individual stock level, key detractors were underweight positions in NVIDIA Corp. and Amazon.com, Inc. and the overweight position in Bristol-Myers Squibb Co.

Total Return Based on $10,000 Investment

	Class W	Russell 3000® Index	S&P 500® Index
2014	$10,000	$10,000	$10,000
2015	$11,009	$11,186	$11,181
2016	$10,983	$11,211	$11,373
2017	$12,659	$13,194	$13,360
2018	$14,096	$15,181	$15,281
2019	$14,411	$15,560	$15,859
2020	$15,194	$17,343	$17,895
2021	$22,298	$24,959	$25,111
2022	$22,201	$24,041	$25,035
2023	$22,440	$24,529	$25,766
2024	$27,650	$31,294	$33,029

For the above performance graph and below table: Past performance does not guarantee future results. Call 1-800-992-0180 or visit https://individuals.voya.com/product/mutual-fund/performance for current month-end performance. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do reflect deduction of sales charges, if applicable, and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class W	23.22%	13.92%	10.71%
Russell 3000® Index	27.58%	15.00%	12.09%
S&P 500® Index	28.19%	15.80%	12.69%

Effective with this report, the Adviser changed the primary benchmark from the S&P 500® Index to the Russell 3000® Index in accordance with recent changes to regulatory disclosure requirements. The Fund continues to use the S&P 500® Index as an additional benchmark that the Adviser believes more closely reflects the Fund's principal investment strategies.

Fund Statistics

  Total Net Assets$1,010,554,099
  # of Portfolio Holdings99
  Portfolio Turnover Rate24%
  Investment Advisory Fees Paid$3,702,898

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

NextEra Energy, Inc.	1.3%
NVIDIA Corp.	1.2%
Qualcomm, Inc.	1.2%
Alphabet, Inc. - Class C	1.2%
Texas Instruments, Inc.	1.2%
Southern Co.	1.1%
Apple, Inc.	1.1%
Raytheon Technologies Corp.	1.1%
Costco Wholesale Corp.	1.1%
Goldman Sachs Group, Inc.	1.1%

Portfolio Composition

Value	Value
Assets in Excess of Other Liabilities	0.2%
Short-Term Investments	0.9%
Common Stock	98.9%

Sector Allocation

Value	Value
Information Technology	16.9%
Financials	15.5%
Industrials	12.9%
Health Care	12.7%
Consumer Discretionary	10.6%
Consumer Staples	10.6%
Communication Services	9.2%
Utilities	3.5%
Energy	3.0%
Real Estate	2.0%
Materials	2.0%
Assets in Excess of Other Liabilities	0.2%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Class W: VYCIX

Voya Corporate Leaders® 100 Fund

92913K215-AR

Class A: VYGJX

Voya Global Income & Growth Fund

Annual Shareholder Report

                   May 31, 2024

This annual shareholder report contains important information about Voya Global Income & Growth Fund for the period of June 1, 2023 to May 31, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class A	$80	0.74%

How did the Fund perform?

For the year ended May 31, 2024, the Fund underperformed the MSCI World IndexSM , outperformed the Bloomberg Global Aggregate Index & performed inline with the S&P Target Risk® Growth Index.

Top contributors to performance:

Underlying fund selection & alternative strategies contributed to performance, along with overweights to U.S. large cap value and underweights to core fixed income. On an individual holdings level, Voya Intermediate Bond, Voya Multi-Manager Emerging Markets Equity & Voya Large Cap Value contributed.

Top detractors to performance:

By contrast, tactical asset allocation was a headwind for a majority of the reporting period. The Fund’s overweight to duration was a detractor. On an individual holdings level, Voya Multi-Manager International Equity, Voya High Yield Bond & Voya Multi-Manager International Factors detracted.

Total Return Based on $10,000 Investment

	Class A with Sales Charges	Class A without Sales Charge	MSCI All Country World Index℠	Bloomberg Global Aggregate Index	MSCI World Index℠	S&P Target Risk Growth® Index
2014	$9,425	$10,000	$10,000	$10,000	$10,000	$10,000
2015	$9,694	$10,286	$10,508	$10,303	$10,570	$10,601
2016	$9,394	$9,967	$9,938	$10,611	$10,151	$10,440
2017	$10,412	$11,047	$11,681	$10,779	$11,818	$11,662
2018	$11,348	$12,040	$13,064	$10,739	$13,186	$12,510
2019	$11,093	$11,770	$12,895	$11,426	$13,147	$12,713
2020	$11,210	$11,894	$13,595	$12,502	$14,041	$13,474
2021	$14,820	$15,724	$19,285	$12,452	$19,746	$16,827
2022	$13,359	$14,174	$17,977	$11,429	$18,795	$15,689
2023	$12,866	$13,651	$18,130	$11,184	$19,184	$15,705
2024	$14,784	$15,686	$22,401	$9,636	$23,964	$18,047

For the above performance graph and below table: Past performance does not guarantee future results. Call 1-800-992-0180 or visit https://individuals.voya.com/product/mutual-fund/performance for current month-end performance. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do reflect deduction of sales charges, if applicable, and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class A - Including Sales ChargeFootnote Reference*	8.25%	4.66%	3.99%
Class A - Excluding Sales Charge	14.90%	5.91%	4.60%
MSCI All Country World Index℠	23.56%	11.68%	8.40%
Bloomberg Global Aggregate Index	0.77%	-1.62%	-0.37%
MSCI World Index℠	24.92%	12.76%	9.13%
S&P Target Risk Growth® Index	14.91%	7.26%	6.08%
Footnote	Description
Footnote*	Reflects deduction of the maximum Class A sales charge of 5.75%.

The Fund's performance prior to May 1, 2024, reflects returns achieved pursuant to different principal investment strategies than those currently being pursued by the Fund. If the Fund's current strategy had been in place for the prior periods, the performance information shown would have been different.

Effective May 1, 2024, the Adviser changed the primary benchmark from the S&P Target Risk® Growth Index to the Bloomberg Global Aggregate Index & MSCI World IndexSM because the Bloomberg Global Aggregate Index & MSCI World IndexSM are considered by the Adviser to be more reflective of the type of securities in which the Fund invests. Effective with this report, the Adviser also changed one of the primary benchmarks from the MSCI World IndexSM to the MSCI All Country World IndexSM in accordance with recent changes to regulatory disclosure requirements. The Fund continues to use the MSCI World IndexSM as an additional benchmark that the Adviser believes more closely reflects the Fund's principal investment strategies.

Fund Statistics

  Total Net Assets$124,463,759
  # of Portfolio Holdings184
  Portfolio Turnover Rate116%
  Investment Advisory Fees Paid$358,803

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Microsoft Corp.	2.0%
Amazon.com, Inc.	1.4%
Broadcom Inc., 8.000%, 09/27/24	1.3%
Alphabet, Inc. - Class A	1.2%
Shift4 Payments, Inc., (5.980)%, 12/15/25	1.2%
NVIDIA Corp.	1.2%
Sea Ltd., 2.375%, 12/01/25	1.1%
NextEra Energy Capital Holdings, Inc., 3.000%, 03/01/27	1.1%
SPIE SA, 2.000%, 01/17/28	1.1%

Investment Type Allocation

Common Stock
32.5%
Corporate Bonds/Notes
31.5%
Convertible Bonds/Notes
28.1%
Equity-Linked Notes
2.2%
Preferred Stock
0.6%
Assets in Excess of Other Liabilities
1.1%
0%
5%
10%
15%
20%
25%
30%
35%

Value	Value
Assets in Excess of Other Liabilities	1.1%
Preferred Stock	0.6%
Equity-Linked Notes	2.2%
Convertible Bonds/Notes	28.1%
Corporate Bonds/Notes	31.5%
Common Stock	32.5%

Sector Allocation

Value	Value
Technology	19.7%
Industrial	16.7%
Communications	13.9%
Financial	12.8%
Consumer, Cyclical	11.1%
Consumer, Non-cyclical	10.3%
Mutual Funds	4.0%
Energy	3.9%
Basic Materials	3.4%
Utilities	3.1%
Assets in Excess of Other Liabilities	1.1%

Material Fund Changes

This is a summary of certain changes to the Fund during the year ended May 31, 2024. For more complete information, you may review the Fund's Prospectus, as amended on June 17, 2024 at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. Copies of the Prospectus can be requested by calling us at 1-800-992-0180.

Effective May 1, 2024, the Fund changed its name, principal investment strategies, and portfolio management team. Under normal circumstances, the Fund invests directly or indirectly (including through derivatives) at least 80% of its net assets (plus borrowings for investment purposes) in investments that the sub-adviser believes have potential for income, growth, or both. Pursuant to the new strategy, the Fund is subject to the following new principal risks: Convertible Securities, Covenant-Lite Loans, Dividend, Environmental, Social, and Governance, Equity-Linked Notes, Growth Investing, Option Wiring, Other Investment Companies, Restricted Securities, Securities Lending and Structured Notes. The following are no longer principal risks for the Fund: Affiliated Underlying Funds, Credit Default Swaps, Deflation, Floating Rate Loans, Inflation-Indexed Bonds, London Inter-Bank Offered Rate, Mortgage- and/or Asset-Backed Securities, Natural Resources/Commodity Securities, Real Estate Companies and Real Estate Investment Trusts, U.S. Government Securities and Obligations, and Underlying Funds. The portfolio management team is comprised of Justin Kass, CFA; David Oberto; Ethan Turner, CFA; and Michael Yee.  In connection with these changes, the Fund's expense limitation agreement, management fee schedule, and sub-advisory fee schedule for the Fund were also revised. In particular, the investment adviser is contractually obligated to limit expenses to 1.15%, 1.90%, 0.90%, 0.90%, and 0.90% for Class A, Class C, Class I, Class R6, and Class W shares, respectively, through October 1, 2024 (a reduction of five basis points per class).

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Class A: VYGJX

Voya Global Income & Growth Fund

92913K199-AR

Class C: VYGKX

Voya Global Income & Growth Fund

Annual Shareholder Report

                   May 31, 2024

This annual shareholder report contains important information about Voya Global Income & Growth Fund for the period of June 1, 2023 to May 31, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class C	$160	1.49%

How did the Fund perform?

For the year ended May 31, 2024, the Fund underperformed the MSCI World IndexSM , outperformed the Bloomberg Global Aggregate Index & performed inline with the S&P Target Risk® Growth Index.

Top contributors to performance:

Underlying fund selection & alternative strategies contributed to performance, along with overweights to U.S. large cap value and underweights to core fixed income. On an individual holdings level, Voya Intermediate Bond, Voya Multi-Manager Emerging Markets Equity & Voya Large Cap Value contributed.

Top detractors to performance:

By contrast, tactical asset allocation was a headwind for a majority of the reporting period. The Fund’s overweight to duration was a detractor. On an individual holdings level, Voya Multi-Manager International Equity, Voya High Yield Bond & Voya Multi-Manager International Factors detracted.

Total Return Based on $10,000 Investment

	Class C with Sales Charges	Class C without Sales Charge	MSCI All Country World Index℠	Bloomberg Global Aggregate Index	MSCI World Index℠	S&P Target Risk Growth® Index
2014	$10,000	$10,000	$10,000	$10,000	$10,000	$10,000
2015	$10,209	$10,209	$10,508	$10,303	$10,570	$10,601
2016	$9,815	$9,815	$9,938	$10,611	$10,151	$10,440
2017	$10,796	$10,796	$11,681	$10,779	$11,818	$11,662
2018	$11,679	$11,679	$13,064	$10,739	$13,186	$12,510
2019	$11,329	$11,329	$12,895	$11,426	$13,147	$12,713
2020	$11,364	$11,364	$13,595	$12,502	$14,041	$13,474
2021	$14,919	$14,919	$19,285	$12,452	$19,746	$16,827
2022	$13,352	$13,352	$17,977	$11,429	$18,795	$15,689
2023	$12,860	$12,860	$18,130	$11,184	$19,184	$15,705
2024	$14,776	$14,776	$22,401	$9,636	$23,964	$18,047

For the above performance graph and below table: Past performance does not guarantee future results. Call 1-800-992-0180 or visit https://individuals.voya.com/product/mutual-fund/performance for current month-end performance. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do reflect deduction of sales charges, if applicable, and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class C - Including Sales ChargeFootnote Reference*	13.16%	5.15%	3.98%
Class C - Excluding Sales Charge	14.16%	5.15%	3.98%
MSCI All Country World Index℠	23.56%	11.68%	8.40%
Bloomberg Global Aggregate Index	0.77%	-1.62%	-0.37%
MSCI World Index℠	24.92%	12.76%	9.13%
S&P Target Risk Growth® Index	14.91%	7.26%	6.08%
Footnote	Description
Footnote*	Reflects deduction of the Class C deferred sales charge of 1% for the 1 year return.

The Fund's performance prior to May 1, 2024, reflects returns achieved pursuant to different principal investment strategies than those currently being pursued by the Fund. If the Fund's current strategy had been in place for the prior periods, the performance information shown would have been different.

Effective May 1, 2024, the Adviser changed the primary benchmark from the S&P Target Risk® Growth Index to the Bloomberg Global Aggregate Index & MSCI World IndexSM because the Bloomberg Global Aggregate Index & MSCI World IndexSM are considered by the Adviser to be more reflective of the type of securities in which the Fund invests. Effective with this report, the Adviser also changed one of the primary benchmarks from the MSCI World IndexSM to the MSCI All Country World IndexSM in accordance with recent changes to regulatory disclosure requirements. The Fund continues to use the MSCI World IndexSM as an additional benchmark that the Adviser believes more closely reflects the Fund's principal investment strategies.

Fund Statistics

  Total Net Assets$124,463,759
  # of Portfolio Holdings184
  Portfolio Turnover Rate116%
  Investment Advisory Fees Paid$358,803

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Microsoft Corp.	2.0%
Amazon.com, Inc.	1.4%
Broadcom Inc., 8.000%, 09/27/24	1.3%
Alphabet, Inc. - Class A	1.2%
Shift4 Payments, Inc., (5.980)%, 12/15/25	1.2%
NVIDIA Corp.	1.2%
Sea Ltd., 2.375%, 12/01/25	1.1%
NextEra Energy Capital Holdings, Inc., 3.000%, 03/01/27	1.1%
SPIE SA, 2.000%, 01/17/28	1.1%

Investment Type Allocation

Value	Value
Assets in Excess of Other Liabilities	1.1%
Preferred Stock	0.6%
Equity-Linked Notes	2.2%
Convertible Bonds/Notes	28.1%
Corporate Bonds/Notes	31.5%
Common Stock	32.5%

Sector Allocation

Value	Value
Technology	19.7%
Industrial	16.7%
Communications	13.9%
Financial	12.8%
Consumer, Cyclical	11.1%
Consumer, Non-cyclical	10.3%
Mutual Funds	4.0%
Energy	3.9%
Basic Materials	3.4%
Utilities	3.1%
Assets in Excess of Other Liabilities	1.1%

Material Fund Changes

This is a summary of certain changes to the Fund during the year ended May 31, 2024. For more complete information, you may review the Fund's Prospectus, as amended on June 17, 2024 at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. Copies of the Prospectus can be requested by calling us at 1-800-992-0180.

Effective May 1, 2024, the Fund changed its name, principal investment strategies, and portfolio management team. Under normal circumstances, the Fund invests directly or indirectly (including through derivatives) at least 80% of its net assets (plus borrowings for investment purposes) in investments that the sub-adviser believes have potential for income, growth, or both. Pursuant to the new strategy, the Fund is subject to the following new principal risks: Convertible Securities, Covenant-Lite Loans, Dividend, Environmental, Social, and Governance, Equity-Linked Notes, Growth Investing, Option Wiring, Other Investment Companies, Restricted Securities, Securities Lending and Structured Notes. The following are no longer principal risks for the Fund: Affiliated Underlying Funds, Credit Default Swaps, Deflation, Floating Rate Loans, Inflation-Indexed Bonds, London Inter-Bank Offered Rate, Mortgage- and/or Asset-Backed Securities, Natural Resources/Commodity Securities, Real Estate Companies and Real Estate Investment Trusts, U.S. Government Securities and Obligations, and Underlying Funds. The portfolio management team is comprised of Justin Kass, CFA; David Oberto; Ethan Turner, CFA; and Michael Yee.  In connection with these changes, the Fund's expense limitation agreement, management fee schedule, and sub-advisory fee schedule for the Fund were also revised. In particular, the investment adviser is contractually obligated to limit expenses to 1.15%, 1.90%, 0.90%, 0.90%, and 0.90% for Class A, Class C, Class I, Class R6, and Class W shares, respectively, through October 1, 2024 (a reduction of five basis points per class).

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Class C: VYGKX

Voya Global Income & Growth Fund

92913K181-AR

Class I: VYGLX

Voya Global Income & Growth Fund

Annual Shareholder Report

                   May 31, 2024

This annual shareholder report contains important information about Voya Global Income & Growth Fund for the period of June 1, 2023 to May 31, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class I	$53	0.49%

How did the Fund perform?

For the year ended May 31, 2024, the Fund underperformed the MSCI World IndexSM , outperformed the Bloomberg Global Aggregate Index & performed inline with the S&P Target Risk® Growth Index.

Top contributors to performance:

Underlying fund selection & alternative strategies contributed to performance, along with overweights to U.S. large cap value and underweights to core fixed income. On an individual holdings level, Voya Intermediate Bond, Voya Multi-Manager Emerging Markets Equity & Voya Large Cap Value contributed.

Top detractors to performance:

By contrast, tactical asset allocation was a headwind for a majority of the reporting period. The Fund’s overweight to duration was a detractor. On an individual holdings level, Voya Multi-Manager International Equity, Voya High Yield Bond & Voya Multi-Manager International Factors detracted.

Total Return Based on $250,000 Investment

	Class I	MSCI All Country World Index℠	Bloomberg Global Aggregate Index	MSCI World Index℠	S&P Target Risk Growth® Index
2014	$250,000	$250,000	$250,000	$250,000	$250,000
2015	$257,732	$262,700	$257,575	$264,250	$265,025
2016	$250,310	$248,462	$265,276	$253,786	$260,997
2017	$277,999	$292,017	$269,468	$295,457	$291,559
2018	$303,878	$326,592	$268,471	$329,642	$312,756
2019	$297,761	$322,379	$285,653	$328,686	$317,822
2020	$301,574	$339,884	$312,561	$351,036	$336,860
2021	$399,799	$482,125	$311,311	$493,662	$420,671
2022	$361,421	$449,437	$285,721	$469,868	$392,233
2023	$348,700	$453,257	$279,607	$479,594	$392,626
2024	$401,832	$560,029	$240,903	$599,106	$451,172

For the above performance graph and below table: Past performance does not guarantee future results. Call 1-800-992-0180 or visit https://individuals.voya.com/product/mutual-fund/performance for current month-end performance. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do reflect deduction of sales charges, if applicable, and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class I	15.24%	6.18%	4.86%
MSCI All Country World Index℠	23.56%	11.68%	8.40%
Bloomberg Global Aggregate Index	0.77%	-1.62%	-0.37%
MSCI World Index℠	24.92%	12.76%	9.13%
S&P Target Risk Growth® Index	14.91%	7.26%	6.08%

The Fund's performance prior to May 1, 2024, reflects returns achieved pursuant to different principal investment strategies than those currently being pursued by the Fund. If the Fund's current strategy had been in place for the prior periods, the performance information shown would have been different.

Effective May 1, 2024, the Adviser changed the primary benchmark from the S&P Target Risk® Growth Index to the Bloomberg Global Aggregate Index & MSCI World IndexSM because the Bloomberg Global Aggregate Index & MSCI World IndexSM are considered by the Adviser to be more reflective of the type of securities in which the Fund invests. Effective with this report, the Adviser also changed one of the primary benchmarks from the MSCI World IndexSM to the MSCI All Country World IndexSM in accordance with recent changes to regulatory disclosure requirements. The Fund continues to use the MSCI World IndexSM as an additional benchmark that the Adviser believes more closely reflects the Fund's principal investment strategies.

Fund Statistics

  Total Net Assets$124,463,759
  # of Portfolio Holdings184
  Portfolio Turnover Rate116%
  Investment Advisory Fees Paid$358,803

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Microsoft Corp.	2.0%
Amazon.com, Inc.	1.4%
Broadcom Inc., 8.000%, 09/27/24	1.3%
Alphabet, Inc. - Class A	1.2%
Shift4 Payments, Inc., (5.980)%, 12/15/25	1.2%
NVIDIA Corp.	1.2%
Sea Ltd., 2.375%, 12/01/25	1.1%
NextEra Energy Capital Holdings, Inc., 3.000%, 03/01/27	1.1%
SPIE SA, 2.000%, 01/17/28	1.1%

Investment Type Allocation

Value	Value
Assets in Excess of Other Liabilities	1.1%
Preferred Stock	0.6%
Equity-Linked Notes	2.2%
Convertible Bonds/Notes	28.1%
Corporate Bonds/Notes	31.5%
Common Stock	32.5%

Sector Allocation

Value	Value
Technology	19.7%
Industrial	16.7%
Communications	13.9%
Financial	12.8%
Consumer, Cyclical	11.1%
Consumer, Non-cyclical	10.3%
Mutual Funds	4.0%
Energy	3.9%
Basic Materials	3.4%
Utilities	3.1%
Assets in Excess of Other Liabilities	1.1%

Material Fund Changes

This is a summary of certain changes to the Fund during the year ended May 31, 2024. For more complete information, you may review the Fund's Prospectus, as amended on June 17, 2024 at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. Copies of the Prospectus can be requested by calling us at 1-800-992-0180.

Effective May 1, 2024, the Fund changed its name, principal investment strategies, and portfolio management team. Under normal circumstances, the Fund invests directly or indirectly (including through derivatives) at least 80% of its net assets (plus borrowings for investment purposes) in investments that the sub-adviser believes have potential for income, growth, or both. Pursuant to the new strategy, the Fund is subject to the following new principal risks: Convertible Securities, Covenant-Lite Loans, Dividend, Environmental, Social, and Governance, Equity-Linked Notes, Growth Investing, Option Wiring, Other Investment Companies, Restricted Securities, Securities Lending and Structured Notes. The following are no longer principal risks for the Fund: Affiliated Underlying Funds, Credit Default Swaps, Deflation, Floating Rate Loans, Inflation-Indexed Bonds, London Inter-Bank Offered Rate, Mortgage- and/or Asset-Backed Securities, Natural Resources/Commodity Securities, Real Estate Companies and Real Estate Investment Trusts, U.S. Government Securities and Obligations, and Underlying Funds. The portfolio management team is comprised of Justin Kass, CFA; David Oberto; Ethan Turner, CFA; and Michael Yee.  In connection with these changes, the Fund's expense limitation agreement, management fee schedule, and sub-advisory fee schedule for the Fund were also revised. In particular, the investment adviser is contractually obligated to limit expenses to 1.15%, 1.90%, 0.90%, 0.90%, and 0.90% for Class A, Class C, Class I, Class R6, and Class W shares, respectively, through October 1, 2024 (a reduction of five basis points per class).

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Class I: VYGLX

Voya Global Income & Growth Fund

92913K173-AR

Class R6: VYGNX

Voya Global Income & Growth Fund

Annual Shareholder Report

                   May 31, 2024

This annual shareholder report contains important information about Voya Global Income & Growth Fund for the period of June 1, 2023 to May 31, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class R6	$45	0.42%

How did the Fund perform?

For the year ended May 31, 2024, the Fund underperformed the MSCI World IndexSM , outperformed the Bloomberg Global Aggregate Index & performed inline with the S&P Target Risk® Growth Index.

Top contributors to performance:

Underlying fund selection & alternative strategies contributed to performance, along with overweights to U.S. large cap value and underweights to core fixed income. On an individual holdings level, Voya Intermediate Bond, Voya Multi-Manager Emerging Markets Equity & Voya Large Cap Value contributed.

Top detractors to performance:

By contrast, tactical asset allocation was a headwind for a majority of the reporting period. The Fund’s overweight to duration was a detractor. On an individual holdings level, Voya Multi-Manager International Equity, Voya High Yield Bond & Voya Multi-Manager International Factors detracted.

Total Return Based on $10,000 Investment

	Class R6	MSCI All Country World Index℠	Bloomberg Global Aggregate Index	MSCI World Index℠	S&P Target Risk Growth® Index
9/29/2017	$10,000	$10,000	$10,000	$10,000	$10,000
2018	$10,416	$10,602	$9,891	$10,289	$10,329
2019	$10,170	$10,465	$10,524	$10,259	$10,496
2020	$10,307	$11,034	$11,515	$10,956	$11,125
2021	$13,659	$15,651	$11,469	$15,408	$13,892
2022	$12,356	$14,590	$10,526	$14,665	$12,953
2023	$11,924	$14,714	$10,301	$14,969	$12,966
2024	$13,736	$18,180	$9,504	$18,699	$14,900

For the above performance graph and below table: Past performance does not guarantee future results. Call 1-800-992-0180 or visit https://individuals.voya.com/product/mutual-fund/performance for current month-end performance. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do reflect deduction of sales charges, if applicable, and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

	1 Year	5 Years	Since Inception (9/29/2017)
Class R6	15.20%	6.20%	4.88%
MSCI All Country World Index℠	23.56%	11.68%	9.35%
Bloomberg Global Aggregate Index	0.77%	-1.62%	-0.76%
MSCI World Index℠	24.92%	12.76%	10.33%
S&P Target Risk Growth® Index	14.91%	7.26%	6.15%

The Fund's performance prior to May 1, 2024, reflects returns achieved pursuant to different principal investment strategies than those currently being pursued by the Fund. If the Fund's current strategy had been in place for the prior periods, the performance information shown would have been different.

Effective May 1, 2024, the Adviser changed the primary benchmark from the S&P Target Risk® Growth Index to the Bloomberg Global Aggregate Index & MSCI World IndexSM because the Bloomberg Global Aggregate Index & MSCI World IndexSM are considered by the Adviser to be more reflective of the type of securities in which the Fund invests. Effective with this report, the Adviser also changed one of the primary benchmarks from the MSCI World IndexSM to the MSCI All Country World IndexSM in accordance with recent changes to regulatory disclosure requirements. The Fund continues to use the MSCI World IndexSM as an additional benchmark that the Adviser believes more closely reflects the Fund's principal investment strategies.

Fund Statistics

  Total Net Assets$124,463,759
  # of Portfolio Holdings184
  Portfolio Turnover Rate116%
  Investment Advisory Fees Paid$358,803

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Microsoft Corp.	2.0%
Amazon.com, Inc.	1.4%
Broadcom Inc., 8.000%, 09/27/24	1.3%
Alphabet, Inc. - Class A	1.2%
Shift4 Payments, Inc., (5.980)%, 12/15/25	1.2%
NVIDIA Corp.	1.2%
Sea Ltd., 2.375%, 12/01/25	1.1%
NextEra Energy Capital Holdings, Inc., 3.000%, 03/01/27	1.1%
SPIE SA, 2.000%, 01/17/28	1.1%

Investment Type Allocation

Value	Value
Assets in Excess of Other Liabilities	1.1%
Preferred Stock	0.6%
Equity-Linked Notes	2.2%
Convertible Bonds/Notes	28.1%
Corporate Bonds/Notes	31.5%
Common Stock	32.5%

Sector Allocation

Value	Value
Technology	19.7%
Industrial	16.7%
Communications	13.9%
Financial	12.8%
Consumer, Cyclical	11.1%
Consumer, Non-cyclical	10.3%
Mutual Funds	4.0%
Energy	3.9%
Basic Materials	3.4%
Utilities	3.1%
Assets in Excess of Other Liabilities	1.1%

Material Fund Changes

This is a summary of certain changes to the Fund during the year ended May 31, 2024. For more complete information, you may review the Fund's Prospectus, as amended on June 17, 2024 at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. Copies of the Prospectus can be requested by calling us at 1-800-992-0180.

Effective May 1, 2024, the Fund changed its name, principal investment strategies, and portfolio management team. Under normal circumstances, the Fund invests directly or indirectly (including through derivatives) at least 80% of its net assets (plus borrowings for investment purposes) in investments that the sub-adviser believes have potential for income, growth, or both. Pursuant to the new strategy, the Fund is subject to the following new principal risks: Convertible Securities, Covenant-Lite Loans, Dividend, Environmental, Social, and Governance, Equity-Linked Notes, Growth Investing, Option Wiring, Other Investment Companies, Restricted Securities, Securities Lending and Structured Notes. The following are no longer principal risks for the Fund: Affiliated Underlying Funds, Credit Default Swaps, Deflation, Floating Rate Loans, Inflation-Indexed Bonds, London Inter-Bank Offered Rate, Mortgage- and/or Asset-Backed Securities, Natural Resources/Commodity Securities, Real Estate Companies and Real Estate Investment Trusts, U.S. Government Securities and Obligations, and Underlying Funds. The portfolio management team is comprised of Justin Kass, CFA; David Oberto; Ethan Turner, CFA; and Michael Yee.  In connection with these changes, the Fund's expense limitation agreement, management fee schedule, and sub-advisory fee schedule for the Fund were also revised. In particular, the investment adviser is contractually obligated to limit expenses to 1.15%, 1.90%, 0.90%, 0.90%, and 0.90% for Class A, Class C, Class I, Class R6, and Class W shares, respectively, through October 1, 2024 (a reduction of five basis points per class).

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Class R6: VYGNX

Voya Global Income & Growth Fund

92913K157-AR

Class W: VYGPX

Voya Global Income & Growth Fund

Annual Shareholder Report

                   May 31, 2024

This annual shareholder report contains important information about Voya Global Income & Growth Fund for the period of June 1, 2023 to May 31, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class W	$53	0.49%

How did the Fund perform?

For the year ended May 31, 2024, the Fund underperformed the MSCI World IndexSM , outperformed the Bloomberg Global Aggregate Index & performed inline with the S&P Target Risk® Growth Index.

Top contributors to performance:

Underlying fund selection & alternative strategies contributed to performance, along with overweights to U.S. large cap value and underweights to core fixed income. On an individual holdings level, Voya Intermediate Bond, Voya Multi-Manager Emerging Markets Equity & Voya Large Cap Value contributed.

Top detractors to performance:

By contrast, tactical asset allocation was a headwind for a majority of the reporting period. The Fund’s overweight to duration was a detractor. On an individual holdings level, Voya Multi-Manager International Equity, Voya High Yield Bond & Voya Multi-Manager International Factors detracted.

Total Return Based on $10,000 Investment

	Class W	MSCI All Country World Index℠	Bloomberg Global Aggregate Index	MSCI World Index℠	S&P Target Risk Growth® Index
2014	$10,000	$10,000	$10,000	$10,000	$10,000
2015	$10,306	$10,508	$10,303	$10,570	$10,601
2016	$10,021	$9,938	$10,611	$10,151	$10,440
2017	$11,128	$11,681	$10,779	$11,818	$11,662
2018	$12,162	$13,064	$10,739	$13,186	$12,510
2019	$11,918	$12,895	$11,426	$13,147	$12,713
2020	$12,064	$13,595	$12,502	$14,041	$13,474
2021	$15,997	$19,285	$12,452	$19,746	$16,827
2022	$14,460	$17,977	$11,429	$18,795	$15,689
2023	$13,950	$18,130	$11,184	$19,184	$15,705
2024	$19,416	$22,401	$9,636	$23,964	$18,047

For the above performance graph and below table: Past performance does not guarantee future results. Call 1-800-992-0180 or visit https://individuals.voya.com/product/mutual-fund/performance for current month-end performance. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do reflect deduction of sales charges, if applicable, and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class W	15.27%	6.17%	4.86%
MSCI All Country World Index℠	23.56%	11.68%	8.40%
Bloomberg Global Aggregate Index	0.77%	-1.62%	-0.37%
MSCI World Index℠	24.92%	12.76%	9.13%
S&P Target Risk Growth® Index	14.91%	7.26%	6.08%

The Fund's performance prior to May 1, 2024, reflects returns achieved pursuant to different principal investment strategies than those currently being pursued by the Fund. If the Fund's current strategy had been in place for the prior periods, the performance information shown would have been different.

Effective May 1, 2024, the Adviser changed the primary benchmark from the S&P Target Risk® Growth Index to the Bloomberg Global Aggregate Index & MSCI World IndexSM because the Bloomberg Global Aggregate Index & MSCI World IndexSM are considered by the Adviser to be more reflective of the type of securities in which the Fund invests. Effective with this report, the Adviser also changed one of the primary benchmarks from the MSCI World IndexSM to the MSCI All Country World IndexSM in accordance with recent changes to regulatory disclosure requirements. The Fund continues to use the MSCI World IndexSM as an additional benchmark that the Adviser believes more closely reflects the Fund's principal investment strategies.

Fund Statistics

  Total Net Assets$124,463,759
  # of Portfolio Holdings184
  Portfolio Turnover Rate116%
  Investment Advisory Fees Paid$358,803

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Microsoft Corp.	2.0%
Amazon.com, Inc.	1.4%
Broadcom Inc., 8.000%, 09/27/24	1.3%
Alphabet, Inc. - Class A	1.2%
Shift4 Payments, Inc., (5.980)%, 12/15/25	1.2%
NVIDIA Corp.	1.2%
Sea Ltd., 2.375%, 12/01/25	1.1%
NextEra Energy Capital Holdings, Inc., 3.000%, 03/01/27	1.1%
SPIE SA, 2.000%, 01/17/28	1.1%

Investment Type Allocation

Value	Value
Assets in Excess of Other Liabilities	1.1%
Preferred Stock	0.6%
Equity-Linked Notes	2.2%
Convertible Bonds/Notes	28.1%
Corporate Bonds/Notes	31.5%
Common Stock	32.5%

Sector Allocation

Value	Value
Technology	19.7%
Industrial	16.7%
Communications	13.9%
Financial	12.8%
Consumer, Cyclical	11.1%
Consumer, Non-cyclical	10.3%
Mutual Funds	4.0%
Energy	3.9%
Basic Materials	3.4%
Utilities	3.1%
Assets in Excess of Other Liabilities	1.1%

Material Fund Changes

This is a summary of certain changes to the Fund during the year ended May 31, 2024. For more complete information, you may review the Fund's Prospectus, as amended on June 17, 2024 at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. Copies of the Prospectus can be requested by calling us at 1-800-992-0180.

Effective May 1, 2024, the Fund changed its name, principal investment strategies, and portfolio management team. Under normal circumstances, the Fund invests directly or indirectly (including through derivatives) at least 80% of its net assets (plus borrowings for investment purposes) in investments that the sub-adviser believes have potential for income, growth, or both. Pursuant to the new strategy, the Fund is subject to the following new principal risks: Convertible Securities, Covenant-Lite Loans, Dividend, Environmental, Social, and Governance, Equity-Linked Notes, Growth Investing, Option Wiring, Other Investment Companies, Restricted Securities, Securities Lending and Structured Notes. The following are no longer principal risks for the Fund: Affiliated Underlying Funds, Credit Default Swaps, Deflation, Floating Rate Loans, Inflation-Indexed Bonds, London Inter-Bank Offered Rate, Mortgage- and/or Asset-Backed Securities, Natural Resources/Commodity Securities, Real Estate Companies and Real Estate Investment Trusts, U.S. Government Securities and Obligations, and Underlying Funds. The portfolio management team is comprised of Justin Kass, CFA; David Oberto; Ethan Turner, CFA; and Michael Yee.  In connection with these changes, the Fund's expense limitation agreement, management fee schedule, and sub-advisory fee schedule for the Fund were also revised. In particular, the investment adviser is contractually obligated to limit expenses to 1.15%, 1.90%, 0.90%, 0.90%, and 0.90% for Class A, Class C, Class I, Class R6, and Class W shares, respectively, through October 1, 2024 (a reduction of five basis points per class).

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Class W: VYGPX

Voya Global Income & Growth Fund

92913K132-AR

Class A: IEDAX

Voya Large Cap Value Fund

Annual Shareholder Report

                   May 31, 2024

This annual shareholder report contains important information about Voya Large Cap Value Fund for the period of June 1, 2023 to May 31, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class A	$124	1.10%

How did the Fund perform?

For the year ended May 31, 2024, the Fund outperformed the Russell 1000® Value Index due to favorable stock selection.

Top contributors to performance:

On the sector level, stock selection within health care and financials sectors had the largest impact. At the individual stock level, key contributors included a non-benchmark position in Apollo Global Management Inc. and overweight positions in Bank of New York Mellon Corp. and Valero Energy Corp.

Top detractors to performance:

Stock selection within the consumer staples and consumer discretionary sectors detracted. An allocation to cash, while within the typical range, was also a headwind. Key detractors included overweight positions in Las Vegas Sands Corp. and Kraft Heinz Company, and not owning a position in GE Aerospace.

Total Return Based on $10,000 Investment

	Class A with Sales Charges	Class A without Sales Charge	Russell 3000® Index	Russell 1000® Value Index
2014	$9,426	$10,000	$10,000	$10,000
2015	$10,239	$10,862	$11,186	$10,903
2016	$9,698	$10,289	$11,211	$10,896
2017	$11,292	$11,980	$13,194	$12,494
2018	$12,001	$12,731	$15,181	$13,525
2019	$12,182	$12,924	$15,560	$13,721
2020	$11,842	$12,563	$17,343	$13,496
2021	$17,605	$18,677	$24,959	$19,485
2022	$18,393	$19,513	$24,041	$19,666
2023	$17,696	$18,773	$24,529	$18,772
2024	$22,261	$23,617	$31,294	$22,847

For the above performance graph and below table: Past performance does not guarantee future results. Call 1-800-992-0180 or visit https://individuals.voya.com/product/mutual-fund/performance for current month-end performance. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do reflect deduction of sales charges, if applicable, and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class A - Including Sales ChargeFootnote Reference*	18.62%	11.49%	8.33%
Class A - Excluding Sales Charge	25.80%	12.81%	8.97%
Russell 3000® Index	27.58%	15.00%	12.09%
Russell 1000® Value Index	21.71%	10.74%	8.61%
Footnote	Description
Footnote*	Reflects deduction of the maximum Class A sales charge of 5.75%.

Effective with this report, the Adviser changed the primary benchmark from the Russell 1000® Value Index to the Russell 3000® Index in accordance with recent changes to regulatory disclosure requirements. The Fund continues to use the Russell 1000® Value Index as an additional benchmark that the Adviser believes more closely reflects the Fund's principal investment strategies.

Fund Statistics

  Total Net Assets$767,954,915
  # of Portfolio Holdings70
  Portfolio Turnover Rate94%
  Investment Advisory Fees Paid$4,704,144

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Bank of America Corp.	4.4%
AT&T, Inc.	4.1%
Philip Morris International, Inc.	3.4%
Welltower, Inc.	3.0%
Bank of New York Mellon Corp.	2.8%
Duke Energy Corp.	2.4%
Intercontinental Exchange, Inc.	2.3%
Thermo Fisher Scientific, Inc.	2.3%
BP PLC	2.2%
McCormick & Co., Inc.	2.2%

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(0.4)%
Short-Term Investments	1.5%
Common Stock	98.9%

Sector Allocation

Value	Value
Financials	19.8%
Health Care	17.6%
Consumer Staples	10.5%
Industrials	9.9%
Information Technology	8.5%
Utilities	7.6%
Energy	7.6%
Consumer Discretionary	4.9%
Communication Services	4.8%
Materials	4.0%
Real Estate	3.7%
Liabilities in Excess of Other Assets	(0.4)%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Class A: IEDAX

Voya Large Cap Value Fund

92913K645-AR

Class C: IEDCX

Voya Large Cap Value Fund

Annual Shareholder Report

                   May 31, 2024

This annual shareholder report contains important information about Voya Large Cap Value Fund for the period of June 1, 2023 to May 31, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class C	$208	1.85%

How did the Fund perform?

For the year ended May 31, 2024, the Fund outperformed the Russell 1000® Value Index due to favorable stock selection.

Top contributors to performance:

On the sector level, stock selection within health care and financials sectors had the largest impact. At the individual stock level, key contributors included a non-benchmark position in Apollo Global Management Inc. and overweight positions in Bank of New York Mellon Corp. and Valero Energy Corp.

Top detractors to performance:

Stock selection within the consumer staples and consumer discretionary sectors detracted. An allocation to cash, while within the typical range, was also a headwind. Key detractors included overweight positions in Las Vegas Sands Corp. and Kraft Heinz Company, and not owning a position in GE Aerospace.

Total Return Based on $10,000 Investment

	Class C with Sales Charges	Class C without Sales Charge	Russell 3000® Index	Russell 1000® Value Index
2014	$10,000	$10,000	$10,000	$10,000
2015	$10,772	$10,772	$11,186	$10,903
2016	$10,131	$10,131	$11,211	$10,896
2017	$11,711	$11,711	$13,194	$12,494
2018	$12,341	$12,341	$15,181	$13,525
2019	$12,441	$12,441	$15,560	$13,721
2020	$12,013	$12,013	$17,343	$13,496
2021	$17,718	$17,718	$24,959	$19,485
2022	$18,377	$18,377	$24,041	$19,666
2023	$17,680	$17,680	$24,529	$18,772
2024	$22,242	$22,242	$31,294	$22,847

For the above performance graph and below table: Past performance does not guarantee future results. Call 1-800-992-0180 or visit https://individuals.voya.com/product/mutual-fund/performance for current month-end performance. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do reflect deduction of sales charges, if applicable, and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class C - Including Sales ChargeFootnote Reference*	24.02%	11.99%	8.32%
Class C - Excluding Sales Charge	25.02%	11.99%	8.32%
Russell 3000® Index	27.58%	15.00%	12.09%
Russell 1000® Value Index	21.71%	10.74%	8.61%
Footnote	Description
Footnote*	Reflects deduction of the Class C deferred sales charge of 1% for the 1 year return.

Effective with this report, the Adviser changed the primary benchmark from the Russell 1000® Value Index to the Russell 3000® Index in accordance with recent changes to regulatory disclosure requirements. The Fund continues to use the Russell 1000® Value Index as an additional benchmark that the Adviser believes more closely reflects the Fund's principal investment strategies.

Fund Statistics

  Total Net Assets$767,954,915
  # of Portfolio Holdings70
  Portfolio Turnover Rate94%
  Investment Advisory Fees Paid$4,704,144

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Bank of America Corp.	4.4%
AT&T, Inc.	4.1%
Philip Morris International, Inc.	3.4%
Welltower, Inc.	3.0%
Bank of New York Mellon Corp.	2.8%
Duke Energy Corp.	2.4%
Intercontinental Exchange, Inc.	2.3%
Thermo Fisher Scientific, Inc.	2.3%
BP PLC	2.2%
McCormick & Co., Inc.	2.2%

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(0.4)%
Short-Term Investments	1.5%
Common Stock	98.9%

Sector Allocation

Value	Value
Financials	19.8%
Health Care	17.6%
Consumer Staples	10.5%
Industrials	9.9%
Information Technology	8.5%
Utilities	7.6%
Energy	7.6%
Consumer Discretionary	4.9%
Communication Services	4.8%
Materials	4.0%
Real Estate	3.7%
Liabilities in Excess of Other Assets	(0.4)%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Class C: IEDCX

Voya Large Cap Value Fund

92913K678-AR

Class I: IEDIX

Voya Large Cap Value Fund

Annual Shareholder Report

                   May 31, 2024

This annual shareholder report contains important information about Voya Large Cap Value Fund for the period of June 1, 2023 to May 31, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class I	$86	0.76%

How did the Fund perform?

For the year ended May 31, 2024, the Fund outperformed the Russell 1000® Value Index due to favorable stock selection.

Top contributors to performance:

On the sector level, stock selection within health care and financials sectors had the largest impact. At the individual stock level, key contributors included a non-benchmark position in Apollo Global Management Inc. and overweight positions in Bank of New York Mellon Corp. and Valero Energy Corp.

Top detractors to performance:

Stock selection within the consumer staples and consumer discretionary sectors detracted. An allocation to cash, while within the typical range, was also a headwind. Key detractors included overweight positions in Las Vegas Sands Corp. and Kraft Heinz Company, and not owning a position in GE Aerospace.

Total Return Based on $250,000 Investment

	Class I	Russell 3000® Index	Russell 1000® Value Index
2014	$250,000	$250,000	$250,000
2015	$272,493	$279,650	$272,575
2016	$259,044	$280,265	$272,411
2017	$302,800	$329,844	$312,347
2018	$322,620	$379,519	$338,116
2019	$328,918	$389,007	$343,018
2020	$320,748	$433,587	$337,393
2021	$478,324	$623,975	$487,128
2022	$501,368	$601,013	$491,658
2023	$483,970	$613,213	$469,288
2024	$610,862	$782,356	$571,177

For the above performance graph and below table: Past performance does not guarantee future results. Call 1-800-992-0180 or visit https://individuals.voya.com/product/mutual-fund/performance for current month-end performance. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do reflect deduction of sales charges, if applicable, and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class I	26.22%	13.18%	9.35%
Russell 3000® Index	27.58%	15.00%	12.09%
Russell 1000® Value Index	21.71%	10.74%	8.61%

Effective with this report, the Adviser changed the primary benchmark from the Russell 1000® Value Index to the Russell 3000® Index in accordance with recent changes to regulatory disclosure requirements. The Fund continues to use the Russell 1000® Value Index as an additional benchmark that the Adviser believes more closely reflects the Fund's principal investment strategies.

Fund Statistics

  Total Net Assets$767,954,915
  # of Portfolio Holdings70
  Portfolio Turnover Rate94%
  Investment Advisory Fees Paid$4,704,144

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Bank of America Corp.	4.4%
AT&T, Inc.	4.1%
Philip Morris International, Inc.	3.4%
Welltower, Inc.	3.0%
Bank of New York Mellon Corp.	2.8%
Duke Energy Corp.	2.4%
Intercontinental Exchange, Inc.	2.3%
Thermo Fisher Scientific, Inc.	2.3%
BP PLC	2.2%
McCormick & Co., Inc.	2.2%

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(0.4)%
Short-Term Investments	1.5%
Common Stock	98.9%

Sector Allocation

Value	Value
Financials	19.8%
Health Care	17.6%
Consumer Staples	10.5%
Industrials	9.9%
Information Technology	8.5%
Utilities	7.6%
Energy	7.6%
Consumer Discretionary	4.9%
Communication Services	4.8%
Materials	4.0%
Real Estate	3.7%
Liabilities in Excess of Other Assets	(0.4)%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Class I: IEDIX

Voya Large Cap Value Fund

92913K686-AR

Class R: IEDRX

Voya Large Cap Value Fund

Annual Shareholder Report

                   May 31, 2024

This annual shareholder report contains important information about Voya Large Cap Value Fund for the period of June 1, 2023 to May 31, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class R	$147	1.30%

How did the Fund perform?

For the year ended May 31, 2024, the Fund outperformed the Russell 1000® Value Index due to favorable stock selection.

Top contributors to performance:

On the sector level, stock selection within health care and financials sectors had the largest impact. At the individual stock level, key contributors included a non-benchmark position in Apollo Global Management Inc. and overweight positions in Bank of New York Mellon Corp. and Valero Energy Corp.

Top detractors to performance:

Stock selection within the consumer staples and consumer discretionary sectors detracted. An allocation to cash, while within the typical range, was also a headwind. Key detractors included overweight positions in Las Vegas Sands Corp. and Kraft Heinz Company, and not owning a position in GE Aerospace.

Total Return Based on $10,000 Investment

	Class R	Russell 3000® Index	Russell 1000® Value Index
2014	$10,000	$10,000	$10,000
2015	$10,834	$11,186	$10,903
2016	$10,246	$11,211	$10,896
2017	$11,902	$13,194	$12,494
2018	$12,608	$15,181	$13,525
2019	$12,790	$15,560	$13,721
2020	$12,392	$17,343	$13,496
2021	$18,400	$24,959	$19,485
2022	$19,177	$24,041	$19,666
2023	$18,397	$24,529	$18,772
2024	$23,118	$31,294	$22,847

For the above performance graph and below table: Past performance does not guarantee future results. Call 1-800-992-0180 or visit https://individuals.voya.com/product/mutual-fund/performance for current month-end performance. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do reflect deduction of sales charges, if applicable, and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class R	25.66%	12.57%	8.74%
Russell 3000® Index	27.58%	15.00%	12.09%
Russell 1000® Value Index	21.71%	10.74%	8.61%

Effective with this report, the Adviser changed the primary benchmark from the Russell 1000® Value Index to the Russell 3000® Index in accordance with recent changes to regulatory disclosure requirements. The Fund continues to use the Russell 1000® Value Index as an additional benchmark that the Adviser believes more closely reflects the Fund's principal investment strategies.

Fund Statistics

  Total Net Assets$767,954,915
  # of Portfolio Holdings70
  Portfolio Turnover Rate94%
  Investment Advisory Fees Paid$4,704,144

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Bank of America Corp.	4.4%
AT&T, Inc.	4.1%
Philip Morris International, Inc.	3.4%
Welltower, Inc.	3.0%
Bank of New York Mellon Corp.	2.8%
Duke Energy Corp.	2.4%
Intercontinental Exchange, Inc.	2.3%
Thermo Fisher Scientific, Inc.	2.3%
BP PLC	2.2%
McCormick & Co., Inc.	2.2%

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(0.4)%
Short-Term Investments	1.5%
Common Stock	98.9%

Sector Allocation

Value	Value
Financials	19.8%
Health Care	17.6%
Consumer Staples	10.5%
Industrials	9.9%
Information Technology	8.5%
Utilities	7.6%
Energy	7.6%
Consumer Discretionary	4.9%
Communication Services	4.8%
Materials	4.0%
Real Estate	3.7%
Liabilities in Excess of Other Assets	(0.4)%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Class R: IEDRX

Voya Large Cap Value Fund

92913K751-AR

Class R6: IEDZX

Voya Large Cap Value Fund

Annual Shareholder Report

                   May 31, 2024

This annual shareholder report contains important information about Voya Large Cap Value Fund for the period of June 1, 2023 to May 31, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class R6	$84	0.74%

How did the Fund perform?

For the year ended May 31, 2024, the Fund outperformed the Russell 1000® Value Index due to favorable stock selection.

Top contributors to performance:

On the sector level, stock selection within health care and financials sectors had the largest impact. At the individual stock level, key contributors included a non-benchmark position in Apollo Global Management Inc. and overweight positions in Bank of New York Mellon Corp. and Valero Energy Corp.

Top detractors to performance:

Stock selection within the consumer staples and consumer discretionary sectors detracted. An allocation to cash, while within the typical range, was also a headwind. Key detractors included overweight positions in Las Vegas Sands Corp. and Kraft Heinz Company, and not owning a position in GE Aerospace.

Total Return Based on $10,000 Investment

	Class R6	Russell 3000® Index	Russell 1000® Value Index
2014	$10,000	$10,000	$10,000
2015	$10,895	$11,186	$10,903
2016	$10,359	$11,211	$10,896
2017	$12,104	$13,194	$12,494
2018	$12,910	$15,181	$13,525
2019	$13,155	$15,560	$13,721
2020	$12,830	$17,343	$13,496
2021	$19,136	$24,959	$19,485
2022	$20,063	$24,041	$19,666
2023	$19,370	$24,529	$18,772
2024	$24,451	$31,294	$22,847

For the above performance graph and below table: Past performance does not guarantee future results. Call 1-800-992-0180 or visit https://individuals.voya.com/product/mutual-fund/performance for current month-end performance. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do reflect deduction of sales charges, if applicable, and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class R6	26.23%	13.20%	9.35%
Russell 3000® Index	27.58%	15.00%	12.09%
Russell 1000® Value Index	21.71%	10.74%	8.61%

Effective with this report, the Adviser changed the primary benchmark from the Russell 1000® Value Index to the Russell 3000® Index in accordance with recent changes to regulatory disclosure requirements. The Fund continues to use the Russell 1000® Value Index as an additional benchmark that the Adviser believes more closely reflects the Fund's principal investment strategies.

Fund Statistics

  Total Net Assets$767,954,915
  # of Portfolio Holdings70
  Portfolio Turnover Rate94%
  Investment Advisory Fees Paid$4,704,144

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Bank of America Corp.	4.4%
AT&T, Inc.	4.1%
Philip Morris International, Inc.	3.4%
Welltower, Inc.	3.0%
Bank of New York Mellon Corp.	2.8%
Duke Energy Corp.	2.4%
Intercontinental Exchange, Inc.	2.3%
Thermo Fisher Scientific, Inc.	2.3%
BP PLC	2.2%
McCormick & Co., Inc.	2.2%

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(0.4)%
Short-Term Investments	1.5%
Common Stock	98.9%

Sector Allocation

Value	Value
Financials	19.8%
Health Care	17.6%
Consumer Staples	10.5%
Industrials	9.9%
Information Technology	8.5%
Utilities	7.6%
Energy	7.6%
Consumer Discretionary	4.9%
Communication Services	4.8%
Materials	4.0%
Real Estate	3.7%
Liabilities in Excess of Other Assets	(0.4)%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Class R6: IEDZX

Voya Large Cap Value Fund

92913K827-AR

Class W: IWEDX

Voya Large Cap Value Fund

Annual Shareholder Report

                   May 31, 2024

This annual shareholder report contains important information about Voya Large Cap Value Fund for the period of June 1, 2023 to May 31, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class W	$96	0.85%

How did the Fund perform?

For the year ended May 31, 2024, the Fund outperformed the Russell 1000® Value Index due to favorable stock selection.

Top contributors to performance:

On the sector level, stock selection within health care and financials sectors had the largest impact. At the individual stock level, key contributors included a non-benchmark position in Apollo Global Management Inc. and overweight positions in Bank of New York Mellon Corp. and Valero Energy Corp.

Top detractors to performance:

Stock selection within the consumer staples and consumer discretionary sectors detracted. An allocation to cash, while within the typical range, was also a headwind. Key detractors included overweight positions in Las Vegas Sands Corp. and Kraft Heinz Company, and not owning a position in GE Aerospace.

Total Return Based on $10,000 Investment

	Class W	Russell 3000® Index	Russell 1000® Value Index
2014	$10,000	$10,000	$10,000
2015	$10,882	$11,186	$10,903
2016	$10,340	$11,211	$10,896
2017	$12,072	$13,194	$12,494
2018	$12,853	$15,181	$13,525
2019	$13,099	$15,560	$13,721
2020	$12,773	$17,343	$13,496
2021	$19,024	$24,959	$19,485
2022	$19,925	$24,041	$19,666
2023	$19,223	$24,529	$18,772
2024	$24,253	$31,294	$22,847

For the above performance graph and below table: Past performance does not guarantee future results. Call 1-800-992-0180 or visit https://individuals.voya.com/product/mutual-fund/performance for current month-end performance. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do reflect deduction of sales charges, if applicable, and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class W	26.17%	13.11%	9.26%
Russell 3000® Index	27.58%	15.00%	12.09%
Russell 1000® Value Index	21.71%	10.74%	8.61%

Effective with this report, the Adviser changed the primary benchmark from the Russell 1000® Value Index to the Russell 3000® Index in accordance with recent changes to regulatory disclosure requirements. The Fund continues to use the Russell 1000® Value Index as an additional benchmark that the Adviser believes more closely reflects the Fund's principal investment strategies.

Fund Statistics

  Total Net Assets$767,954,915
  # of Portfolio Holdings70
  Portfolio Turnover Rate94%
  Investment Advisory Fees Paid$4,704,144

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Bank of America Corp.	4.4%
AT&T, Inc.	4.1%
Philip Morris International, Inc.	3.4%
Welltower, Inc.	3.0%
Bank of New York Mellon Corp.	2.8%
Duke Energy Corp.	2.4%
Intercontinental Exchange, Inc.	2.3%
Thermo Fisher Scientific, Inc.	2.3%
BP PLC	2.2%
McCormick & Co., Inc.	2.2%

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(0.4)%
Short-Term Investments	1.5%
Common Stock	98.9%

Sector Allocation

Value	Value
Financials	19.8%
Health Care	17.6%
Consumer Staples	10.5%
Industrials	9.9%
Information Technology	8.5%
Utilities	7.6%
Energy	7.6%
Consumer Discretionary	4.9%
Communication Services	4.8%
Materials	4.0%
Real Estate	3.7%
Liabilities in Excess of Other Assets	(0.4)%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Class W: IWEDX

Voya Large Cap Value Fund

92913K736-AR

Class A: NLCAX

Voya Large-Cap Growth Fund

Annual Shareholder Report

                   May 31, 2024

This annual shareholder report contains important information about Voya Large-Cap Growth Fund for the period of June 1, 2023 to May 31, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class A	$99	0.84%

How did the Fund perform?

For the year ended May 31, 2024, the Fund outperformed the Russell 1000® Growth Index due to favorable stock selection.

Top contributors to performance:

On the sector level, stock selection within health care and information technology sectors contributed. At the individual stock level, key contributors included underweight allocations to Apple Inc. and Tesla, Inc. and our positioning in NVIDIA Corp.

Top detractors to performance:

By contrast, while an overweight allocation to utilities proved favorable, stock selection within the sector detracted the most from performance. Stock selection within the consumer staples sector and an allocation to cash also weighed on performance. Key individual stock detractors included Paycom Software, Inc., Las Vegas Sands Corp. and Broadcom Inc.

Total Return Based on $10,000 Investment

	Class A with Sales Charges	Class A without Sales Charge	Russell 3000® Index	Russell 1000® Growth Index
2014	$10,000	$10,000	$10,000	$10,000
2015	$10,788	$11,446	$11,186	$11,473
2016	$10,861	$11,524	$11,211	$11,658
2017	$12,965	$13,757	$13,194	$14,021
2018	$15,121	$16,044	$15,181	$16,968
2019	$16,045	$17,024	$15,560	$17,882
2020	$19,462	$20,650	$17,343	$22,577
2021	$25,540	$27,100	$24,959	$31,589
2022	$22,348	$23,712	$24,041	$29,615
2023	$24,024	$25,490	$24,529	$32,443
2024	$32,596	$34,586	$31,294	$43,344

For the above performance graph and below table: Past performance does not guarantee future results. Call 1-800-992-0180 or visit https://individuals.voya.com/product/mutual-fund/performance for current month-end performance. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do reflect deduction of sales charges, if applicable, and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class A - Including Sales ChargeFootnote Reference*	27.88%	13.87%	12.54%
Class A - Excluding Sales Charge	35.68%	15.23%	13.21%
Russell 3000® Index	27.58%	15.00%	12.09%
Russell 1000® Growth Index	33.60%	19.37%	15.80%
Footnote	Description
Footnote*	Reflects deduction of the maximum Class A sales charge of 5.75%.

Effective with this report, the Adviser changed the primary benchmark from the Russell 1000® Growth® Index to the Russell 3000® in accordance with recent changes to regulatory disclosure requirements. The Fund continues to use the Russell 1000® Growth Index as an additional benchmark that the Adviser believes more closely reflects the Fund's principal investment strategies.

Fund Statistics

  Total Net Assets$713,399,251
  # of Portfolio Holdings53
  Portfolio Turnover Rate51%
  Investment Advisory Fees Paid$3,328,048

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Microsoft Corp.	12.7%
NVIDIA Corp.	10.6%
Amazon.com, Inc.	7.4%
Apple, Inc.	6.8%
Meta Platforms, Inc. - Class A	5.4%
Visa, Inc. - Class A	3.7%
Eli Lilly & Co.	3.6%
Alphabet, Inc. - Class A	3.1%
Netflix, Inc.	2.1%
Micron Technology, Inc.	1.7%

Portfolio Composition

Value	Value
Assets in Excess of Other Liabilities	-%
Short-Term Investments	1.3%
Common Stock	98.7%

Sector Allocation

Value	Value
Information Technology	46.7%
Consumer Discretionary	13.0%
Health Care	12.7%
Communication Services	12.4%
Industrials	6.0%
Consumer Staples	3.3%
Financials	2.5%
Utilities	1.1%
Materials	1.0%
Short-Term Investments	1.3%
Assets in Excess of Other Liabilities	-%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Class A: NLCAX

Voya Large-Cap Growth Fund

92913K801-AR

Class C: NLCCX

Voya Large-Cap Growth Fund

Annual Shareholder Report

                   May 31, 2024

This annual shareholder report contains important information about Voya Large-Cap Growth Fund for the period of June 1, 2023 to May 31, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class C	$187	1.59%

How did the Fund perform?

For the year ended May 31, 2024, the Fund outperformed the Russell 1000® Growth Index due to favorable stock selection.

Top contributors to performance:

On the sector level, stock selection within health care and information technology sectors contributed. At the individual stock level, key contributors included underweight allocations to Apple Inc. and Tesla, Inc. and our positioning in NVIDIA Corp.

Top detractors to performance:

By contrast, while an overweight allocation to utilities proved favorable, stock selection within the sector detracted the most from performance. Stock selection within the consumer staples sector and an allocation to cash also weighed on performance. Key individual stock detractors included Paycom Software, Inc., Las Vegas Sands Corp. and Broadcom Inc.

Total Return Based on $10,000 Investment

	Class C with Sales Charges	Class C without Sales Charge	Russell 3000® Index	Russell 1000® Growth Index
2014	$10,000	$10,000	$10,000	$10,000
2015	$11,370	$11,370	$11,186	$11,473
2016	$11,368	$11,368	$11,211	$11,658
2017	$13,468	$13,468	$13,194	$14,021
2018	$15,594	$15,594	$15,181	$16,968
2019	$16,418	$16,418	$15,560	$17,882
2020	$19,768	$19,768	$17,343	$22,577
2021	$25,749	$25,749	$24,959	$31,589
2022	$22,368	$22,368	$24,041	$29,615
2023	$24,045	$24,045	$24,529	$32,443
2024	$32,626	$32,626	$31,294	$43,344

For the above performance graph and below table: Past performance does not guarantee future results. Call 1-800-992-0180 or visit https://individuals.voya.com/product/mutual-fund/performance for current month-end performance. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do reflect deduction of sales charges, if applicable, and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class C - Including Sales ChargeFootnote Reference*	33.73%	14.36%	12.55%
Class C - Excluding Sales Charge	34.73%	14.36%	12.55%
Russell 3000® Index	27.58%	15.00%	12.09%
Russell 1000® Growth Index	33.60%	19.37%	15.80%
Footnote	Description
Footnote*	Reflects deduction of the Class C deferred sales charge of 1% for the 1 year return.

Effective with this report, the Adviser changed the primary benchmark from the Russell 1000® Growth® Index to the Russell 3000® in accordance with recent changes to regulatory disclosure requirements. The Fund continues to use the Russell 1000® Growth Index as an additional benchmark that the Adviser believes more closely reflects the Fund's principal investment strategies.

Fund Statistics

  Total Net Assets$713,399,251
  # of Portfolio Holdings53
  Portfolio Turnover Rate51%
  Investment Advisory Fees Paid$3,328,048

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Microsoft Corp.	12.7%
NVIDIA Corp.	10.6%
Amazon.com, Inc.	7.4%
Apple, Inc.	6.8%
Meta Platforms, Inc. - Class A	5.4%
Visa, Inc. - Class A	3.7%
Eli Lilly & Co.	3.6%
Alphabet, Inc. - Class A	3.1%
Netflix, Inc.	2.1%
Micron Technology, Inc.	1.7%

Portfolio Composition

Value	Value
Assets in Excess of Other Liabilities	-%
Short-Term Investments	1.3%
Common Stock	98.7%

Sector Allocation

Value	Value
Information Technology	46.7%
Consumer Discretionary	13.0%
Health Care	12.7%
Communication Services	12.4%
Industrials	6.0%
Consumer Staples	3.3%
Financials	2.5%
Utilities	1.1%
Materials	1.0%
Short-Term Investments	1.3%
Assets in Excess of Other Liabilities	-%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Class C: NLCCX

Voya Large-Cap Growth Fund

92913K603-AR

Class I: PLCIX

Voya Large-Cap Growth Fund

Annual Shareholder Report

                   May 31, 2024

This annual shareholder report contains important information about Voya Large-Cap Growth Fund for the period of June 1, 2023 to May 31, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class I	$67	0.57%

How did the Fund perform?

For the year ended May 31, 2024, the Fund outperformed the Russell 1000® Growth Index due to favorable stock selection.

Top contributors to performance:

On the sector level, stock selection within health care and information technology sectors contributed. At the individual stock level, key contributors included underweight allocations to Apple Inc. and Tesla, Inc. and our positioning in NVIDIA Corp.

Top detractors to performance:

By contrast, while an overweight allocation to utilities proved favorable, stock selection within the sector detracted the most from performance. Stock selection within the consumer staples sector and an allocation to cash also weighed on performance. Key individual stock detractors included Paycom Software, Inc., Las Vegas Sands Corp. and Broadcom Inc.

Total Return Based on $250,000 Investment

	Class I	Russell 3000® Index	Russell 1000® Growth Index
2014	$250,000	$250,000	$250,000
2015	$287,120	$279,650	$286,825
2016	$290,069	$280,265	$291,443
2017	$347,460	$329,844	$350,518
2018	$406,871	$379,519	$424,197
2019	$433,201	$389,007	$447,062
2020	$527,667	$433,587	$564,415
2021	$694,630	$623,975	$789,730
2022	$609,990	$601,013	$740,372
2023	$658,353	$613,213	$811,077
2024	$895,605	$782,356	$1,083,610

For the above performance graph and below table: Past performance does not guarantee future results. Call 1-800-992-0180 or visit https://individuals.voya.com/product/mutual-fund/performance for current month-end performance. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do reflect deduction of sales charges, if applicable, and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class I	36.09%	15.64%	13.61%
Russell 3000® Index	27.58%	15.00%	12.09%
Russell 1000® Growth Index	33.60%	19.37%	15.80%

Effective with this report, the Adviser changed the primary benchmark from the Russell 1000® Growth® Index to the Russell 3000® in accordance with recent changes to regulatory disclosure requirements. The Fund continues to use the Russell 1000® Growth Index as an additional benchmark that the Adviser believes more closely reflects the Fund's principal investment strategies.

Fund Statistics

  Total Net Assets$713,399,251
  # of Portfolio Holdings53
  Portfolio Turnover Rate51%
  Investment Advisory Fees Paid$3,328,048

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Microsoft Corp.	12.7%
NVIDIA Corp.	10.6%
Amazon.com, Inc.	7.4%
Apple, Inc.	6.8%
Meta Platforms, Inc. - Class A	5.4%
Visa, Inc. - Class A	3.7%
Eli Lilly & Co.	3.6%
Alphabet, Inc. - Class A	3.1%
Netflix, Inc.	2.1%
Micron Technology, Inc.	1.7%

Portfolio Composition

Value	Value
Assets in Excess of Other Liabilities	-%
Short-Term Investments	1.3%
Common Stock	98.7%

Sector Allocation

Value	Value
Information Technology	46.7%
Consumer Discretionary	13.0%
Health Care	12.7%
Communication Services	12.4%
Industrials	6.0%
Consumer Staples	3.3%
Financials	2.5%
Utilities	1.1%
Materials	1.0%
Short-Term Investments	1.3%
Assets in Excess of Other Liabilities	-%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Class I: PLCIX

Voya Large-Cap Growth Fund

92913K504-AR

Class R: VGORX

Voya Large-Cap Growth Fund

Annual Shareholder Report

                   May 31, 2024

This annual shareholder report contains important information about Voya Large-Cap Growth Fund for the period of June 1, 2023 to May 31, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class R	$128	1.09%

How did the Fund perform?

For the year ended May 31, 2024, the Fund outperformed the Russell 1000® Growth Index due to favorable stock selection.

Top contributors to performance:

On the sector level, stock selection within health care and information technology sectors contributed. At the individual stock level, key contributors included underweight allocations to Apple Inc. and Tesla, Inc. and our positioning in NVIDIA Corp.

Top detractors to performance:

By contrast, while an overweight allocation to utilities proved favorable, stock selection within the sector detracted the most from performance. Stock selection within the consumer staples sector and an allocation to cash also weighed on performance. Key individual stock detractors included Paycom Software, Inc., Las Vegas Sands Corp. and Broadcom Inc.

Total Return Based on $10,000 Investment

	Class R	Russell 3000® Index	Russell 1000® Growth Index
2014	$10,000	$10,000	$10,000
2015	$11,429	$11,186	$11,473
2016	$11,476	$11,211	$11,658
2017	$13,665	$13,194	$14,021
2018	$15,900	$15,181	$16,968
2019	$16,829	$15,560	$17,882
2020	$20,366	$17,343	$22,577
2021	$26,655	$24,959	$31,589
2022	$23,268	$24,041	$29,615
2023	$24,956	$24,529	$32,443
2024	$33,789	$31,294	$43,344

For the above performance graph and below table: Past performance does not guarantee future results. Call 1-800-992-0180 or visit https://individuals.voya.com/product/mutual-fund/performance for current month-end performance. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do reflect deduction of sales charges, if applicable, and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class R	35.39%	14.96%	12.95%
Russell 3000® Index	27.58%	15.00%	12.09%
Russell 1000® Growth Index	33.60%	19.37%	15.80%

Effective with this report, the Adviser changed the primary benchmark from the Russell 1000® Growth® Index to the Russell 3000® in accordance with recent changes to regulatory disclosure requirements. The Fund continues to use the Russell 1000® Growth Index as an additional benchmark that the Adviser believes more closely reflects the Fund's principal investment strategies.

Fund Statistics

  Total Net Assets$713,399,251
  # of Portfolio Holdings53
  Portfolio Turnover Rate51%
  Investment Advisory Fees Paid$3,328,048

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Microsoft Corp.	12.7%
NVIDIA Corp.	10.6%
Amazon.com, Inc.	7.4%
Apple, Inc.	6.8%
Meta Platforms, Inc. - Class A	5.4%
Visa, Inc. - Class A	3.7%
Eli Lilly & Co.	3.6%
Alphabet, Inc. - Class A	3.1%
Netflix, Inc.	2.1%
Micron Technology, Inc.	1.7%

Portfolio Composition

Value	Value
Assets in Excess of Other Liabilities	-%
Short-Term Investments	1.3%
Common Stock	98.7%

Sector Allocation

Value	Value
Information Technology	46.7%
Consumer Discretionary	13.0%
Health Care	12.7%
Communication Services	12.4%
Industrials	6.0%
Consumer Staples	3.3%
Financials	2.5%
Utilities	1.1%
Materials	1.0%
Short-Term Investments	1.3%
Assets in Excess of Other Liabilities	-%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Class R: VGORX

Voya Large-Cap Growth Fund

92913K561-AR

Class R6: VGOSX

Voya Large-Cap Growth Fund

Annual Shareholder Report

                   May 31, 2024

This annual shareholder report contains important information about Voya Large-Cap Growth Fund for the period of June 1, 2023 to May 31, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class R6	$65	0.55%

How did the Fund perform?

For the year ended May 31, 2024, the Fund outperformed the Russell 1000® Growth Index due to favorable stock selection.

Top contributors to performance:

On the sector level, stock selection within health care and information technology sectors contributed. At the individual stock level, key contributors included underweight allocations to Apple Inc. and Tesla, Inc. and our positioning in NVIDIA Corp.

Top detractors to performance:

By contrast, while an overweight allocation to utilities proved favorable, stock selection within the sector detracted the most from performance. Stock selection within the consumer staples sector and an allocation to cash also weighed on performance. Key individual stock detractors included Paycom Software, Inc., Las Vegas Sands Corp. and Broadcom Inc.

Total Return Based on $10,000 Investment

	Class R6	Russell 3000® Index	Russell 1000® Growth Index
6/2/2015	$10,000	$10,000	$10,000
2016	$10,072	$10,139	$10,257
2017	$12,066	$11,932	$12,337
2018	$14,140	$13,729	$14,930
2019	$15,072	$14,073	$15,734
2020	$18,371	$15,685	$19,865
2021	$24,202	$22,573	$27,795
2022	$21,266	$21,742	$26,057
2023	$22,948	$22,183	$28,546
2024	$31,233	$28,302	$38,138

For the above performance graph and below table: Past performance does not guarantee future results. Call 1-800-992-0180 or visit https://individuals.voya.com/product/mutual-fund/performance for current month-end performance. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do reflect deduction of sales charges, if applicable, and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

	1 Year	5 Years	Since Inception (6/2/2015)
Class R6	36.10%	15.69%	13.49%
Russell 3000® Index	27.58%	15.00%	12.10%
Russell 1000® Growth Index	33.60%	19.37%	15.89%

Effective with this report, the Adviser changed the primary benchmark from the Russell 1000® Growth® Index to the Russell 3000® in accordance with recent changes to regulatory disclosure requirements. The Fund continues to use the Russell 1000® Growth Index as an additional benchmark that the Adviser believes more closely reflects the Fund's principal investment strategies.

Fund Statistics

  Total Net Assets$713,399,251
  # of Portfolio Holdings53
  Portfolio Turnover Rate51%
  Investment Advisory Fees Paid$3,328,048

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Microsoft Corp.	12.7%
NVIDIA Corp.	10.6%
Amazon.com, Inc.	7.4%
Apple, Inc.	6.8%
Meta Platforms, Inc. - Class A	5.4%
Visa, Inc. - Class A	3.7%
Eli Lilly & Co.	3.6%
Alphabet, Inc. - Class A	3.1%
Netflix, Inc.	2.1%
Micron Technology, Inc.	1.7%

Portfolio Composition

Value	Value
Assets in Excess of Other Liabilities	-%
Short-Term Investments	1.3%
Common Stock	98.7%

Sector Allocation

Value	Value
Information Technology	46.7%
Consumer Discretionary	13.0%
Health Care	12.7%
Communication Services	12.4%
Industrials	6.0%
Consumer Staples	3.3%
Financials	2.5%
Utilities	1.1%
Materials	1.0%
Short-Term Investments	1.3%
Assets in Excess of Other Liabilities	-%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Class R6: VGOSX

Voya Large-Cap Growth Fund

92913K553-AR

Class W: IGOWX

Voya Large-Cap Growth Fund

Annual Shareholder Report

                   May 31, 2024

This annual shareholder report contains important information about Voya Large-Cap Growth Fund for the period of June 1, 2023 to May 31, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class W	$70	0.59%

How did the Fund perform?

For the year ended May 31, 2024, the Fund outperformed the Russell 1000® Growth Index due to favorable stock selection.

Top contributors to performance:

On the sector level, stock selection within health care and information technology sectors contributed. At the individual stock level, key contributors included underweight allocations to Apple Inc. and Tesla, Inc. and our positioning in NVIDIA Corp.

Top detractors to performance:

By contrast, while an overweight allocation to utilities proved favorable, stock selection within the sector detracted the most from performance. Stock selection within the consumer staples sector and an allocation to cash also weighed on performance. Key individual stock detractors included Paycom Software, Inc., Las Vegas Sands Corp. and Broadcom Inc.

Total Return Based on $10,000 Investment

	Class W	Russell 3000® Index	Russell 1000® Growth Index
2014	$10,000	$10,000	$10,000
2015	$11,483	$11,186	$11,473
2016	$11,593	$11,211	$11,658
2017	$13,873	$13,194	$14,021
2018	$16,225	$15,181	$16,968
2019	$17,250	$15,560	$17,882
2020	$20,984	$17,343	$22,577
2021	$27,604	$24,959	$31,589
2022	$24,215	$24,041	$29,615
2023	$26,107	$24,529	$32,443
2024	$35,522	$31,294	$43,344

For the above performance graph and below table: Past performance does not guarantee future results. Call 1-800-992-0180 or visit https://individuals.voya.com/product/mutual-fund/performance for current month-end performance. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do reflect deduction of sales charges, if applicable, and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class W	36.07%	15.54%	13.51%
Russell 3000® Index	27.58%	15.00%	12.09%
Russell 1000® Growth Index	33.60%	19.37%	15.80%

Effective with this report, the Adviser changed the primary benchmark from the Russell 1000® Growth® Index to the Russell 3000® in accordance with recent changes to regulatory disclosure requirements. The Fund continues to use the Russell 1000® Growth Index as an additional benchmark that the Adviser believes more closely reflects the Fund's principal investment strategies.

Fund Statistics

  Total Net Assets$713,399,251
  # of Portfolio Holdings53
  Portfolio Turnover Rate51%
  Investment Advisory Fees Paid$3,328,048

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Microsoft Corp.	12.7%
NVIDIA Corp.	10.6%
Amazon.com, Inc.	7.4%
Apple, Inc.	6.8%
Meta Platforms, Inc. - Class A	5.4%
Visa, Inc. - Class A	3.7%
Eli Lilly & Co.	3.6%
Alphabet, Inc. - Class A	3.1%
Netflix, Inc.	2.1%
Micron Technology, Inc.	1.7%

Portfolio Composition

Value	Value
Assets in Excess of Other Liabilities	-%
Short-Term Investments	1.3%
Common Stock	98.7%

Sector Allocation

Value	Value
Information Technology	46.7%
Consumer Discretionary	13.0%
Health Care	12.7%
Communication Services	12.4%
Industrials	6.0%
Consumer Staples	3.3%
Financials	2.5%
Utilities	1.1%
Materials	1.0%
Short-Term Investments	1.3%
Assets in Excess of Other Liabilities	-%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Class W: IGOWX

Voya Large-Cap Growth Fund

92913K579-AR

Class A: VYMQX

Voya Mid Cap Research Enhanced Index Fund

Annual Shareholder Report

                   May 31, 2024

This annual shareholder report contains important information about Voya Mid Cap Research Enhanced Index Fund for the period of June 1, 2023 to May 31, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class A	$109	0.96%

How did the Fund perform?

For the year ended May 31, 2024, the Fund outperformed the S&P Midcap 400® Index due to favorable stock selection.

Top contributors to performance:

On the sector level, stock selection within the financials, information technology and real estate sectors contributed the most to performance. Among the key contributors at the individual stock level were not owning New York Community Bancorp Inc. and overweight positions in Super Micro Computer, Inc. and TopBuild Corp.

Top detractors to performance:

Stock selection within the industrials, communication services and energy sectors detracted the most from performance. Key detractors included underweight positions in EMCOR Group, Inc. and XOP, Inc. as well as the overweight position in Iridium Communications Inc.

Total Return Based on $10,000 Investment

	Class A with Sales Charges	Class A without Sales Charge	Russell 3000® Index	S&P MidCap 400® Index
2014	$9,425	$10,000	$10,000	$10,000
2015	$10,175	$10,796	$11,186	$11,228
2016	$9,760	$10,356	$11,211	$11,181
2017	$11,221	$11,906	$13,194	$13,099
2018	$12,362	$13,116	$15,181	$15,046
2019	$11,454	$12,153	$15,560	$14,228
2020	$11,060	$11,735	$17,343	$14,112
2021	$17,293	$18,348	$24,959	$22,124
2022	$16,224	$17,213	$24,041	$20,681
2023	$15,502	$16,448	$24,529	$20,137
2024	$19,673	$20,873	$31,294	$25,367

For the above performance graph and below table: Past performance does not guarantee future results. Call 1-800-992-0180 or visit https://individuals.voya.com/product/mutual-fund/performance for current month-end performance. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do reflect deduction of sales charges, if applicable, and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class A - Including Sales ChargeFootnote Reference*	19.58%	10.11%	7.00%
Class A - Excluding Sales Charge	26.90%	11.42%	7.64%
Russell 3000® Index	27.58%	15.00%	12.09%
S&P MidCap 400® Index	25.97%	12.26%	9.76%
Footnote	Description
Footnote*	Reflects deduction of the maximum Class A sales charge of 5.75%.

Effective with this report, the Adviser changed the primary benchmark from the S&P MidCap 400® Index to the Russell 3000® Index in accordance with recent changes to regulatory disclosure requirements. The Fund continues to use the S&P MidCap 400® Index as an additional benchmark that the Adviser believes more closely reflects the Fund’s principal investment strategies.

Fund Statistics

  Total Net Assets$172,608,355
  # of Portfolio Holdings310
  Portfolio Turnover Rate107%
  Investment Advisory Fees Paid$759,399

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

iShares Core S&P Mid-Cap ETF	2.5%
Owens Corning	1.1%
Pure Storage, Inc. - Class A	1.0%
TopBuild Corp.	1.0%
Equitable Holdings, Inc.	0.9%
Reinsurance Group of America, Inc.	0.9%
RPM International, Inc.	0.9%
AECOM	0.9%
US Foods Holding Corp.	0.8%
Neurocrine Biosciences, Inc.	0.8%

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(0.4)%
Short-Term Investments	0.5%
Exchange-Traded Funds	2.5%
Common Stock	97.4%

Sector Allocation

Value	Value
Industrials	21.2%
Financials	15.9%
Consumer Discretionary	15.3%
Information Technology	9.7%
Health Care	8.1%
Materials	6.5%
Real Estate	6.4%
Energy	5.1%
Consumer Staples	4.7%
Utilities	2.8%
Exchange-Traded Funds	2.5%
Liabilities in Excess of Other Assets	(0.4)%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Class A: VYMQX

Voya Mid Cap Research Enhanced Index Fund

92918A105-AR

Class C: VYMRX

Voya Mid Cap Research Enhanced Index Fund

Annual Shareholder Report

                   May 31, 2024

This annual shareholder report contains important information about Voya Mid Cap Research Enhanced Index Fund for the period of June 1, 2023 to May 31, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class C	$165	1.46%

How did the Fund perform?

For the year ended May 31, 2024, the Fund outperformed the S&P Midcap 400® Index due to favorable stock selection.

Top contributors to performance:

On the sector level, stock selection within the financials, information technology and real estate sectors contributed the most to performance. Among the key contributors at the individual stock level were not owning New York Community Bancorp Inc. and overweight positions in Super Micro Computer, Inc. and TopBuild Corp.

Top detractors to performance:

Stock selection within the industrials, communication services and energy sectors detracted the most from performance. Key detractors included underweight positions in EMCOR Group, Inc. and XOP, Inc. as well as the overweight position in Iridium Communications Inc.

Total Return Based on $10,000 Investment

	Class C with Sales Charges	Class C without Sales Charge	Russell 3000® Index	S&P MidCap 400® Index
2014	$10,000	$10,000	$10,000	$10,000
2015	$10,741	$10,741	$11,186	$11,228
2016	$10,253	$10,253	$11,211	$11,181
2017	$11,726	$11,726	$13,194	$13,099
2018	$12,857	$12,857	$15,181	$15,046
2019	$11,854	$11,854	$15,560	$14,228
2020	$11,398	$11,398	$17,343	$14,112
2021	$17,730	$17,730	$24,959	$22,124
2022	$16,548	$16,548	$24,041	$20,681
2023	$15,812	$15,812	$24,529	$20,137
2024	$20,066	$20,066	$31,294	$25,367

For the above performance graph and below table: Past performance does not guarantee future results. Call 1-800-992-0180 or visit https://individuals.voya.com/product/mutual-fund/performance for current month-end performance. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do reflect deduction of sales charges, if applicable, and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class C - Including Sales ChargeFootnote Reference*	25.22%	10.88%	7.21%
Class C - Excluding Sales Charge	26.22%	10.88%	7.21%
Russell 3000® Index	27.58%	15.00%	12.09%
S&P MidCap 400® Index	25.97%	12.26%	9.76%
Footnote	Description
Footnote*	Reflects deduction of the Class C deferred sales charge of 1% for the 1 year return.

Effective with this report, the Adviser changed the primary benchmark from the S&P MidCap 400® Index to the Russell 3000® Index in accordance with recent changes to regulatory disclosure requirements. The Fund continues to use the S&P MidCap 400® Index as an additional benchmark that the Adviser believes more closely reflects the Fund’s principal investment strategies.

Fund Statistics

  Total Net Assets$172,608,355
  # of Portfolio Holdings310
  Portfolio Turnover Rate107%
  Investment Advisory Fees Paid$759,399

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

iShares Core S&P Mid-Cap ETF	2.5%
Owens Corning	1.1%
Pure Storage, Inc. - Class A	1.0%
TopBuild Corp.	1.0%
Equitable Holdings, Inc.	0.9%
Reinsurance Group of America, Inc.	0.9%
RPM International, Inc.	0.9%
AECOM	0.9%
US Foods Holding Corp.	0.8%
Neurocrine Biosciences, Inc.	0.8%

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(0.4)%
Short-Term Investments	0.5%
Exchange-Traded Funds	2.5%
Common Stock	97.4%

Sector Allocation

Value	Value
Industrials	21.2%
Financials	15.9%
Consumer Discretionary	15.3%
Information Technology	9.7%
Health Care	8.1%
Materials	6.5%
Real Estate	6.4%
Energy	5.1%
Consumer Staples	4.7%
Utilities	2.8%
Exchange-Traded Funds	2.5%
Liabilities in Excess of Other Assets	(0.4)%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Class C: VYMRX

Voya Mid Cap Research Enhanced Index Fund

92918A204-AR

Class I: VYMSX

Voya Mid Cap Research Enhanced Index Fund

Annual Shareholder Report

                   May 31, 2024

This annual shareholder report contains important information about Voya Mid Cap Research Enhanced Index Fund for the period of June 1, 2023 to May 31, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class I	$81	0.71%

How did the Fund perform?

For the year ended May 31, 2024, the Fund outperformed the S&P Midcap 400® Index due to favorable stock selection.

Top contributors to performance:

On the sector level, stock selection within the financials, information technology and real estate sectors contributed the most to performance. Among the key contributors at the individual stock level were not owning New York Community Bancorp Inc. and overweight positions in Super Micro Computer, Inc. and TopBuild Corp.

Top detractors to performance:

Stock selection within the industrials, communication services and energy sectors detracted the most from performance. Key detractors included underweight positions in EMCOR Group, Inc. and XOP, Inc. as well as the overweight position in Iridium Communications Inc.

Total Return Based on $250,000 Investment

	Class I	Russell 3000® Index	S&P MidCap 400® Index
2014	$250,000	$250,000	$250,000
2015	$270,509	$279,650	$280,700
2016	$260,181	$280,265	$279,521
2017	$299,961	$329,844	$327,487
2018	$331,246	$379,519	$376,151
2019	$307,802	$389,007	$355,689
2020	$297,807	$433,587	$352,808
2021	$466,899	$623,975	$553,097
2022	$438,934	$601,013	$517,035
2023	$420,452	$613,213	$503,437
2024	$535,061	$782,356	$634,172

For the above performance graph and below table: Past performance does not guarantee future results. Call 1-800-992-0180 or visit https://individuals.voya.com/product/mutual-fund/performance for current month-end performance. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do reflect deduction of sales charges, if applicable, and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class I	27.26%	11.69%	7.91%
Russell 3000® Index	27.58%	15.00%	12.09%
S&P MidCap 400® Index	25.97%	12.26%	9.76%

Effective with this report, the Adviser changed the primary benchmark from the S&P MidCap 400® Index to the Russell 3000® Index in accordance with recent changes to regulatory disclosure requirements. The Fund continues to use the S&P MidCap 400® Index as an additional benchmark that the Adviser believes more closely reflects the Fund’s principal investment strategies.

Fund Statistics

  Total Net Assets$172,608,355
  # of Portfolio Holdings310
  Portfolio Turnover Rate107%
  Investment Advisory Fees Paid$759,399

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

iShares Core S&P Mid-Cap ETF	2.5%
Owens Corning	1.1%
Pure Storage, Inc. - Class A	1.0%
TopBuild Corp.	1.0%
Equitable Holdings, Inc.	0.9%
Reinsurance Group of America, Inc.	0.9%
RPM International, Inc.	0.9%
AECOM	0.9%
US Foods Holding Corp.	0.8%
Neurocrine Biosciences, Inc.	0.8%

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(0.4)%
Short-Term Investments	0.5%
Exchange-Traded Funds	2.5%
Common Stock	97.4%

Sector Allocation

Value	Value
Industrials	21.2%
Financials	15.9%
Consumer Discretionary	15.3%
Information Technology	9.7%
Health Care	8.1%
Materials	6.5%
Real Estate	6.4%
Energy	5.1%
Consumer Staples	4.7%
Utilities	2.8%
Exchange-Traded Funds	2.5%
Liabilities in Excess of Other Assets	(0.4)%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Class I: VYMSX

Voya Mid Cap Research Enhanced Index Fund

92918A303-AR

Class R: VYMVX

Voya Mid Cap Research Enhanced Index Fund

Annual Shareholder Report

                   May 31, 2024

This annual shareholder report contains important information about Voya Mid Cap Research Enhanced Index Fund for the period of June 1, 2023 to May 31, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class R	$137	1.21%

How did the Fund perform?

For the year ended May 31, 2024, the Fund outperformed the S&P Midcap 400® Index due to favorable stock selection.

Top contributors to performance:

On the sector level, stock selection within the financials, information technology and real estate sectors contributed the most to performance. Among the key contributors at the individual stock level were not owning New York Community Bancorp Inc. and overweight positions in Super Micro Computer, Inc. and TopBuild Corp.

Top detractors to performance:

Stock selection within the industrials, communication services and energy sectors detracted the most from performance. Key detractors included underweight positions in EMCOR Group, Inc. and XOP, Inc. as well as the overweight position in Iridium Communications Inc.

Total Return Based on $10,000 Investment

	Class R	Russell 3000® Index	S&P MidCap 400® Index
2014	$10,000	$10,000	$10,000
2015	$10,764	$11,186	$11,228
2016	$10,303	$11,211	$11,181
2017	$11,814	$13,194	$13,099
2018	$12,987	$15,181	$15,046
2019	$12,007	$15,560	$14,228
2020	$11,563	$17,343	$14,112
2021	$18,034	$24,959	$22,124
2022	$16,876	$24,041	$20,681
2023	$16,085	$24,529	$20,137
2024	$20,366	$31,294	$25,367

For the above performance graph and below table: Past performance does not guarantee future results. Call 1-800-992-0180 or visit https://individuals.voya.com/product/mutual-fund/performance for current month-end performance. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do reflect deduction of sales charges, if applicable, and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class R	26.62%	11.15%	7.37%
Russell 3000® Index	27.58%	15.00%	12.09%
S&P MidCap 400® Index	25.97%	12.26%	9.76%

Effective with this report, the Adviser changed the primary benchmark from the S&P MidCap 400® Index to the Russell 3000® Index in accordance with recent changes to regulatory disclosure requirements. The Fund continues to use the S&P MidCap 400® Index as an additional benchmark that the Adviser believes more closely reflects the Fund’s principal investment strategies.

Fund Statistics

  Total Net Assets$172,608,355
  # of Portfolio Holdings310
  Portfolio Turnover Rate107%
  Investment Advisory Fees Paid$759,399

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

iShares Core S&P Mid-Cap ETF	2.5%
Owens Corning	1.1%
Pure Storage, Inc. - Class A	1.0%
TopBuild Corp.	1.0%
Equitable Holdings, Inc.	0.9%
Reinsurance Group of America, Inc.	0.9%
RPM International, Inc.	0.9%
AECOM	0.9%
US Foods Holding Corp.	0.8%
Neurocrine Biosciences, Inc.	0.8%

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(0.4)%
Short-Term Investments	0.5%
Exchange-Traded Funds	2.5%
Common Stock	97.4%

Sector Allocation

Value	Value
Industrials	21.2%
Financials	15.9%
Consumer Discretionary	15.3%
Information Technology	9.7%
Health Care	8.1%
Materials	6.5%
Real Estate	6.4%
Energy	5.1%
Consumer Staples	4.7%
Utilities	2.8%
Exchange-Traded Funds	2.5%
Liabilities in Excess of Other Assets	(0.4)%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Class R: VYMVX

Voya Mid Cap Research Enhanced Index Fund

92918A600-AR

Class W: VYMYX

Voya Mid Cap Research Enhanced Index Fund

Annual Shareholder Report

                   May 31, 2024

This annual shareholder report contains important information about Voya Mid Cap Research Enhanced Index Fund for the period of June 1, 2023 to May 31, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class W	$81	0.71%

How did the Fund perform?

For the year ended May 31, 2024, the Fund outperformed the S&P Midcap 400® Index due to favorable stock selection.

Top contributors to performance:

On the sector level, stock selection within the financials, information technology and real estate sectors contributed the most to performance. Among the key contributors at the individual stock level were not owning New York Community Bancorp Inc. and overweight positions in Super Micro Computer, Inc. and TopBuild Corp.

Top detractors to performance:

Stock selection within the industrials, communication services and energy sectors detracted the most from performance. Key detractors included underweight positions in EMCOR Group, Inc. and XOP, Inc. as well as the overweight position in Iridium Communications Inc.

Total Return Based on $10,000 Investment

	Class W	Russell 3000® Index	S&P MidCap 400® Index
2014	$10,000	$10,000	$10,000
2015	$10,821	$11,186	$11,228
2016	$10,410	$11,211	$11,181
2017	$11,991	$13,194	$13,099
2018	$13,259	$15,181	$15,046
2019	$12,267	$15,560	$14,228
2020	$11,872	$17,343	$14,112
2021	$18,602	$24,959	$22,124
2022	$17,499	$24,041	$20,681
2023	$16,765	$24,529	$20,137
2024	$21,334	$31,294	$25,367

For the above performance graph and below table: Past performance does not guarantee future results. Call 1-800-992-0180 or visit https://individuals.voya.com/product/mutual-fund/performance for current month-end performance. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do reflect deduction of sales charges, if applicable, and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class W	27.26%	11.70%	7.87%
Russell 3000® Index	27.58%	15.00%	12.09%
S&P MidCap 400® Index	25.97%	12.26%	9.76%

Effective with this report, the Adviser changed the primary benchmark from the S&P MidCap 400® Index to the Russell 3000® Index in accordance with recent changes to regulatory disclosure requirements. The Fund continues to use the S&P MidCap 400® Index as an additional benchmark that the Adviser believes more closely reflects the Fund’s principal investment strategies.

Fund Statistics

  Total Net Assets$172,608,355
  # of Portfolio Holdings310
  Portfolio Turnover Rate107%
  Investment Advisory Fees Paid$759,399

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

iShares Core S&P Mid-Cap ETF	2.5%
Owens Corning	1.1%
Pure Storage, Inc. - Class A	1.0%
TopBuild Corp.	1.0%
Equitable Holdings, Inc.	0.9%
Reinsurance Group of America, Inc.	0.9%
RPM International, Inc.	0.9%
AECOM	0.9%
US Foods Holding Corp.	0.8%
Neurocrine Biosciences, Inc.	0.8%

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(0.4)%
Short-Term Investments	0.5%
Exchange-Traded Funds	2.5%
Common Stock	97.4%

Sector Allocation

Value	Value
Industrials	21.2%
Financials	15.9%
Consumer Discretionary	15.3%
Information Technology	9.7%
Health Care	8.1%
Materials	6.5%
Real Estate	6.4%
Energy	5.1%
Consumer Staples	4.7%
Utilities	2.8%
Exchange-Traded Funds	2.5%
Liabilities in Excess of Other Assets	(0.4)%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Class W: VYMYX

Voya Mid Cap Research Enhanced Index Fund

92918A808-AR

Class A: NMCAX

Voya MidCap Opportunities Fund

Annual Shareholder Report

                   May 31, 2024

This annual shareholder report contains important information about Voya MidCap Opportunities Fund for the period of June 1, 2023 to May 31, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class A	$132	1.20%

How did the Fund perform?

For the year ended May 31, 2024, the Fund underperformed the Russell Midcap® Growth Index due to unfavorable allocation effects.

Top contributors to performance:

On the sector level, stock selection within consumer staples and financials sectors contributed the most. On an individual stock level basis, key contributors were our overweight positions in CrowdStrike Holdings, Inc. and TransDigm Group Inc. and owning a non-benchmark position in Viking Therapeutics, Inc.

Top detractors to performance:

While positive in aggregate, stock selection in the consumer discretionary and information technology sectors weighed on performance. On an individual stock level basis, key detractors included Inspire Medical Systems, Inc., Paycom Software, Inc. and Amylyx Pharmaceuticals, Inc.

Total Return Based on $10,000 Investment

	Class A with Sales Charges	Class A without Sales Charge	Russell 3000® Index	Russell Midcap® Growth Index	Russell Midcap® Index
2014	$9,424	$10,000	$10,000	$10,000	$10,000
2015	$10,796	$11,456	$11,186	$11,472	$11,247
2016	$10,633	$11,283	$11,211	$11,048	$11,025
2017	$12,363	$13,119	$13,194	$12,890	$12,774
2018	$13,987	$14,841	$15,181	$15,265	$14,393
2019	$14,402	$15,282	$15,560	$16,313	$14,621
2020	$16,373	$17,373	$17,343	$19,091	$15,006
2021	$23,439	$24,871	$24,959	$26,304	$22,552
2022	$18,741	$19,886	$24,041	$21,383	$21,026
2023	$20,070	$21,297	$24,529	$22,612	$20,077
2024	$24,104	$25,577	$31,294	$27,566	$24,717

For the above performance graph and below table: Past performance does not guarantee future results. Call 1-800-992-0180 or visit https://individuals.voya.com/product/mutual-fund/performance for current month-end performance. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do reflect deduction of sales charges, if applicable, and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class A - Including Sales ChargeFootnote Reference*	13.18%	9.54%	9.20%
Class A - Excluding Sales Charge	20.10%	10.85%	9.85%
Russell 3000® Index	27.58%	15.00%	12.09%
Russell Midcap® Growth Index	21.91%	11.06%	10.67%
Russell Midcap® Index	23.11%	11.07%	9.47%
Footnote	Description
Footnote*	Reflects deduction of the maximum Class A sales charge of 5.75%.

Effective with this report, the Adviser changed the primary benchmark from the Russell Midcap® Growth Index to the Russell 3000® Index in accordance with recent changes to regulatory disclosure requirements. The Fund continues to use the Russell Midcap® Growth Index and the Russell Midcap® Index as additional benchmarks that the Adviser believes more closely reflect the Fund's principal investment strategies.

Fund Statistics

  Total Net Assets$698,819,390
  # of Portfolio Holdings70
  Portfolio Turnover Rate70%
  Investment Advisory Fees Paid$5,451,680

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Crowdstrike Holdings, Inc. - Class A	3.2%
Ross Stores, Inc.	3.2%
Apollo Global Management, Inc.	3.1%
Trade Desk, Inc. - Class A	2.6%
Verisk Analytics, Inc.	2.5%
Copart, Inc.	2.5%
Monolithic Power Systems, Inc.	2.4%
TransDigm Group, Inc.	2.4%
LPL Financial Holdings, Inc.	2.3%
Dexcom, Inc.	2.2%

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(0.1)%
Short-Term Investments	2.0%
Common Stock	98.1%

Sector Allocation

Value	Value
Industrials	20.1%
Health Care	18.7%
Information Technology	18.7%
Consumer Discretionary	11.5%
Financials	10.8%
Communication Services	5.7%
Consumer Staples	4.4%
Energy	3.7%
Materials	2.4%
Real Estate	1.6%
Utilities	0.5%
Liabilities in Excess of Other Assets	(0.1)%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Class A: NMCAX

Voya MidCap Opportunities Fund

92913K884-AR

Class C: NMCCX

Voya MidCap Opportunities Fund

Annual Shareholder Report

                   May 31, 2024

This annual shareholder report contains important information about Voya MidCap Opportunities Fund for the period of June 1, 2023 to May 31, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class C	$214	1.95%

How did the Fund perform?

For the year ended May 31, 2024, the Fund underperformed the Russell Midcap® Growth Index due to unfavorable allocation effects.

Top contributors to performance:

On the sector level, stock selection within consumer staples and financials sectors contributed the most. On an individual stock level basis, key contributors were our overweight positions in CrowdStrike Holdings, Inc. and TransDigm Group Inc. and owning a non-benchmark position in Viking Therapeutics, Inc.

Top detractors to performance:

While positive in aggregate, stock selection in the consumer discretionary and information technology sectors weighed on performance. On an individual stock level basis, key detractors included Inspire Medical Systems, Inc., Paycom Software, Inc. and Amylyx Pharmaceuticals, Inc.

Total Return Based on $10,000 Investment

	Class C with Sales Charges	Class C without Sales Charge	Russell 3000® Index	Russell Midcap® Growth Index	Russell Midcap® Index
2014	$10,000	$10,000	$10,000	$10,000	$10,000
2015	$11,375	$11,375	$11,186	$11,472	$11,247
2016	$11,119	$11,119	$11,211	$11,048	$11,025
2017	$12,833	$12,833	$13,194	$12,890	$12,774
2018	$14,415	$14,415	$15,181	$15,265	$14,393
2019	$14,724	$14,724	$15,560	$16,313	$14,621
2020	$16,609	$16,609	$17,343	$19,091	$15,006
2021	$23,609	$23,609	$24,959	$26,304	$22,552
2022	$18,751	$18,751	$24,041	$21,383	$21,026
2023	$20,081	$20,081	$24,529	$22,612	$20,077
2024	$24,117	$24,117	$31,294	$27,566	$24,717

For the above performance graph and below table: Past performance does not guarantee future results. Call 1-800-992-0180 or visit https://individuals.voya.com/product/mutual-fund/performance for current month-end performance. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do reflect deduction of sales charges, if applicable, and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class C - Including Sales ChargeFootnote Reference*	18.23%	10.02%	9.20%
Class C - Excluding Sales Charge	19.23%	10.02%	9.20%
Russell 3000® Index	27.58%	15.00%	12.09%
Russell Midcap® Growth Index	21.91%	11.06%	10.67%
Russell Midcap® Index	23.11%	11.07%	9.47%
Footnote	Description
Footnote*	Reflects deduction of the Class C deferred sales charge of 1% for the 1 year return.

Effective with this report, the Adviser changed the primary benchmark from the Russell Midcap® Growth Index to the Russell 3000® Index in accordance with recent changes to regulatory disclosure requirements. The Fund continues to use the Russell Midcap® Growth Index and the Russell Midcap® Index as additional benchmarks that the Adviser believes more closely reflect the Fund's principal investment strategies.

Fund Statistics

  Total Net Assets$698,819,390
  # of Portfolio Holdings70
  Portfolio Turnover Rate70%
  Investment Advisory Fees Paid$5,451,680

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Crowdstrike Holdings, Inc. - Class A	3.2%
Ross Stores, Inc.	3.2%
Apollo Global Management, Inc.	3.1%
Trade Desk, Inc. - Class A	2.6%
Verisk Analytics, Inc.	2.5%
Copart, Inc.	2.5%
Monolithic Power Systems, Inc.	2.4%
TransDigm Group, Inc.	2.4%
LPL Financial Holdings, Inc.	2.3%
Dexcom, Inc.	2.2%

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(0.1)%
Short-Term Investments	2.0%
Common Stock	98.1%

Sector Allocation

Value	Value
Industrials	20.1%
Health Care	18.7%
Information Technology	18.7%
Consumer Discretionary	11.5%
Financials	10.8%
Communication Services	5.7%
Consumer Staples	4.4%
Energy	3.7%
Materials	2.4%
Real Estate	1.6%
Utilities	0.5%
Liabilities in Excess of Other Assets	(0.1)%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Class C: NMCCX

Voya MidCap Opportunities Fund

92913K868-AR

Class I: NMCIX

Voya MidCap Opportunities Fund

Annual Shareholder Report

                   May 31, 2024

This annual shareholder report contains important information about Voya MidCap Opportunities Fund for the period of June 1, 2023 to May 31, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class I	$98	0.89%

How did the Fund perform?

For the year ended May 31, 2024, the Fund underperformed the Russell Midcap® Growth Index due to unfavorable allocation effects.

Top contributors to performance:

On the sector level, stock selection within consumer staples and financials sectors contributed the most. On an individual stock level basis, key contributors were our overweight positions in CrowdStrike Holdings, Inc. and TransDigm Group Inc. and owning a non-benchmark position in Viking Therapeutics, Inc.

Top detractors to performance:

While positive in aggregate, stock selection in the consumer discretionary and information technology sectors weighed on performance. On an individual stock level basis, key detractors included Inspire Medical Systems, Inc., Paycom Software, Inc. and Amylyx Pharmaceuticals, Inc.

Total Return Based on $250,000 Investment

	Class I	Russell 3000® Index	Russell Midcap® Growth Index	Russell Midcap® Index
2014	$250,000	$250,000	$250,000	$250,000
2015	$287,304	$279,650	$286,800	$281,175
2016	$284,056	$280,265	$276,188	$275,636
2017	$331,291	$329,844	$322,257	$319,352
2018	$375,811	$379,519	$381,616	$359,814
2019	$388,196	$389,007	$407,833	$365,535
2020	$442,589	$433,587	$477,287	$375,148
2021	$635,788	$623,975	$657,607	$563,810
2022	$510,120	$601,013	$534,568	$525,640
2023	$547,714	$613,213	$565,306	$501,934
2024	$659,857	$782,356	$689,156	$617,929

For the above performance graph and below table: Past performance does not guarantee future results. Call 1-800-992-0180 or visit https://individuals.voya.com/product/mutual-fund/performance for current month-end performance. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do reflect deduction of sales charges, if applicable, and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class I	20.48%	11.19%	10.19%
Russell 3000® Index	27.58%	15.00%	12.09%
Russell Midcap® Growth Index	21.91%	11.06%	10.67%
Russell Midcap® Index	23.11%	11.07%	9.47%

Effective with this report, the Adviser changed the primary benchmark from the Russell Midcap® Growth Index to the Russell 3000® Index in accordance with recent changes to regulatory disclosure requirements. The Fund continues to use the Russell Midcap® Growth Index and the Russell Midcap® Index as additional benchmarks that the Adviser believes more closely reflect the Fund's principal investment strategies.

Fund Statistics

  Total Net Assets$698,819,390
  # of Portfolio Holdings70
  Portfolio Turnover Rate70%
  Investment Advisory Fees Paid$5,451,680

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Crowdstrike Holdings, Inc. - Class A	3.2%
Ross Stores, Inc.	3.2%
Apollo Global Management, Inc.	3.1%
Trade Desk, Inc. - Class A	2.6%
Verisk Analytics, Inc.	2.5%
Copart, Inc.	2.5%
Monolithic Power Systems, Inc.	2.4%
TransDigm Group, Inc.	2.4%
LPL Financial Holdings, Inc.	2.3%
Dexcom, Inc.	2.2%

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(0.1)%
Short-Term Investments	2.0%
Common Stock	98.1%

Sector Allocation

Value	Value
Industrials	20.1%
Health Care	18.7%
Information Technology	18.7%
Consumer Discretionary	11.5%
Financials	10.8%
Communication Services	5.7%
Consumer Staples	4.4%
Energy	3.7%
Materials	2.4%
Real Estate	1.6%
Utilities	0.5%
Liabilities in Excess of Other Assets	(0.1)%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Class I: NMCIX

Voya MidCap Opportunities Fund

92913K850-AR

Class R: IMORX

Voya MidCap Opportunities Fund

Annual Shareholder Report

                   May 31, 2024

This annual shareholder report contains important information about Voya MidCap Opportunities Fund for the period of June 1, 2023 to May 31, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class R	$159	1.45%

How did the Fund perform?

For the year ended May 31, 2024, the Fund underperformed the Russell Midcap® Growth Index due to unfavorable allocation effects.

Top contributors to performance:

On the sector level, stock selection within consumer staples and financials sectors contributed the most. On an individual stock level basis, key contributors were our overweight positions in CrowdStrike Holdings, Inc. and TransDigm Group Inc. and owning a non-benchmark position in Viking Therapeutics, Inc.

Top detractors to performance:

While positive in aggregate, stock selection in the consumer discretionary and information technology sectors weighed on performance. On an individual stock level basis, key detractors included Inspire Medical Systems, Inc., Paycom Software, Inc. and Amylyx Pharmaceuticals, Inc.

Total Return Based on $10,000 Investment

	Class R	Russell 3000® Index	Russell Midcap® Growth Index	Russell Midcap® Index
2014	$10,000	$10,000	$10,000	$10,000
2015	$11,428	$11,186	$11,472	$11,247
2016	$11,229	$11,211	$11,048	$11,025
2017	$13,025	$13,194	$12,890	$12,774
2018	$14,697	$15,181	$15,265	$14,393
2019	$15,094	$15,560	$16,313	$14,621
2020	$17,113	$17,343	$19,091	$15,006
2021	$24,448	$24,959	$26,304	$22,552
2022	$19,501	$24,041	$21,383	$21,026
2023	$20,824	$24,529	$22,612	$20,077
2024	$24,956	$31,294	$27,566	$24,717

For the above performance graph and below table: Past performance does not guarantee future results. Call 1-800-992-0180 or visit https://individuals.voya.com/product/mutual-fund/performance for current month-end performance. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do reflect deduction of sales charges, if applicable, and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class R	19.84%	10.58%	9.58%
Russell 3000® Index	27.58%	15.00%	12.09%
Russell Midcap® Growth Index	21.91%	11.06%	10.67%
Russell Midcap® Index	23.11%	11.07%	9.47%

Effective with this report, the Adviser changed the primary benchmark from the Russell Midcap® Growth Index to the Russell 3000® Index in accordance with recent changes to regulatory disclosure requirements. The Fund continues to use the Russell Midcap® Growth Index and the Russell Midcap® Index as additional benchmarks that the Adviser believes more closely reflect the Fund's principal investment strategies.

Fund Statistics

  Total Net Assets$698,819,390
  # of Portfolio Holdings70
  Portfolio Turnover Rate70%
  Investment Advisory Fees Paid$5,451,680

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Crowdstrike Holdings, Inc. - Class A	3.2%
Ross Stores, Inc.	3.2%
Apollo Global Management, Inc.	3.1%
Trade Desk, Inc. - Class A	2.6%
Verisk Analytics, Inc.	2.5%
Copart, Inc.	2.5%
Monolithic Power Systems, Inc.	2.4%
TransDigm Group, Inc.	2.4%
LPL Financial Holdings, Inc.	2.3%
Dexcom, Inc.	2.2%

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(0.1)%
Short-Term Investments	2.0%
Common Stock	98.1%

Sector Allocation

Value	Value
Industrials	20.1%
Health Care	18.7%
Information Technology	18.7%
Consumer Discretionary	11.5%
Financials	10.8%
Communication Services	5.7%
Consumer Staples	4.4%
Energy	3.7%
Materials	2.4%
Real Estate	1.6%
Utilities	0.5%
Liabilities in Excess of Other Assets	(0.1)%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Class R: IMORX

Voya MidCap Opportunities Fund

92913K769-AR

Class R6: IMOZX

Voya MidCap Opportunities Fund

Annual Shareholder Report

                   May 31, 2024

This annual shareholder report contains important information about Voya MidCap Opportunities Fund for the period of June 1, 2023 to May 31, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class R6	$92	0.83%

How did the Fund perform?

For the year ended May 31, 2024, the Fund underperformed the Russell Midcap® Growth Index due to unfavorable allocation effects.

Top contributors to performance:

On the sector level, stock selection within consumer staples and financials sectors contributed the most. On an individual stock level basis, key contributors were our overweight positions in CrowdStrike Holdings, Inc. and TransDigm Group Inc. and owning a non-benchmark position in Viking Therapeutics, Inc.

Top detractors to performance:

While positive in aggregate, stock selection in the consumer discretionary and information technology sectors weighed on performance. On an individual stock level basis, key detractors included Inspire Medical Systems, Inc., Paycom Software, Inc. and Amylyx Pharmaceuticals, Inc.

Total Return Based on $10,000 Investment

	Class R6	Russell 3000® Index	Russell Midcap® Growth Index	Russell Midcap® Index
2014	$10,000	$10,000	$10,000	$10,000
2015	$11,506	$11,186	$11,472	$11,247
2016	$11,385	$11,211	$11,048	$11,025
2017	$13,296	$13,194	$12,890	$12,774
2018	$15,096	$15,181	$15,265	$14,393
2019	$15,615	$15,560	$16,313	$14,621
2020	$17,818	$17,343	$19,091	$15,006
2021	$25,618	$24,959	$26,304	$22,552
2022	$20,570	$24,041	$21,383	$21,026
2023	$22,102	$24,529	$22,612	$20,077
2024	$26,653	$31,294	$27,566	$24,717

For the above performance graph and below table: Past performance does not guarantee future results. Call 1-800-992-0180 or visit https://individuals.voya.com/product/mutual-fund/performance for current month-end performance. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do reflect deduction of sales charges, if applicable, and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class R6	20.59%	11.29%	10.30%
Russell 3000® Index	27.58%	15.00%	12.09%
Russell Midcap® Growth Index	21.91%	11.06%	10.67%
Russell Midcap® Index	23.11%	11.07%	9.47%

Effective with this report, the Adviser changed the primary benchmark from the Russell Midcap® Growth Index to the Russell 3000® Index in accordance with recent changes to regulatory disclosure requirements. The Fund continues to use the Russell Midcap® Growth Index and the Russell Midcap® Index as additional benchmarks that the Adviser believes more closely reflect the Fund's principal investment strategies.

Fund Statistics

  Total Net Assets$698,819,390
  # of Portfolio Holdings70
  Portfolio Turnover Rate70%
  Investment Advisory Fees Paid$5,451,680

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Crowdstrike Holdings, Inc. - Class A	3.2%
Ross Stores, Inc.	3.2%
Apollo Global Management, Inc.	3.1%
Trade Desk, Inc. - Class A	2.6%
Verisk Analytics, Inc.	2.5%
Copart, Inc.	2.5%
Monolithic Power Systems, Inc.	2.4%
TransDigm Group, Inc.	2.4%
LPL Financial Holdings, Inc.	2.3%
Dexcom, Inc.	2.2%

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(0.1)%
Short-Term Investments	2.0%
Common Stock	98.1%

Sector Allocation

Value	Value
Industrials	20.1%
Health Care	18.7%
Information Technology	18.7%
Consumer Discretionary	11.5%
Financials	10.8%
Communication Services	5.7%
Consumer Staples	4.4%
Energy	3.7%
Materials	2.4%
Real Estate	1.6%
Utilities	0.5%
Liabilities in Excess of Other Assets	(0.1)%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Class R6: IMOZX

Voya MidCap Opportunities Fund

92913K835-AR

Class W: IMOWX

Voya MidCap Opportunities Fund

Annual Shareholder Report

                   May 31, 2024

This annual shareholder report contains important information about Voya MidCap Opportunities Fund for the period of June 1, 2023 to May 31, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class W	$105	0.95%

How did the Fund perform?

For the year ended May 31, 2024, the Fund underperformed the Russell Midcap® Growth Index due to unfavorable allocation effects.

Top contributors to performance:

On the sector level, stock selection within consumer staples and financials sectors contributed the most. On an individual stock level basis, key contributors were our overweight positions in CrowdStrike Holdings, Inc. and TransDigm Group Inc. and owning a non-benchmark position in Viking Therapeutics, Inc.

Top detractors to performance:

While positive in aggregate, stock selection in the consumer discretionary and information technology sectors weighed on performance. On an individual stock level basis, key detractors included Inspire Medical Systems, Inc., Paycom Software, Inc. and Amylyx Pharmaceuticals, Inc.

Total Return Based on $10,000 Investment

	Class W	Russell 3000® Index	Russell Midcap® Growth Index	Russell Midcap® Index
2014	$10,000	$10,000	$10,000	$10,000
2015	$11,481	$11,186	$11,472	$11,247
2016	$11,341	$11,211	$11,048	$11,025
2017	$13,220	$13,194	$12,890	$12,774
2018	$14,988	$15,181	$15,265	$14,393
2019	$15,477	$15,560	$16,313	$14,621
2020	$17,636	$17,343	$19,091	$15,006
2021	$25,310	$24,959	$26,304	$22,552
2022	$20,295	$24,041	$21,383	$21,026
2023	$21,762	$24,529	$22,612	$20,077
2024	$26,212	$31,294	$27,566	$24,717

For the above performance graph and below table: Past performance does not guarantee future results. Call 1-800-992-0180 or visit https://individuals.voya.com/product/mutual-fund/performance for current month-end performance. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do reflect deduction of sales charges, if applicable, and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class W	20.45%	11.11%	10.12%
Russell 3000® Index	27.58%	15.00%	12.09%
Russell Midcap® Growth Index	21.91%	11.06%	10.67%
Russell Midcap® Index	23.11%	11.07%	9.47%

Effective with this report, the Adviser changed the primary benchmark from the Russell Midcap® Growth Index to the Russell 3000® Index in accordance with recent changes to regulatory disclosure requirements. The Fund continues to use the Russell Midcap® Growth Index and the Russell Midcap® Index as additional benchmarks that the Adviser believes more closely reflect the Fund's principal investment strategies.

Fund Statistics

  Total Net Assets$698,819,390
  # of Portfolio Holdings70
  Portfolio Turnover Rate70%
  Investment Advisory Fees Paid$5,451,680

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Crowdstrike Holdings, Inc. - Class A	3.2%
Ross Stores, Inc.	3.2%
Apollo Global Management, Inc.	3.1%
Trade Desk, Inc. - Class A	2.6%
Verisk Analytics, Inc.	2.5%
Copart, Inc.	2.5%
Monolithic Power Systems, Inc.	2.4%
TransDigm Group, Inc.	2.4%
LPL Financial Holdings, Inc.	2.3%
Dexcom, Inc.	2.2%

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(0.1)%
Short-Term Investments	2.0%
Common Stock	98.1%

Sector Allocation

Value	Value
Industrials	20.1%
Health Care	18.7%
Information Technology	18.7%
Consumer Discretionary	11.5%
Financials	10.8%
Communication Services	5.7%
Consumer Staples	4.4%
Energy	3.7%
Materials	2.4%
Real Estate	1.6%
Utilities	0.5%
Liabilities in Excess of Other Assets	(0.1)%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Class W: IMOWX

Voya MidCap Opportunities Fund

92913K744-AR

Class I: IMCVX

Voya Multi-Manager Mid Cap Value Fund

Annual Shareholder Report

                   May 31, 2024

This annual shareholder report contains important information about Voya Multi-Manager Mid Cap Value Fund for the period of June 1, 2023 to May 31, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class I	$88	0.79%

How did the Fund perform?

For the year ended May 31, 2024, the Fund underperformed the Russell Midcap® Value Index primarily due to stock selection.

Top contributors to performance:

On a sector level, selection strength included information technology, consumer staples, and materials sectors. Within these sectors, Western Digital Corp., BJ’s Wholesale Club, & Westlake Corporation were among the top individual contributors.

Top detractors to performance:

Stock selection in the industrials sector was the greatest detractor. Top individual detractors within this sector included Toro Company, Alaska Air Group, & Genpact Limited. The financials and energy sectors were areas of underperformance, due to both lagging stock selection & unfavorable sector underweightings.

Total Return Based on $250,000 Investment

	Class I	Russell 3000® Index	Russell Midcap® Value Index
2014	$250,000	$250,000	$250,000
2015	$272,490	$279,650	$275,225
2016	$260,773	$280,265	$274,372
2017	$296,405	$329,844	$316,268
2018	$334,667	$379,519	$342,582
2019	$308,672	$389,007	$335,422
2020	$287,898	$433,587	$312,244
2021	$450,094	$623,975	$489,006
2022	$439,094	$601,013	$488,712
2023	$404,405	$613,213	$442,334
2024	$495,715	$782,356	$547,026

For the above performance graph and below table: Past performance does not guarantee future results. Call 1-800-992-0180 or visit https://individuals.voya.com/product/mutual-fund/performance for current month-end performance. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do reflect deduction of sales charges, if applicable, and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class I	22.58%	9.94%	7.09%
Russell 3000® Index	27.58%	15.00%	12.09%
Russell Midcap® Value Index	23.67%	10.28%	8.14%

Effective with this report, the Adviser changed the primary benchmark from the Russell Midcap® Value Index to the Russell 3000® Index in accordance with recent changes to regulatory disclosure requirements. The Fund continues to use the Russell Midcap® Value Index as an additional benchmark that the Adviser believes more closely reflects the Fund’s principal investment strategies.

Fund Statistics

  Total Net Assets$170,911,465
  # of Portfolio Holdings333
  Portfolio Turnover Rate57%
  Investment Advisory Fees Paid$978,569

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

BJ's Wholesale Club Holdings, Inc.	1.6%
Coterra Energy, Inc.	1.6%
Quest Diagnostics, Inc.	1.6%
Packaging Corp. of America	1.5%
National Retail Properties, Inc.	1.5%
Willis Towers Watson PLC	1.5%
Hartford Financial Services Group, Inc.	1.5%
Alliant Energy Corp.	1.5%
BorgWarner, Inc.	1.4%

Portfolio Composition

Value	Value
Assets in Excess of Other Liabilities	0.3%
Exchange-Traded Funds	0.5%
Short-Term Investments	1.9%
Common Stock	97.3%

Sector Allocation

Value	Value
Industrials	22.7%
Financials	14.7%
Consumer Discretionary	12.0%
Materials	11.9%
Information Technology	7.8%
Health Care	7.4%
Real Estate	7.0%
Energy	5.3%
Consumer Staples	3.9%
Utilities	3.9%
Unaffiliated Investment Companies	1.9%
Assets in Excess of Other Liabilities	0.3%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Class I: IMCVX

Voya Multi-Manager Mid Cap Value Fund

92913K793-AR

Class A: VWYFX

Voya Small Cap Growth Fund

Annual Shareholder Report

                   May 31, 2024

This annual shareholder report contains important information about Voya Small Cap Growth Fund for the period of June 1, 2023 to May 31, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class A	$141	1.24%

How did the Fund perform?

For the year ended May 31, 2024, the Fund outperformed the Russell 2000® Growth Index largely driven by stock selection.

Top contributors to performance:

On the sector level, stock selection within the consumer discretionary, health care and financials sectors contributed the most to performance. Individual contributors during period included Natera, Inc., Modine Manufacturing Co. and FTAI Aviation Ltd.

Top detractors to performance:

Stock selection within information technology and the underweight in consumer staples sectors were the largest detractors. Key detractors MicroStrategy Inc., Harmonic Inc. and 10x Genomics Inc.

Total Return Based on $10,000 Investment

	Class A with Sales Charges	Class A without Sales Charge	Russell 3000® Index	Russell 2000® Growth Index
10/7/2022	$9,425	$10,000	$10,000	$10,000
2023	$10,029	$10,641	$11,477	$10,828
2024	$12,834	$13,617	$14,643	$12,818

For the above performance graph and below table: Past performance does not guarantee future results. Call 1-800-992-0180 or visit https://individuals.voya.com/product/mutual-fund/performance for current month-end performance. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do reflect deduction of sales charges, if applicable, and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

	1 Year	Since Inception (10/7/2022)
Class A - Including Sales ChargeFootnote Reference*	20.56%	16.34%
Class A - Excluding Sales Charge	27.93%	20.60%
Russell 3000® Index	27.58%	25.91%
Russell 2000® Growth Index	18.38%	15.24%
Footnote	Description
Footnote*	Reflects deduction of the maximum Class A sales charge of 5.75%.

Effective with this report, the Adviser changed the primary benchmark from the Russell 2000® Growth Index to the Russell 3000® Index in accordance with recent changes to regulatory disclosure requirements. The Fund continues to use the Russell 2000® Growth Index as an additional benchmark that the Investment Adviser believes more closely reflects the Fund’s principal investment strategies.

Fund Statistics

  Total Net Assets$1,040,071,099
  # of Portfolio Holdings97
  Portfolio Turnover Rate103%
  Investment Advisory Fees Paid$6,052,874

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Natera, Inc.	2.8%
Churchill Downs, Inc.	2.7%
Littelfuse, Inc.	2.5%
Casella Waste Systems, Inc. - Class A	2.2%
FTAI Aviation Ltd.	2.0%
Northern Oil and Gas, Inc.	1.9%
ExlService Holdings, Inc.	1.8%
Skyline Champion Corp.	1.8%
Piper Sandler Cos.	1.7%

Portfolio Composition

Value	Value
Assets in Excess of Other Liabilities	0.8%
Exchange-Traded Funds	1.3%
Short-Term Investments	3.5%
Common Stock	94.4%

Sector Allocation

Value	Value
Information Technology	28.3%
Health Care	18.6%
Industrials	16.4%
Consumer Discretionary	13.9%
Materials	5.9%
Financials	5.8%
Energy	5.5%
Exchange-Traded Funds	1.3%
Short-Term Investments	3.5%
Assets in Excess of Other Liabilities	0.8%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Class A: VWYFX

Voya Small Cap Growth Fund

92918A782-AR

Class C: VWYGX

Voya Small Cap Growth Fund

Annual Shareholder Report

                   May 31, 2024

This annual shareholder report contains important information about Voya Small Cap Growth Fund for the period of June 1, 2023 to May 31, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class C	$226	1.99%

How did the Fund perform?

For the year ended May 31, 2024, the Fund outperformed the Russell 2000® Growth Index largely driven by stock selection.

Top contributors to performance:

On the sector level, stock selection within the consumer discretionary, health care and financials sectors contributed the most to performance. Individual contributors during period included Natera, Inc., Modine Manufacturing Co. and FTAI Aviation Ltd.

Top detractors to performance:

Stock selection within information technology and the underweight in consumer staples sectors were the largest detractors. Key detractors MicroStrategy Inc., Harmonic Inc. and 10x Genomics Inc.

Total Return Based on $10,000 Investment

	Class C with Sales Charges	Class C without Sales Charge	Russell 3000® Index	Russell 2000® Growth Index
10/7/2022	$10,000	$10,000	$10,000	$10,000
2023	$10,591	$10,591	$11,477	$10,828
2024	$13,452	$13,452	$14,643	$12,818

For the above performance graph and below table: Past performance does not guarantee future results. Call 1-800-992-0180 or visit https://individuals.voya.com/product/mutual-fund/performance for current month-end performance. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do reflect deduction of sales charges, if applicable, and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

	1 Year	Since Inception (10/7/2022)
Class C - Including Sales ChargeFootnote Reference*	25.95%	19.70%
Class C - Excluding Sales Charge	26.95%	19.70%
Russell 3000® Index	27.58%	25.91%
Russell 2000® Growth Index	18.38%	15.24%
Footnote	Description
Footnote*	Reflects deduction of the Class C deferred sales charge of 1% for the 1 year return.

Effective with this report, the Adviser changed the primary benchmark from the Russell 2000® Growth Index to the Russell 3000® Index in accordance with recent changes to regulatory disclosure requirements. The Fund continues to use the Russell 2000® Growth Index as an additional benchmark that the Investment Adviser believes more closely reflects the Fund’s principal investment strategies.

Fund Statistics

  Total Net Assets$1,040,071,099
  # of Portfolio Holdings97
  Portfolio Turnover Rate103%
  Investment Advisory Fees Paid$6,052,874

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Natera, Inc.	2.8%
Churchill Downs, Inc.	2.7%
Littelfuse, Inc.	2.5%
Casella Waste Systems, Inc. - Class A	2.2%
FTAI Aviation Ltd.	2.0%
Northern Oil and Gas, Inc.	1.9%
ExlService Holdings, Inc.	1.8%
Skyline Champion Corp.	1.8%
Piper Sandler Cos.	1.7%

Portfolio Composition

Value	Value
Assets in Excess of Other Liabilities	0.8%
Exchange-Traded Funds	1.3%
Short-Term Investments	3.5%
Common Stock	94.4%

Sector Allocation

Value	Value
Information Technology	28.3%
Health Care	18.6%
Industrials	16.4%
Consumer Discretionary	13.9%
Materials	5.9%
Financials	5.8%
Energy	5.5%
Exchange-Traded Funds	1.3%
Short-Term Investments	3.5%
Assets in Excess of Other Liabilities	0.8%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Class C: VWYGX

Voya Small Cap Growth Fund

92918A774-AR

Class I: TCMSX

Voya Small Cap Growth Fund

Annual Shareholder Report

                   May 31, 2024

This annual shareholder report contains important information about Voya Small Cap Growth Fund for the period of June 1, 2023 to May 31, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class I	$104	0.91%

How did the Fund perform?

For the year ended May 31, 2024, the Fund outperformed the Russell 2000® Growth Index largely driven by stock selection.

Top contributors to performance:

On the sector level, stock selection within the consumer discretionary, health care and financials sectors contributed the most to performance. Individual contributors during period included Natera, Inc., Modine Manufacturing Co. and FTAI Aviation Ltd.

Top detractors to performance:

Stock selection within information technology and the underweight in consumer staples sectors were the largest detractors. Key detractors MicroStrategy Inc., Harmonic Inc. and 10x Genomics Inc.

Total Return Based on $250,000 Investment

	Class I	Russell 3000® Index	Russell 2000® Growth Index
2014	$250,000	$250,000	$250,000
2015	$292,200	$279,650	$294,325
2016	$269,869	$280,265	$267,453
2017	$341,636	$329,844	$320,168
2018	$425,934	$379,519	$400,466
2019	$429,167	$389,007	$372,914
2020	$455,623	$433,587	$400,212
2021	$701,781	$623,975	$600,878
2022	$579,485	$601,013	$446,392
2023	$586,160	$613,213	$458,355
2024	$752,680	$782,356	$542,614

For the above performance graph and below table: Past performance does not guarantee future results. Call 1-800-992-0180 or visit https://individuals.voya.com/product/mutual-fund/performance for current month-end performance. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do reflect deduction of sales charges, if applicable, and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class IFootnote Reference*	28.35%	11.88%	11.65%
Russell 3000® Index	27.58%	15.00%	12.09%
Russell 2000® Growth Index	18.38%	7.79%	8.06%
Footnote	Description
Footnote*	Performance prior to April 1, 2022 reflects the historical performance, fees and expenses of the predecessor fund, which commenced operations on October 1, 2004. The returns would be different if the Fund’s current fees and expenses were reflected for periods to April 1, 2022.

Effective with this report, the Adviser changed the primary benchmark from the Russell 2000® Growth Index to the Russell 3000® Index in accordance with recent changes to regulatory disclosure requirements. The Fund continues to use the Russell 2000® Growth Index as an additional benchmark that the Investment Adviser believes more closely reflects the Fund’s principal investment strategies.

Fund Statistics

  Total Net Assets$1,040,071,099
  # of Portfolio Holdings97
  Portfolio Turnover Rate103%
  Investment Advisory Fees Paid$6,052,874

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Natera, Inc.	2.8%
Churchill Downs, Inc.	2.7%
Littelfuse, Inc.	2.5%
Casella Waste Systems, Inc. - Class A	2.2%
FTAI Aviation Ltd.	2.0%
Northern Oil and Gas, Inc.	1.9%
ExlService Holdings, Inc.	1.8%
Skyline Champion Corp.	1.8%
Piper Sandler Cos.	1.7%

Portfolio Composition

Value	Value
Assets in Excess of Other Liabilities	0.8%
Exchange-Traded Funds	1.3%
Short-Term Investments	3.5%
Common Stock	94.4%

Sector Allocation

Value	Value
Information Technology	28.3%
Health Care	18.6%
Industrials	16.4%
Consumer Discretionary	13.9%
Materials	5.9%
Financials	5.8%
Energy	5.5%
Exchange-Traded Funds	1.3%
Short-Term Investments	3.5%
Assets in Excess of Other Liabilities	0.8%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Class I: TCMSX

Voya Small Cap Growth Fund

92913L288-AR

Class R: VWYIX

Voya Small Cap Growth Fund

Annual Shareholder Report

                   May 31, 2024

This annual shareholder report contains important information about Voya Small Cap Growth Fund for the period of June 1, 2023 to May 31, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class R	$170	1.49%

How did the Fund perform?

For the year ended May 31, 2024, the Fund outperformed the Russell 2000® Growth Index largely driven by stock selection.

Top contributors to performance:

On the sector level, stock selection within the consumer discretionary, health care and financials sectors contributed the most to performance. Individual contributors during period included Natera, Inc., Modine Manufacturing Co. and FTAI Aviation Ltd.

Top detractors to performance:

Stock selection within information technology and the underweight in consumer staples sectors were the largest detractors. Key detractors MicroStrategy Inc., Harmonic Inc. and 10x Genomics Inc.

Total Return Based on $10,000 Investment

	Class R	Russell 3000® Index	Russell 2000® Growth Index
10/7/2022	$10,000	$10,000	$10,000
2023	$10,626	$11,477	$10,828
2024	$13,561	$14,643	$12,818

For the above performance graph and below table: Past performance does not guarantee future results. Call 1-800-992-0180 or visit https://individuals.voya.com/product/mutual-fund/performance for current month-end performance. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do reflect deduction of sales charges, if applicable, and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

	1 Year	Since Inception (10/7/2022)
Class R	27.59%	20.30%
Russell 3000® Index	27.58%	25.91%
Russell 2000® Growth Index	18.38%	15.24%

Effective with this report, the Adviser changed the primary benchmark from the Russell 2000® Growth Index to the Russell 3000® Index in accordance with recent changes to regulatory disclosure requirements. The Fund continues to use the Russell 2000® Growth Index as an additional benchmark that the Investment Adviser believes more closely reflects the Fund’s principal investment strategies.

Fund Statistics

  Total Net Assets$1,040,071,099
  # of Portfolio Holdings97
  Portfolio Turnover Rate103%
  Investment Advisory Fees Paid$6,052,874

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Natera, Inc.	2.8%
Churchill Downs, Inc.	2.7%
Littelfuse, Inc.	2.5%
Casella Waste Systems, Inc. - Class A	2.2%
FTAI Aviation Ltd.	2.0%
Northern Oil and Gas, Inc.	1.9%
ExlService Holdings, Inc.	1.8%
Skyline Champion Corp.	1.8%
Piper Sandler Cos.	1.7%

Portfolio Composition

Value	Value
Assets in Excess of Other Liabilities	0.8%
Exchange-Traded Funds	1.3%
Short-Term Investments	3.5%
Common Stock	94.4%

Sector Allocation

Value	Value
Information Technology	28.3%
Health Care	18.6%
Industrials	16.4%
Consumer Discretionary	13.9%
Materials	5.9%
Financials	5.8%
Energy	5.5%
Exchange-Traded Funds	1.3%
Short-Term Investments	3.5%
Assets in Excess of Other Liabilities	0.8%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Class R: VWYIX

Voya Small Cap Growth Fund

92918A758-AR

Class R6: VLNPX

Voya Small Cap Growth Fund

Annual Shareholder Report

                   May 31, 2024

This annual shareholder report contains important information about Voya Small Cap Growth Fund for the period of June 1, 2023 to May 31, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class R6	$95	0.83%

How did the Fund perform?

For the year ended May 31, 2024, the Fund outperformed the Russell 2000® Growth Index largely driven by stock selection.

Top contributors to performance:

On the sector level, stock selection within the consumer discretionary, health care and financials sectors contributed the most to performance. Individual contributors during period included Natera, Inc., Modine Manufacturing Co. and FTAI Aviation Ltd.

Top detractors to performance:

Stock selection within information technology and the underweight in consumer staples sectors were the largest detractors. Key detractors MicroStrategy Inc., Harmonic Inc. and 10x Genomics Inc.

Total Return Based on $10,000 Investment

	Class R6	Russell 3000® Index	Russell 2000® Growth Index
4/4/2022	$10,000	$10,000	$10,000
2022	$8,639	$8,991	$8,423
2023	$8,749	$9,174	$8,648
2024	$11,241	$11,704	$10,238

For the above performance graph and below table: Past performance does not guarantee future results. Call 1-800-992-0180 or visit https://individuals.voya.com/product/mutual-fund/performance for current month-end performance. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do reflect deduction of sales charges, if applicable, and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

	1 Year	Since Inception (4/4/2022)
Class R6	28.45%	5.56%
Russell 3000® Index	27.58%	7.51%
Russell 2000® Growth Index	18.38%	1.20%

Effective with this report, the Adviser changed the primary benchmark from the Russell 2000® Growth Index to the Russell 3000® Index in accordance with recent changes to regulatory disclosure requirements. The Fund continues to use the Russell 2000® Growth Index as an additional benchmark that the Investment Adviser believes more closely reflects the Fund’s principal investment strategies.

Fund Statistics

  Total Net Assets$1,040,071,099
  # of Portfolio Holdings97
  Portfolio Turnover Rate103%
  Investment Advisory Fees Paid$6,052,874

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Natera, Inc.	2.8%
Churchill Downs, Inc.	2.7%
Littelfuse, Inc.	2.5%
Casella Waste Systems, Inc. - Class A	2.2%
FTAI Aviation Ltd.	2.0%
Northern Oil and Gas, Inc.	1.9%
ExlService Holdings, Inc.	1.8%
Skyline Champion Corp.	1.8%
Piper Sandler Cos.	1.7%

Portfolio Composition

Value	Value
Assets in Excess of Other Liabilities	0.8%
Exchange-Traded Funds	1.3%
Short-Term Investments	3.5%
Common Stock	94.4%

Sector Allocation

Value	Value
Information Technology	28.3%
Health Care	18.6%
Industrials	16.4%
Consumer Discretionary	13.9%
Materials	5.9%
Financials	5.8%
Energy	5.5%
Exchange-Traded Funds	1.3%
Short-Term Investments	3.5%
Assets in Excess of Other Liabilities	0.8%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Class R6: VLNPX

Voya Small Cap Growth Fund

92913L270-AR

Class W: VWYKX

Voya Small Cap Growth Fund

Annual Shareholder Report

                   May 31, 2024

This annual shareholder report contains important information about Voya Small Cap Growth Fund for the period of June 1, 2023 to May 31, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class W	$113	0.99%

How did the Fund perform?

For the year ended May 31, 2024, the Fund outperformed the Russell 2000® Growth Index largely driven by stock selection.

Top contributors to performance:

On the sector level, stock selection within the consumer discretionary, health care and financials sectors contributed the most to performance. Individual contributors during period included Natera, Inc., Modine Manufacturing Co. and FTAI Aviation Ltd.

Top detractors to performance:

Stock selection within information technology and the underweight in consumer staples sectors were the largest detractors. Key detractors MicroStrategy Inc., Harmonic Inc. and 10x Genomics Inc.

Total Return Based on $10,000 Investment

	Class W	Russell 3000® Index	Russell 2000® Growth Index
10/7/2022	$10,000	$10,000	$10,000
2023	$10,660	$11,477	$10,828
2024	$13,673	$14,643	$12,818

For the above performance graph and below table: Past performance does not guarantee future results. Call 1-800-992-0180 or visit https://individuals.voya.com/product/mutual-fund/performance for current month-end performance. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do reflect deduction of sales charges, if applicable, and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

	1 Year	Since Inception (10/7/2022)
Class W	28.23%	20.91%
Russell 3000® Index	27.58%	25.91%
Russell 2000® Growth Index	18.38%	15.24%

Effective with this report, the Adviser changed the primary benchmark from the Russell 2000® Growth Index to the Russell 3000® Index in accordance with recent changes to regulatory disclosure requirements. The Fund continues to use the Russell 2000® Growth Index as an additional benchmark that the Investment Adviser believes more closely reflects the Fund’s principal investment strategies.

Fund Statistics

  Total Net Assets$1,040,071,099
  # of Portfolio Holdings97
  Portfolio Turnover Rate103%
  Investment Advisory Fees Paid$6,052,874

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Natera, Inc.	2.8%
Churchill Downs, Inc.	2.7%
Littelfuse, Inc.	2.5%
Casella Waste Systems, Inc. - Class A	2.2%
FTAI Aviation Ltd.	2.0%
Northern Oil and Gas, Inc.	1.9%
ExlService Holdings, Inc.	1.8%
Skyline Champion Corp.	1.8%
Piper Sandler Cos.	1.7%

Portfolio Composition

Value	Value
Assets in Excess of Other Liabilities	0.8%
Exchange-Traded Funds	1.3%
Short-Term Investments	3.5%
Common Stock	94.4%

Sector Allocation

Value	Value
Information Technology	28.3%
Health Care	18.6%
Industrials	16.4%
Consumer Discretionary	13.9%
Materials	5.9%
Financials	5.8%
Energy	5.5%
Exchange-Traded Funds	1.3%
Short-Term Investments	3.5%
Assets in Excess of Other Liabilities	0.8%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Class W: VWYKX

Voya Small Cap Growth Fund

92918A733-AR

Class A: VYSYX

Voya Small Company Fund

Annual Shareholder Report

                   May 31, 2024

This annual shareholder report contains important information about Voya Small Company Fund for the period of June 1, 2023 to May 31, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class A	$129	1.18%

How did the Fund perform?

For the year ended May 31, 2024, the Fund underperformed the Russell 2000® Index due to unfavorable stock selection.

Top contributors to performance:

On the sector level, stock selection within the health care and financials sectors contributed to performance. At the individual stock level, key contributors included overweight positions in Insmed Inc. and Permian Resources Corp. and the underweight position in Viking Therapeutics, Inc.

Top detractors to performance:

Stock selection in the industrials, information technology and energy sectors detracted the most from performance. Key detractors included the underweight position in Super Micro Computer, Inc. and overweights to Shyft Group, Inc. as well as 23andMe Holding Co.

Total Return Based on $10,000 Investment

	Class A with Sales Charges	Class A without Sales Charge	Russell 3000® Index	Russell 2000® Index
2014	$9,425	$10,000	$10,000	$10,000
2015	$10,469	$11,110	$11,186	$11,132
2016	$10,487	$11,129	$11,211	$10,467
2017	$12,401	$13,160	$13,194	$12,599
2018	$13,899	$14,749	$15,181	$15,214
2019	$12,410	$13,170	$15,560	$13,839
2020	$11,605	$12,316	$17,343	$13,363
2021	$18,338	$19,460	$24,959	$21,990
2022	$16,025	$17,006	$24,041	$18,269
2023	$15,114	$16,039	$24,529	$17,414
2024	$17,846	$18,938	$31,294	$20,917

For the above performance graph and below table: Past performance does not guarantee future results. Call 1-800-992-0180 or visit https://individuals.voya.com/product/mutual-fund/performance for current month-end performance. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do reflect deduction of sales charges, if applicable, and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class A - Including Sales ChargeFootnote Reference*	11.29%	6.28%	5.96%
Class A - Excluding Sales Charge	18.08%	7.54%	6.59%
Russell 3000® Index	27.58%	15.00%	12.09%
Russell 2000® Index	20.12%	8.61%	7.66%
Footnote	Description
Footnote*	Reflects deduction of the maximum Class A sales charge of 5.75%.

Effective with this report, the Adviser changed the primary benchmark from the Russell 2000® Index to the Russell 3000® Index in accordance with recent changes to regulatory disclosure requirements. The Fund continues to use the Russell 2000® Index as an additional benchmark that the Adviser believes more closely reflects the Fund’s principal investment strategies.

Fund Statistics

  Total Net Assets$206,854,288
  # of Portfolio Holdings172
  Portfolio Turnover Rate197%
  Investment Advisory Fees Paid$1,436,612

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Avista Corp.	1.9%
iShares Russell 2000 ETF	1.8%
First BanCorp/Puerto Rico	1.8%
Excelerate Energy, Inc. - Class A	1.6%
Portland General Electric Co.	1.5%
Box, Inc. - Class A	1.5%
Murphy Oil Corp.	1.4%
Mueller Water Products, Inc. - Class A	1.3%
QIAGEN N.V.	1.3%
Insmed, Inc.	1.2%

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(4.4)%
Exchange-Traded Funds	1.8%
Short-Term Investments	4.6%
Common Stock	98.0%

Sector Allocation

Value	Value
Financials	19.3%
Information Technology	18.8%
Industrials	14.6%
Health Care	11.6%
Real Estate	9.3%
Consumer Discretionary	6.1%
Energy	6.0%
Materials	4.5%
Repurchase Agreements	4.4%
Utilities	3.5%
Consumer Staples	2.5%
Liabilities in Excess of Other Assets	(4.4)%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Class A: VYSYX

Voya Small Company Fund

92918A881-AR

Class C: VYSZX

Voya Small Company Fund

Annual Shareholder Report

                   May 31, 2024

This annual shareholder report contains important information about Voya Small Company Fund for the period of June 1, 2023 to May 31, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class C	$209	1.93%

How did the Fund perform?

For the year ended May 31, 2024, the Fund underperformed the Russell 2000® Index due to unfavorable stock selection.

Top contributors to performance:

On the sector level, stock selection within the health care and financials sectors contributed to performance. At the individual stock level, key contributors included overweight positions in Insmed Inc. and Permian Resources Corp. and the underweight position in Viking Therapeutics, Inc.

Top detractors to performance:

Stock selection in the industrials, information technology and energy sectors detracted the most from performance. Key detractors included the underweight position in Super Micro Computer, Inc. and overweights to Shyft Group, Inc. as well as 23andMe Holding Co.

Total Return Based on $10,000 Investment

	Class C with Sales Charges	Class C without Sales Charge	Russell 3000® Index	Russell 2000® Index
2014	$10,000	$10,000	$10,000	$10,000
2015	$11,027	$11,027	$11,186	$11,132
2016	$10,964	$10,964	$11,211	$10,467
2017	$12,873	$12,873	$13,194	$12,599
2018	$14,318	$14,318	$15,181	$15,214
2019	$12,668	$12,668	$15,560	$13,839
2020	$11,764	$11,764	$17,343	$13,363
2021	$18,460	$18,460	$24,959	$21,990
2022	$15,989	$15,989	$24,041	$18,269
2023	$15,079	$15,079	$24,529	$17,414
2024	$17,790	$17,805	$31,294	$20,917

For the above performance graph and below table: Past performance does not guarantee future results. Call 1-800-992-0180 or visit https://individuals.voya.com/product/mutual-fund/performance for current month-end performance. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do reflect deduction of sales charges, if applicable, and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class C - Including Sales ChargeFootnote Reference*	16.12%	6.74%	5.94%
Class C - Excluding Sales Charge	17.12%	6.74%	5.94%
Russell 3000® Index	27.58%	15.00%	12.09%
Russell 2000® Index	20.12%	8.61%	7.66%
Footnote	Description
Footnote*	Reflects deduction of the Class C deferred sales charge of 1% for the 1 year return.

Effective with this report, the Adviser changed the primary benchmark from the Russell 2000® Index to the Russell 3000® Index in accordance with recent changes to regulatory disclosure requirements. The Fund continues to use the Russell 2000® Index as an additional benchmark that the Adviser believes more closely reflects the Fund’s principal investment strategies.

Fund Statistics

  Total Net Assets$206,854,288
  # of Portfolio Holdings172
  Portfolio Turnover Rate197%
  Investment Advisory Fees Paid$1,436,612

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Avista Corp.	1.9%
iShares Russell 2000 ETF	1.8%
First BanCorp/Puerto Rico	1.8%
Excelerate Energy, Inc. - Class A	1.6%
Portland General Electric Co.	1.5%
Box, Inc. - Class A	1.5%
Murphy Oil Corp.	1.4%
Mueller Water Products, Inc. - Class A	1.3%
QIAGEN N.V.	1.3%
Insmed, Inc.	1.2%

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(4.4)%
Exchange-Traded Funds	1.8%
Short-Term Investments	4.6%
Common Stock	98.0%

Sector Allocation

Value	Value
Financials	19.3%
Information Technology	18.8%
Industrials	14.6%
Health Care	11.6%
Real Estate	9.3%
Consumer Discretionary	6.1%
Energy	6.0%
Materials	4.5%
Repurchase Agreements	4.4%
Utilities	3.5%
Consumer Staples	2.5%
Liabilities in Excess of Other Assets	(4.4)%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Class C: VYSZX

Voya Small Company Fund

92918A873-AR

Class I: VYSAX

Voya Small Company Fund

Annual Shareholder Report

                   May 31, 2024

This annual shareholder report contains important information about Voya Small Company Fund for the period of June 1, 2023 to May 31, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class I	$95	0.87%

How did the Fund perform?

For the year ended May 31, 2024, the Fund underperformed the Russell 2000® Index due to unfavorable stock selection.

Top contributors to performance:

On the sector level, stock selection within the health care and financials sectors contributed to performance. At the individual stock level, key contributors included overweight positions in Insmed Inc. and Permian Resources Corp. and the underweight position in Viking Therapeutics, Inc.

Top detractors to performance:

Stock selection in the industrials, information technology and energy sectors detracted the most from performance. Key detractors included the underweight position in Super Micro Computer, Inc. and overweights to Shyft Group, Inc. as well as 23andMe Holding Co.

Total Return Based on $250,000 Investment

	Class I	Russell 3000® Index	Russell 2000® Index
2014	$250,000	$250,000	$250,000
2015	$278,748	$279,650	$278,300
2016	$280,031	$280,265	$261,685
2017	$332,222	$329,844	$314,965
2018	$373,566	$379,519	$380,351
2019	$334,507	$389,007	$345,968
2020	$313,903	$433,587	$334,066
2021	$497,518	$623,975	$549,739
2022	$436,038	$601,013	$456,724
2023	$412,627	$613,213	$435,349
2024	$488,128	$782,356	$522,919

For the above performance graph and below table: Past performance does not guarantee future results. Call 1-800-992-0180 or visit https://individuals.voya.com/product/mutual-fund/performance for current month-end performance. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do reflect deduction of sales charges, if applicable, and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class I	18.38%	7.87%	6.93%
Russell 3000® Index	27.58%	15.00%	12.09%
Russell 2000® Index	20.12%	8.61%	7.66%

Effective with this report, the Adviser changed the primary benchmark from the Russell 2000® Index to the Russell 3000® Index in accordance with recent changes to regulatory disclosure requirements. The Fund continues to use the Russell 2000® Index as an additional benchmark that the Adviser believes more closely reflects the Fund’s principal investment strategies.

Fund Statistics

  Total Net Assets$206,854,288
  # of Portfolio Holdings172
  Portfolio Turnover Rate197%
  Investment Advisory Fees Paid$1,436,612

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Avista Corp.	1.9%
iShares Russell 2000 ETF	1.8%
First BanCorp/Puerto Rico	1.8%
Excelerate Energy, Inc. - Class A	1.6%
Portland General Electric Co.	1.5%
Box, Inc. - Class A	1.5%
Murphy Oil Corp.	1.4%
Mueller Water Products, Inc. - Class A	1.3%
QIAGEN N.V.	1.3%
Insmed, Inc.	1.2%

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(4.4)%
Exchange-Traded Funds	1.8%
Short-Term Investments	4.6%
Common Stock	98.0%

Sector Allocation

Value	Value
Financials	19.3%
Information Technology	18.8%
Industrials	14.6%
Health Care	11.6%
Real Estate	9.3%
Consumer Discretionary	6.1%
Energy	6.0%
Materials	4.5%
Repurchase Agreements	4.4%
Utilities	3.5%
Consumer Staples	2.5%
Liabilities in Excess of Other Assets	(4.4)%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Class I: VYSAX

Voya Small Company Fund

92918A865-AR

Class R: VYSDX

Voya Small Company Fund

Annual Shareholder Report

                   May 31, 2024

This annual shareholder report contains important information about Voya Small Company Fund for the period of June 1, 2023 to May 31, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class R	$156	1.43%

How did the Fund perform?

For the year ended May 31, 2024, the Fund underperformed the Russell 2000® Index due to unfavorable stock selection.

Top contributors to performance:

On the sector level, stock selection within the health care and financials sectors contributed to performance. At the individual stock level, key contributors included overweight positions in Insmed Inc. and Permian Resources Corp. and the underweight position in Viking Therapeutics, Inc.

Top detractors to performance:

Stock selection in the industrials, information technology and energy sectors detracted the most from performance. Key detractors included the underweight position in Super Micro Computer, Inc. and overweights to Shyft Group, Inc. as well as 23andMe Holding Co.

Total Return Based on $10,000 Investment

	Class R	Russell 3000® Index	Russell 2000® Index
10/4/2016	$10,000	$10,000	$10,000
2017	$11,211	$11,231	$11,099
2018	$12,537	$12,922	$13,403
2019	$11,264	$13,245	$12,192
2020	$10,611	$14,763	$11,772
2021	$16,716	$21,245	$19,372
2022	$14,571	$20,464	$16,094
2023	$13,708	$20,879	$15,341
2024	$16,155	$26,638	$18,427

For the above performance graph and below table: Past performance does not guarantee future results. Call 1-800-992-0180 or visit https://individuals.voya.com/product/mutual-fund/performance for current month-end performance. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do reflect deduction of sales charges, if applicable, and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

	1 Year	5 Years	Since Inception (10/4/2016)
Class R	17.85%	7.48%	6.47%
Russell 3000® Index	27.58%	15.00%	13.80%
Russell 2000® Index	20.12%	8.61%	8.38%

Effective with this report, the Adviser changed the primary benchmark from the Russell 2000® Index to the Russell 3000® Index in accordance with recent changes to regulatory disclosure requirements. The Fund continues to use the Russell 2000® Index as an additional benchmark that the Adviser believes more closely reflects the Fund’s principal investment strategies.

Fund Statistics

  Total Net Assets$206,854,288
  # of Portfolio Holdings172
  Portfolio Turnover Rate197%
  Investment Advisory Fees Paid$1,436,612

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Avista Corp.	1.9%
iShares Russell 2000 ETF	1.8%
First BanCorp/Puerto Rico	1.8%
Excelerate Energy, Inc. - Class A	1.6%
Portland General Electric Co.	1.5%
Box, Inc. - Class A	1.5%
Murphy Oil Corp.	1.4%
Mueller Water Products, Inc. - Class A	1.3%
QIAGEN N.V.	1.3%
Insmed, Inc.	1.2%

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(4.4)%
Exchange-Traded Funds	1.8%
Short-Term Investments	4.6%
Common Stock	98.0%

Sector Allocation

Value	Value
Financials	19.3%
Information Technology	18.8%
Industrials	14.6%
Health Care	11.6%
Real Estate	9.3%
Consumer Discretionary	6.1%
Energy	6.0%
Materials	4.5%
Repurchase Agreements	4.4%
Utilities	3.5%
Consumer Staples	2.5%
Liabilities in Excess of Other Assets	(4.4)%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Class R: VYSDX

Voya Small Company Fund

92918A832-AR

Class R6: VYSEX

Voya Small Company Fund

Annual Shareholder Report

                   May 31, 2024

This annual shareholder report contains important information about Voya Small Company Fund for the period of June 1, 2023 to May 31, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class R6	$90	0.82%

How did the Fund perform?

For the year ended May 31, 2024, the Fund underperformed the Russell 2000® Index due to unfavorable stock selection.

Top contributors to performance:

On the sector level, stock selection within the health care and financials sectors contributed to performance. At the individual stock level, key contributors included overweight positions in Insmed Inc. and Permian Resources Corp. and the underweight position in Viking Therapeutics, Inc.

Top detractors to performance:

Stock selection in the industrials, information technology and energy sectors detracted the most from performance. Key detractors included the underweight position in Super Micro Computer, Inc. and overweights to Shyft Group, Inc. as well as 23andMe Holding Co.

Total Return Based on $10,000 Investment

	Class R6	Russell 3000® Index	Russell 2000® Index
2014	$10,000	$10,000	$10,000
2015	$11,153	$11,186	$11,132
2016	$11,214	$11,211	$10,467
2017	$13,319	$13,194	$12,599
2018	$14,985	$15,181	$15,214
2019	$13,427	$15,560	$13,839
2020	$12,606	$17,343	$13,363
2021	$19,983	$24,959	$21,990
2022	$17,521	$24,041	$18,269
2023	$16,578	$24,529	$17,414
2024	$19,653	$31,294	$20,917

For the above performance graph and below table: Past performance does not guarantee future results. Call 1-800-992-0180 or visit https://individuals.voya.com/product/mutual-fund/performance for current month-end performance. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do reflect deduction of sales charges, if applicable, and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class R6	18.54%	7.92%	6.99%
Russell 3000® Index	27.58%	15.00%	12.09%
Russell 2000® Index	20.12%	8.61%	7.66%

Effective with this report, the Adviser changed the primary benchmark from the Russell 2000® Index to the Russell 3000® Index in accordance with recent changes to regulatory disclosure requirements. The Fund continues to use the Russell 2000® Index as an additional benchmark that the Adviser believes more closely reflects the Fund’s principal investment strategies.

Fund Statistics

  Total Net Assets$206,854,288
  # of Portfolio Holdings172
  Portfolio Turnover Rate197%
  Investment Advisory Fees Paid$1,436,612

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Avista Corp.	1.9%
iShares Russell 2000 ETF	1.8%
First BanCorp/Puerto Rico	1.8%
Excelerate Energy, Inc. - Class A	1.6%
Portland General Electric Co.	1.5%
Box, Inc. - Class A	1.5%
Murphy Oil Corp.	1.4%
Mueller Water Products, Inc. - Class A	1.3%
QIAGEN N.V.	1.3%
Insmed, Inc.	1.2%

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(4.4)%
Exchange-Traded Funds	1.8%
Short-Term Investments	4.6%
Common Stock	98.0%

Sector Allocation

Value	Value
Financials	19.3%
Information Technology	18.8%
Industrials	14.6%
Health Care	11.6%
Real Estate	9.3%
Consumer Discretionary	6.1%
Energy	6.0%
Materials	4.5%
Repurchase Agreements	4.4%
Utilities	3.5%
Consumer Staples	2.5%
Liabilities in Excess of Other Assets	(4.4)%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Class R6: VYSEX

Voya Small Company Fund

92918A824-AR

Class W: VYSGX

Voya Small Company Fund

Annual Shareholder Report

                   May 31, 2024

This annual shareholder report contains important information about Voya Small Company Fund for the period of June 1, 2023 to May 31, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class W	$101	0.93%

How did the Fund perform?

For the year ended May 31, 2024, the Fund underperformed the Russell 2000® Index due to unfavorable stock selection.

Top contributors to performance:

On the sector level, stock selection within the health care and financials sectors contributed to performance. At the individual stock level, key contributors included overweight positions in Insmed Inc. and Permian Resources Corp. and the underweight position in Viking Therapeutics, Inc.

Top detractors to performance:

Stock selection in the industrials, information technology and energy sectors detracted the most from performance. Key detractors included the underweight position in Super Micro Computer, Inc. and overweights to Shyft Group, Inc. as well as 23andMe Holding Co.

Total Return Based on $10,000 Investment

	Class W	Russell 3000® Index	Russell 2000® Index
2014	$10,000	$10,000	$10,000
2015	$11,140	$11,186	$11,132
2016	$11,184	$11,211	$10,467
2017	$13,267	$13,194	$12,599
2018	$14,902	$15,181	$15,214
2019	$13,342	$15,560	$13,839
2020	$12,516	$17,343	$13,363
2021	$19,819	$24,959	$21,990
2022	$17,356	$24,041	$18,269
2023	$16,416	$24,529	$17,414
2024	$19,415	$31,294	$20,917

For the above performance graph and below table: Past performance does not guarantee future results. Call 1-800-992-0180 or visit https://individuals.voya.com/product/mutual-fund/performance for current month-end performance. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do reflect deduction of sales charges, if applicable, and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class W	18.26%	7.79%	6.86%
Russell 3000® Index	27.58%	15.00%	12.09%
Russell 2000® Index	20.12%	8.61%	7.66%

Effective with this report, the Adviser changed the primary benchmark from the Russell 2000® Index to the Russell 3000® Index in accordance with recent changes to regulatory disclosure requirements. The Fund continues to use the Russell 2000® Index as an additional benchmark that the Adviser believes more closely reflects the Fund’s principal investment strategies.

Fund Statistics

  Total Net Assets$206,854,288
  # of Portfolio Holdings172
  Portfolio Turnover Rate197%
  Investment Advisory Fees Paid$1,436,612

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Avista Corp.	1.9%
iShares Russell 2000 ETF	1.8%
First BanCorp/Puerto Rico	1.8%
Excelerate Energy, Inc. - Class A	1.6%
Portland General Electric Co.	1.5%
Box, Inc. - Class A	1.5%
Murphy Oil Corp.	1.4%
Mueller Water Products, Inc. - Class A	1.3%
QIAGEN N.V.	1.3%
Insmed, Inc.	1.2%

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(4.4)%
Exchange-Traded Funds	1.8%
Short-Term Investments	4.6%
Common Stock	98.0%

Sector Allocation

Value	Value
Financials	19.3%
Information Technology	18.8%
Industrials	14.6%
Health Care	11.6%
Real Estate	9.3%
Consumer Discretionary	6.1%
Energy	6.0%
Materials	4.5%
Repurchase Agreements	4.4%
Utilities	3.5%
Consumer Staples	2.5%
Liabilities in Excess of Other Assets	(4.4)%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Class W: VYSGX

Voya Small Company Fund

92918A790-AR

Class A: VHDAX

Voya U.S. High Dividend Low Volatility Fund

Annual Shareholder Report

                   May 31, 2024

This annual shareholder report contains important information about Voya U.S. High Dividend Low Volatility Fund for the period of June 1, 2023 to May 31, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class A	$67	0.61%

How did the Fund perform?

For the year ended May 31, 2024, the Fund underperformed the Russell 1000® Value due to unfavorable stock selection.

Top contributors to performance:

Portfolio holdings within the information technology and energy sectors contributed the most to performance. At the individual stock level, key contributors included exposure to NVIDIA Corp. and Erie Indemnity Company and the overweight position in Leidos Holdings, Inc.

Top detractors to performance:

On the sector level, stock selection in the industrials, communication services and consumer staples sectors detracted the most from performance. At the individual stock level, key detractors included the underweight in JPMorgan Chase & Co., exposure to out of benchmark stock Iridium Communications Inc. and the underweight in GE Aerospace.

Total Return Based on $10,000 Investment

	Class A with Sales Charges	Class A without Sales Charge	Russell 3000® Index	Russell 1000® Value Index
12/6/2016	$9,425	$10,000	$10,000	$10,000
2017	$10,137	$10,756	$10,890	$10,426
2018	$11,330	$12,021	$12,530	$11,287
2019	$11,768	$12,486	$12,843	$11,450
2020	$11,920	$12,647	$14,315	$11,263
2021	$15,794	$16,757	$20,601	$16,261
2022	$16,788	$17,812	$19,843	$16,412
2023	$15,779	$16,741	$20,246	$15,665
2024	$18,854	$20,004	$25,830	$19,067

For the above performance graph and below table: Past performance does not guarantee future results. Call 1-800-992-0180 or visit https://individuals.voya.com/product/mutual-fund/performance for current month-end performance. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do reflect deduction of sales charges, if applicable, and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

	1 Year	5 Years	Since Inception (12/6/2016)
Class A - Including Sales ChargeFootnote Reference*	12.57%	8.59%	8.85%
Class A - Excluding Sales Charge	19.49%	9.89%	9.71%
Russell 3000® Index	27.58%	15.00%	13.55%
Russell 1000® Value Index	21.71%	10.74%	9.01%
Footnote	Description
Footnote*	Reflects deduction of the maximum Class A sales charge of 5.75%.

Effective with this report, the Adviser changed the primary benchmark from the Russell 1000® Value Index to the Russell 3000® Index in accordance with recent changes to regulatory disclosure requirements. The Fund continues to use the Russell 1000® Value Index as an additional benchmark that the Adviser believes more closely reflects the Fund’s principal investment strategies.

Fund Statistics

  Total Net Assets$27,181,908
  # of Portfolio Holdings175
  Portfolio Turnover Rate83%
  Investment Advisory Fees Paid$169,101

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Johnson & Johnson	2.1%
Merck & Co., Inc.	1.8%
iShares Russell 1000 Value ETF	1.8%
Verizon Communications, Inc.	1.4%
Cisco Systems, Inc.	1.4%
Procter & Gamble Co.	1.3%
Philip Morris International, Inc.	1.3%
Comcast Corp. - Class A	1.3%
AT&T, Inc.	1.2%
Cigna Group	1.0%

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(0.1)%
Short-Term Investments	0.3%
Exchange-Traded Funds	1.8%
Common Stock	98.0%

Sector Allocation

Value	Value
Financials	22.1%
Health Care	13.9%
Industrials	13.8%
Consumer Staples	8.8%
Information Technology	8.0%
Energy	6.8%
Communication Services	5.9%
Utilities	5.9%
Consumer Discretionary	5.1%
Real Estate	4.4%
Materials	3.3%
Liabilities in Excess of Other Assets	(0.1)%

Material Fund Changes

This is a summary of certain changes to the Fund during the year ended May 31, 2024. For more complete information, you may review the Fund’s Prospectus, as supplemented on May 31, 2024, at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. Copies of the Prospectus can be requested by calling us at 1-800-992-0180. Effective May 31, 2024, the Fund is closed to new investors and liquidated on July 26, 2024.

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Class A: VHDAX

Voya U.S. High Dividend Low Volatility Fund

92913K520-AR

Class I: VHDIX

Voya U.S. High Dividend Low Volatility Fund

Annual Shareholder Report

                   May 31, 2024

This annual shareholder report contains important information about Voya U.S. High Dividend Low Volatility Fund for the period of June 1, 2023 to May 31, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class I	$36	0.33%

How did the Fund perform?

For the year ended May 31, 2024, the Fund underperformed the Russell 1000® Value due to unfavorable stock selection.

Top contributors to performance:

Portfolio holdings within the information technology and energy sectors contributed the most to performance. At the individual stock level, key contributors included exposure to NVIDIA Corp. and Erie Indemnity Company and the overweight position in Leidos Holdings, Inc.

Top detractors to performance:

On the sector level, stock selection in the industrials, communication services and consumer staples sectors detracted the most from performance. At the individual stock level, key detractors included the underweight in JPMorgan Chase & Co., exposure to out of benchmark stock Iridium Communications Inc. and the underweight in GE Aerospace.

Total Return Based on $250,000 Investment

	Class I	Russell 3000® Index	Russell 1000® Value Index
12/6/2016	$250,000	$250,000	$250,000
2017	$260,662	$272,252	$260,662
2018	$282,159	$313,253	$282,159
2019	$286,246	$321,084	$286,246
2020	$281,554	$357,880	$281,554
2021	$406,516	$515,026	$406,516
2022	$410,297	$496,073	$410,297
2023	$391,628	$506,143	$391,628
2024	$511,749	$645,753	$476,889

For the above performance graph and below table: Past performance does not guarantee future results. Call 1-800-992-0180 or visit https://individuals.voya.com/product/mutual-fund/performance for current month-end performance. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do reflect deduction of sales charges, if applicable, and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

	1 Year	5 Years	Since Inception (12/6/2016)
Class I	19.68%	10.16%	10.04%
Russell 3000® Index	27.58%	15.00%	13.55%
Russell 1000® Value Index	21.71%	10.74%	9.01%

Effective with this report, the Adviser changed the primary benchmark from the Russell 1000® Value Index to the Russell 3000® Index in accordance with recent changes to regulatory disclosure requirements. The Fund continues to use the Russell 1000® Value Index as an additional benchmark that the Adviser believes more closely reflects the Fund’s principal investment strategies.

Fund Statistics

  Total Net Assets$27,181,908
  # of Portfolio Holdings175
  Portfolio Turnover Rate83%
  Investment Advisory Fees Paid$169,101

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Johnson & Johnson	2.1%
Merck & Co., Inc.	1.8%
iShares Russell 1000 Value ETF	1.8%
Verizon Communications, Inc.	1.4%
Cisco Systems, Inc.	1.4%
Procter & Gamble Co.	1.3%
Philip Morris International, Inc.	1.3%
Comcast Corp. - Class A	1.3%
AT&T, Inc.	1.2%
Cigna Group	1.0%

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(0.1)%
Short-Term Investments	0.3%
Exchange-Traded Funds	1.8%
Common Stock	98.0%

Sector Allocation

Value	Value
Financials	22.1%
Health Care	13.9%
Industrials	13.8%
Consumer Staples	8.8%
Information Technology	8.0%
Energy	6.8%
Communication Services	5.9%
Utilities	5.9%
Consumer Discretionary	5.1%
Real Estate	4.4%
Materials	3.3%
Liabilities in Excess of Other Assets	(0.1)%

Material Fund Changes

This is a summary of certain changes to the Fund during the year ended May 31, 2024. For more complete information, you may review the Fund’s Prospectus, as supplemented on May 31, 2024, at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. Copies of the Prospectus can be requested by calling us at 1-800-992-0180. Effective May 31, 2024, the Fund is closed to new investors and liquidated on July 26, 2024.

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Class I: VHDIX

Voya U.S. High Dividend Low Volatility Fund

92913K512-AR

Class R6: VHDRX

Voya U.S. High Dividend Low Volatility Fund

Annual Shareholder Report

                   May 31, 2024

This annual shareholder report contains important information about Voya U.S. High Dividend Low Volatility Fund for the period of June 1, 2023 to May 31, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class R6	$36	0.33%

How did the Fund perform?

For the year ended May 31, 2024, the Fund underperformed the Russell 1000® Value due to unfavorable stock selection.

Top contributors to performance:

Portfolio holdings within the information technology and energy sectors contributed the most to performance. At the individual stock level, key contributors included exposure to NVIDIA Corp. and Erie Indemnity Company and the overweight position in Leidos Holdings, Inc.

Top detractors to performance:

On the sector level, stock selection in the industrials, communication services and consumer staples sectors detracted the most from performance. At the individual stock level, key detractors included the underweight in JPMorgan Chase & Co., exposure to out of benchmark stock Iridium Communications Inc. and the underweight in GE Aerospace.

Total Return Based on $10,000 Investment

	Class R6	Russell 3000® Index	Russell 1000® Value Index
9/30/2019	$10,000	$10,000	$10,000
2020	$9,329	$10,807	$9,564
2021	$12,393	$15,552	$13,808
2022	$13,220	$14,980	$13,937
2023	$12,451	$15,284	$13,302
2024	$14,909	$19,500	$16,191

For the above performance graph and below table: Past performance does not guarantee future results. Call 1-800-992-0180 or visit https://individuals.voya.com/product/mutual-fund/performance for current month-end performance. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do reflect deduction of sales charges, if applicable, and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

	1 Year	Since Inception (9/30/2019)
Class R6	19.73%	8.93%
Russell 3000® Index	27.58%	14.19%
Russell 1000® Value Index	21.71%	9.01%

Effective with this report, the Adviser changed the primary benchmark from the Russell 1000® Value Index to the Russell 3000® Index in accordance with recent changes to regulatory disclosure requirements. The Fund continues to use the Russell 1000® Value Index as an additional benchmark that the Adviser believes more closely reflects the Fund’s principal investment strategies.

Fund Statistics

  Total Net Assets$27,181,908
  # of Portfolio Holdings175
  Portfolio Turnover Rate83%
  Investment Advisory Fees Paid$169,101

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Johnson & Johnson	2.1%
Merck & Co., Inc.	1.8%
iShares Russell 1000 Value ETF	1.8%
Verizon Communications, Inc.	1.4%
Cisco Systems, Inc.	1.4%
Procter & Gamble Co.	1.3%
Philip Morris International, Inc.	1.3%
Comcast Corp. - Class A	1.3%
AT&T, Inc.	1.2%
Cigna Group	1.0%

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(0.1)%
Short-Term Investments	0.3%
Exchange-Traded Funds	1.8%
Common Stock	98.0%

Sector Allocation

Value	Value
Financials	22.1%
Health Care	13.9%
Industrials	13.8%
Consumer Staples	8.8%
Information Technology	8.0%
Energy	6.8%
Communication Services	5.9%
Utilities	5.9%
Consumer Discretionary	5.1%
Real Estate	4.4%
Materials	3.3%
Liabilities in Excess of Other Assets	(0.1)%

Material Fund Changes

This is a summary of certain changes to the Fund during the year ended May 31, 2024. For more complete information, you may review the Fund’s Prospectus, as supplemented on May 31, 2024, at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. Copies of the Prospectus can be requested by calling us at 1-800-992-0180. Effective May 31, 2024, the Fund is closed to new investors and liquidated on July 26, 2024.

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Class R6: VHDRX

Voya U.S. High Dividend Low Volatility Fund

92913K488-AR

VACS Series: VVJEX

Voya VACS Series MCV Fund

Annual Shareholder Report

                   May 31, 2024

This annual shareholder report contains important information about Voya VACS Series MCV Fund for the period of June 1, 2023 to May 31, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
VACS Series	$13	0.12%

How did the Fund perform?

For the year ended May 31, 2024, the Fund underperformed the Russell Midcap® Value Index primarily due to stock selection.

Top contributors to performance:

On a sector level, selection strength included information technology, consumer staples, and materials sectors. Within these sectors, Western Digital Corp., BJ’s Wholesale Club, & Westlake Corporation were among the top individual contributors.

Top detractors to performance:

Stock selection in the industrials sector was the greatest detractor. Top individual detractors within this sector included Toro Company, Alaska Air Group, & Genpact Limited. The financials and energy sectors were areas of underperformance, due to both lagging stock selection & unfavorable sector underweightings.

Total Return Based on $10,000 Investment

	VACS Series	Russell 3000® Index	Russell Midcap® Value Index
3/24/2023	$10,000	$10,000	$10,000
2023	$9,930	$10,522	$10,047
2024	$12,198	$13,424	$12,411

For the above performance graph and below table: Past performance does not guarantee future results. Call 1-800-992-0180 or visit https://individuals.voya.com/product/mutual-fund/performance for current month-end performance. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do reflect deduction of sales charges, if applicable, and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

	1 Year	Since Inception (3/24/2023)
VACS Series	22.84%	18.23%
Russell 3000® Index	27.58%	28.18%
Russell Midcap® Value Index	23.67%	19.92%

Effective with this report, the Adviser changed the primary benchmark from the Russell Midcap® Value Index to the Russell 3000® Index in accordance with recent changes to regulatory disclosure requirements. The Fund continues to use the Russell Midcap® Value Index as an additional benchmark that the Adviser believes more closely reflects the Fund’s principal investment strategies.

Fund Statistics

  Total Net Assets$152,082,487
  # of Portfolio Holdings334
  Portfolio Turnover Rate48%
  Investment Advisory Fees PaidN/A

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

BJ's Wholesale Club Holdings, Inc.	1.6%
Coterra Energy, Inc.	1.6%
Quest Diagnostics, Inc.	1.6%
Packaging Corp. of America	1.5%
National Retail Properties, Inc.	1.5%
Willis Towers Watson PLC	1.5%
Hartford Financial Services Group, Inc.	1.4%
Alliant Energy Corp.	1.4%
BorgWarner, Inc.	1.4%

Portfolio Composition

Value	Value
Assets in Excess of Other Liabilities	0.3%
Exchange-Traded Funds	0.8%
Short-Term Investments	2.5%
Common Stock	96.4%

Sector Allocation

Value	Value
Industrials	22.6%
Financials	14.5%
Consumer Discretionary	11.9%
Materials	11.8%
Information Technology	7.7%
Health Care	7.3%
Real Estate	6.9%
Energy	5.3%
Consumer Staples	3.9%
Utilities	3.8%
Unaffiliated Investment Companies	2.4%
Assets in Excess of Other Liabilities	0.3%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

VACS Series: VVJEX

Voya VACS Series MCV Fund

92918A725-AR

(b)	Not applicable.

Item 2. Code of Ethics.

As of the end of the period covered by this report, Registrant had adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to the Registrant’s principal executive officer and principal financial officer. There were no amendments to the Code during the period covered by the report. The Registrant did not grant any waivers, including implicit waivers, from any provisions of the Code during the period covered by this report. The code of ethics is filed herewith pursuant to Item 19(a)(1), Ex-99.CODE ETH.

Item 3. Audit Committee Financial Expert.

The Board of Trustees has determined that Colleen D. Baldwin, Martin J. Gavin, and Joseph E. Obermeyer are audit committee financial experts, as defined in Item 3 of Form N-CSR. Ms. Baldwin, Mr. Gavin, and Mr. Obermeyer are “independent” for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Below are the amount of fees that Ernst & Young LLP (“EY”), the Registrant’s current Independent Registered Public Accounting Firm, billed and paid to the Fund during the Fund’s fiscal year ended May 31, 2024 and May 31, 2023.

(a)	Audit Fees: The aggregate fees billed and paid for each of the last two fiscal years for professional services rendered by EY, the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were $241,570 for the year ended May 31, 2024 and $241,570 for the year ended May 31, 2023.

(b)	Audit-Related Fees: The aggregate fees billed and paid in each of the last two fiscal years for assurance and related services by EY that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item were $0 for the year ended May 31, 2024 and $0 for the year ended May 31, 2023.

(c)	Tax Fees: The aggregate fees billed and paid in each of the last two fiscal years for professional services rendered by EY for tax compliance, tax advice, and tax planning were $96,031 for the year ended May 31, 2024 and $101,325 for the year ended May 31, 2023. Such services included review of excise distribution calculations (if applicable), preparation of the Registrants’ federal, state, and excise tax returns, tax services related to mergers and routine consulting.

(d)	All Other Fees: The aggregate fees billed and paid in each of the last two fiscal years for products and services provided by EY, other than the services reported in paragraphs (a) through (c) of this Item were $0 for the year ended May 31, 2024 and $0 for the year ended May 31, 2023.

(e)(1)	Audit Committee Pre-Approval Policies and Procedures

Appendix A

AUDIT AND NON-AUDIT SERVICES
PRE-APPROVAL POLICY

I.            Statement of Principles

Under the Sarbanes-Oxley Act of 2002 (the “Act”), the Audit Committee of the Board of Directors or Trustees (the “Committee”) of the Voya funds (each a “Fund,” collectively, the “Funds”) set out on Exhibit A to this Audit and Non-Audit Services Pre-Approval Policy (“Policy”) is responsible for the oversight of the work of the Funds’ independent auditors. As part of its responsibilities, the Committee must pre-approve the audit and non-audit services performed by the auditors in order to assure that the provision of these services does not impair the auditors’ independence from the Funds. The Committee has adopted, and the Board has ratified, this Policy, which sets out the procedures and conditions under which the services of the independent auditors may be pre-approved.

Under Securities and Exchange Commission (“SEC”) rules promulgated in accordance with the Act, the Funds may establish two different approaches to pre-approving audit and non-audit services. The Committee may approve services without consideration of specific case-by-case services (“general pre-approval”) or it may pre-approve specific services (“specific pre-approval”). The Committee believes that the combination of these approaches contemplated in this Policy results in an effective and efficient method for pre-approving audit and non-audit services to be performed by the Funds’ independent auditors. Under this Policy, services that are not of a type that may receive general pre-approval require specific pre-approval by the Committee. Any proposed services that exceed pre-approved cost levels or budgeted amounts will also require the Committee’s specific pre-approval.

For both types of approval, the Committee considers whether the subject services are consistent with the SEC’s rules on auditor independence and that such services are compatible with maintaining the auditors independence. The Committee also considers whether a particular audit firm is in the best position to provide effective and efficient services to the Funds. Reasons that the auditors are in the best position include the auditors’ familiarity with the Funds’ business, personnel, culture, accounting systems, risk profile, and other factors, and whether the services will enhance the Funds’ ability to manage and control risk or improve audit quality. Such factors will be considered as a whole, with no one factor being determinative.

The appendices attached to this Policy describe the audit, audit-related, tax-related, and other services that have the Committee’s general pre-approval. For any service that has been approved through general pre-approval, the general pre-approval will remain in place for a period 12 months from the date of pre-approval, unless the Committee determines that a different period is appropriate. The Committee will annually review and pre-approve the services that may be provided by the independent auditors without specific pre-approval. The Committee will revise the list of services subject to general pre-approval as appropriate. This Policy does not serve as a delegation to Fund management of the Committee’s duty to pre-approve services performed by the Funds’ independent auditors.

II.            Audit Services

The annual audit services engagement terms and fees are subject to the Committee’s specific pre-approval. Audit services are those services that are normally provided by auditors in connection with statutory and regulatory filings or engagements or those that generally only independent auditors can reasonably provide. They include the Funds’ annual financial statement audit and procedures that the independent auditors must perform in order to form an opinion on the Funds’ financial statements (e.g., information systems and procedural reviews and testing). The Committee will monitor the audit services engagement and approve any changes in terms, conditions or fees deemed by the Committee to be necessary or appropriate.

The Committee may grant general pre-approval to other audit services, such as statutory audits and services associated with SEC registration statements, periodic reports and other documents filed with the SEC or issued in connection with securities offerings.

The Committee has pre-approved the audit services listed on Appendix A. The Committee must specifically approve all audit services not listed on Appendix A.

III.            Audit-related Services

Audit-related services are assurance and related services that are reasonably related to the performance of the audit or the review of the Funds’ financial statements or are traditionally performed by the independent auditors. The Committee believes that the provision of audit-related services will not impair the independent auditors’ independence, and therefore may grant pre-approval to audit-related services. Audit-related services include accounting consultations related to accounting, financial reporting or disclosure matters not classified as “audit services;” assistance with understanding and implementing new accounting and financial reporting guidance from rulemaking authorities; agreed-upon or expanded audit procedures relating to accounting and/or billing records required to respond to or comply with financial, accounting or regulatory reporting matters; and assistance with internal control reporting requirements under Form N-CEN or Form N-CSR.

The Committee has pre-approved the audit-related services listed on Appendix B. The Committee must specifically approve all audit-related services not listed on Appendix B.

IV.            Tax Services

The Committee believes the independent auditors can provide tax services to the Funds, including tax compliance, tax planning, and tax advice, without compromising the auditors’ independence. Therefore, the Committee may grant general pre-approval with respect to tax services historically provided by the Funds’ independent auditors that do not, in the Committee’s view, impair auditor independence and that are consistent with the SEC’s rules on auditor independence.

The Committee will not grant pre-approval if the independent auditors initially recommends a transaction the sole business purpose of which is tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code and related regulations. The Committee may consult outside counsel to determine that tax planning and reporting positions are consistent with this Policy.

The Committee has pre-approved the tax-related services listed on Appendix C. The Committee must specifically approve all tax-related services not listed on Appendix C.

V.            Other Services

The Committee believes it may grant approval of non-audit services that are permissible services for independent auditors to a Fund. The Committee has determined to grant general pre-approval to other services that it believes are routine and recurring, do not impair auditor independence, and are consistent with SEC rules on auditor independence.

The Committee has pre-approved the non-audit services listed on Appendix D. The Committee must specifically approve all non-audit services not listed on Appendix D.

A list of the SEC’s prohibited non-audit services is attached to this Policy as Appendix E. The SEC’s rules and relevant guidance should be consulted to determine the precise definitions of these impermissible services and the applicability of exceptions to certain of the SEC’s prohibitions.

VI.            Pre-approval of Fee levels and Budgeted Amounts

The Committee will annually establish pre-approval fee levels or budgeted amounts for audit, audit-related, tax and non-audit services to be provided to the Funds by the independent auditors. Any proposed services exceeding these levels or amounts require the Committee’s specific pre-approval. The Committee considers fees for audit and non-audit services when deciding whether to pre-approve services. The Committee may determine, for a pre-approval period of 12 months, the appropriate ratio between the total amount of fees for the Fund’s audit, audit-related, and tax services (including fees for services provided to Fund affiliates that are subject to pre-approval), and the total amount of fees for certain permissible non-audit services for the Fund classified as other services (including any such services provided to Fund affiliates that are subject to pre-approval).

VII.       Procedures

Requests or applications for services to be provided by the independent auditors will be submitted to management. If management determines that the services do not fall within those services generally pre-approved by the Committee and set out in the appendices to these procedures, management will submit the services to the Committee or its delagee. Any such submission will include a detailed description of the services to be rendered. Notwithstanding this paragraph, the Committee will, on a quarterly basis, receive from the independent auditors a list of services provided for the previous calendar quarter on a cumulative basis by the auditors during the Pre-Approval Period.

VIII.            Delegation

The Committee may delegate pre-approval authority to one or more of the Committee’s members. Any member or members to whom such pre-approval authority is delegated must report any pre-approval decisions, including any pre-approved services, to the Committee at its next scheduled meeting. The Committee will identify any member to whom pre-approval authority is delegated in writing. The member will retain such authority for a period of 12 months from the date of pre-approval unless the Committee determines that a different period is appropriate. The period of delegated authority may be terminated by the Committee or at the option of the member.

IX.            Additional Requirements

The Committee will take any measures the Committee deems necessary or appropriate to oversee the work of the independent auditors and to assure the auditors’ independence from the Funds. This may include reviewing a formal written statement from the independent auditors delineating all relationships between the auditors and the Funds, consistent with Independence Standards Board No. 1, and discussing with the auditors their methods and procedures for ensuring independence.

Last Approved:    November 16, 2023

Appendix A
Pre-Approved Audit Services for the Pre-Approval Period January 1, 2024 through December 31, 2024

Service
	The Fund(s)	Fee Range
Statutory audits or financial audits (including tax services associated with audit services)	√	As presented to Audit Committee[1]
Services associated with SEC registration statements, periodic reports and other documents filed with the SEC or other documents issued in connection with securities offerings (e.g., consents), and assistance in responding to SEC comment letters.	√	Not to exceed $9,750 per filing
Consultations by Fund management with respect to accounting or disclosure treatment of transactions or events and/or the actual or potential effect of final or proposed rules, standards or interpretations by the SEC, Financial Accounting Standards Board, or other regulatory or standard setting bodies.	√	Not to exceed $8,000 during the Pre-Approval Period
Seed capital audit and related review and issuance of consent on the N-2 registration statement	√	Not to exceed $14,750 per audit
Audit of summary portfolio of investments	√	Not to exceed $840 per fund

[1]	For new Funds launched during the Pre-Approval Period, the fee ranges pre-approved will be the same as those for existing Funds, pro-rated in accordance with inception dates as provided in the auditors’ Proposal or any Engagement Letter covering the period at issue. Fees in the Engagement Letter will be controlling.

Appendix B
Pre-Approved Audit-Related Services for the Pre-Approval Period January 1, 2024 through December 31, 2024

Service
	The Fund(s)	Fund Affiliates	Fee Range
Services related to Fund mergers (Excludes tax services - See Appendix C for tax services associated with Fund mergers)	√	√	Not to exceed $10,000 per merger
Consultations by Fund management with respect to accounting or disclosure treatment of transactions or events and/or the actual or potential effect of final or proposed rules, standards or interpretations by the SEC, Financial Accounting Standards Board, or other regulatory or standard setting bodies. [Note: Under SEC rules some consultations may be “audit” services and others may be “audit-related” services.]	√		Not to exceed $5,000 per occurrence during the Pre-Approval Period
Review of the Funds’ semi-annual and quarterly financial statements	√		Not to exceed $2,700 per set of financial statements per fund
Reports to regulatory or government agencies related to the annual engagement	√		Up to $5,000 per occurrence during the Pre-Approval Period
Regulatory compliance assistance	√	√	Not to exceed $5,000 per quarter
Training courses		√	Not to exceed $5,000 per course

Appendix C
Pre-Approved Tax Services for the Pre-Approval Period January 1, 2024 through December 31, 2024

Service
	The Fund(s)	Fund Affiliates	Fee Range
Preparation of federal and state income tax returns and federal excise tax returns for the Funds including assistance and review with excise tax distributions (Funds fees)	√		As presented to Audit Committee[2]
Review of IRC Sections 851(b) and 817(h) diversification testing on a real-time basis	√		As presented to Audit Committee[2]
Tax assistance and advice regarding statutory, regulatory or administrative developments	√	√	Not to exceed $5,000 for the Funds or for the Funds’ investment adviser during the Pre-Approval Period

[2]	For new Funds launched during the Pre-Approval Period, the fee ranges pre-approved will be the same as those for existing Funds, pro-rated in accordance with inception dates as provided in the auditors’ Proposal or any Engagement Letter covering the period at issue. Fees in the Engagement Letter will be controlling.

Appendix C, continued Pre-Approved Tax Services for the Pre-Approval Period January 1, 2024 through December 31, 2024

Service
	The Fund(s)	Fund Affiliates	Fee Range
Tax and technology training sessions		√	Not to exceed $5,000 per course during the Pre-Approval Period
Tax services associated with Fund mergers	√	√	Not to exceed $4,000 per fund per merger during the Pre-Approval Period
Tax compliance services related to return preparation for the Funds (Adviser Fees)		√	As presented to Audit Committee[3]
Other tax-related assistance and consultation, including, without limitation, assistance in evaluating derivative financial instruments and international tax issues, qualification and distribution issues, year-end reporting for 1099’s, tax compliance services in foreign jurisdictions and similar routine tax consultations as requested.	√		Not to exceed $300,000 during the Pre-Approval Period
EU Reclaims IRS Closing Agreement Filings	√		$20,000 per Fund first closing agreement, $5,000 for subsequent closing agreements for same Fund

[3]	For new Funds launched during the Pre-Approval Period, the fee ranges pre-approved will be the same as those for existing Funds, pro-rated in accordance with inception dates as provided in the auditors’ Proposal or any Engagement Letter covering the period at issue. Fees in the Engagement Letter will be controlling.

Appendix D
Pre-Approved Other Services for the Pre-Approval Period January 1, 2024 through December 31, 2024

Service
	The Fund(s)	Fund Affiliates	Fee Range
Agreed-upon procedures for Class B share 12b-1 programs		√	Not to exceed $60,000 during the Pre-Approval Period

Security counts performed pursuant to Rule 17f-2 of the 1940 Act (i.e., counts for Funds holding securities with affiliated sub-custodians)

Cost to be borne 50% by the Funds and 50% by Voya Investments, LLC.

	√	√	Not to exceed $5,700 per Fund during the Pre-Approval Period
Agreed upon procedures for 15 (c) FACT Books	√		Not to exceed $50,000 during the Pre-Approval Period

Appendix E

Prohibited Non-Audit Services
Dated:            January 1, 2024 to December 31, 2024

●	Bookkeeping or other services related to the accounting records or financial statements of the Funds

●	Financial information systems design and implementation

●	Appraisal or valuation services, fairness opinions, or contribution-in-kind reports

●	Actuarial services

●	Internal audit outsourcing services

●	Management functions

●	Human resources

●	Broker-dealer, investment adviser, or investment banking services

●	Legal services

●	Expert services unrelated to the audit

●	Any other service that the Public Company Accounting Oversight Board determines, by regulation, is impermissible.

EXHIBIT A

VOYA ASIA PACIFIC HIGH DIVIDEND EQUITY INCOME FUND

VOYA BALANCED PORTFOLIO, INC.

VOYA CREDIT INCOME FUND

VOYA EMERGING MARKETS HIGH DIVIDEND EQUITY FUND

VOYA EQUITY TRUST

VOYA FUNDS TRUST

VOYA GLOBAL ADVANTAGE AND PREMIUM OPPORTUNITY FUND

VOYA GLOBAL EQUITY DIVIDEND AND PREMIUM OPPORTUNITY FUND

VOYA INFRASTRUCTURE, INDUSTRIALS, AND MATERIALS FUND

VOYA INTERMEDIATE BOND PORTFOLIO

VOYA INVESTORS TRUST

VOYA GOVERNMENT MONEY MARKET PORTFOLIO

VOYA MUTUAL FUNDS

VOYA PARTNERS, INC.

VOYA SEPARATE PORTFOLIOS TRUST

VOYA STRATEGIC ALLOCATIONS PORTFOLIOS, INC.
VOYA VARIABLE FUNDS

VOYA VARIABLE INSURANCE TRUST

VOYA VARIABLE PORTFOLIOS INC,

VOYA VARIABLE PRODUCTS TRUST

(e)(2)	Percentage of services referred to in 4(b) – (4)(d) that were approved by the audit committee

100% of the services were approved by the audit committee.

(f)	Percentage of hours expended attributable to work performed by other than full time employees of EY if greater than 50%

Not applicable.

(g)	Non-Audit Fees: The following table presents (i) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed and paid to the Registrant by the independent registered public accounting firm for the Registrant’s fiscal years ended May 31, 2024 and May 31, 2023; and (ii) the aggregate non-audit fees billed to the investment adviser, or any of its affiliates that provide ongoing services to the registrant, by the independent registered public accounting firm for the same time periods.

Registrant/Investment Adviser	2024	2023
Voya Equity Trust	$96,031	$101,325
Voya Investments, LLC (1)	$19,440,327	$14,318,082

(1) The Registrant’s investment adviser and any of its affiliates, which are subsidiaries of Voya Financial, Inc.

(h)	Principal Accountants Independence: The Registrant’s Audit committee has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X is compatible with maintaining EY’s independence.

(i)	Not applicable.

(j)	Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

(a)	Schedule is included as part of the report to shareholders filed under Item 7 of this Form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

The annual financial statements, the Financial Highlights, and the Items 8-11 are attached herewith.

Annual Financial Statements and Other Information

May 31, 2024

Classes A, C, I, R, R6 and W

■	Voya Large-Cap Growth Fund	■	Voya Multi-Manager Mid Cap Value Fund
■	Voya Large Cap Value Fund	■	Voya Small Cap Growth Fund
■	Voya MidCap Opportunities Fund	■	Voya U.S. High Dividend Low Volatility Fund

This report is submitted for general information to shareholders of the Voya mutual funds. It is not authorized for distribution to prospective shareholders unless accompanied or preceded by a prospectus which includes details regarding the funds’ investment objectives, risks, charges, expenses and other information. This information should be read carefully.

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PROXY VOTING INFORMATION

A description of the policies and procedures that the Funds use to determine how to vote proxies related to portfolio securities is available: (1) without charge, upon request, by calling Shareholder Services toll-free at (800) 992-0180; (2) on the Funds’ website at www.voyainvestments.com; and (3) on the U.S. Securities and Exchange Commission’s (“SEC’s”) website at www.sec.gov. Information regarding how the Funds voted proxies related to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Funds’ website at www.voyainvestments.com and on the SEC’s website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form NPORT-P. The Funds’ Forms NPORT-P are available on the SEC’s website at www.sec.gov. Each Fund’s complete schedule of portfolio holdings is available at: www.voyainvestments.com and without charge upon request from the Fund by calling Shareholder Services toll-free at (800) 992-0180.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of Voya Large-Cap Growth Fund, Voya Large Cap Value Fund, Voya MidCap Opportunities Fund, Voya Multi-Manager Mid Cap Value Fund, Voya Small Cap Growth Fund and Voya U.S. High Dividend Low Volatility Fund and the Board of Trustees of Voya Equity Trust

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of Voya Large-Cap Growth Fund, Voya Large Cap Value Fund, Voya MidCap Opportunities Fund, Voya Multi-Manager Mid Cap Value Fund, Voya Small Cap Growth Fund and Voya U.S. High Dividend Low Volatility Fund (collectively referred to as the “Funds”) (six of the funds constituting Voya Equity Trust (the “Trust”)), including the portfolios of investments, as of May 31, 2024, and the related statements of operations and changes in net assets and the financial highlights for each of the periods indicated in the table below and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Funds (six of the funds constituting Voya Equity Trust) at May 31, 2024, and the results of their operations, changes in net assets and financial highlights for each of the periods indicated in the table below, in conformity with U.S. generally accepted accounting principles.

Individual fund constituting Voya Equity Trust	Statement of Operations	Statements of changes in net assets	Financial highlights
Voya Large-Cap Growth Fund Voya Large Cap Value Fund Voya MidCap Opportunities Fund Voya Multi-Manager Mid Cap Value Fund Voya U.S. High Dividend Low Volatility Fund	For the year ended May 31, 2024	For each of the two years in the period ended May 31, 2024	For each of the five years in the period ended May 31, 2024
Voya Small Cap Growth Fund	For the year ended May 31, 2024	For each of the two years in the period ended May 31, 2024	For each of the two years in the period ended May 31, 2024 and the period from October 1, 2021 through May 31, 2022

For Voya Small Cap Growth Fund, the financial highlights for each of the three years in the period ended September 30, 2021, were audited by another independent registered public accounting firm whose report, dated November 29, 2021, expressed an unqualified opinion on that statement of operations and those statements of changes in net assets and financial highlights.

Basis for Opinion

These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM (continued)

basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of May 31, 2024, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more Voya investment companies since 2019.

Boston, Massachusetts
July 29, 2024

STATEMENTS OF ASSETS AND LIABILITIES as of May 31, 2024

			Voya MidCap
	Voya Large-Cap	Voya Large Cap	Opportunities
	Growth Fund	Value Fund	Fund
ASSETS:
Investments in securities at fair value+*	$704,132,942	$759,556,358	$685,390,193
Short-term investments at fair value†	9,492,000	11,776,836	14,168,000
Cash	38,373	86,927	115,144
Foreign currencies at value‡	–	4,190	–
Receivables:
Fund shares sold	120,390	227,211	173,625
Dividends	357,848	1,008,686	192,110
Interest	28	226	52
Foreign tax reclaims	10,370	–	29,470
Prepaid expenses	74,374	75,000	36,627
Reimbursement due from Investment Adviser	–	34,052	165
Other assets	26,256	50,076	46,986
Total assets	714,252,581	772,819,562	700,152,372

LIABILITIES:
Payable for fund shares redeemed	222,811	351,584	223,037
Payable upon receipt of securities loaned	–	3,468,836	–
Payable for investment management fees	297,987	481,690	530,536
Payable for distribution and shareholder service fees	33,221	98,006	62,677
Payable to trustees under the deferred compensation plan (Note 6)	26,256	50,076	46,986
Payable for trustee fees	1,632	1,713	1,730
Other accrued expenses and liabilities	271,423	412,742	468,016
Total liabilities	853,330	4,864,647	1,332,982
NET ASSETS	$713,399,251	$767,954,915	$698,819,390

NET ASSETS WERE COMPRISED OF:
Paid-in capital	$372,420,983	$607,124,641	$564,011,801
Total distributable earnings	340,978,268	160,830,274	134,807,589
NET ASSETS	$713,399,251	$767,954,915	$698,819,390

+ Including securities loaned at value	$—	$3,391,050	$—
* Cost of investments in securities	$353,208,552	$639,675,620	$573,569,949
† Cost of short-term investments	$9,492,000	$11,776,836	$14,168,000
‡ Cost of foreign currencies	$—	$5,002	$—

See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES as of May 31, 2024 (continued)

	Voya Large-Cap Growth Fund	Voya Large Cap Value Fund	Voya MidCap Opportunities Fund

Class A
Net assets	$132,554,806	$446,407,103	$260,380,727
Shares authorized	unlimited	unlimited	unlimited
Par value	$0.010	$0.010	$0.010
Shares outstanding	2,981,834	37,346,497	13,947,565
Net asset value and redemption price per share†	$44.45	$11.95	$18.67
Maximum offering price per share (5.75%)(1)	$47.16	$12.68	$19.81

Class C
Net assets	$6,119,631	$4,919,154	$6,266,452
Shares authorized	unlimited	unlimited	unlimited
Par value	$0.010	$0.010	$0.010
Shares outstanding	204,891	412,119	780,166
Net asset value and redemption price per share†	$29.87	$11.94	$8.03

Class I
Net assets	$381,014,141	$296,362,289	$326,545,545
Shares authorized	unlimited	unlimited	unlimited
Par value	$0.010	$0.010	$0.010
Shares outstanding	7,040,044	21,500,150	13,014,759
Net asset value and redemption price per share	$54.12	$13.78	$25.09

Class R
Net assets	$849,236	$932,363	$2,683,393
Shares authorized	unlimited	unlimited	unlimited
Par value	$0.010	$0.010	$0.010
Shares outstanding	16,493	77,707	154,585
Net asset value and redemption price per share	$51.49	$12.00	$17.36

Class R6
Net assets	$159,437,099	$14,282,770	$94,762,705
Shares authorized	unlimited	unlimited	unlimited
Par value	$0.010	$0.010	$0.010
Shares outstanding	2,939,913	1,039,154	3,707,280
Net asset value and redemption price per share	$54.23	$13.74	$25.56

Class W
Net assets	$33,424,338	$5,051,236	$8,180,568
Shares authorized	unlimited	unlimited	unlimited
Par value	$0.010	$0.010	$0.010
Shares outstanding	647,135	367,161	336,758
Net asset value and redemption price per share	$51.65	$13.76	$24.29

(1)	Maximum offering price is computed at 100/94.25 of net asset value. On purchases of $100,000 or more, the offering price is reduced.
†	Redemption price per share may be reduced for any applicable contingent deferred sales charges.

See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES as of May 31, 2024

	Voya Multi-	Voya Small Cap	Voya U.S. High
	Manager Mid Cap	Growth	Dividend Low
	Value Fund	Fund	Volatility Fund
ASSETS:
Investments in securities at fair value+*	$166,983,826	$995,850,640	$27,114,947
Investments in affiliates at fair value**	47,388	–	–
Short-term investments at fair value†	3,317,900	36,014,000	91,000
Cash	51,356	1,357,136	7,729
Receivables:
Investment securities sold	463,468	14,443,476	–
Fund shares sold	54,194	1,907,162	1,285
Dividends	217,419	420,181	44,741
Interest	85	351	–
Foreign tax reclaims	457	10,273	1,802
Prepaid expenses	10,358	74,359	24,423
Reimbursement due from Investment Adviser	–	–	13
Other assets	7,436	28,368	3,319
Total assets	171,153,887	1,050,105,946	27,289,259

LIABILITIES:
Payable for investment securities purchased	47,653	8,771,651	–
Payable for fund shares redeemed	19,586	159,921	1,054
Payable upon receipt of securities loaned	975	–	–
Payable for investment management fees	111,470	786,326	16,850
Payable for distribution and shareholder service fees	–	16,681	1,392
Payable to trustees under the deferred compensation plan (Note 6)	7,436	28,368	3,319
Payable for trustee fees	358	1,908	196
Other accrued expenses and liabilities	54,944	269,992	84,540
Total liabilities	242,422	10,034,847	107,351
NET ASSETS	$170,911,465	$1,040,071,099	$27,181,908

NET ASSETS WERE COMPRISED OF:
Paid-in capital	$149,763,928	$819,820,228	$17,218,586
Total distributable earnings	21,147,537	220,250,871	9,963,322
NET ASSETS	$170,911,465	$1,040,071,099	$27,181,908

+ Including securities loaned at value	$955	$—	$—
* Cost of investments in securities	$152,889,846	$799,375,856	$24,835,773
** Cost of investments in affiliates	$46,152	$—	$—
† Cost of short-term investments	$3,317,900	$36,014,000	$91,000

See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES as of May 31, 2024 (continued)

	Voya Multi- Manager Mid Cap Value Fund	Voya Small Cap Growth Fund	Voya U.S. High Dividend Low Volatility Fund

Class A
Net assets	n/a	$64,303,490	$6,651,083
Shares authorized	n/a	unlimited	unlimited
Par value	n/a	$0.010	$0.010
Shares outstanding	n/a	1,470,250	612,587
Net asset value and redemption price per share†	n/a	$43.74	$10.86
Maximum offering price per share (5.75%)(1)	n/a	$46.41	$11.52

Class C
Net assets	n/a	$3,557,547	n/a
Shares authorized	n/a	unlimited	n/a
Par value	n/a	$0.010	n/a
Shares outstanding	n/a	82,347	n/a
Net asset value and redemption price per share†	n/a	$43.20	n/a

Class I
Net assets	$170,911,465	$888,570,082	$6,024,831
Shares authorized	unlimited	unlimited	unlimited
Par value	$0.010	$0.010	$0.010
Shares outstanding	16,894,690	20,212,259	550,986
Net asset value and redemption price per share	$10.12	$43.96	$10.93

Class R
Net assets	n/a	$643,165	n/a
Shares authorized	n/a	unlimited	n/a
Par value	n/a	$0.010	n/a
Shares outstanding	n/a	14,765	n/a
Net asset value and redemption price per share	n/a	$43.56	n/a

Class R6
Net assets	n/a	$79,119,449	$14,505,994
Shares authorized	n/a	unlimited	unlimited
Par value	n/a	$0.010	$0.010
Shares outstanding	n/a	1,797,526	1,326,793
Net asset value and redemption price per share	n/a	$44.02	$10.93

Class W
Net assets	n/a	$3,877,366	n/a
Shares authorized	n/a	unlimited	n/a
Par value	n/a	$0.010	n/a
Shares outstanding	n/a	88,289	n/a
Net asset value and redemption price per share	n/a	$43.92	n/a

(1)	Maximum offering price is computed at 100/94.25 of net asset value. On purchases of $100,000 or more, the offering price is reduced.
†	Redemption price per share may be reduced for any applicable contingent deferred sales charges.

See Accompanying Notes to Financial Statements

STATEMENTS OF OPERATIONS for the year ended May 31, 2024

			Voya MidCap
	Voya Large-Cap	Voya Large Cap	Opportunities
	Growth Fund	Value Fund	Fund
INVESTMENT INCOME:
Dividends, net of foreign taxes withheld*	$4,051,868	$16,384,968	$4,867,491
Interest	3,936	9,867	4,134
Securities lending income, net	4	9,231	15,184
Other	354,649	4,756	4,765
Total investment income	4,410,457	16,408,822	4,891,574
EXPENSES:
Investment management fees	3,328,048	5,136,029	5,781,469
Distribution and shareholder service fees:
Class A	292,670	1,048,306	627,765
Class C	65,984	48,320	71,033
Class R	4,919	4,074	12,155
Transfer agent fees:
Class A	45,135	460,374	304,310
Class C	2,505	5,350	8,720
Class I	72,180	92,100	186,236
Class R	371	881	2,940
Class R6	4,126	356	2,423
Class W	11,922	5,445	11,809
Shareholder reporting expense	14,150	35,136	30,042
Registration fees	101,381	112,861	93,335
Professional fees	60,520	62,770	72,600
Custody and accounting expense	29,670	59,225	48,664
Trustee fees	16,322	17,125	17,294
Miscellaneous expense	33,916	47,031	40,809
Interest expense	21,710	8,068	—
Total expenses	4,105,529	7,143,451	7,311,604
Waived and reimbursed fees	—	(432,293)	(329,789)
Net expenses	4,105,529	6,711,158	6,981,815
Net investment income (loss)	304,928	9,697,664	(2,090,241)
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	73,822,459	88,098,116	57,684,879
Foreign currency related transactions	—	1,400	—
Net realized gain	73,822,459	88,099,516	57,684,879
Net change in unrealized appreciation (depreciation) on:
Investments	124,673,797	60,713,057	70,944,547
Foreign currency related transactions	—	(284)	—
Net change in unrealized appreciation (depreciation)	124,673,797	60,712,773	70,944,547
Net realized and unrealized gain	198,496,256	148,812,289	128,629,426
Increase in net assets resulting from operations	$198,801,184	$158,509,953	$126,539,185
* Foreign taxes withheld	$2,517	$27,419	$—

See Accompanying Notes to Financial Statements

STATEMENTS OF OPERATIONS for the year ended May 31, 2024

	Voya Multi-	Voya Small Cap	Voya U.S. High
	Manager Mid Cap	Growth	Dividend Low
	Value Fund	Fund	Volatility Fund
INVESTMENT INCOME:
Dividends, net of foreign taxes withheld*	$2,676,619	$4,672,239	$2,281,230
Dividends from affiliates	468	—	—
Interest	3,942	6,005	—
Securities lending income, net	—	—	221
Other	1,001	4,772	643
Total investment income	2,682,030	4,683,016	2,282,094
EXPENSES:
Investment management fees	992,017	6,101,383	227,701
Distribution and shareholder service fees:
Class A	—	145,219	16,197
Class C	—	33,209	—
Class R	—	1,892	—
Transfer agent fees:
Class A	—	94,680	1,999
Class C	—	5,413	—
Class I	12,165	543,768	585
Class R	—	617	—
Class R6	—	103	828
Class W	—	5,639	—
Shareholder reporting expense	2,243	19,800	1,098
Registration fees	45,451	139,517	56,194
Professional fees	36,970	60,440	9,701
Custody and accounting expense	18,237	6,525	7,690
Trustee fees	3,577	19,078	1,963
Licensing fee (Note 7)	6,693	—	—
Miscellaneous expense	23,049	27,518	9,457
Interest expense	—	—	1,383
Total expenses	1,140,402	7,204,801	334,796
Waived and reimbursed fees	(13,448)	(48,509)	(58,600)
Net expenses	1,126,954	7,156,292	276,196
Net investment income (loss)	1,555,076	(2,473,276)	2,005,898
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	9,164,424	57,904,432	8,254,137
Sale of investments in affiliates	1,691	—	—
Net realized gain	9,166,115	57,904,432	8,254,137
Net change in unrealized appreciation (depreciation) on:
Investments	17,000,646	135,233,877	4,918,904
Affiliates	1,268	—	—
Foreign currency related transactions	—	(203)	—
Net change in unrealized appreciation (depreciation)	17,001,914	135,233,674	4,918,904
Net realized and unrealized gain	26,168,029	193,138,106	13,173,041
Increase in net assets resulting from operations	$27,723,105	$190,664,830	$15,178,939
* Foreign taxes withheld	$2,379	$—	$331

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	Voya Large-Cap Growth Fund		Voya Large Cap Value Fund
	Year Ended	Year Ended	Year Ended	Year Ended
	May 31,	May 31,	May 31,	May 31,
	2024	2023	2024	2023
FROM OPERATIONS:
Net investment income	$304,928	$1,110,567	$9,697,664	$9,795,999
Net realized gain (loss)	73,822,459	(31,064,308)	88,099,516	15,496,603
Net change in unrealized appreciation (depreciation)	124,673,797	77,321,548	60,712,773	(51,629,643)
Increase (decrease) in net assets resulting from operations	198,801,184	47,367,807	158,509,953	(26,337,041)
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):
Class A	—	(19,528,094)	(42,596,425)	(31,550,433)
Class C	—	(1,952,873)	(461,205)	(398,576)
Class I	(548,226)	(83,810,701)	(21,216,690)	(16,401,367)
Class P3(1)	—	—	—	(8)
Class R	—	(118,176)	(77,229)	(62,636)
Class R6	(224,010)	(14,912,763)	(1,724,515)	(1,297,318)
Class W	—	(7,604,953)	(442,505)	(346,412)
Total distributions	(772,236)	(127,927,560)	(66,518,569)	(50,056,750)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	189,311,229	167,421,353	144,649,644	85,552,666
Reinvestment of distributions	769,197	125,374,112	63,857,632	47,937,372
	190,080,426	292,795,465	208,507,276	133,490,038
Cost of shares redeemed	(376,941,309)	(356,107,942)	(185,148,369)	(120,992,153)
Net increase (decrease) in net assets resulting from capital share transactions	(186,860,883)	(63,312,477)	23,358,907	12,497,885
Net increase (decrease) in net assets	11,168,065	(143,872,230)	115,350,291	(63,895,906)

NET ASSETS:
Beginning of year or period	702,231,186	846,103,416	652,604,624	716,500,530
End of year or period	$713,399,251	$702,231,186	$767,954,915	$652,604,624

(1)   Class P3 was fully redeemed on close of business September 8, 2022.

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	Voya MidCap		Voya Multi-
	Opportunities Fund		Manager Mid Cap Value Fund
	Year Ended	Year Ended	Year Ended	Year Ended
	May 31,	May 31,	May 31,	May 31,
	2024	2023	2024	2023
FROM OPERATIONS:
Net investment income (loss)	$(2,090,241)	$(2,467,080)	$1,555,076	$2,870,758
Net realized gain (loss)	57,684,879	(18,905,714)	9,166,115	(1,817,308)
Net change in unrealized appreciation (depreciation)	70,944,547	68,462,841	17,001,914	(14,820,051)
Increase (decrease) in net assets resulting from operations	126,539,185	47,090,047	27,723,105	(13,766,601)

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):
Class A	(2,420,742)	—	—	—
Class C	(164,101)	—	—	—
Class I	(2,363,805)	—	(1,381,358)	(8,442,273)
Class P(1)	—	—	—	(5,261,577)
Class R	(25,490)	—	—	—
Class R6	(761,336)	—	—	—
Class W	(62,504)	—	—	—
Total distributions	(5,797,978)	—	(1,381,358)	(13,703,850)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	128,371,402	92,890,893	41,488,351	57,493,102
Reinvestment of distributions	5,059,369	—	1,381,358	13,703,850
	133,430,771	92,890,893	42,869,709	71,196,952
Cost of shares redeemed	(210,200,601)	(242,762,069)	(27,343,452)	(100,326,684)
Net increase (decrease) in net assets resulting from capital share transactions	(76,769,830)	(149,871,176)	15,526,257	(29,129,732)
Net increase (decrease) in net assets	43,971,377	(102,781,129)	41,868,004	(56,600,183)

NET ASSETS:
Beginning of year or period	654,848,013	757,629,142	129,043,461	185,643,644
End of year or period	$698,819,390	$654,848,013	$170,911,465	$129,043,461

(1)	Class P of Voya Multi-Manager Mid Cap Value Fund was fully redeemed on close of business March 24, 2023.

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	Voya Small Cap Growth Fund		Voya U.S. High Dividend Low Volatility Fund
	Year Ended May 31, 2024	Year Ended May 31, 2023	Year Ended May 31, 2024	Year Ended May 31, 2023
FROM OPERATIONS:
Net investment income (loss)	$(2,473,276)	$(2,057,843)	$2,005,898	$2,741,432
Net realized gain (loss)	57,904,432	(18,893,716)	8,254,137	2,066,724
Net change in unrealized appreciation (depreciation)	135,233,674	31,942,694	4,918,904	(10,586,306)
Increase (decrease) in net assets resulting from operations	190,664,830	10,991,135	15,178,939	(5,778,150)

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):
Class A	—	—	(236,903)	(972,556)
Class I	—	—	(1,254,498)	(4,987,935)
Class P3(1)	—	—	—	(15)
Class R6	—	—	(1,770,554)	(6,759,951)
Total distributions	—	—	(3,261,955)	(12,720,457)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	391,172,494	172,673,961	10,828,940	27,369,250
Proceeds from shares issued in merger (Note 15)	—	91,620,459	—	—
Reinvestment of distributions	—	—	3,253,528	12,718,915
	391,172,494	264,294,420	14,082,468	40,088,165
Cost of shares redeemed	(149,146,135)	(94,065,431)	(89,681,021)	(36,871,061)
Net increase (decrease) in net assets resulting from capital share transactions	242,026,359	170,228,989	(75,598,553)	3,217,104
Net increase (decrease) in net assets	432,691,189	181,220,124	(63,681,569)	(15,281,503)

NET ASSETS:
Beginning of year or period	607,379,910	426,159,786	90,863,477	106,144,980
End of year or period	$1,040,071,099	$607,379,910	$27,181,908	$90,863,477

(1)	Class P3 was fully redeemed on close of business September 8, 2022.

See Accompanying Notes to Financial Statements

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations				Less Distributions								Ratios to average net assets				Supplemental Data

Year or period ended	($)	($)		($)	($)	($)		($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)

Voya Large-Cap Growth Fund
Class A
05-31-24	32.76	(0.06	)•	11.75	11.69	—		—	—	—	—	44.45	35.68	0.84	0.84	0.84	(0.16)	132,555	51
05-31-23	37.85	(0.04	)•	1.86	1.82	0.00	*	6.91	—	6.91	—	32.76	7.50	0.90	0.90	0.90	(0.12)	105,826	55
05-31-22	51.32	(0.20	)•	(4.26)	(4.46)	—		9.01	—	9.01	—	37.85	(12.50)	0.97	0.97	0.97	(0.40)	115,265	76
05-31-21	44.45	(0.13	)•	13.62	13.49	—		6.62	—	6.62	—	51.32	31.23	0.96	0.96	0.96	(0.26)	139,465	93
05-31-20	38.36	0.03		8.04	8.07	0.15		1.83	—	1.98	—	44.45	21.30	0.96	1.04	1.04	0.06	104,447	83
Class C
05-31-24	22.17	(0.23	)•	7.93	7.70	—		—	—	—	—	29.87	34.73	1.59	1.59	1.59	(0.92)	6,120	51
05-31-23	28.22	(0.21	)•	1.07	0.86	0.00	*	6.91	—	6.91	—	22.17	6.56	1.65	1.65	1.65	(0.88)	7,353	55
05-31-22	40.58	(0.46	)•	(2.89)	(3.35)	—		9.01	—	9.01	—	28.22	(13.13)	1.72	1.72	1.72	(1.16)	10,879	76
05-31-21	36.52	(0.41	)•	11.09	10.68	—		6.62	—	6.62	—	40.58	30.25	1.71	1.71	1.71	(1.01)	21,109	93
05-31-20	31.92	(0.23)		6.66	6.43	—		1.83	—	1.83	—	36.52	20.41	1.71	1.79	1.79	(0.68)	20,630	83
Class I
05-31-24	39.83	0.05	•	14.31	14.36	0.07		—	—	0.07	—	54.12	36.09	0.57	0.57	0.57	0.10	381,014	51
05-31-23	44.26	0.08	•	2.40	2.48	0.00	*	6.91	—	6.91	—	39.83	7.93	0.58	0.58	0.58	0.21	440,942	55
05-31-22	58.45	(0.03	)•	(5.15)	(5.18)	0.00	*	9.01	—	9.01	—	44.26	(12.19)	0.61	0.61	0.61	(0.05)	577,160	76
05-31-21	49.83	0.04	•	15.32	15.36	0.12		6.62	—	6.74	—	58.45	31.64	0.61	0.63	0.63	0.07	851,822	93
05-31-20	42.73	0.21	•	9.00	9.21	0.28		1.83	—	2.11	—	49.83	21.80	0.59	0.66	0.66	0.44	671,609	83
Class R
05-31-24	38.03	(0.17	)•	13.63	13.46	—		—	—	—	—	51.49	35.39	1.09	1.09	1.09	(0.39)	849	51
05-31-23	42.84	(0.14	)•	2.24	2.10	0.00	*	6.91	—	6.91	—	38.03	7.25	1.15	1.15	1.15	(0.36)	721	55
05-31-22	57.15	(0.36)		(4.94)	(5.30)	—		9.01	—	9.01	—	42.84	(12.71)	1.22	1.22	1.22	(0.65)	858	76
05-31-21	49.02	(0.28	)•	15.03	14.75	—		6.62	—	6.62	—	57.15	30.87	1.21	1.21	1.21	(0.51)	1,018	93
05-31-20	42.09	(0.09	)•	8.85	8.76	—		1.83	—	1.83	—	49.02	21.02	1.21	1.29	1.29	(0.19)	861	83
Class R6
05-31-24	39.91	0.06	•	14.33	14.39	0.07		—	—	0.07	—	54.23	36.10	0.55	0.55	0.55	0.12	159,437	51
05-31-23	44.34	0.09	•	2.39	2.48	0.00	*	6.91	—	6.91	—	39.91	7.91	0.57	0.57	0.57	0.23	121,250	55
05-31-22	58.51	(0.01	)•	(5.15)	(5.16)	0.00	*	9.01	—	9.01	—	44.34	(12.13)	0.56	0.56	0.56	(0.02)	89,841	76
05-31-21	49.87	0.08	•	15.33	15.41	0.15		6.62	—	6.77	—	58.51	31.74	0.55	0.55	0.55	0.14	306,068	93
05-31-20	42.76	0.24	•	9.01	9.25	0.31		1.83	—	2.14	—	49.87	21.88	0.55	0.58	0.58	0.52	272,040	83
Class W
05-31-24	37.96	0.03	•	13.66	13.69	—		—	—	—	—	51.65	36.07	0.59	0.59	0.59	0.08	33,424	51
05-31-23	42.57	0.05	•	2.25	2.30	0.00	*	6.91	—	6.91	—	37.96	7.82	0.65	0.65	0.65	0.13	26,140	55
05-31-22	56.58	(0.08	)•	(4.92)	(5.00)	—		9.01	—	9.01	—	42.57	(12.28)	0.72	0.72	0.72	(0.15)	52,098	76
05-31-21	48.42	0.01	•	14.86	14.87	0.09		6.62	—	6.71	—	56.58	31.55	0.71	0.71	0.71	0.01	78,049	93
05-31-20	41.60	0.16	•	8.74	8.90	0.25		1.83	—	2.08	—	48.42	21.64	0.71	0.79	0.79	0.35	73,288	83
Voya Large Cap Value Fund
Class A
05-31-24	10.57	0.15	•	2.42	2.57	0.15		1.04	—	1.19	—	11.95	25.80	1.16	1.10	1.10	1.29	446,407	94
05-31-23	11.89	0.15	•	(0.60)	(0.45)	0.16		0.72	—	0.88	—	10.57	(3.79)	1.12	1.07	1.07	1.34	392,251	80
05-31-22	13.25	0.12	•	0.45	0.57	0.10		1.83	—	1.93	—	11.89	4.48	1.15	1.10	1.10	0.95	439,016	57
05-31-21	9.74	0.12	•	4.39	4.51	0.16		0.84	—	1.00	—	13.25	48.66	1.16	1.10	1.10	1.09	452,381	94

See Accompanying Notes to Financial Statements

FINANCIAL HIGHLIGHTS (continued)

		Income (loss) from investment operations				Less Distributions							Ratios to average net assets				Supplemental Data

Year or period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)

Voya Large Cap Value Fund (continued)
Class A (continued)
05-31-20	11.04	0.17		(0.34)	(0.17)	0.21	0.92	—	1.13	—	9.74	(2.79)	1.19	1.10	1.10	1.55	331,769	154
Class C
05-31-24	10.55	0.06	•	2.44	2.50	0.07	1.04	—	1.11	—	11.94	25.02	1.91	1.85	1.85	0.55	4,919	94
05-31-23	11.88	0.06	•	(0.60)	(0.54)	0.07	0.72	—	0.79	—	10.55	(4.63)	1.87	1.82	1.82	0.58	4,905	80
05-31-22	13.25	0.02	•	0.46	0.48	0.02	1.83	—	1.85	—	11.88	3.72	1.90	1.85	1.85	0.16	6,143	57
05-31-21	9.74	0.04	•	4.38	4.42	0.07	0.84	—	0.91	—	13.25	47.49	1.91	1.85	1.85	0.37	10,327	94
05-31-20	11.02	0.08	•	(0.32)	(0.24)	0.12	0.92	—	1.04	—	9.74	(3.44)	1.94	1.85	1.85	0.73	13,664	154
Class I
05-31-24	12.02	0.21	•	2.78	2.99	0.19	1.04	—	1.23	—	13.78	26.22	0.84	0.76	0.76	1.63	296,362	94
05-31-23	13.39	0.21	•	(0.67)	(0.46)	0.19	0.72	—	0.91	—	12.02	(3.47)	0.82	0.76	0.76	1.64	232,382	80
05-31-22	14.68	0.18	•	0.50	0.68	0.14	1.83	—	1.97	—	13.39	4.82	0.81	0.76	0.76	1.27	245,169	57
05-31-21	10.70	0.18	•	4.83	5.01	0.19	0.84	—	1.03	—	14.68	49.13	0.82	0.76	0.76	1.43	271,656	94
05-31-20	12.03	0.22		(0.39)	(0.17)	0.24	0.92	—	1.16	—	10.70	(2.48)	0.84	0.76	0.76	1.90	230,991	154
Class R
05-31-24	10.60	0.12	•	2.45	2.57	0.13	1.04	—	1.17	—	12.00	25.66	1.41	1.30	1.30	1.09	932	94
05-31-23	11.93	0.13	•	(0.61)	(0.48)	0.13	0.72	—	0.85	—	10.60	(4.07)	1.37	1.27	1.27	1.14	779	80
05-31-22	13.29	0.09	•	0.45	0.54	0.07	1.83	—	1.90	—	11.93	4.23	1.40	1.30	1.30	0.72	886	57
05-31-21	9.76	0.10	•	4.40	4.50	0.13	0.84	—	0.97	—	13.29	48.48	1.41	1.30	1.30	0.88	1,032	94
05-31-20	11.06	0.14	•	(0.35)	(0.21)	0.17	0.92	—	1.09	—	9.76	(3.11)	1.44	1.33	1.33	1.27	736	154
Class R6
05-31-24	11.99	0.21	•	2.77	2.98	0.19	1.04	—	1.23	—	13.74	26.23	0.80	0.74	0.74	1.66	14,283	94
05-31-23	13.36	0.21	•	(0.67)	(0.46)	0.19	0.72	—	0.91	—	11.99	(3.45)	0.79	0.74	0.74	1.67	17,456	80
05-31-22	14.65	0.18	•	0.50	0.68	0.14	1.83	—	1.97	—	13.36	4.84	0.79	0.74	0.74	1.30	20,126	57
05-31-21	10.68	0.18	•	4.82	5.00	0.19	0.84	—	1.03	—	14.65	49.15	0.80	0.74	0.74	1.45	18,739	94
05-31-20	12.01	0.22	•	(0.38)	(0.16)	0.25	0.92	—	1.17	—	10.68	(2.47)	0.80	0.74	0.74	1.82	14,936	154
Class W
05-31-24	12.00	0.20	•	2.78	2.98	0.18	1.04	—	1.22	—	13.76	26.17	0.91	0.85	0.85	1.55	5,051	94
05-31-23	13.37	0.20	•	(0.67)	(0.47)	0.18	0.72	—	0.90	—	12.00	(3.52)	0.87	0.82	0.82	1.59	4,831	80
05-31-22	14.66	0.17	•	0.50	0.67	0.13	1.83	—	1.96	—	13.37	4.73	0.90	0.85	0.85	1.20	5,157	57
05-31-21	10.69	0.17	•	4.82	4.99	0.18	0.84	—	1.02	—	14.66	48.94	0.91	0.85	0.85	1.35	5,267	94
05-31-20	12.01	0.22	•	(0.39)	(0.17)	0.23	0.92	—	1.15	—	10.69	(2.50)	0.94	0.85	0.85	1.79	4,762	154
Voya MidCap Opportunities Fund
Class A
05-31-24	15.70	(0.09	)•	3.23	3.14	—	0.17	—	0.17	—	18.67	20.10	1.25	1.20	1.20	(0.50)	260,381	70
05-31-23	14.66	(0.09	)•	1.13	1.04	—	—	—	—	—	15.70	7.09	1.32	1.25	1.25	(0.57)	233,488	60
05-31-22	23.82	(0.17	)•	(3.32)	(3.49)	—	5.67	—	5.67	—	14.66	(20.04)	1.23	1.21	1.21	(0.81)	246,265	62
05-31-21	20.41	(0.20	)•	8.70	8.50	—	5.09	—	5.09	—	23.82	43.16	1.27	1.25	1.25	(0.87)	346,695	82
05-31-20	19.28	(0.07)		2.67	2.60	—	1.47	—	1.47	—	20.41	13.68	1.28	1.27	1.27	(0.34)	275,279	92
Class C
05-31-24	6.89	(0.09	)•	1.40	1.31	—	0.17	—	0.17	—	8.03	19.23	2.00	1.95	1.95	(1.24)	6,266	70
05-31-23	6.49	(0.09	)•	0.49	0.40	—	—	—	—	—	6.89	6.16	2.07	2.00	2.00	(1.32)	7,417	60
05-31-22	13.68	(0.18	)•	(1.34)	(1.52)	—	5.67	—	5.67	—	6.49	(20.58)	1.98	1.96	1.96	(1.58)	9,451	62

See Accompanying Notes to Financial Statements

FINANCIAL HIGHLIGHTS (continued)

		Income (loss) from investment operations				Less Distributions							Ratios to average net assets				Supplemental Data

Year or period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)

Voya MidCap Opportunities Fund (continued)
Class C (continued)
05-31-21	13.41	(0.23	)•	5.59	5.36	—	5.09	—	5.09	—	13.68	42.15	2.02	2.00	2.00	(1.62)	23,803	82
05-31-20	13.22	(0.14	)•	1.80	1.66	—	1.47	—	1.47	—	13.41	12.81	2.03	2.02	2.02	(1.04)	27,377	92
Class I
05-31-24	20.98	(0.04	)•	4.32	4.28	—	0.17	—	0.17	—	25.09	20.48	0.94	0.89	0.89	(0.18)	326,546	70
05-31-23	19.54	(0.05	)•	1.49	1.44	—	—	—	—	—	20.98	7.37	1.02	0.93	0.93	(0.25)	301,910	60
05-31-22	29.83	(0.14	)•	(4.48)	(4.62)	—	5.67	—	5.67	—	19.54	(19.77)	0.93	0.91	0.91	(0.51)	346,729	62
05-31-21	24.53	(0.16	)•	10.55	10.39	—	5.09	—	5.09	—	29.83	43.65	0.94	0.92	0.92	(0.55)	504,762	82
05-31-20	22.84	(0.01)		3.17	3.16	—	1.47	—	1.47	—	24.53	14.01	0.98	0.97	0.97	(0.01)	431,603	92
Class R
05-31-24	14.64	(0.12	)•	3.01	2.89	—	0.17	—	0.17	—	17.36	19.84	1.50	1.45	1.45	(0.74)	2,683	70
05-31-23	13.71	(0.12	)•	1.05	0.93	—	—	—	—	—	14.64	6.78	1.57	1.50	1.50	(0.82)	2,245	60
05-31-22	22.68	(0.21	)•	(3.09)	(3.30)	—	5.67	—	5.67	—	13.71	(20.23)	1.48	1.46	1.46	(1.05)	2,241	62
05-31-21	19.65	(0.25	)•	8.37	8.12	—	5.09	—	5.09	—	22.68	42.86	1.52	1.50	1.50	(1.12)	3,388	82
05-31-20	18.66	(0.11	)•	2.57	2.46	—	1.47	—	1.47	—	19.65	13.38	1.53	1.52	1.52	(0.58)	2,743	92
Class R6
05-31-24	21.35	(0.03	)•	4.41	4.38	—	0.17	—	0.17	—	25.56	20.59	0.88	0.83	0.83	(0.13)	94,763	70
05-31-23	19.87	(0.03	)•	1.51	1.48	—	—	—	—	—	21.35	7.45	0.90	0.83	0.83	(0.15)	98,415	60
05-31-22	30.22	(0.12	)•	(4.56)	(4.68)	—	5.67	—	5.67	—	19.87	(19.71)	0.85	0.83	0.83	(0.43)	95,140	62
05-31-21	24.78	(0.14	)•	10.67	10.53	—	5.09	—	5.09	—	30.22	43.78	0.86	0.84	0.84	(0.47)	162,052	82
05-31-20	23.04	0.02		3.19	3.21	—	1.47	—	1.47	—	24.78	14.11	0.87	0.86	0.86	0.08	133,027	92
Class W
05-31-24	20.32	(0.06	)•	4.20	4.14	—	0.17	—	0.17	—	24.29	20.45	1.00	0.95	0.95	(0.26)	8,181	70
05-31-23	18.95	(0.06	)•	1.43	1.37	—	—	—	—	—	20.32	7.23	1.07	1.00	1.00	(0.33)	11,373	60
05-31-22	29.11	(0.15	)•	(4.34)	(4.49)	—	5.67	—	5.67	—	18.95	(19.82)	0.98	0.96	0.96	(0.56)	57,800	62
05-31-21	24.05	(0.17	)•	10.32	10.15	—	5.09	—	5.09	—	29.11	43.51	1.02	1.00	1.00	(0.61)	88,959	82
05-31-20	22.43	(0.02)		3.11	3.09	—	1.47	—	1.47	—	24.05	13.95	1.03	1.02	1.02	(0.08)	82,191	92
Voya Multi-Manager Mid Cap Value Fund
Class I
05-31-24	8.34	0.10	•	1.77	1.87	0.09	—	—	0.09	—	10.12	22.58	0.80	0.79	0.79	1.09	170,911	57
05-31-23	9.84	0.14	•	(0.88)	(0.74)	0.21	0.55	—	0.76	—	8.34	(7.90)	0.82	0.78	0.78	1.50	129,043	133
05-31-22	11.72	0.11	•	(0.31)	(0.20)	0.15	1.53	—	1.68	—	9.84	(2.44)	0.79	0.78	0.78	0.95	116,274	30
05-31-21	7.83	0.09	•	4.22	4.31	0.10	0.32	—	0.42	—	11.72	56.34 (4)	0.79	0.78	0.78	0.93	175,387	47
05-31-20	9.26	0.12		(0.55)	(0.43)	0.12	0.88	—	1.00	—	7.83	(6.73)	0.88	0.83	0.83	1.26	106,294	63
Voya Small Cap Growth Fund(5)
Class A
05-31-24	34.19	(0.24	)•	9.79	9.55	—	—	—	—	—	43.74	27.93	1.25	1.24	1.24	(0.63)	64,303	103
10-07-22(6)-
05-31-23	32.13	(0.13	)•	2.19	2.06	—	—	—	—	—	34.19	6.41	1.23	1.19	1.19	(0.58)	52,722	100
Class C
05-31-24	34.03	(0.53	)•	9.70	9.17	—	—	—	—	—	43.20	26.95	2.00	1.99	1.99	(1.39)	3,558	103
10-07-22(6)-
05-31-23	32.13	(0.30	)•	2.20	1.90	—	—	—	—	—	34.03	5.91	1.98	1.94	1.94	(1.34)	3,124	100

See Accompanying Notes to Financial Statements

FINANCIAL HIGHLIGHTS (continued)

		Income (loss) from investment operations				Less Distributions							Ratios to average net assets				Supplemental Data

Year or period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)

Voya Small Cap Growth Fund(5) (continued)
Class I(7)
05-31-24	34.25	(0.12	)•	9.83	9.71	—	—	—	—	—	43.96	28.35	0.92	0.91	0.91	(0.30)	888,570	103
05-31-23	33.86	(0.13	)•	0.52	0.39	—	—	—	—	—	34.25	1.15	0.96	0.92	0.92	(0.37)	506,612	100
10-01-21-
05-31-22	49.63	(0.16	)•	(6.98)	(7.14)	—	8.63	—	8.63	—	33.86	(18.31)	0.93	0.93	0.93	(0.57)	426,157	61
09-30-21	37.26	(0.32	)•	15.61	15.29	—	2.92	—	2.92	—	49.63	42.36	0.93	0.93	0.93	(0.68)	502	84
09-30-20	34.36	(0.17	)•	3.58	3.41	—	0.51	—	0.51	—	37.26	9.99	0.94	0.94	0.94	(0.53)	369	111
09-30-19	40.76	(0.12	)•	(2.17)	(2.29)	—	4.11	—	4.11	—	34.36	(3.92)	0.93	0.93	0.93	(0.37)	433	121
Class R
05-31-24	34.14	(0.34	)•	9.76	9.42	—	—	—	—	—	43.56	27.59	1.50	1.49	1.49	(0.88)	643	103
10-07-22(6)-
05-31-23	32.13	(0.19	)•	2.20	2.01	—	—	—	—	—	34.14	6.26	1.48	1.44	1.44	(0.85)	319	100
Class R6
05-31-24	34.27	(0.08	)•	9.83	9.75	—	—	—	—	—	44.02	28.45	0.84	0.83	0.83	(0.21)	79,119	103
05-31-23	33.84	(0.08	)•	0.51	0.43	—	—	—	—	—	34.27	1.27	0.87	0.83	0.83	(0.23)	41,179	100
04-04-22(6)-
05-31-22	39.17	(0.05	)•	(5.28)	(5.33)	—	—	—	—	—	33.84	(13.61)	2.10	0.85	0.85	(0.97)	3	61
Class W
05-31-24	34.25	(0.15	)•	9.82	9.67	—	—	—	—	—	43.92	28.23	1.00	0.99	0.99	(0.39)	3,877	103
10-07-22(6)-
05-31-23	32.13	(0.07	)•	2.19	2.12	—	—	—	—	—	34.25	6.60	0.98	0.94	0.94	(0.33)	3,425	100
Voya U.S. High Dividend Low Volatility Fund
Class A
05-31-24	9.43	0.23	•	1.57	1.80	0.25	0.12	—	0.37	—	10.86	19.49	0.68	0.61	0.61	2.26	6,651	83
05-31-23	11.39	0.25	•	(0.86)	(0.61)	0.25	1.10	—	1.35	—	9.43	(6.01)	1.15	0.60	0.60	2.42	8,087	76
05-31-22	14.33	0.23	•	0.73	0.96	0.25	3.65	—	3.90	—	11.39	6.29	1.14	0.60	0.60	1.88	3,953	91
05-31-21	11.05	0.21	•	3.34	3.55	0.27	—	—	0.27	—	14.33	32.50	1.23	0.72	0.72	1.72	916	97
05-31-20	11.31	0.23		(0.07)	0.16	0.28	0.14	—	0.42	—	11.05	1.29	1.26	0.80	0.80	2.07	766	61
Class I
05-31-24	9.50	0.26	•	1.57	1.83	0.28	0.12	—	0.40	—	10.93	19.68	0.40	0.33	0.33	2.59	6,025	83
05-31-23	11.47	0.29	•	(0.89)	(0.60)	0.27	1.10	—	1.37	—	9.50	(5.82)	0.40	0.33	0.33	2.70	30,516	76
05-31-22	14.39	0.28	•	0.73	1.01	0.28	3.65	—	3.93	—	11.47	6.67	0.40	0.33	0.33	2.13	40,516	91
05-31-21	11.10	0.25	•	3.35	3.60	0.31	—	—	0.31	—	14.39	32.84	0.49	0.46	0.46	2.01	64,631	97
05-31-20	11.36	0.28	•	(0.09)	0.19	0.31	0.14	—	0.45	—	11.10	1.57	0.51	0.51	0.51	2.33	101,037	61
Class R6
05-31-24	9.50	0.26	•	1.58	1.84	0.29	0.12	—	0.41	—	10.93	19.73	0.40	0.33	0.33	2.58	14,506	83
05-31-23	11.47	0.29	•	(0.89)	(0.60)	0.27	1.10	—	1.37	—	9.50	(5.81)	0.40	0.32	0.32	2.70	52,261	76
05-31-22	14.39	0.28	•	0.73	1.01	0.28	3.65	—	3.93	—	11.47	6.68	0.39	0.32	0.32	2.15	61,673	91
05-31-21	11.10	0.25	•	3.35	3.60	0.31	—	—	0.31	—	14.39	32.85	0.49	0.45	0.45	2.02	54,091	97
09-30-19(6)-
05-31-20	12.29	0.18	•	(1.00)	(0.82)	0.23	0.14	—	0.37	—	11.10	(6.71)	0.51	0.51	0.51	2.25	92,638	61

See Accompanying Notes to Financial Statements

FINANCIAL HIGHLIGHTS (continued)

(1)	Total return is calculated assuming reinvestment of all dividends, capital gain distributions and return of capital distributions, if any, at net asset value and excluding the deduction of sales charges or contingent deferred sales charges, if applicable. Total return for periods less than one year is not annualized.

(2)	Annualized for periods less than one year.

(3)	Ratios reflect operating expenses of a Fund. Expenses before reductions/additions do not reflect amounts reimbursed or recouped by the Investment Adviser and/or Distributor or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by a Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the Investment Adviser and/or Distributor or recoupment of previously reimbursed fees by the Investment Adviser, but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions/additions represent the net expenses paid by a Fund. Net investment income (loss) is net of all such additions or reductions.

(4)	Excluding a payment by affiliate in the fiscal year ended May 31, 2021, the total return for Multi-Manager Mid Cap Value would have been 56.13% on Class I.

(5)	Prior to the close of business April 1, 2022, Voya Small Cap Growth Fund operated under a different name and investment adviser. Please see Note 1 for more information regarding the predecessor fund and the reorganization. Effective close of business April 1, 2022, the fiscal year end was changed from September 30 to May 31. For the fiscal years ended September 30, 2017, 2018, 2019, 2020 and 2021, the information presented was audited by a different independent registered public accounting firm and the net assets are expressed in millions. For the periods ended May 31, 2022 and after the net assets are expressed in thousands.

(6)	Commencement of operations.

(7)	Effective close of business April 1, 2022, the shares of the predecessor fund were redesignated as Class I shares of Voya Small Cap Growth Fund. Please see Note 1 for more information.

*	Amount is less than $0.005 or 0.005% or more than $(0.005) or (0.005)%.

•	Calculated using average number of shares outstanding throughout the year or period.

See Accompanying Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS as of May 31, 2024

NOTE 1 — ORGANIZATION

Voya Equity Trust (the “Trust”) is a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end investment management company. The Trust was organized on June 12, 1998 and consists of eleven separate active investment series. This report is for: Voya Large-Cap Growth Fund (“Large-Cap Growth”), Voya Large Cap Value Fund (“Large Cap Value”), Voya MidCap Opportunities Fund (“MidCap Opportunities”), Voya Multi-Manager Mid Cap Value Fund (“Multi-Manager Mid Cap Value”), Voya Small Cap Growth Fund (“Small Cap Growth”), and Voya U.S. High Dividend Low Volatility Fund (“U.S. High Dividend Low Volatility”) (each, a “Fund” and collectively, the “Funds”). Each Fund, except Large-Cap Growth, is a diversified series of the Trust. Large-Cap Growth is a non-diversified series of the Trust.

Each Fund offers at least one or more of the following classes of shares: Class A, Class C, Class I, Class R, Class R6, and Class W. The separate classes of shares differ principally in the applicable sales charges (if any), distribution fees (if any), shareholder servicing fees (if any) and transfer agency fees, as well as differences in the amount of waiver of fees and reimbursement of expenses, if any. Generally, shareholders of each class also bear certain expenses that pertain to that particular class. All shareholders are allocated the common expenses of a fund and earn income and realized gains/losses from a fund pro rata based on the daily ending net assets of each class, without distinction between share classes. Expenses that are specific to a fund or a class are charged directly to that fund or class. Other operating expenses shared by several funds are generally allocated among those funds based on average net assets. Distributions are determined separately for each class based on income and expenses allocated to each class. Realized gain distributions are allocated to each class pro rata based on the shares outstanding of each class on the date of distribution. Differences in per share dividend rates generally result from differences in separate class expenses, including distribution and shareholder servicing fees, if applicable, as well as differences in the amount of waiver of fees and reimbursement of expenses between the separate classes, if any.

Class C shares, along with their pro rata reinvested dividend shares, automatically convert to Class A shares eight years after purchase.

Small Cap Growth acquired all of the assets and liabilities of TCM Small Cap Growth Fund (the “Predecessor Fund’) pursuant to an agreement and plan of reorganization (the “Reorganization”) effective close of business on April 1, 2022. The Predecessor Fund was a diversified series of Professionally Managed Portfolios, a Massachusetts business trust. The previous fiscal year end of the Predecessor Fund was September 30, 2021. Effective with the reorganization, the fiscal year end of the Fund was changed from September 30 to May 31.

The prior year financial statements of Small Cap Growth reflect the historical results of the Predecessor Fund, which did not have a share class designation prior to the Reorganization. Upon completion of the Reorganization, Class I shares of the Fund assumed the performance, financial and other information of the Predecessor Fund’s shares. All information and references to the period prior to the close of business April 1, 2022 refer to the Predecessor Fund.

Voya Investments, LLC (“Voya Investments” or the “Investment Adviser”), an Arizona limited liability company, serves as the Investment Adviser to the Funds. Voya Investments has engaged Voya Investment Management Co. LLC (“Voya IM”), a Delaware limited liability company, to serve as sub-adviser to certain of the Funds. Voya Investments Distributor, LLC (“VID” or the “Distributor”), a Delaware limited liability company, serves as the principal underwriter to the Funds.

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Funds in the preparation of their financial statements. Each Fund is considered an investment company under U.S. generally accepted accounting principles (“GAAP”) and follows the accounting and reporting guidance applicable to investment companies.

A. Security Valuation. Each Fund is open for business every day the New York Stock Exchange (“NYSE”) opens for regular trading (each such day, a “Business Day”). The net asset value (“NAV”) per share for each class of each Fund is determined each Business Day as of the close of the regular trading session (“Market Close”), as determined by the Consolidated Tape Association (“CTA”), the central distributor of transaction prices for exchange-traded securities (normally 4:00 p.m. Eastern Time unless otherwise designated by the CTA). The NAV per share of each class of each Fund is calculated by taking the value of the Fund’s assets attributable to that class, subtracting the Fund’s liabilities attributable to that class, and dividing by the number of shares of that class that are outstanding. On days when a Fund is closed for business, Fund shares will not be priced and the Fund does not transact purchase and redemption orders. To the extent a Fund’s assets are traded in other markets on days when a Fund does not price its shares, the value of a Fund’s assets will likely change and you will not be able to purchase or redeem shares of a Fund.

NOTES TO FINANCIAL STATEMENTS as of May 31, 2024 (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

Portfolio securities for which market quotations are readily available are valued at market value. Investments in open-end registered investment companies that do not trade on an exchange are valued at the end of day NAV per share. The prospectuses of the open-end registered investment companies in which each Fund may invest explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing. Foreign securities’ prices are converted into U.S. dollar amounts using the applicable exchange rates as of Market Close.

When a market quotation for a portfolio security is not readily available or is deemed unreliable (for example when trading has been halted or there are unexpected market closures or other material events that would suggest that the market quotation is unreliable) and for purposes of determining the value of other Fund assets, the asset is priced at its fair value. The Board has designated the Investment Adviser, as the valuation designee, to make fair value determinations in good faith. In determining the fair value of each Fund’s assets, the Investment Adviser, pursuant to its fair valuation policy, may consider inputs from pricing service providers, broker-dealers, or each Fund’s sub-adviser(s). Issuer specific events, transaction price, position size, nature and duration of restrictions on disposition of the security, market trends, bid/ask quotes of brokers and other market data may be reviewed in the course of making a good faith determination of an asset’s fair value. Because trading hours for certain foreign securities end before Market Close, closing market quotations may become unreliable. The prices of foreign securities will generally be adjusted based on inputs from an independent pricing service that are intended to reflect valuation changes through the NYSE close. Because of the inherent uncertainties of fair valuation, the values used to determine each Fund’s NAV may materially differ from the value received upon actual sale of those investments. Thus, fair valuation may have an unintended dilutive or accretive effect on the value of shareholders’ investments in each Fund.

The Funds’ financial instruments are valued at the close of the NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 — quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date.

Level 2 — inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads).

Level 3 — unobservable inputs (including the fund’s own assumptions in determining fair value).

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

A table summarizing each Fund’s investments under these levels of classification is included within each Portfolio of Investments.

Each investment asset or liability of a Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as “Level 1,” inputs other than quoted prices for an asset or liability that are observable are classified as “Level 2” and significant unobservable inputs, including the sub-adviser’s or Pricing Committee’s judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as “Level 3.” The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Short-term securities of sufficient credit quality are generally considered to be Level 2 securities under applicable accounting rules. A table summarizing each Fund’s investments under these levels of classification is included within the Portfolios of Investments.

GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. A reconciliation of Level 3 investments within the Portfolio of Investments is presented

NOTES TO FINANCIAL STATEMENTS as of May 31, 2024 (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

only when a Fund has a significant amount of Level 3 investments.

B. Securities Transactions and Revenue Recognition. Securities transactions are accounted for on the trade date. Realized gains and losses are reported on the basis of identified cost of securities sold. Interest income is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date, or for certain foreign securities, when the information becomes available to the Funds. Premium amortization and discount accretion are determined by the effective yield method.

C. Foreign Currency Translation. The books and records of the Funds are maintained in U.S. dollars.

Any foreign currency amounts are translated into U.S. dollars on the following basis:

(1)	Market value of investment securities, other assets and liabilities — at the exchange rates prevailing at Market Close.

(2)	Purchases and sales of investment securities, income and expenses — at the exchange rates prevailing on the respective dates of such transactions.

Although the net assets and the market values are presented at the foreign exchange rates at Market Close, the Funds do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses from investments. For securities which are subject to foreign withholding tax upon disposition, liabilities are recorded on the Statements of Assets and Liabilities for the estimated tax withholding based on the securities’ current market value. Upon disposition, realized gains or losses on such securities are recorded net of foreign withholding tax.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding tax reclaims recorded on each Fund’s books, and the U.S. dollar equivalent of the amounts actually received or paid.

Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities, resulting from changes in the exchange rate. Foreign security and currency transactions may involve certain considerations and risks not typically associated with investing in U.S. companies and U.S. government securities. These risks include, but are not limited to, revaluation of currencies and future adverse political and economic developments which could cause securities and their markets to be less liquid and prices more volatile than those of comparable U.S. companies and U.S. government securities. The foregoing risks are even greater with respect to securities of issuers in emerging markets.

D. Distributions to Shareholders. The Funds record distributions to their shareholders on the ex-dividend date. Each Fund declares and pays dividends, if any, as follows:

Annually	Quarterly
Large-Cap Growth	Large Cap Value
MidCap Opportunities	U.S. High Dividend Low Volatility
Multi-Manager Mid Cap Value
Small Cap Growth

Each Fund distributes capital gains, if any, annually. The Funds may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code. The characteristics of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP for investment companies.

E. Federal Income Taxes. It is the policy of each Fund to comply with the requirements of subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized capital gains to its shareholders. Therefore, a federal income tax or excise tax provision is not required. Management has considered the sustainability of the Funds’ tax positions taken on federal income tax returns for all open tax years in making this determination. No capital gain distributions shall be made until the capital loss carryforwards have been fully utilized.

The Funds may utilize equalization accounting for tax purposes, whereby a portion of redemption payments are treated as distributions of income or gain for income tax purposes.

F. Use of Estimates. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

G. Securities Lending. Each Fund has the option to temporarily loan securities representing up to 331∕3% of its total assets (except Large-Cap Growth which may temporarily lend up to 30% of its total assets) to brokers, dealers or other financial institutions in exchange for a

NOTES TO FINANCIAL STATEMENTS as of May 31, 2024 (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

negotiated lender’s fee. Securities lending involves two primary risks: “investment risk” and “borrower default risk.” When lending securities, the Funds will receive cash or U.S. government securities as collateral. Investment risk is the risk that the Funds will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Funds will lose money due to the failure of a borrower to return a borrowed security. Loans are subject to termination at the option of the borrower or the Funds. Securities lending may result in leverage. The use of leverage may exaggerate any increase or decrease in the NAV, causing the Funds to be more volatile. The use of leverage may increase expenses and increase the impact of the Funds’ other risks.

H. Restricted Securities. Each Fund may invest in restricted securities which include those sold under Rule 144A of the Securities Act of 1933, as amended (“1933 Act”) or securities offered pursuant to Section 4(a)(2) of the 1933 Act, and/or are subject to legal or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Restricted securities are fair valued using market quotations when readily available. In the absence of market quotations, the securities are valued based upon their fair value determined in good faith under procedures approved by the Board.

Securities that are not registered for sale to the public under the 1933 Act are referred to as “restricted securities.” These securities may be sold in private placement transactions between issuers and their purchasers and may be neither listed on an exchange nor traded in other established markets. Many times these securities are subject to legal or contractual restrictions on resale. As a result of the absence of a public trading market, the prices of these securities may be more volatile, less liquid and more difficult to value than publicly traded securities. The price realized from the sale of these securities could be less than the amount originally paid or less than their fair value if they are resold in privately negotiated transactions. In addition, these securities may not be subject to disclosure and other investment protection requirements that are afforded to publicly traded securities. Certain investments may include investment in smaller, less seasoned issuers, which may involve greater risk.

I. Indemnifications. In the normal course of business, the Trust may enter into contracts that provide certain indemnifications. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated; however, based on experience, management considers the risk of loss from such claims remote.

NOTE 3 — INVESTMENT TRANSACTIONS

For the year ended May 31, 2024, the cost of purchases and the proceeds from the sales of securities, excluding short-term securities, were as follows:

	Purchases	Sales
Large-Cap Growth	$332,916,838	$524,704,474
Large Cap Value	639,791,042	670,138,471
MidCap Opportunities	474,405,919	561,565,145
Multi-Manager Mid Cap Value	97,626,975	80,615,347
Small Cap Growth	979,879,539	764,782,822
U.S. High Dividend Low Volatility	59,917,273	136,434,549

NOTE 4 — INVESTMENT MANAGEMENT FEES

The Funds have entered into an investment management agreement (“Management Agreement”) with the Investment Adviser. The Investment Adviser has overall responsibility for the management of the Funds. The Investment Adviser oversees all investment advisory and portfolio management services for the Funds and assists in managing and supervising all aspects of the general day-to-day business activities and operations of the Funds, including custodial, transfer agency, dividend disbursing, accounting, auditing, compliance and related services. Voya Investments, the Investment Adviser to Multi-Manager Mid Cap Value, may, from time to time, directly manage a portion of the Fund’s investment portfolio. The Management Agreement compensates the Investment Adviser with a management fee, computed daily and payable monthly, based on the average daily net assets of each Fund, at the following annual rates.

Fund	As a Percentage of Average Daily Net Assets

Large-Cap Growth	0.51% on all assets
Large Cap Value	0.75% on the first $1 billion;
0.725% on the next $1 billion;
0.70% on the next $1 billion;
0.675% on the next $1 billion; and
0.65% thereafter
MidCap Opportunities	0.85% on the first $500 million;
0.80% on the next $400 million;
0.75% on the next $450 million; and
0.70% thereafter
Multi-Manager Mid Cap Value	0.80% on Direct Investments
0.40% on Passively Managed Assets
Small Cap Growth(1)	0.80% on all assets
U.S. High Dividend Low Volatility	0.29% on all assets

(1)	The Investment Adviser has agreed to waive 0.02% of the management fee for Small Cap Growth. Termination or modification of this obligation requires approval by the Board.

The Investment Adviser has entered into a sub-advisory agreement with each respective sub-adviser. These sub-advisers provide investment advice for certain Funds and are paid by the Investment Adviser based on the average daily net assets of the respective Funds. Subject to such

NOTES TO FINANCIAL STATEMENTS as of May 31, 2024 (continued)

NOTE 4 — INVESTMENT MANAGEMENT FEES (continued)

policies as the Board or the Investment Adviser may determine, each sub-adviser manages each respective Fund’s assets in accordance with that Fund’s investment objectives, polices, and limitations. The sub-adviser of each Fund is as follows (*denotes an affiliated sub-adviser):

Fund	Sub-Adviser
Large-Cap Growth	Voya IM*
Large Cap Value	Voya IM*
MidCap Opportunities	Voya IM*
Multi-Manager Mid Cap Value	Victory Capital Management, Inc. and Voya IM*
Small Cap Growth	Voya IM*
U.S. High Dividend Low Volatility	Voya IM*

NOTE 5 — DISTRIBUTION AND SERVICE FEES

Class A, Class C, and Class R shares of each respective Fund has a plan (each a “Plan” and collectively, the “Plans”), whereby the Distributor is reimbursed or compensated (depending on the class of shares) by the Funds for expenses incurred in the distribution of each Fund’s shares (“Distribution Fees”). Pursuant to the Plans, the Distributor is entitled to a payment each month to reimburse or compensate expenses incurred in the distribution and promotion of each Fund’s shares, including expenses incurred in printing prospectuses and reports used for sales purposes, expenses incurred in preparing and printing sales literature and other such distribution related expenses, including any distribution or shareholder servicing fees (“Service Fees”) paid to securities dealers who have executed a distribution agreement with the Distributor. Under the Plans, each share class pays the Distributor Distribution Fees and/or Service Fees based on average daily net assets at the following rates:

	Class A		Class C	Class R
Large-Cap Growth	0.25	%(1)	1.00%	0.50%
Large Cap Value	0.25%		1.00%	0.50	%(2)
MidCap Opportunities	0.25%		1.00%	0.50%
Small Cap Growth	0.25%		1.00%	0.50%
U.S. High Dividend Low Volatility	0.25%		N/A	N/A

(1)	Of this 0.25% rate, Distribution Fees shall not exceed 0.10%.

(2)	The Distributor has agreed to waive 0.05% of the distribution fee. Termination or modification of this obligation requires approval by the Board.

The Distributor may also retain the proceeds of the initial sales charge paid by shareholders upon the purchase of Class A shares, and the contingent deferred sales charge paid by shareholders upon certain redemptions for Class A and Class C shares. For the year ended May 31, 2024, the Distributor retained the following amounts in sales charges from the following Funds:

	Class A	Class C
Initial Sales Charges:
Large-Cap Growth	$12,335	$—
Large Cap Value	6,652	—
MidCap Opportunities	5,760	—
Small Cap Growth	9,328	—
U.S. High Dividend Low Volatility	764	—

Contingent Deferred Sales Charges:
Large-Cap Growth	$382	$444
Large Cap Value	12	52
MidCap Opportunities	4,377	236
Small Cap Growth	—	583

NOTE 6 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

At May 31, 2024, the following affiliated investment companies owned more than 5% of the following Funds:

Affiliated Investment Company	Fund	Percentage
Voya Global Diversified Payment Fund	U.S. High Dividend Low Volatility	49.13%
Voya Solution 2025 Portfolio	Multi-Manager Mid Cap Value	6.06
Voya Solution 2035 Portfolio	Multi-Manager Mid Cap Value	10.32
Voya Solution 2045 Portfolio	Multi-Manager Mid Cap Value	9.39
Voya Solution Moderately Aggressive Portfolio	Multi-Manager Mid Cap Value	15.17

The Investment Adviser may direct the Funds’ sub-advisers to use their best efforts (subject to obtaining best execution of each transaction) to allocate a Fund’s equity security transactions through certain designated broker-dealers. The designated broker-dealer, in turn, will reimburse a portion of the brokerage commissions to pay certain expenses of that Fund. Any amounts credited to the Funds are reflected as brokerage commission recapture in the accompanying Statements of Operations.

The Funds have adopted a deferred compensation plan (the “DC Plan”), which allows eligible independent trustees, as described in the DC Plan, to defer the receipt of all or a portion of the trustees’ fees that they are entitled to receive from the Funds. For purposes of determining the amount owed to the trustee under the DC Plan, the amounts deferred are invested in shares of the funds selected by the trustee (the “Notional Funds”). When the Funds purchase shares of the Notional Funds, which are all advised by Voya Investments, in amounts equal to the trustees’ deferred fees, this results in a Fund asset equal to the deferred compensation liability. Such assets, if applicable, are included as a component of

NOTES TO FINANCIAL STATEMENTS as of May 31, 2024 (continued)

NOTE 6 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES (continued)

“Other assets” on the accompanying Statements of Assets and Liabilities. Deferral of trustees’ fees under the DC Plan will not affect net assets of the Funds, and will not materially affect the Funds’ assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance with the DC Plan.

The Funds may pay per account fees to affiliates of Voya Investments for recordkeeping services provided on certain assets. For the year ended May 31, 2024, the per account fees for affiliated recordkeeping services paid by each Fund were as follows:

Fund	Amount
Large-Cap Growth	$2,649
Large Cap Value	26,457
MidCap Opportunities	12,916
Small Cap Growth	4,029
U.S. High Dividend Low Volatility	67

NOTE 7 — LICENSING FEE

Multi-Manager Mid Cap Value pays an annual licensing fee to Frank Russell Company in order to obtain data and permissions necessary to achieve its principal investment strategy.

NOTE 8 — EXPENSE LIMITATION AGREEMENTS

The Investment Adviser has entered into a written expense limitation agreement (“Expense Limitation Agreement”) with each Fund whereby the Investment Adviser has agreed to limit expenses, excluding interest, taxes, investment-related costs, leverage expenses, extraordinary expenses and acquired fund fees and expenses to the levels listed below:

Fund	Class A	Class C	Class I	Class R	Class R6	Class W
Large-Cap Growth	1.15%	1.90%	0.90%	1.40%	0.80%	0.90%
Large Cap Value	1.25%	2.00%	1.00%	1.50%	0.78%	1.00%
MidCap Opportunities	1.35%	2.10%	0.98%	1.60%	0.88%	1.10%
Multi-Manager Mid Cap Value	N/A	N/A	0.78%	N/A	N/A	N/A
Small Cap Growth	1.30%	2.05%	0.95%	1.55%	0.85%	1.05%
U.S. High Dividend Low Volatility	0.60%	N/A	0.35%	N/A	0.32%	N/A

Pursuant to side letter agreements, through October 1, 2024, the Investment Adviser has further lowered the expense limits for the following Funds. If the Investment Adviser elects not to renew a side letter agreement, the expense limits will revert to the limits listed in the table above. There is no guarantee that these side letter agreements will continue. Termination or modification of these obligations requires approval by the Board.

Fund	Class A	Class C	Class I	Class R	Class R6	Class W
Large-Cap Growth	1.04%	1.79%	0.66%	1.29%	0.58%	0.79%
Large Cap Value	1.10%	1.85%	0.76%	1.35%	0.74%	0.85%
MidCap Opportunities	1.26%	2.01%	0.93%	1.51%	0.83%	1.01%

(1)	Any fee waived pursuant to the side letter agreement shall not be eligible for recoupment.

Unless otherwise specified above, and with the exception of the management fee waiver for Small Cap Growth, the Investment Adviser may at a later date recoup from a Fund for class specific fees waived and/or other expenses reimbursed by the Investment Adviser during the previous 36 months, but only if, after such recoupment, a Fund’s expense ratio does not exceed the percentage described above. Waived and reimbursed fees net of any recoupment by the Investment Adviser of such waived and reimbursed fees are reflected on the accompanying Statements of Operations. Amounts payable by the Investment Adviser are reflected on the accompanying Statements of Assets and Liabilities.

As of May 31, 2024, the amounts of waived and/or reimbursed fees that are subject to possible recoupment by the Investment Adviser and the related expiration dates are as follows:

	May 31,
	2025	2026	2027	Total
Large Cap Value	$353,438	$373,343	$387,781	$1,114,562
Multi-Manager Mid
Cap Value	23,826	49,338	13,448	86,612
Small Cap Growth	—	22,636	—	22,636
U.S. High Dividend
Low Volatility	86,134	76,781	57,787	220,702

In addition to the above waived and/or reimbursed fees, the amount of class specific fees waived or reimbursed that are subject to possible recoupment by the Investment Adviser, and the related expiration dates, as of May 31, 2024, are as follows:

	May 31,
	2025	2026	2027	Total
Large Cap Value
Class A	$28,637	$—	$—	$28,637
Class C	464	—	—	464
Class I	5,474	10,270	43,749	59,493
Class R6	—	131	356	487
Class W	317	—	—	317
U.S. High Dividend Low Volatility
Class A	$8,889	$32,479	$—	$41,368
Class R6	932	1,118	813	2,863

The expense limitation agreements are contractual through October 1, 2024 and shall renew automatically for one-

NOTES TO FINANCIAL STATEMENTS as of May 31, 2024 (continued)

NOTE 8 — EXPENSE LIMITATION AGREEMENTS (continued)

year terms. Termination or modification of these obligations requires approval by the Board.

NOTE 9 — LINE OF CREDIT

Effective June 12, 2023, the Funds, in addition to certain other funds managed by the Investment Adviser, entered into a 364-day unsecured committed revolving line of credit agreement (the “Credit Agreement”) with The Bank of New York Mellon (“BNY”) for an aggregate amount of $400,000,000 through June 10, 2024. The proceeds may be used only to finance temporarily: (1) the purchase or sale of investment securities; or (2) the repurchase or redemption of shares of the Fund or certain other funds managed by the Investment Adviser. The funds to which the line of credit is available pay a commitment fee equal to 0.15% per annum on the daily unused portion of the committed line amount payable quarterly in arrears. Prior to June 12, 2023, the predecessor line of credit was for an aggregate amount of

NOTE 10 — CAPITAL SHARES

$400,000,000 and the funds to which the line of credit was available paid a commitment fee equal to 0.15% per annum on the daily unused portion of the committed line amount through June 12, 2023.

Borrowings under the Credit Agreement accrue interest at the federal funds rate plus a specified margin. Repayments generally must be made within 60 days after the date of a revolving credit advance.

The following Funds utilized the line of credit during the year ended May 31, 2024:

Fund	Days Utilized	Approximate Average Daily Balance For Days Utilized	Approximate Weighted Average Interest Rate For Days Utilized
Large-Cap Growth	4	$31,822,250	6.14%
Large Cap Value	21	2,184,952	6.33
U.S. High Dividend Low Volatility	7	1,143,286	6.22

	Shares sold	Shares issued in merger	Reinvestment of distributions	Shares redeemed	Shares converted	Net increase (decrease) in shares outstanding	Shares sold	Proceeds from shares issued in merger	Reinvestment of distributions	Shares redeemed	Shares converted	Net increase (decrease)
Year or period ended	#	#	#	#	#	#	($)	($)	($)	($)	($)	($)

Large-Cap Growth
Class A
5/31/2024	176,634	—	1	(424,991)	—	(248,356)	6,882,031	—	—	(15,955,408)	—	(9,073,377)
5/31/2023	198,287	—	633,037	(646,091)	—	185,233	6,353,345	—	18,085,879	(20,802,894)	—	3,636,330
Class C
5/31/2024	17,141	—	—	(143,944)	—	(126,803)	433,583	—	—	(3,603,796)	—	(3,170,213)
5/31/2023	46,025	—	100,511	(200,384)	—	(53,848)	1,033,799	—	1,949,916	(4,800,403)	—	(1,816,688)
Class I
5/31/2024	2,385,744	—	11,971	(6,428,526)	—	(4,030,811)	116,307,042	—	545,186	(284,314,580)	—	(167,462,352)
5/31/2023	2,352,108	—	2,384,152	(6,704,312)	—	(1,968,052)	91,698,571	—	82,706,219	(255,844,334)	—	(81,439,544)
Class P3(1)
5/31/2024	—	—	—	—	—	—	(806)	—	—	—	—	(806)
5/31/2023	—	—	—	(57)	—	(57)	—	—	—	(2,638)	—	(2,638)
Class R
5/31/2024	18,097	—	—	(20,542)	—	(2,445)	796,330	—	—	(958,200)	—	(161,870)
5/31/2023	6,357	—	3,445	(10,876)	—	(1,074)	252,566	—	114,391	(424,966)	—	(58,009)
Class R6
5/31/2024	868,135	—	4,909	(971,141)	—	(98,097)	39,417,920	—	224,011	(44,988,787)	—	(5,346,856)
5/31/2023	1,582,257	—	428,897	(999,417)	—	1,011,737	60,539,640	—	14,912,763	(38,506,062)	—	36,946,341
Class W
5/31/2024	600,145	—	—	(641,652)	—	(41,507)	25,475,129	—	—	(27,120,538)	—	(1,645,409)
5/31/2023	203,350	—	229,965	(968,463)	—	(535,148)	7,543,432	—	7,604,944	(35,726,645)	—	(20,578,269)
Large Cap Value
Class A
5/31/2024	509,742	—	3,759,741	(4,044,748)	—	224,735	5,661,062	—	40,095,153	(45,419,707)	—	336,508
5/31/2023	760,143	—	2,735,645	(3,289,971)	—	205,817	8,407,002	—	29,513,003	(36,408,854)	—	1,511,151
Class C
5/31/2024	50,709	—	43,495	(146,867)	—	(52,663)	574,576	—	461,205	(1,641,790)	—	(606,009)
5/31/2023	103,378	—	36,995	(192,875)	—	(52,502)	1,135,111	—	398,236	(2,116,113)	—	(582,766)
Class I
5/31/2024	10,480,394	—	1,713,753	(10,034,399)	—	2,159,748	137,419,903	—	21,062,269	(128,854,418)	—	29,627,754
5/31/2023	5,928,941	—	1,332,732	(6,226,527)	—	1,035,146	74,055,016	—	16,324,877	(78,336,173)	—	12,043,720

NOTES TO FINANCIAL STATEMENTS as of May 31, 2024 (continued)

NOTE 10 — CAPITAL SHARES (continued)

	Shares sold	Shares issued in merger	Reinvestment of distributions	Shares redeemed	Shares converted	Net increase (decrease) in shares outstanding	Shares sold	Proceeds from shares issued in merger	Reinvestment of distributions	Shares redeemed	Shares converted	Net increase (decrease)
Year or
period ended	#	#	#	#	#	#	($)	($)	($)	($)	($)	($)

Large Cap Value (continued)
Class P3(1)
5/31/2024	—	—	—	—	—	—	—	—	—	—	—	—
5/31/2023	—	—	1	(241)	—	(240)	—	—	8	(3,214)	—	(3,206)
Class R
5/31/2024	7,800	—	7,209	(10,816)	—	4,193	88,895	—	77,058	(120,808)	—	45,145
5/31/2023	12,926	—	5,779	(19,456)	—	(751)	145,792	—	62,518	(215,615)	—	(7,305)
Class R6
5/31/2024	64,131	—	140,793	(622,208)	—	(417,284)	821,457	—	1,724,514	(8,130,263)	—	(5,584,292)
5/31/2023	81,563	—	106,257	(237,483)	—	(49,663)	1,020,641	—	1,297,318	(2,993,024)	—	(675,065)
Class W
5/31/2024	6,486	—	35,702	(77,783)	—	(35,595)	83,751	—	437,433	(981,383)	—	(460,199)
5/31/2023	62,152	—	27,937	(72,942)	—	17,147	789,104	—	341,412	(919,160)	—	211,356
MidCap Opportunities
Class A
5/31/2024	1,558,229	—	121,275	(2,607,912)	—	(928,408)	27,776,297	—	2,110,192	(45,834,153)	—	(15,947,664)
5/31/2023	503,497	—	(7)	(2,420,574)	—	(1,917,084)	7,653,374	—	—	(36,327,651)	—	(28,674,277)
Class C
5/31/2024	56,002	—	21,073	(373,123)	—	(296,048)	414,306	—	158,261	(2,881,089)	—	(2,308,522)
5/31/2023	63,697	—	—	(444,392)	—	(380,695)	424,911	—	—	(2,957,136)	—	(2,532,225)
Class I
5/31/2024	3,160,169	—	88,517	(4,627,080)	—	(1,378,394)	75,461,754	—	2,067,747	(109,572,708)	—	(32,043,207)
5/31/2023	3,229,285	—	—	(6,584,693)	—	(3,355,408)	64,764,618	—	—	(132,659,324)	—	(67,894,706)
Class P3(1)
5/31/2024	—	—	—	—	—	—	—	—	—	—	—	—
5/31/2023	—	—	—	(114)	—	(114)	—	—	—	(2,523)	—	(2,523)
Class R
5/31/2024	14,175	—	1,570	(14,520)	—	1,225	239,287	—	25,435	(234,137)	—	30,585
5/31/2023	35,151	—	—	(45,178)	—	(10,027)	485,266	—	—	(633,816)	—	(148,550)
Class R6
5/31/2024	989,882	—	26,718	(1,918,028)	—	(901,428)	24,053,943	—	635,897	(46,386,851)	—	(21,697,011)
5/31/2023	916,376	—	—	(1,096,286)	—	(179,910)	18,822,103	—	—	(22,587,578)	—	(3,765,475)
Class W
5/31/2024	18,877	—	2,734	(244,458)	—	(222,847)	425,815	—	61,837	(5,291,663)	—	(4,804,011)
5/31/2023	38,218	—	—	(2,528,374)	—	(2,490,156)	740,621	—	—	(47,594,041)	—	(46,853,420)
Multi-Manager Mid Cap Value
Class I
5/31/2024	4,181,267	—	151,465	(2,907,363)	—	1,425,369	41,488,351	—	1,381,358	(27,343,452)	—	15,526,257
5/31/2023	4,888,558	—	960,441	(2,190,894)	—	3,658,105	42,412,036	—	8,442,273	(20,289,145)	—	30,565,164
Class P(2)
5/31/2024	—	—	—	—	—	—	—	—	—	—	—	—
5/31/2023	1,596,802	—	581,390	(9,064,601)	—	(6,886,409)	15,081,066	—	5,261,577	(80,034,567)	—	(59,691,924)
Class P3
5/31/2024	—	—	—	—	—	—	—	—	—	—	—	—
5/31/2023	—	—	—	(303)	—	(303)	—	—	—	(2,972)	—	(2,972)
Small Cap Growth
Class A
5/31/2024	134,642	—	—	(206,278)	—	(71,636)	5,183,038	—	—	(7,971,307)	—	(2,788,269)
10/07/2022(3)-
5/31/2023	49,860	1,615,709	—	(123,682)	—	1,541,887	1,700,186	51,912,837	—	(4,191,637)	—	49,421,386
Class C
5/31/2024	32,486	—	—	(41,943)	—	(9,457)	1,255,616	—	—	(1,612,622)	—	(357,006)
10/07/2022(3)-
5/31/2023	2,042	103,730	—	(13,968)	—	91,804	70,509	3,332,845	—	(479,187)	—	2,924,167
Class I
5/31/2024	8,565,003	—	—	(3,142,259)	—	5,422,744	345,066,712	—	—	(124,178,046)	—	220,888,666
5/31/2023	3,569,808	954,782	—	(2,322,210)	—	2,202,380	120,464,382	30,679,398	—	(78,764,825)	—	72,378,955
Class R
5/31/2024	8,163	—	—	(2,745)	—	5,418	340,409	—	—	(99,196)	—	241,213
10/07/2022(3)-
5/31/2023	2,071	13,820	—	(6,544)	—	9,347	72,718	444,042	—	(221,933)	—	294,827
Class R6
5/31/2024	960,715	—	—	(364,827)	—	595,888	38,977,551	—	—	(14,540,503)	—	24,437,048

NOTES TO FINANCIAL STATEMENTS as of May 31, 2024 (continued)

NOTE 10 — CAPITAL SHARES (continued)

	Shares sold	Shares issued in merger	Reinvestment of distributions	Shares redeemed	Shares converted	Net increase (decrease) in shares outstanding	Shares sold	Proceeds from shares issued in merger	Reinvestment of distributions	Shares redeemed	Shares converted	Net increase (decrease)
Year or
period ended	#	#	#	#	#	#	($)	($)	($)	($)	($)	($)

Small Cap Growth (continued)
Class R6
5/31/2023	1,434,972	45,502	—	(278,913)	—	1,201,561	50,298,941	1,461,870	—	(9,715,715)	—	42,045,096
Class W
5/31/2024	8,457	—	—	(20,173)	—	(11,716)	349,168	—	—	(744,461)	—	(395,293)
10/07/2022(3)-
5/31/2023	2,015	117,942	—	(19,952)	—	100,005	67,225	3,789,467	—	(692,134)	—	3,164,558
U.S. High Dividend Low Volatility
Class A
5/31/2024	165,078	—	23,268	(433,579)	—	(245,233)	1,711,077	—	236,524	(4,357,364)	—	(2,409,763)
5/31/2023	711,600	—	95,490	(296,162)	—	510,928	7,648,780	—	971,014	(3,038,679)	—	5,581,115
Class I
5/31/2024	693,397	—	121,841	(3,477,421)	—	(2,662,183)	7,022,748	—	1,246,450	(36,971,412)	—	(28,702,214)
5/31/2023	1,092,704	—	486,563	(1,899,787)	—	(320,520)	11,453,185	—	4,987,935	(19,545,015)	—	(3,103,895)
Class P3(1)
5/31/2024	—	—	—	—	—	—	—	—	—	—	—	—
5/31/2023	—	—	1	(286)	—	(285)	—	—	15	(3,260)	—	(3,245)
Class R6
5/31/2024	206,973	—	175,468	(4,558,913)	—	(4,176,472)	2,095,115	—	1,770,554	(48,352,245)	—	(44,486,576)
5/31/2023	809,505	—	659,203	(1,344,400)	—	124,308	8,267,285	—	6,759,951	(14,284,107)	—	743,129

(1)	Class P3 was fully redeemed on close of business September 8, 2022.

(2)	Class P was fully redeemed on close of business March 24, 2023.

(3)	Commencement of operations.

NOTE 11 — SECURITIES LENDING

Under a Master Securities Lending Agreement (the “Agreement”) with BNY, the Funds can lend their securities to approved brokers, dealers and other financial institutions. Loans are collateralized by cash and U.S. government securities. The collateral is equal to at least 105% of the market value of non-U.S. securities loaned and 102% of the market value of U.S. securities loaned. The market value of the loaned securities is determined at the Market Close of the Funds at their last sale price or official closing price on the principal exchange or system on which they are traded and any additional collateral is delivered to the Funds on the next business day. The cash collateral received is invested in approved investments as defined in the Agreement with BNY. The Funds bear the risk of loss with respect to the investment of collateral with the following exception: BNY provides the Funds indemnification from loss with respect to the investment of collateral to the extent the cash collateral is invested in overnight repurchase agreements.

Cash collateral received in connection with securities lending is invested in cash equivalents, money market funds, repurchase agreements with maturities of not more than 99 days that are collateralized with U.S. Government securities, or certain short-term investments that have a remaining maturity of 190 days or less (“Permitted

Investments”). Short-term investments include: securities, units, shares or other participations in short-term investment funds, pools or trusts; commercial paper, notes, bonds or other debt obligations, certificates of deposit, time deposits and other bank obligations and asset-backed commercial paper backed by diversified receivables and repurchase-backed programs. Permitted Investments are subject to certain guidelines established by the Adviser regarding liquidity, diversification, credit quality and average credit life/duration requirements. The securities purchased with cash collateral received are reflected in the Portfolio of Investments under Short-Term Investments.

Generally, in the event of counterparty default, the Funds have the right to use the collateral to offset losses incurred. The Agreement contains certain guarantees by BNY in the event of counterparty default and/or a borrower’s failure to return a loaned security; however, there would be a potential loss to the Funds in the event the Funds are delayed or prevented from exercising their right to dispose of the collateral. Engaging in securities lending could have a leveraging effect, which may intensify the credit, market and other risks associated with investing in a fund.

The following table represents a summary of the Fund’s securities lending agreements by counterparty which are subject to offset under the Agreement as of May 31, 2024:

NOTES TO FINANCIAL STATEMENTS as of May 31, 2024 (continued)

NOTE 11 — SECURITIES LENDING (continued)

Large Cap Value
Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
Morgan Stanley & Co. LLC	$3,391,050	$(3,391,050)	$—
Total	$3,391,050	$(3,391,050)	$—

(1)	Cash collateral with a fair value of $3,468,836 has been received in connection with the above securities lending transactions. Excess cash collateral received from the individual counterparty is not shown for financial reporting purposes.

Multi-Manager Mid Cap Value
Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
BofA Securities Inc	$955	$(955)	$—
Total	$955	$(955)	$—

(1)	Cash collateral with a fair value of $975 has been received in connection with the above securities lending transactions. Excess cash collateral received from the individual counterparty is not shown for financial reporting purposes.

NOTE 12 — FEDERAL INCOME TAXES

The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from GAAP for investment companies. These book/tax differences may be either temporary or permanent. Permanent differences are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences are not reclassified. Key differences include the treatment of income from passive foreign investment companies (PFICs) and wash sale deferrals.

The following permanent tax differences have been reclassified as of May 31, 2024:

	Paid-in	Distributable
	Capital	Earnings
Large-Cap Growth	$(3,500)	$3,500
MidCap Opportunities	(1,136,817)	1,136,817
Multi-Manager Mid Cap Value	906	(906)

Dividends paid by the Funds from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders.

The tax composition of dividends and distributions to shareholders was as follows:

	Year Ended		Year Ended
	May 31, 2024		May 31, 2023
	Ordinary	Long-term	Ordinary	Long-term
	Income	Capital Gains	Income	Capital Gains
Large-Cap Growth	$772,236	$—	$1,716	$127,925,844
Large Cap Value	16,081,142	50,437,427	15,105,069	34,951,681
MidCap Opportunities	—	5,797,978	—	—
Multi-Manager Mid Cap Value	1,381,358	—	4,398,054	9,305,796
U.S. High Dividend Low Volatility	2,163,931	1,098,024	5,186,575	7,533,882

The tax-basis components of distributable earnings and the capital loss carryforwards which may be used to offset future realized capital gains for federal income tax purposes as of May 31, 2024 were:

			Late Year
	Undistributed	Undistributed	Ordinary	Unrealized				Total
	Ordinary	Long-term	Losses	Appreciation/	Capital Loss Carryforwards			Distributable
	Income	Capital Gains	Deferred	(Depreciation)	Amount		Character	Earnings/(Loss)
Large-Cap Growth	$265,001	$—	$—	$342,716,799	$(2,003,532)		Short-term	$340,978,268
Large Cap Value	14,682,400	31,507,876	—	114,639,998	—		—	160,830,274
MidCap Opportunities	—	31,218,188	(1,147,972)	104,737,373	—		—	134,807,589
Multi-Manager Mid Cap Value	5,293,885	2,106,104	—	13,747,548	—		—	21,147,537
Small Cap Growth	16,208,547	44,349,695	—	177,293,780	(17,601,151	)*	Short-term	220,250,871
U.S. High Dividend Low
Volatility	3,266,824	4,748,213	—	1,948,285	—		—	9,963,322

NOTES TO FINANCIAL STATEMENTS as of May 31, 2024 (continued)

NOTE 12 — FEDERAL INCOME TAXES (continued)

*	Utilization of these capital losses is subject to annual limitations under Section 382 of the Internal Revenue Code.

The Funds’ major tax jurisdictions are U.S. federal and Arizona state.

As of May 31, 2024 no provision for income tax is required in the Funds’ financial statements as a result of tax positions taken on federal and state income tax returns for open tax years. The Funds’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state department of revenue. Generally, the preceding four tax years remain subject to examination by these jurisdictions.

NOTE 13 — LONDON INTERBANK OFFERED RATE (“LIBOR”)

The London Interbank Offered Rate (“LIBOR”) was the offered rate for short-term Eurodollar deposits between major international banks. The terms of investments, financings or other transactions (including certain derivatives transactions) to which the Fund may be a party have historically been tied to LIBOR. In connection with the global transition away from LIBOR led by regulators and market participants, LIBOR was last published on a representative basis at the end of June 2023. Alternative reference rates to LIBOR have been established in most major currencies and markets in these new rates are continuing to develop. The transition away from LIBOR to the use of replacement rates has gone relatively smoothly on the Fund and the financial instruments in which it invests; however, longer-term impacts are still uncertain.

In addition, interest rates or other types of rates and indices which are classed as “benchmarks” have been the subject of ongoing national and international regulatory reform, including under the European Union regulation on indices used as benchmarks in financial instruments and financial contracts (known as the “Benchmarks Regulation”). The Benchmarks Regulation has been enacted into United Kingdom law by virtue of the European Union (Withdrawal) Act 2018 (as amended), subject to amendments made by the Benchmarks (Amendment and Transitional Provision) (EU Exit) Regulations 2019 (SI 2019/657) and other statutory instruments. Following the implementation of these reforms, the manner of administration of benchmarks has changed and may further change in the future, with the result that relevant benchmarks may perform differently than in the past, the use of benchmarks that are not compliant with the new standards by certain supervised entities may be restricted, and certain benchmarks may be eliminated entirely. Such changes could cause increased market volatility and disruptions in liquidity for instruments that rely on or are impacted by such benchmarks. Additionally, there could be other consequences which cannot be predicted.

NOTE 14 — MARKET DISRUPTION AND GEOPOLITICAL RISK

A Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Due to the increasing interdependence among global economies and markets, conditions in one country, market, or region might adversely impact markets, issuers and/or foreign exchange rates in other countries, including the United States. Wars, terrorism, global health crises and pandemics, and other geopolitical events that have led, and may continue to lead, to increased market volatility and may have adverse short- or long-term effects on U.S. and global economies and markets, generally. For example, the COVID-19 pandemic resulted in significant market volatility, exchange suspensions and closures, declines in global financial markets, higher default rates, supply chain disruptions, and a substantial economic downturn in economies throughout the world. The economic impacts of COVID-19 have created a unique challenge for real estate markets. Many businesses have either partially or fully transitioned to a remote-working environment and this transition may negatively impact the occupancy rates of commercial real estate over time. Natural and environmental disasters and systemic market dislocations are also highly disruptive to economies and markets. In addition, military action by Russia in Ukraine has, and may continue to, adversely affect global energy and financial markets and therefore could affect the value of investments, including beyond the direct exposure to Russian issuers or nearby geographic regions. The extent and duration of the military action, sanctions, and resulting market disruptions are impossible to predict and could be substantial. A number of U.S. domestic banks and foreign (non-U.S.) banks have recently experienced financial difficulties and, in some cases, failures. There can be no certainty that the actions taken by regulators to limit the effect of those financial difficulties and failures on other banks or other financial institutions or on the U.S. or foreign (non-U.S.) economies generally will be successful. It is possible that more banks or other financial institutions will experience financial difficulties or fail, which may

NOTES TO FINANCIAL STATEMENTS as of May 31, 2024 (continued)

NOTE 14 — MARKET DISRUPTION AND GEOPOLITICAL RISK (continued)

affect adversely other U.S. or foreign (non-U.S.) financial institutions and economies. These events as well as other changes in foreign (non-U.S.) and domestic economic, social, and political conditions also could adversely affect individual issuers or related groups of issuers, securities markets, interest rates, credit ratings, inflation, investor sentiment, and other factors affecting the value of a Fund's investments. Any of these occurrences could disrupt the operations of a Fund and of a Fund's service providers.

NOTE 15 — REORGANIZATIONS

On October 7, 2022, Small Cap Growth (“Acquiring Fund”) acquired all of the net assets and assumed all liabilities of Voya SmallCap Opportunities Fund (“Acquired Fund”), an open-end investment company that is not included in this report, in a tax-free reorganization in exchange for shares of the Acquiring Fund. For financial reporting purposes, assets received and shares issued by the Acquiring Fund were recorded at fair value; however, the cost basis of the investments received from the Acquired Fund were carried forward to align ongoing reporting of the Acquiring Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

Assuming the acquisition had been completed on June 1, 2022, the beginning of the annual reporting period of the

Acquiring Fund, the Acquiring Fund’s pro forma results of operations for the period ended May 31, 2023, are as follows (Unaudited):

Net investment income	$(2,309,251)
Net realized and unrealized loss on investments	$7,991,157
Net decrease in net assets resulting from operations	$5,681,906

Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the Acquired Fund that have been included in the Acquiring Fund’s statement of operations since October 7, 2022. Net assets and unrealized appreciation or depreciation as of the reorganization date were as follows:

Total Net Assets of Acquired Fund (000s)	Total Net Assets of Acquiring Fund (000s)	Acquired Fund’s Capital Loss	Acquired Fund’s Unrealized Appreciation (000s)	Funds’ Conversion Ratio
$91,620	$465,595	$(21,666)	$(6,816)	1.3242

The net assets of the Acquiring Fund after the acquisition of Acquired Fund were $557,215,336.

NOTE 16 — SUBSEQUENT EVENTS

Dividends: Subsequent to May 31, 2024, the following Funds declared dividends from net investment income of:

	Per Share
	Amount	Payable Date	Record Date
Large Cap Value
Class A	$0.0385	July 2, 2024	June 28, 2024
Class C	$0.0167	July 2, 2024	June 28, 2024
Class I	$0.0485	July 2, 2024	June 28, 2024
Class R	$0.0351	July 2, 2024	June 28, 2024
Class R6	$0.0495	July 2, 2024	June 28, 2024
Class W	$0.0457	July 2, 2024	June 28, 2024

U.S. High Dividend Low Volatility
Class A	$0.0466	July 2, 2024	June 28, 2024
Class I	$0.0524	July 2, 2024	June 28, 2024
Class R6	$0.0517	July 2, 2024	June 28, 2024

Fee Changes: Effective October 1, 2024, the management fee waiver of 0.02% for Small Cap Growth will expire.

Fund Liquidation: U.S. High Dividend Low Volatility liquidated on July 26, 2024.

Line of Credit Renewal: Effective June 10, 2024, the funds to which the Credit Agreement is available entered into a renewed Credit Agreement with BNY for an aggregate amount of $400,000,000 and will continue to pay a commitment fee equal to 0.15% per annum on the daily unused portion of the committed line amount payable quarterly in arrears.

The Funds have evaluated events occurring after the Statements of Assets and Liabilities date through the date that the financial statements were issued (“subsequent events”) to determine whether any subsequent events necessitated adjustment to or disclosure in the financial statements. Other than the above, no such subsequent events were identified.

Voya Large-Cap Growth Fund	PORTFOLIO OF INVESTMENTS
as of May 31, 2024

Shares		Value	Percentage of Net Assets
COMMON STOCK: 98.7%
	Communication Services: 12.4%
127,293 (1)	Alphabet, Inc. - Class A	$21,958,043	3.1
83,105	Meta Platforms, Inc. - Class A	38,795,907	5.4
22,892 (1)	Netflix, Inc.	14,687,965	2.1
144,240 (1)	ROBLOX Corp. - Class A	4,849,349	0.7
87,394 (1)	Trade Desk, Inc. - Class A	8,108,415	1.1
		88,399,679	12.4

	Consumer Discretionary: 13.0%
297,442 (1)	Amazon.com, Inc.	52,480,667	7.4
2,930	Booking Holdings, Inc.	11,064,706	1.6
1,838 (1)	Chipotle Mexican Grill, Inc.	5,752,058	0.8
145,344	Las Vegas Sands Corp.	6,544,840	0.9
18,258 (1)	Lululemon Athletica, Inc.	5,696,313	0.8
52,736	Ross Stores, Inc.	7,370,383	1.0
21,201 (1)	Tesla, Inc.	3,775,474	0.5
		92,684,441	13.0

	Consumer Staples: 3.3%
39,423	Constellation Brands, Inc. - Class A	9,864,817	1.3
127,530	McCormick & Co., Inc.	9,210,217	1.3
71,392	Mondelez International, Inc. - Class A	4,892,494	0.7
		23,967,528	3.3

	Financials: 2.5%
55,802	Apollo Global Management, Inc.	6,481,960	0.9
16,055	LPL Financial Holdings, Inc.	4,595,102	0.7
60,807	Tradeweb Markets, Inc. - Class A	6,628,571	0.9
		17,705,633	2.5

	Health Care: 12.7%
101,888 (1)	Boston Scientific Corp.	7,699,676	1.1
18,559	Elevance Health, Inc.	9,993,650	1.4
31,310	Eli Lilly & Co.	25,684,846	3.6
18,667	HCA Healthcare, Inc.	6,342,113	0.9
25,225 (1)	Intuitive Surgical, Inc.	10,143,477	1.4
33,231 (1)	Repligen Corp.	4,954,410	0.7
17,245	Stryker Corp.	5,882,097	0.8
17,494	Thermo Fisher Scientific, Inc.	9,936,242	1.4
22,314 (1)	Vertex Pharmaceuticals, Inc.	10,160,457	1.4
		90,796,968	12.7

	Industrials: 6.0%
37,957	Booz Allen Hamilton Holding Corp.	5,777,435	0.8
118,653 (1)	Copart, Inc.	6,295,728	0.9
30,189	Dover Corp.	5,549,342	0.8
96,107	Ingersoll Rand, Inc.	8,942,757	1.3
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Industrials: (continued)
13,912	Parker-Hannifin Corp.	$7,394,506	1.0
6,475	TransDigm Group, Inc.	8,697,414	1.2
		42,657,182	6.0

	Information Technology: 46.7%
19,304 (1)	Adobe, Inc.	8,585,647	1.2
59,293 (1)	Advanced Micro Devices, Inc.	9,896,002	1.4
252,461	Apple, Inc.	48,535,627	6.8
9,067	ASML Holding N.V.	8,707,493	1.2
8,018	Broadcom, Inc.	10,652,314	1.5
25,522 (1)	Crowdstrike Holdings, Inc. - Class A	8,005,486	1.1
43,096 (1)	Datadog, Inc. - Class A	4,748,317	0.7
41,550	Marvell Technology, Inc.	2,859,056	0.4
99,891	Micron Technology, Inc.	12,486,375	1.7
218,475	Microsoft Corp.	90,695,527	12.7
10,453 (1)	MongoDB, Inc.	2,467,535	0.3
68,853	NVIDIA Corp.	75,485,609	10.6
21,478 (1)	Palo Alto Networks, Inc.	6,334,077	0.9
24,672	Salesforce, Inc.	5,784,104	0.8
10,044 (1)	ServiceNow, Inc.	6,598,205	0.9
95,892	Visa, Inc. - Class A	26,126,734	3.7
25,321 (1)	Workday, Inc. - Class A	5,354,125	0.8
		333,322,233	46.7

	Materials: 1.0%
22,623	Sherwin-Williams Co.	6,872,867	1.0

	Utilities: 1.1%
96,556	NextEra Energy, Inc.	7,726,411	1.1

	Total Common Stock
	(Cost $353,208,552)	704,132,942	98.7

See Accompanying Notes to Financial Statements

Voya Large-Cap Growth Fund	PORTFOLIO OF INVESTMENTS
as of May 31, 2024 (continued)

Shares		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 1.3%
	Mutual Funds: 1.3%
9,492,000 (2)	Morgan Stanley Institutional Liquidity Funds - Government Portfolio (Institutional Share Class), 5.230% (Cost $9,492,000)	$9,492,000	1.3

	Total Short-Term Investments
	(Cost $9,492,000)	$9,492,000	1.3

	Total Investments in Securities
	(Cost $362,700,552)	$713,624,942	100.0
	Liabilities in Excess of Other Assets	(225,691)	0.0
	Net Assets	$713,399,251	100.0

(1)	Non-income producing security.

(2)	Rate shown is the 7-day yield as of May 31, 2024.

See Accompanying Notes to Financial Statements

Voya Large-Cap Growth Fund	PORTFOLIO OF INVESTMENTS
as of May 31, 2024 (continued)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of May 31, 2024 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at May 31, 2024
Asset Table
Investments, at fair value
Common Stock*	$704,132,942	$—	$—	$704,132,942
Short-Term Investments	9,492,000	—	—	9,492,000
Total Investments, at fair value	$713,624,942	$—	$—	$713,624,942

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

At May 31, 2024, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $370,908,144.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$357,426,119
Gross Unrealized Depreciation	(14,709,320)
Net Unrealized Appreciation	$342,716,799

See Accompanying Notes to Financial Statements

Voya Large Cap Value Fund	PORTFOLIO OF INVESTMENTS
as of May 31, 2024

Shares		Value	Percentage of Net Assets
COMMON STOCK: 98.9%
	Communication Services: 4.8%
1,718,050	AT&T, Inc.	$31,302,871	4.1
135,057 (1)	Pinterest, Inc. - Class A	5,603,515	0.7
		36,906,386	4.8

	Consumer Discretionary: 4.9%
54,770	Dollar General Corp.	7,498,561	1.0
266,398	Las Vegas Sands Corp.	11,995,902	1.5
85,787	PVH Corp.	10,295,298	1.3
189,456	Tapestry, Inc.	8,239,441	1.1
		38,029,202	4.9

	Consumer Staples: 10.5%
849,206	Kenvue, Inc.	16,389,676	2.1
405,153	Kraft Heinz Co.	14,330,262	1.9
232,904	McCormick & Co., Inc.	16,820,327	2.2
101,113	Mondelez International, Inc. - Class A	6,929,274	0.9
259,167	Philip Morris International, Inc.	26,274,350	3.4
		80,743,889	10.5

	Energy: 7.6%
451,746	BP PLC, ADR	16,972,097	2.2
174,538	Chesapeake Energy Corp.	15,870,741	2.1
134,313	ConocoPhillips	15,644,778	2.0
78,642	EOG Resources, Inc.	9,794,861	1.3
		58,282,477	7.6

	Financials: 19.8%
73,309	American Financial Group, Inc.	9,523,572	1.2
97,673	Apollo Global Management, Inc.	11,345,696	1.5
60,290	Arthur J Gallagher & Co.	15,273,266	2.0
841,453	Bank of America Corp.	33,649,705	4.4
355,891	Bank of New York Mellon Corp.	21,214,663	2.8
124,351	Hartford Financial Services Group, Inc.	12,864,111	1.7
132,599	Intercontinental Exchange, Inc.	17,755,006	2.3
198,199	Lazard, Inc.	7,973,546	1.0
134,322	Raymond James Financial, Inc.	16,488,025	2.1
268,125	SLM Corp.	5,753,962	0.8
		151,841,552	19.8

	Health Care: 17.6%
112,937	Abbott Laboratories	11,541,032	1.5
74,268	AbbVie, Inc.	11,974,972	1.6
68,677 (2)	Alcon, Inc.	6,121,181	0.8
27,387	Amgen, Inc.	8,376,314	1.1
102,753 (1)	Boston Scientific Corp.	7,765,044	1.0
40,762	Cigna Group	14,047,401	1.8
27,534	Elevance Health, Inc.	14,826,508	1.9
22,847	HCA Healthcare, Inc.	7,762,268	1.0
13,099	McKesson Corp.	7,461,060	1.0
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Health Care: (continued)
32,031	Stryker Corp.	$10,925,454	1.4
30,590	Thermo Fisher Scientific, Inc.	17,374,508	2.3
34,357	Universal Health Services, Inc. - Class B	6,520,959	0.8
23,829 (1)	Vertex Pharmaceuticals, Inc.	10,850,297	1.4
		135,546,998	17.6

	Industrials: 9.9%
69,149	Booz Allen Hamilton Holding Corp.	10,525,169	1.4
167,304 (1)	Copart, Inc.	8,877,150	1.2
64,064	Dover Corp.	11,776,245	1.5
90,626	Emerson Electric Co.	10,164,612	1.3
98,251	Ingersoll Rand, Inc.	9,142,256	1.2
18,098	Parker-Hannifin Corp.	9,619,449	1.2
35,928	Regal Rexnord Corp.	5,372,673	0.7
25,988 (1)	Saia, Inc.	10,641,566	1.4
		76,119,120	9.9

	Information Technology: 8.5%
10,815 (1)	Adobe, Inc.	4,810,079	0.6
61,073 (1)	Advanced Micro Devices, Inc.	10,193,084	1.3
2,699	Constellation Software, Inc.	7,507,317	1.0
309,111 (1)	Dropbox, Inc. - Class A	6,964,271	0.9
84,805	Micron Technology, Inc.	10,600,625	1.4
20,796	Roper Technologies, Inc.	11,079,277	1.5
35,388	Salesforce, Inc.	8,296,363	1.1
37,283	Taiwan Semiconductor Manufacturing Co. Ltd., ADR	5,631,224	0.7
		65,082,240	8.5

	Materials: 4.0%
278,743	Alcoa Corp.	12,339,953	1.6
57,351	CF Industries Holdings, Inc.	4,572,595	0.6
93,595	Crown Holdings, Inc.	7,879,763	1.0
18,772	Reliance Steel & Aluminum Co.	5,646,242	0.8
		30,438,553	4.0

	Real Estate: 3.7%
50,825	Ryman Hospitality Properties, Inc.	5,340,183	0.7
220,177	Welltower, Inc.	22,825,749	3.0
		28,165,932	3.7

	Utilities: 7.6%
88,740	DTE Energy Co.	10,340,872	1.3
174,868	Duke Energy Corp.	18,111,079	2.4
173,336	NextEra Energy, Inc.	13,870,347	1.8

See Accompanying Notes to Financial Statements

Voya Large Cap Value Fund	PORTFOLIO OF INVESTMENTS
as of May 31, 2024 (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Utilities: (continued)
212,219	Public Service Enterprise Group, Inc.	$16,077,711	2.1
		58,400,009	7.6

	Total Common Stock
	(Cost $639,675,620)	759,556,358	98.9
WARRANTS: —%
	Information Technology: —%
2,377 (3)	Constellation Software, Inc.	—	—

	Total Warrants
	(Cost $—)	—	—

	Total Long-Term Investments
	(Cost $639,675,620)	759,556,358	98.9

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 1.5%
	Repurchase Agreements: 0.4%
1,000,000 (4)	Bank of Montreal, Repurchase Agreement dated 05/31/2024, 5.330%, due 06/03/2024 (Repurchase Amount $1,000,438, collateralized by various U.S. Government/U.S. Government Agency Obligations, 2.149%-5.590%, Market Value plus accrued interest $1,020,000, due 09/01/25-05/01/53)	1,000,000	0.1
1,000,000 (4)	Cantor Fitzgerald Securities, Repurchase Agreement dated 05/31/2024, 5.390%, due 06/03/2024 (Repurchase Amount $1,000,443, collateralized by various U.S. Government/U.S. Government Agency Obligations, 1.500%-7.000%, Market Value plus accrued interest $1,020,000, due 06/01/28-04/20/74)	1,000,000	0.1
Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Repurchase Agreements (continued)
1,000,000 (4)	Deutsche Bank Securities Inc., Repurchase Agreement dated 05/31/2024, 5.330%, due 06/03/2024 (Repurchase Amount $1,000,438, collateralized by various U.S. Government Agency Obligations, 3.000%-6.000%, Market Value plus accrued interest $1,020,000, due 03/01/42-05/01/54)	$1,000,000	0.1
468,836 (4)	HSBC Securities (USA) Inc., Repurchase Agreement dated 05/31/2024, 5.340%, due 06/03/2024 (Repurchase Amount $469,042, collateralized by various U.S. Government Agency Obligations, 1.500%-7.500%, Market Value plus accrued interest $478,213, due 02/01/30-08/01/59)	468,836	0.1
	Total Repurchase Agreements (Cost $3,468,836)	3,468,836	0.4

Shares		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Mutual Funds: 1.1%
8,308,000 (5)	Morgan Stanley Institutional Liquidity Funds - Government Portfolio (Institutional Share Class), 5.230% (Cost $8,308,000)	$8,308,000	1.1

	Total Short-Term Investments
	(Cost $11,776,836)	11,776,836	1.5

	Total Investments in Securities
	(Cost $651,452,456)	$771,333,194	100.4
	Liabilities in Excess of Other Assets	(3,378,279)	(0.4)
	Net Assets	$767,954,915	100.0

See Accompanying Notes to Financial Statements

Voya Large Cap Value Fund	PORTFOLIO OF INVESTMENTS
as of May 31, 2024 (continued)

ADR	American Depositary Receipt

†	Unless otherwise indicated, principal amount is shown in USD.

(1)	Non-income producing security.

(2)	Security, or a portion of the security, is on loan.

(3)	For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.

(4)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.

(5)	Rate shown is the 7-day yield as of May 31, 2024.

See Accompanying Notes to Financial Statements

Voya Large Cap Value Fund	PORTFOLIO OF INVESTMENTS
as of May 31, 2024 (continued)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of May 31, 2024 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at May 31, 2024
Asset Table
Investments, at fair value
Common Stock*	$759,556,358	$—	$—	$759,556,358
Warrants	—	—	—	—
Short-Term Investments	8,308,000	3,468,836	—	11,776,836
Total Investments, at fair value	$767,864,358	$3,468,836	$—	$771,333,194

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

At May 31, 2024, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $656,697,386.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$129,309,367
Gross Unrealized Depreciation	(14,669,369)
Net Unrealized Appreciation	$114,639,998

See Accompanying Notes to Financial Statements

Voya MidCap Opportunities Fund	PORTFOLIO OF INVESTMENTS
as of May 31, 2024

Shares		Value	Percentage of Net Assets
COMMON STOCK: 98.1%
	Communication Services: 5.7%
327,549 (1)	Pinterest, Inc. - Class A	$13,590,008	1.9
247,031 (1)	Roblox Corp. - Class A	8,305,182	1.2
193,681 (1)	Trade Desk, Inc. - Class A	17,969,723	2.6
		39,864,913	5.7

	Consumer Discretionary: 11.5%
34,961	Dollar General Corp.	4,786,511	0.7
16,149	Domino’s Pizza, Inc.	8,213,058	1.2
191,589	Las Vegas Sands Corp.	8,627,253	1.2
28,876 (1)	Lululemon Athletica, Inc.	9,009,023	1.3
17,475	Pool Corp.	6,353,036	0.9
157,249	Ross Stores, Inc.	21,977,120	3.2
98,917 (1)	Royal Caribbean Cruises Ltd.	14,608,063	2.1
23,097	Tractor Supply Co.	6,589,343	0.9
		80,163,407	11.5

	Consumer Staples: 4.4%
73,418 (1)	Celsius Holdings, Inc.	5,871,972	0.8
77,106	Church & Dwight Co., Inc.	8,251,113	1.2
31,960	Constellation Brands, Inc. - Class A	7,997,351	1.2
117,410	McCormick & Co., Inc.	8,479,350	1.2
		30,599,786	4.4

	Energy: 3.7%
29,271	Cheniere Energy, Inc.	4,618,671	0.7
40,503	Chesapeake Energy Corp.	3,682,938	0.5
98,320	Halliburton Co.	3,608,344	0.5
89,208	Hess Corp.	13,746,953	2.0
		25,656,906	3.7

	Financials: 10.8%
186,943	Apollo Global Management, Inc.	21,715,299	3.1
34,338	Arthur J Gallagher & Co.	8,698,846	1.2
70,426 (1)	Block, Inc.	4,512,898	0.7
137,024	Lazard, Inc.	5,512,475	0.8
57,157	LPL Financial Holdings, Inc.	16,358,905	2.3
324,968	SLM Corp.	6,973,813	1.0
110,096	Tradeweb Markets, Inc. - Class A	12,001,565	1.7
		75,773,801	10.8

	Health Care: 18.7%
64,602	AmerisourceBergen Corp.	14,636,875	2.1
148,966 (1)	Biohaven Ltd.	5,228,707	0.8
55,020 (1)	Charles River Laboratories International, Inc.	11,468,369	1.6
129,294 (1)	Dexcom, Inc.	15,356,248	2.2
146,604 (1)	Inari Medical, Inc.	7,330,200	1.1
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Health Care: (continued)
24,509 (1)	Inspire Medical Systems, Inc.	$3,891,784	0.6
10,634 (1)	Mettler-Toledo International, Inc.	14,931,093	2.1
58,488 (1)	Repligen Corp.	8,719,976	1.2
39,732 (1)	Sarepta Therapeutics, Inc.	5,159,597	0.7
128,385 (1)	SpringWorks Therapeutics, Inc.	5,322,842	0.8
84,028 (1)	Tenet Healthcare Corp.	11,362,266	1.6
51,906	Universal Health Services, Inc. - Class B	9,851,759	1.4
83,535 (1)	Viking Therapeutics, Inc.	5,200,889	0.7
40,102 (1)	Waters Corp.	12,387,508	1.8
		130,848,113	18.7

	Industrials: 20.1%
59,971	AMETEK, Inc.	10,169,882	1.5
71,615	Booz Allen Hamilton Holding Corp.	10,900,519	1.6
46,959 (1)	Builders FirstSource, Inc.	7,550,538	1.1
327,854 (1)	Copart, Inc.	17,395,933	2.5
121,181	Ingersoll Rand, Inc.	11,275,892	1.6
75,690	nVent Electric PLC	6,159,652	0.9
87,340 (1)	Parsons Corp.	6,650,941	0.9
256,268	Rollins, Inc.	11,708,885	1.7
26,505 (1)	Saia, Inc.	10,853,268	1.5
65,180	Tetra Tech, Inc.	13,654,558	1.9
12,278	TransDigm Group, Inc.	16,492,178	2.4
69,838	Verisk Analytics, Inc.	17,653,650	2.5
		140,465,896	20.1

	Information Technology: 18.7%
25,367 (1)	Cadence Design Systems, Inc.	7,262,826	1.0
72,099 (1)	Crowdstrike Holdings, Inc. - Class A	22,615,293	3.2
128,847 (1)	Datadog, Inc. - Class A	14,196,362	2.0
104,266	Entegris, Inc.	13,174,009	1.9
109,654 (1)	Gitlab, Inc. - Class A	5,174,572	0.8
20,940 (1)	HubSpot, Inc.	12,795,387	1.8
140,362 (1)	Klaviyo, Inc. - Class A	3,177,796	0.5
72,408 (1)	Lattice Semiconductor Corp.	5,375,570	0.8
30,777 (1)	MongoDB, Inc.	7,265,219	1.1
22,761	Monolithic Power Systems, Inc.	16,743,674	2.4
17,450	Motorola Solutions, Inc.	6,367,680	0.9
105,635 (1)	Rambus, Inc.	5,837,390	0.8
50,695 (1)	Workday, Inc. - Class A	10,719,458	1.5
		130,705,236	18.7

	Materials: 2.4%
45,598	Ashland, Inc.	4,567,551	0.6
54,654	Avery Dennison Corp.	12,438,704	1.8
		17,006,255	2.4

See Accompanying Notes to Financial Statements

Voya MidCap Opportunities Fund	PORTFOLIO OF INVESTMENTS
as of May 31, 2024 (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Real Estate: 1.6%
105,516	Welltower, Inc.	$10,938,844	1.6

	Utilities: 0.5%
33,983	Vistra Corp.	3,367,036	0.5

	Total Common Stock
	(Cost $573,569,949)	685,390,193	98.1

Shares		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 2.0%
	Mutual Funds: 2.0%
14,168,000 (2)	Morgan Stanley Institutional Liquidity Funds - Government Portfolio (Institutional Share Class), 5.230% (Cost $14,168,000)	$14,168,000	2.0

	Total Short-Term Investments
	(Cost $14,168,000)	14,168,000	2.0

	Total Investments in Securities
	(Cost $587,737,949)	$699,558,193	100.1
	Liabilities in Excess of Other Assets	(738,803)	(0.1)
	Net Assets	$698,819,390	100.0

(1)	Non-income producing security.

(2)	Rate shown is the 7-day yield as of May 31, 2024.

See Accompanying Notes to Financial Statements

Voya MidCap Opportunities Fund	PORTFOLIO OF INVESTMENTS
as of May 31, 2024 (continued)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of May 31, 2024 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at May 31, 2024
Asset Table
Investments, at fair value
Common Stock*	$685,390,193	$—	$—	$685,390,193
Short-Term Investments	14,168,000	—	—	14,168,000
Total Investments, at fair value	$699,558,193	$—	$—	$699,558,193

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

At May 31, 2024, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $594,820,820.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$135,563,008
Gross Unrealized Depreciation	(30,825,635)
Net Unrealized Appreciation	$104,737,373

See Accompanying Notes to Financial Statements

Voya Multi-Manager Mid Cap Value Fund	PORTFOLIO OF INVESTMENTS as of May 31, 2024

Shares		Value	Percentage of Net Assets
COMMON STOCK: 97.3%
	Communication Services: 0.7%
1,451	Electronic Arts, Inc.	$192,809	0.1
2,768	Fox Corp. - Class A	95,302	0.1
1,545	Fox Corp. - Class B	49,347	0.0
5,510	Interpublic Group of Cos., Inc.	172,849	0.1
1,231 (1)	Liberty Broadband Corp. - Class C	66,585	0.0
1,397 (1)	Liberty Media Corp.- Liberty Formula One - Class C, Tracking Stock	103,573	0.1
832 (1)	Live Nation Entertainment, Inc.	77,992	0.0
2,699	New York Times Co. - Class A	138,189	0.1
3,557	News Corp. - Class A	96,715	0.1
337	Nexstar Media Group, Inc.	55,837	0.0
2,177	Omnicom Group, Inc.	202,374	0.1
		1,251,572	0.7
	Consumer Discretionary: 12.0%
18,200 (1)	Aptiv PLC	1,515,332	0.9
932 (1)	AutoNation, Inc.	158,673	0.1
2,363	Best Buy Co., Inc.	200,430	0.1
69,064	BorgWarner, Inc.	2,462,822	1.4
1,517	Brunswick Corp.	125,198	0.1
807 (1)	CarMax, Inc.	56,700	0.0
2,606	D.R. Horton, Inc.	385,167	0.2
13,700	Darden Restaurants, Inc.	2,060,343	1.2
606	Dick’s Sporting Goods, Inc.	137,950	0.1
951 (1)	Dollar Tree, Inc.	112,170	0.1
36,817	eBay, Inc.	1,996,218	1.2
1,845	Garmin Ltd.	302,303	0.2
6,371	Gentex Corp.	222,985	0.1
1,134	Genuine Parts Co.	163,455	0.1
608 (1)	Grand Canyon Education, Inc.	86,616	0.0
1,521	H&R Block, Inc.	75,502	0.0
4,899	Hilton Worldwide Holdings, Inc.	982,739	0.6
428	Hyatt Hotels Corp. - Class A	63,117	0.0
1,109	Lear Corp.	139,013	0.1
2,065	Lennar Corp. - Class A	331,123	0.2
2,189	LKQ Corp.	94,193	0.1
3,236 (1)	Mattel, Inc.	57,568	0.0
61 (1)	NVR, Inc.	468,525	0.3
601	Penske Automotive Group, Inc.	91,412	0.0
544	Polaris, Inc.	45,478	0.0
2,479	PulteGroup, Inc.	290,836	0.2
6,920	Ralph Lauren Corp.	1,293,210	0.8
13,125	Ross Stores, Inc.	1,834,350	1.1
2,094 (1)	Skechers USA, Inc. - Class A	149,553	0.1
1,470	Tapestry, Inc.	63,930	0.0
15,100	Target Corp.	2,358,016	1.4
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Consumer Discretionary: (continued)
454	Thor Industries, Inc.	$45,055	0.0
1,728	Toll Brothers, Inc.	210,194	0.1
382 (1)	TopBuild Corp.	159,657	0.1
261	Vail Resorts, Inc.	49,256	0.0
400	Whirlpool Corp.	37,212	0.0
908	Williams-Sonoma, Inc.	266,244	0.2
10,650	Yum! Brands, Inc.	1,463,630	0.9
		20,556,175	12.0
	Consumer Staples: 3.9%
13,150	Albertsons Cos., Inc. - Class A	271,416	0.2
32,156 (1)	BJ’s Wholesale Club Holdings, Inc.	2,831,979	1.6
1,019	Casey’s General Stores, Inc.	338,084	0.2
1,081	Ingredion, Inc.	127,104	0.1
910	Kellogg Co.	54,910	0.0
6,747	Kroger Co.	353,340	0.2
1,905	Molson Coors Beverage Co. - Class B	104,413	0.1
546 (1)	Post Holdings, Inc.	58,187	0.0
2,212	Tyson Foods, Inc. - Class A	126,637	0.1
44,940 (1)	US Foods Holding Corp.	2,374,180	1.4
		6,640,250	3.9
	Energy: 5.3%
64,600	Baker Hughes Co.	2,162,808	1.3
2,097	Chesapeake Energy Corp.	190,680	0.1
7,200	Chord Energy Corp.	1,334,952	0.8
96,646	Coterra Energy, Inc.	2,756,344	1.6
39,200	Devon Energy Corp.	1,923,936	1.1
5,279	HF Sinclair Corp.	291,559	0.2
2,084	Marathon Oil Corp.	60,353	0.0
2,680	Phillips 66	380,855	0.2
		9,101,487	5.3
	Financials: 14.7%
1,102	Affiliated Managers Group, Inc.	179,185	0.1
1,265	Aflac, Inc.	113,686	0.1
18,050	American Financial Group, Inc.	2,344,876	1.4
4,350	Annaly Capital Management, Inc.	85,695	0.0
1,840 (1)	Arch Capital Group Ltd.	188,839	0.1
361	Arthur J Gallagher & Co.	91,452	0.0
301	Assurant, Inc.	52,215	0.0
35,515	Bank of New York Mellon Corp.	2,117,049	1.2
1,479	Brown & Brown, Inc.	132,385	0.1
2,057	Carlyle Group, Inc.	88,369	0.0
656	Cboe Global Markets, Inc.	113,481	0.1

See Accompanying Notes to Financial Statements

Voya Multi-Manager Mid Cap Value Fund	PORTFOLIO OF INVESTMENTS as of May 31, 2024 (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Financials: (continued)
3,266	Corebridge Financial, Inc.	$95,269	0.1
118 (1)	Credit Acceptance Corp.	57,918	0.0
1,044	Discover Financial Services	128,057	0.1
859	East West Bancorp, Inc.	63,729	0.0
1,427	Evercore, Inc. - Class A	289,595	0.2
278	Everest Re Group Ltd.	108,679	0.1
37,675	Fidelity National Financial, Inc.	1,897,313	1.1
1,515	Fifth Third Bancorp	56,691	0.0
944	First American Financial Corp.	52,468	0.0
15,757	Global Payments, Inc.	1,604,851	0.9
611	Globe Life, Inc.	50,566	0.0
24,133	Hartford Financial Services Group, Inc.	2,496,559	1.5
1,015	Houlihan Lokey, Inc.	137,380	0.1
81,469	Huntington Bancshares, Inc.	1,134,049	0.7
767	Interactive Brokers Group, Inc. - Class A	96,427	0.1
3,016	Janus Henderson Group PLC	101,036	0.1
1,548	Loews Corp.	118,886	0.1
13,830	MGIC Investment Corp.	290,430	0.2
134	MSCI, Inc.	66,354	0.0
1,376	Nasdaq, Inc.	81,225	0.0
60,053	Old Republic International Corp.	1,908,484	1.1
730	Popular, Inc.	64,977	0.0
700	Principal Financial Group, Inc.	57,428	0.0
25,400	Prosperity Bancshares, Inc.	1,582,420	0.9
381	Reinsurance Group of America, Inc.	79,934	0.0
10,433	Rithm Capital Corp.	116,954	0.1
657	RLI Corp.	95,909	0.1
1,893	SEI Investments Co.	128,175	0.1
1,219	State Street Corp.	92,144	0.1
794	Stifel Financial Corp.	64,274	0.0
2,454	Synchrony Financial	107,485	0.1
15,354	T. Rowe Price Group, Inc.	1,809,162	1.1
892	Tradeweb Markets, Inc. - Class A	97,237	0.1
1,918	Unum Group	103,304	0.1
625 (2)	Voya Financial, Inc.	47,388	0.0
21,837	W.R. Berkley Corp.	1,769,452	1.0
9,821	Willis Towers Watson PLC	2,507,203	1.5
		25,066,644	14.7
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Health Care: 7.4%
10,100	Agilent Technologies, Inc.	$1,317,141	0.8
4,740	Cardinal Health, Inc.	470,540	0.3
221 (1)	Charles River Laboratories International, Inc.	46,065	0.0
78	Chemed Corp.	43,241	0.0
16,314	Cooper Cos., Inc.	1,538,573	0.9
1,626	Encompass Health Corp.	140,470	0.1
1,156 (1)	Enovis Corp.	58,112	0.0
2,058 (1)	Fortrea Holdings, Inc.	52,253	0.0
1,488 (1)	Henry Schein, Inc.	103,178	0.1
27,135 (1)	Hologic, Inc.	2,002,020	1.2
5,124 (1)	ICON PLC	1,664,378	1.0
824	Labcorp Holdings, Inc.	160,606	0.1
303 (1)	Molina Healthcare, Inc.	95,318	0.0
19,147	Quest Diagnostics, Inc.	2,718,300	1.6
486	STERIS PLC	108,320	0.1
225 (1)	United Therapeutics Corp.	61,904	0.0
927	Universal Health Services, Inc. - Class B	175,945	0.1
7,717	Viatris, Inc.	81,800	0.0
15,850	Zimmer Biomet Holdings, Inc.	1,825,127	1.1
		12,663,291	7.4
	Industrials: 22.7%
2,601	A.O. Smith Corp.	217,548	0.1
923	Acuity Brands, Inc.	239,620	0.1
1,291	AECOM	112,756	0.1
16,831	AGCO Corp.	1,806,471	1.1
5,047 (1)	Alaska Air Group, Inc.	212,075	0.1
3,672	Allison Transmission Holdings, Inc.	278,374	0.2
914	AMETEK, Inc.	154,996	0.1
716	Armstrong World Industries, Inc.	82,913	0.1
1,293 (1)	AZEK Co., Inc.	62,012	0.0
1,591 (1)	Builders FirstSource, Inc.	255,817	0.2
1,001	BWX Technologies, Inc.	92,222	0.1
326 (1)	CACI International, Inc. - Class A	138,380	0.1
811	Carlisle Cos., Inc.	339,233	0.2
23,688	Carrier Global Corp.	1,496,845	0.9
696	CH Robinson Worldwide, Inc.	60,114	0.0
723 (1)	Clean Harbors, Inc.	156,595	0.1
5,516 (1)	Core & Main, Inc. - Class A	317,501	0.2
1,217	Crane Holdings Co.	76,939	0.0
423	Cummins, Inc.	119,172	0.1
394	Curtiss-Wright Corp.	111,431	0.1
3,970	Delta Air Lines, Inc.	202,549	0.1
1,478	Donaldson Co., Inc.	108,899	0.1
817	Dover Corp.	150,181	0.1
1,078	EMCOR Group, Inc.	418,975	0.2

See Accompanying Notes to Financial Statements

Voya Multi-Manager Mid Cap Value Fund	PORTFOLIO OF INVESTMENTS as of May 31, 2024 (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Industrials: (continued)
1,486	Esab Corp.	$152,791	0.1
3,746	Expeditors International of Washington, Inc.	452,891	0.3
1,141	Fastenal Co.	75,283	0.0
1,106	Ferguson PLC	227,548	0.1
1,733	Fortive Corp.	129,005	0.1
3,788	Fortune Brands Innovations, Inc.	265,387	0.2
10,621 (1)	FTI Consulting, Inc.	2,281,391	1.3
44,000	Genpact Ltd.	1,454,640	0.9
1,427	Graco, Inc.	115,230	0.1
1,190 (1)	GXO Logistics, Inc.	59,774	0.0
1,577	Howmet Aerospace, Inc.	133,493	0.1
1,966	Hubbell, Inc.	764,558	0.5
450	Huntington Ingalls Industries, Inc.	113,895	0.1
1,481	Ingersoll Rand, Inc.	137,807	0.1
1,602	ITT, Inc.	212,874	0.1
1,798	Jacobs Solutions, Inc.	250,533	0.1
11,722	JB Hunt Transport Services, Inc.	1,884,312	1.1
757 (1)	Kirby Corp.	93,997	0.1
35,148	Knight-Swift Transportation Holdings, Inc.	1,695,891	1.0
8,330	Landstar System, Inc.	1,516,310	0.9
14,666	Leidos Holdings, Inc.	2,156,635	1.3
408	Lennox International, Inc.	205,061	0.1
2,625	Lincoln Electric Holdings, Inc.	515,445	0.3
18,834	ManpowerGroup, Inc.	1,405,393	0.8
5,835	Masco Corp.	407,983	0.2
3,182	MDU Resources Group, Inc.	80,314	0.0
13,400 (1)	Middleby Corp.	1,727,394	1.0
357	MSA Safety, Inc.	64,260	0.0
2,480	MSC Industrial Direct Co., Inc. - Class A	213,032	0.1
595	Nordson Corp.	139,658	0.1
2,658	nVent Electric PLC	216,308	0.1
2,167	Oshkosh Corp.	246,453	0.1
1,932	Otis Worldwide Corp.	191,654	0.1
3,129	Owens Corning	566,568	0.3
3,302	PACCAR, Inc.	354,965	0.2
993	Pentair PLC	80,810	0.0
822	Quanta Services, Inc.	226,823	0.1
696 (3)	RB Global, Inc.	50,585	0.0
9,177	Regal Rexnord Corp.	1,372,329	0.8
5,084	Republic Services, Inc.	941,506	0.6
3,877	Robert Half International, Inc.	249,020	0.1
2,388	Ryder System, Inc.	290,070	0.2
295 (1)	Saia, Inc.	120,797	0.1
3,097	Schneider National, Inc. - Class B	69,621	0.0
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Industrials: (continued)
1,017	Science Applications International Corp.	$136,939	0.1
349 (1)	SiteOne Landscape Supply, Inc.	54,032	0.0
926	Snap-on, Inc.	252,668	0.2
1,913	Southwest Airlines Co.	51,345	0.0
1,621	SS&C Technologies Holdings, Inc.	100,583	0.1
712	Stanley Black & Decker, Inc.	62,065	0.0
350	Tetra Tech, Inc.	73,321	0.0
27,994	Textron, Inc.	2,452,554	1.4
677	Timken Co.	58,825	0.0
17,800	Toro Co.	1,427,382	0.8
561	Trane Technologies PLC	183,705	0.1
14,400	TransUnion	1,035,648	0.6
215	United Rentals, Inc.	143,923	0.1
3,203	Vestis Corp.	39,461	0.0
700	Watsco, Inc.	332,430	0.2
951	Westinghouse Air Brake Technologies Corp.	160,938	0.1
694	Woodward, Inc.	129,431	0.1
844 (1)	XPO, Inc.	90,291	0.1
6,800	Xylem, Inc.	958,936	0.6
		38,866,389	22.7
	Information Technology: 7.8%
13,002 (1)	Akamai Technologies, Inc.	1,199,304	0.7
1,918	Amdocs Ltd.	151,522	0.1
1,297	Amphenol Corp. - Class A	171,684	0.1
1,098 (1)	Arrow Electronics, Inc.	144,178	0.1
235	Broadridge Financial Solutions, Inc.	47,181	0.0
916 (1)	Cirrus Logic, Inc.	105,065	0.1
5,397	Cognizant Technology Solutions Corp. - Class A	357,012	0.2
3,239	Corning, Inc.	120,685	0.1
1,360	Dolby Laboratories, Inc. - Class A	110,174	0.1
995 (1)	F5, Inc.	168,125	0.1
43,000 (1)	Flex Ltd.	1,424,590	0.8
12,823	Hewlett Packard Enterprise Co.	226,326	0.1
2,932	HP, Inc.	107,018	0.1
1,520	Jabil, Inc.	180,728	0.1
394	Jack Henry & Associates, Inc.	64,884	0.0
833 (1)	Keysight Technologies, Inc.	115,354	0.1
357	Littelfuse, Inc.	91,606	0.1
11,200	Maximus, Inc.	964,320	0.6
16,900	MKS Instruments, Inc.	2,139,371	1.2
3,650	Motorola Solutions, Inc.	1,331,922	0.8
1,109	NetApp, Inc.	133,557	0.1

See Accompanying Notes to Financial Statements

Voya Multi-Manager Mid Cap Value Fund	PORTFOLIO OF INVESTMENTS as of May 31, 2024 (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Information Technology: (continued)
470 (1)	Qorvo, Inc.	$46,243	0.0
20,387	Skyworks Solutions, Inc.	1,889,059	1.1
1,471	TD SYNNEX Corp.	192,466	0.1
110 (1)	Teledyne Technologies, Inc.	43,665	0.0
666 (1)	VeriSign, Inc.	116,097	0.1
2,285	Vontier Corp.	91,354	0.0
6,690	Western Union Co.	85,632	0.0
4,713 (1)	Zebra Technologies Corp. - Class A	1,472,058	0.9
		13,291,180	7.8

	Materials: 11.9%
6,883	Amcor PLC	70,000	0.0
8,842	AptarGroup, Inc.	1,305,875	0.8
6,312	Avery Dennison Corp.	1,436,548	0.8
52,585 (1)	Axalta Coating Systems Ltd.	1,871,500	1.1
1,471	Berry Global Group, Inc.	88,084	0.1
12,074	CF Industries Holdings, Inc.	962,660	0.6
1,045	Corteva, Inc.	58,457	0.0
26,672	Crown Holdings, Inc.	2,245,516	1.3
2,416	DuPont de Nemours, Inc.	198,499	0.1
373	Eagle Materials, Inc.	86,682	0.1
1,192	Eastman Chemical Co.	120,785	0.1
15,000	Franco-Nevada Corp.	1,857,000	1.1
4,862	Graphic Packaging Holding Co.	137,692	0.1
3,729	Huntsman Corp.	92,479	0.1
4,875	International Paper Co.	219,814	0.1
1,451	Louisiana-Pacific Corp.	133,028	0.1
4,192	LyondellBasell Industries NV - Class A	416,769	0.2
205	Martin Marietta Materials, Inc.	117,277	0.1
1,511	Mosaic Co.	46,735	0.0
191	NewMarket Corp.	102,198	0.1
2,334	Nucor Corp.	394,096	0.2
2,446	Olin Corp.	131,497	0.1
14,272	Packaging Corp. of America	2,618,769	1.5
464	PPG Industries, Inc.	60,974	0.0
2,921	Reliance Steel & Aluminum Co.	878,578	0.5
402	Royal Gold, Inc.	51,532	0.0
15,567	RPM International, Inc.	1,745,061	1.0
1,697	Silgan Holdings, Inc.	80,183	0.0
1,083	Sonoco Products Co.	66,464	0.0
2,659	Steel Dynamics, Inc.	355,960	0.2
1,365	United States Steel Corp.	52,348	0.0
2,552 (1)	Valvoline, Inc.	103,611	0.1
390	Vulcan Materials Co.	99,750	0.1
12,861	Westlake Corp.	2,064,962	1.2
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Materials: (continued)
1,983	Westrock Co.	$106,368	0.1
		20,377,751	11.9
	Real Estate: 7.0%
17,300	Alexandria Real Estate Equities, Inc.	2,058,700	1.2
1,654	American Homes 4 Rent - Class A	59,610	0.0
3,827	Apartment Income REIT Corp.	148,296	0.1
794	AvalonBay Communities, Inc.	152,988	0.1
20,118	Camden Property Trust	2,065,113	1.2
2,526 (1)	CBRE Group, Inc. - Class A	222,465	0.1
1,713	CubeSmart	72,477	0.0
545	EastGroup Properties, Inc.	90,023	0.1
18,897	Equity LifeStyle Properties, Inc.	1,186,165	0.7
1,065	Equity Residential	69,257	0.0
299	Essex Property Trust, Inc.	77,677	0.1
503	Extra Space Storage, Inc.	72,819	0.1
1,566	First Industrial Realty Trust, Inc.	73,790	0.1
7,078	Host Hotels & Resorts, Inc.	126,979	0.1
1,579	Invitation Homes, Inc.	54,934	0.0
871	Iron Mountain, Inc.	70,281	0.0
560 (1)	Jones Lang LaSalle, Inc.	113,159	0.1
19,100	Lamar Advertising Co. - Class A	2,255,901	1.3
61,400	National Retail Properties, Inc.	2,564,678	1.5
903	Regency Centers Corp.	55,444	0.0
1,501	STAG Industrial, Inc.	52,625	0.0
8,766	Weyerhaeuser Co.	263,243	0.2
		11,906,624	7.0
	Utilities: 3.9%
48,121	Alliant Energy Corp.	2,477,750	1.5
951	Ameren Corp.	69,775	0.0
1,922	Atmos Energy Corp.	222,798	0.1
2,637	CenterPoint Energy, Inc.	80,455	0.1
1,223	CMS Energy Corp.	76,963	0.1
1,501	Consolidated Edison, Inc.	141,920	0.1
848	DTE Energy Co.	98,818	0.1
1,958	Edison International	150,472	0.1
748	Entergy Corp.	84,143	0.1
1,042	Evergy, Inc.	56,956	0.0
1,678	FirstEnergy Corp.	67,556	0.0
4,390	Hawaiian Electric Industries, Inc.	48,246	0.0
470	IDACORP, Inc.	44,871	0.0

See Accompanying Notes to Financial Statements

Voya Multi-Manager Mid Cap Value Fund	PORTFOLIO OF INVESTMENTS as of May 31, 2024 (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Utilities: (continued)
1,062	National Fuel Gas Co.	$60,704	0.0
4,583	NiSource, Inc.	133,182	0.1
4,937	NRG Energy, Inc.	399,897	0.2
2,036	OGE Energy Corp.	73,907	0.1
1,155	Pinnacle West Capital Corp.	91,083	0.1
1,852	PPL Corp.	54,319	0.0
1,655	Public Service Enterprise Group, Inc.	125,383	0.1
708	WEC Energy Group, Inc.	57,369	0.0
35,129	Xcel Energy, Inc.	1,947,903	1.1
		6,564,470	3.9
	Total Common Stock (Cost $152,188,518)	166,285,833	97.3
EXCHANGE-TRADED FUNDS: 0.5%
1,280	iShares Russell Mid-Cap ETF	104,845	0.1
5,200	iShares Russell Mid-Cap Value ETF	640,536	0.4
	Total Exchange-Traded Funds (Cost $747,480)	745,381	0.5
OTHER(4): —%
	Communication Services: —%
1,308 (5)(6)	GCI Liberty, Inc. - Class A	—	—
	Total Other (Cost $—)	—	—
	Total Long-Term Investments (Cost $152,935,998)	167,031,214	97.8
Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 1.9%
	Repurchase Agreements: 0.0%
975 (7)	Bank of Montreal, Repurchase Agreement dated 05/31/2024, 5.330%, due 06/03/2024 (Repurchase Amount $975, collateralized by various U.S. Government/U.S. Government Agency Obligations, 2.149%- 5.590%, Market Value plus accrued interest $995, due 09/01/25-05/01/53)	$975	0.0
	Total Repurchase Agreements (Cost $975)	975	0.0

Shares		Value	Percentage of Net Assets
	Mutual Funds: 1.9%
3,316,925 (8)	BlackRock Liquidity Funds, FedFund, Institutional Class, 5.200% (Cost $3,316,925)	$3,316,925	1.9
	Total Short-Term Investments (Cost $3,317,900)	3,317,900	1.9
	Total Investments in Securities (Cost $156,253,898)	$170,349,114	99.7
	Assets in Excess of Other Liabilities	562,351	0.3
	Net Assets	$170,911,465	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Non-income producing security.
(2)	Investment in affiliate.
(3)	Security, or a portion of the security, is on loan.
(4)	Represents an escrow position for future entitlements, as part of a settlement agreement. if any, on the stock. The escrow position was received. These holdings are non-income producing.
(5)	For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.
(6)	Restricted security as to resale, excluding Rule 144A securities. As of May 31, 2024, the Fund held restricted securities with a fair value of $– or —% of net assets. Please refer to the table below for additional details.
(7)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(8)	Rate shown is the 7-day yield as of May 31, 2024.

See Accompanying Notes to Financial Statements

Voya Multi-Manager Mid Cap Value Fund	PORTFOLIO OF INVESTMENTS as of May 31, 2024 (continued)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of May 31, 2024 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at May 31, 2024
Asset Table
Investments, at fair value
Common Stock*	$166,285,833	$—	$—	$166,285,833
Exchange-Traded Funds	745,381	—	—	745,381
Short-Term Investments	3,316,925	975	—	3,317,900
Total Investments, at fair value	$170,348,139	$975	$—	$170,349,114

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the year ended May 31, 2024, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 5/31/2023	Purchases at Cost	Sales at Cost	Change In Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 5/31/2024	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Financial, Inc.	$66,647	$47,263	$(67,790)	$1,268	$47,388	$468	$1,691	$—
	$66,647	$47,263	$(67,790)	$1,268	$47,388	$468	$1,691	$—

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At May 31, 2024, Voya Multi-Manager Mid Cap Value Fund held the following restricted securities:

Security	Acquisition Date	Acquisition Cost	Fair Value
GCI Liberty, Inc. - Class A	5/23/2023	$—	$—
		$—	$—

At May 31, 2024, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $156,601,566.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$18,755,820
Gross Unrealized Depreciation	(5,008,272)
Net Unrealized Appreciation	$13,747,548

See Accompanying Notes to Financial Statements

Voya Small Cap Growth Fund	PORTFOLIO OF INVESTMENTS as of May 31, 2024

Shares		Value	Percentage of Net Assets
COMMON STOCK: 94.4%
	Consumer Discretionary: 13.9%
91,034 (1)	Boot Barn Holdings, Inc.	$10,826,674	1.0
360,243	Camping World Holdings, Inc. - Class A	7,240,884	0.7
148,670 (1)	Cava Group, Inc.	13,759,408	1.3
220,201	Churchill Downs, Inc.	28,516,029	2.7
139,161 (1)	Dave & Buster’s Entertainment, Inc.	7,109,735	0.7
230,356 (1)	Dutch Bros, Inc. - Class A	8,152,299	0.8
66,037 (1)	Kura Sushi USA, Inc. - Class A	6,597,757	0.6
164,240 (1)	Modine Manufacturing Co.	16,575,101	1.6
146,302	Patrick Industries, Inc.	16,766,209	1.6
261,780 (1)	Skyline Champion Corp.	18,222,506	1.8
96,311	Strategic Education, Inc.	10,923,594	1.1
		144,690,196	13.9
	Energy: 5.5%
1,113,567 (1)	Helix Energy Solutions Group, Inc.	12,817,156	1.2
468,752	Northern Oil and Gas, Inc.	19,186,020	1.9
717,495	Patterson-UTI Energy, Inc.	7,906,795	0.8
73,901 (1)	Tidewater, Inc.	7,636,190	0.7
76,724 (1)	Weatherford International PLC	9,232,966	0.9
		56,779,127	5.5
	Financials: 5.8%
62,261	FirstCash Holdings, Inc.	7,341,817	0.7
44,903	HCI Group, Inc.	4,305,300	0.4
196,917	Moelis & Co. - Class A	11,147,472	1.0
365,205 (1)	Oscar Health, Inc. - Class A	7,289,492	0.7
82,231	Piper Sandler Cos.	17,414,881	1.7
357,454 (1)	Skyward Specialty Insurance Group, Inc.	13,340,183	1.3
		60,839,145	5.8
	Health Care: 18.6%
101,748 (1)	ACADIA Pharmaceuticals, Inc.	1,536,395	0.1
110,987 (1)	Alkermes PLC	2,597,096	0.2
199,369 (1)	Amicus Therapeutics, Inc.	1,953,816	0.2
29,646 (1)	Arcellx, Inc.	1,541,592	0.1
76,700 (1)	Arrowhead Pharmaceuticals, Inc.	1,760,265	0.2
37,399 (1)	Blueprint Medicines Corp.	3,947,838	0.4
60,521 (1)	Bridgebio Pharma, Inc.	1,695,193	0.2
63,194 (1)	Cytokinetics, Inc.	3,065,541	0.3
90,531 (1)	Denali Therapeutics, Inc.	1,680,255	0.2
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Health Care: (continued)
81,994	Ensign Group, Inc.	$9,940,953	1.0
140,782 (1)	Haemonetics Corp.	11,836,951	1.1
86,676 (1)	Halozyme Therapeutics, Inc.	3,838,880	0.4
82,638 (1)	Insmed, Inc.	4,549,222	0.4
62,357 (1)	Intra-Cellular Therapies, Inc.	4,192,885	0.4
16,491 (1)	Krystal Biotech, Inc.	2,639,385	0.3
192,772 (1)	Merit Medical Systems, Inc.	15,643,448	1.5
276,625 (1)	Natera, Inc.	29,468,861	2.8
394,679 (1)	Option Care Health, Inc.	11,769,328	1.1
410,043 (1)	PACS Group, Inc.	12,465,307	1.2
83,920 (1)	Repligen Corp.	12,511,633	1.2
76,761 (1)	Revolution Medicines, Inc.	2,942,249	0.3
40,327 (1)	Rhythm Pharmaceuticals, Inc.	1,438,867	0.1
472,685	Select Medical Holdings Corp.	16,331,267	1.6
119,564	Simulations Plus, Inc.	5,767,767	0.6
55,007 (1)	SpringWorks Therapeutics, Inc.	2,280,590	0.2
96,706 (1)	Tenet Healthcare Corp.	13,076,585	1.3
62,141 (1)	Vaxcyte, Inc.	4,366,648	0.4
36,854 (1)	Vericel Corp.	1,757,936	0.2
107,267 (1)	Viking Therapeutics, Inc.	6,678,443	0.6
		193,275,196	18.6
	Industrials: 16.4%
27,730 (1)	CACI International, Inc. - Class A	11,770,830	1.1
221,818 (1)	Casella Waste Systems, Inc. - Class A	22,312,673	2.2
297,544 (1)	Centuri Holdings, Inc.	8,167,583	0.8
82,405 (1)	Chart Industries, Inc.	12,940,057	1.2
63,010 (1)	Clean Harbors, Inc.	13,647,336	1.3
252,974 (1)	Construction Partners, Inc. - Class A	14,725,616	1.4
239,248	Flowserve Corp.	11,890,626	1.1
241,544	FTAI Aviation Ltd.	20,366,990	2.0
113,902 (1)	Kirby Corp.	14,143,211	1.4
82,197 (1)	MYR Group, Inc.	12,745,467	1.2
111,992 (1)	NV5 Global, Inc.	10,525,008	1.0
22,686 (1)	Saia, Inc.	9,289,463	0.9
217,780	Werner Enterprises, Inc.	8,181,995	0.8
		170,706,855	16.4
	Information Technology: 28.3%
128,305 (1)	Agilysys, Inc.	12,249,278	1.2
1,091,538 (1)	Applied Digital Corp.	4,617,206	0.4
99,936 (1)	Axcelis Technologies, Inc.	11,241,801	1.1
295,974 (1)	Couchbase, Inc.	6,709,731	0.6
28,794 (1)	CyberArk Software Ltd.	6,601,024	0.6
612,230 (1)	ExlService Holdings, Inc.	18,281,188	1.8

See Accompanying Notes to Financial Statements

Voya Small Cap Growth Fund	PORTFOLIO OF INVESTMENTS as of May 31, 2024 (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Information Technology: (continued)
243,103 (1)	FormFactor, Inc.	$13,302,596	1.3
48,460 (1)	Globant SA	7,807,875	0.8
64,617 (1)	Guidewire Software, Inc.	7,361,169	0.7
167,986	Kulicke & Soffa Industries, Inc.	7,671,921	0.7
100,948	Littelfuse, Inc.	25,903,257	2.5
87,914	Maximus, Inc.	7,569,395	0.7
4,712 (1)	MicroStrategy, Inc. - Class A	7,183,397	0.7
58,837 (1)	Nova Ltd.	12,276,340	1.2
127,238	Power Integrations, Inc.	9,671,360	0.9
147,886 (1)	Q2 Holdings, Inc.	8,994,427	0.9
222,586 (1)	Rambus, Inc.	12,300,102	1.2
317,583 (1)	SentinelOne, Inc. - Class A	5,344,922	0.5
178,509	Silicon Motion Technology Corp., ADR	13,939,768	1.3
132,351 (1)	SiTime Corp.	16,122,999	1.6
72,879 (1)	SPS Commerce, Inc.	13,707,811	1.3
6,729 (1)	Super Micro Computer, Inc.	5,278,968	0.5
343,043 (1)	Tenable Holdings, Inc.	14,472,984	1.4
448,509 (1)	Tower Semiconductor Ltd.	16,837,028	1.6
82,082	Universal Display Corp.	14,421,807	1.4
357,073 (1)	Veeco Instruments, Inc.	14,515,017	1.4
		294,383,371	28.3
	Materials: 5.9%
454,698 (1)	Aspen Aerogels, Inc.	13,604,564	1.3
152,903	HB Fuller Co.	12,175,666	1.2
1,080,668	Hudbay Minerals, Inc.	10,547,320	1.0
107,287	Innospec, Inc.	14,033,140	1.3
284,788 (1)	Summit Materials, Inc. - Class A	11,004,208	1.1
		61,364,898	5.9
	Total Common Stock (Cost $787,204,215)	982,038,788	94.4
EXCHANGE-TRADED FUNDS: 1.3%
154,963	SPDR S&P Biotech ETF	13,811,852	1.3
	Total Exchange-Traded Funds (Cost $12,171,641)	13,811,852	1.3
	Total Long-Term Investments (Cost $799,375,856)	995,850,640	95.7
Shares		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 3.5%
	Mutual Funds: 3.5%
36,014,000 (2)	Morgan Stanley Institutional Liquidity Funds - Government Portfolio (Institutional Share Class), 5.230% (Cost $36,014,000)	$36,014,000	3.5
	Total Short-Term Investments (Cost $36,014,000)	$36,014,000	3.5
	Total Investments in Securities (Cost $835,389,856)	$1,031,864,640	99.2
	Assets in Excess of Other Liabilities	8,206,459	0.8
	Net Assets	$1,040,071,099	100.0

ADR	American Depositary Receipt

(1)	Non-income producing security.
(2)	Rate shown is the 7-day yield as of May 31, 2024.

See Accompanying Notes to Financial Statements

Voya Small Cap Growth Fund	PORTFOLIO OF INVESTMENTS as of May 31, 2024 (continued)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of May 31, 2024 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at May 31, 2024
Asset Table
Investments, at fair value
Common Stock*	$982,038,788	$—	$—	$982,038,788
Exchange-Traded Funds	13,811,852	—	—	13,811,852
Short-Term Investments	36,014,000	—	—	36,014,000
Total Investments, at fair value	$1,031,864,640	$—	$—	$1,031,864,640

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

At May 31, 2024, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $854,570,657.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$196,221,224
Gross Unrealized Depreciation	(18,927,444)
Net Unrealized Appreciation	$177,293,780

See Accompanying Notes to Financial Statements

Voya U.S. High Dividend Low Volatility Fund	PORTFOLIO OF INVESTMENTS as of May 31, 2024

Shares		Value	Percentage of Net Assets
COMMON STOCK: 98.0%
	Communication Services: 5.9%
17,691	AT&T, Inc.	$322,330	1.2
8,532	Comcast Corp. - Class A	341,536	1.3
1,515	Electronic Arts, Inc.	201,313	0.7
2,899	Iridium Communications, Inc.	87,289	0.3
1,524	T-Mobile US, Inc.	266,639	1.0
9,550	Verizon Communications, Inc.	392,983	1.4
		1,612,090	5.9

	Consumer Discretionary: 5.1%
22	Booking Holdings, Inc.	83,080	0.3
837	BorgWarner, Inc.	29,847	0.1
1,356	Garmin Ltd.	222,180	0.8
2,928	General Motors Co.	131,731	0.5
4,632	Gentex Corp.	162,120	0.6
2,992	H&R Block, Inc.	148,523	0.5
481	Lear Corp.	60,293	0.2
2,669	LKQ Corp.	114,847	0.4
1,063	NIKE, Inc. - Class B	101,038	0.4
245	Ralph Lauren Corp.	45,786	0.2
1,600	Tapestry, Inc.	69,584	0.3
889	TJX Cos., Inc.	91,656	0.3
7,960	Wendy's Co.	138,902	0.5
		1,399,587	5.1

	Consumer Staples: 8.8%
5,435	Altria Group, Inc.	251,369	0.9
4,227	Coca-Cola Co.	266,005	1.0
2,793	Colgate-Palmolive Co.	259,637	1.0
1,166	General Mills, Inc.	80,162	0.3
868	Ingredion, Inc.	102,059	0.4
5,155	Kraft Heinz Co.	182,332	0.7
693	Molson Coors Beverage Co. - Class B	37,983	0.1
3,543	Mondelez International, Inc. - Class A	242,802	0.9
1,384	PepsiCo, Inc.	239,294	0.9
3,483	Philip Morris International, Inc.	353,107	1.3
2,214	Procter & Gamble Co.	364,292	1.3
		2,379,042	8.8

	Energy: 6.8%
4,785	Baker Hughes Co.	160,202	0.6
1,022	Chevron Corp.	165,870	0.6
578	Civitas Resources, Inc.	42,518	0.2
2,127	ConocoPhillips	247,753	0.9
2,316	Coterra Energy, Inc.	66,052	0.2
600	Diamondback Energy, Inc.	119,556	0.4
1,869	EOG Resources, Inc.	232,784	0.9
10,356	Kinder Morgan, Inc.	201,838	0.7
1,080	Marathon Petroleum Corp.	190,739	0.7
1,483	Phillips 66	210,749	0.8
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Energy: (continued)
1,299	Valero Energy Corp.	$204,125	0.8
		1,842,186	6.8

	Financials: 22.1%
948	Aflac, Inc.	85,197	0.3
1,229	Allstate Corp.	205,882	0.8
929	American Express Co.	222,960	0.8
591	American Financial Group, Inc.	76,777	0.3
385	Ameriprise Financial, Inc.	168,095	0.6
686	Aon PLC - Class A	193,205	0.7
1,027	Ares Management Corp. - Class A	143,955	0.5
898	Assurant, Inc.	155,776	0.6
2,447	Axis Capital Holdings Ltd.	180,784	0.7
1,668	Bank of New York Mellon Corp.	99,430	0.4
2,176	Brown & Brown, Inc.	194,774	0.7
368	Capital One Financial Corp.	50,648	0.2
985	Cboe Global Markets, Inc.	170,395	0.6
4,006	Citigroup, Inc.	249,614	0.9
1,199	CME Group, Inc.	243,373	0.9
3,939	CNO Financial Group, Inc.	113,010	0.4
1,803	Equitable Holdings, Inc.	74,807	0.3
2,694	Essent Group Ltd.	152,750	0.6
228	Globe Life, Inc.	18,869	0.1
386	Goldman Sachs Group, Inc.	176,217	0.6
2,081	Hartford Financial Services Group, Inc.	215,279	0.8
1,680	International Bancshares Corp.	95,474	0.4
2,302	Loews Corp.	176,794	0.7
850	Marsh & McLennan Cos., Inc.	176,443	0.6
3,024	MetLife, Inc.	218,847	0.8
8,239	MGIC Investment Corp.	173,019	0.6
2,093	OneMain Holdings, Inc.	102,808	0.4
1,741	Prudential Financial, Inc.	209,529	0.8
878	Reinsurance Group of America, Inc.	184,204	0.7
14,987	Rithm Capital Corp.	168,004	0.6
1,290	SLM Corp.	27,683	0.1
3,239	Synchrony Financial	141,868	0.5
1,743	Tradeweb Markets, Inc. - Class A	190,004	0.7
940	Travelers Cos., Inc.	202,758	0.7
3,360	Unum Group	180,970	0.7
4,176	Wells Fargo & Co.	250,226	0.9
741	Willis Towers Watson PLC	189,170	0.7

See Accompanying Notes to Financial Statements

Voya U.S. High Dividend Low Volatility Fund	PORTFOLIO OF INVESTMENTS as of May 31, 2024 (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Financials: (continued)
6,159	XP, Inc. - Class A	$116,959	0.4
		5,996,557	22.1

	Health Care: 13.9%
815	AbbVie, Inc.	131,411	0.5
689	AmerisourceBergen Corp.	156,107	0.6
236	Amgen, Inc.	72,180	0.3
5,374	Bristol-Myers Squibb Co.	220,818	0.8
1,600	Cardinal Health, Inc.	158,832	0.6
778	Cigna Group	268,114	1.0
3,426	CVS Health Corp.	204,190	0.7
436	Elevance Health, Inc.	234,777	0.9
58	Eli Lilly & Co.	47,580	0.2
3,559	Gilead Sciences, Inc.	228,737	0.8
230	Humana, Inc.	82,368	0.3
3,973	Johnson & Johnson	582,720	2.1
377	McKesson Corp.	214,735	0.8
2,437	Medtronic PLC	198,299	0.7
3,896	Merck & Co., Inc.	489,104	1.8
178 (1)	Solventum Corp.	10,562	0.0
481	UnitedHealth Group, Inc.	238,273	0.9
10,264	Viatris, Inc.	108,798	0.4
846	Zoetis, Inc.	143,448	0.5
		3,791,053	13.9

	Industrials: 13.8%
672	3M Co.	67,294	0.3
299	Acuity Brands, Inc.	77,623	0.3
1,179	AMETEK, Inc.	199,935	0.7
690	Automatic Data Processing, Inc.	168,995	0.6
258	Cintas Corp.	174,916	0.6
3,929	CSX Corp.	132,604	0.5
188	Curtiss-Wright Corp.	53,170	0.2
2,195	Donaldson Co., Inc.	161,728	0.6
5,034	Dun & Bradstreet Holdings, Inc.	48,276	0.2
2,156	Fortive Corp.	160,493	0.6
1,992	Genpact Ltd.	65,855	0.2
408	Ingersoll Rand, Inc.	37,964	0.1
1,248	Jacobs Solutions, Inc.	173,896	0.6
2,671	Johnson Controls International PLC	192,072	0.7
1,448	Leidos Holdings, Inc.	212,928	0.8
957	Masco Corp.	66,913	0.2
1,570	MSC Industrial Direct Co., Inc. - Class A	134,863	0.5
239	Nordson Corp.	56,098	0.2
391	Old Dominion Freight Line, Inc.	68,523	0.3
1,380	Otis Worldwide Corp.	136,896	0.5
675	Owens Corning	122,222	0.5
265	Parker-Hannifin Corp.	140,853	0.5
512	Pentair PLC	41,667	0.2
232	Republic Services, Inc.	42,964	0.2
3,113	Rollins, Inc.	142,233	0.5
545	Snap-on, Inc.	148,709	0.5
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Industrials: (continued)
2,557	SS&C Technologies Holdings, Inc.	$158,662	0.6
65	United Rentals, Inc.	43,512	0.2
387	Verisk Analytics, Inc.	97,826	0.4
851	Waste Connections, Inc.	139,836	0.5
291	Watts Water Technologies, Inc. - Class A	57,947	0.2
1,299	Westinghouse Air Brake Technologies Corp.	219,830	0.8
		3,747,303	13.8

	Information Technology: 8.0%
1,695	Amdocs Ltd.	133,905	0.5
953	Applied Materials, Inc.	204,971	0.8
313	Broadridge Financial Solutions, Inc.	62,841	0.2
8,054	Cisco Systems, Inc.	374,511	1.4
6,478	Hewlett Packard Enterprise Co.	114,337	0.4
1,331	International Business Machines Corp.	222,077	0.8
96	Intuit, Inc.	55,338	0.2
144	KLA Corp.	109,372	0.4
315	Microsoft Corp.	130,766	0.5
1,694	NetApp, Inc.	204,009	0.8
164	NVIDIA Corp.	179,798	0.7
1,196	Paychex, Inc.	143,712	0.5
1,126	Qualcomm, Inc.	229,760	0.8
		2,165,397	8.0

	Materials: 3.3%
485	Berry Global Group, Inc.	29,042	0.1
3,781	Dow, Inc.	217,899	0.8
2,508	Element Solutions, Inc.	60,267	0.2
1,766	LyondellBasell Industries NV - Class A	175,576	0.7
1,148	PPG Industries, Inc.	150,859	0.6
1,003	RPM International, Inc.	112,436	0.4
484	Sherwin-Williams Co.	147,039	0.5
		893,118	3.3

	Real Estate: 4.4%
530	AvalonBay Communities, Inc.	102,120	0.4
5,948	Brixmor Property Group, Inc.	133,890	0.5
372	EastGroup Properties, Inc.	61,447	0.2
2,704	Equity Residential	175,841	0.7
3,092	Gaming and Leisure Properties, Inc.	138,831	0.5
5,103	Host Hotels & Resorts, Inc.	91,548	0.3
2,371	Invitation Homes, Inc.	82,487	0.3
1,541	Park Hotels & Resorts, Inc.	24,440	0.1

See Accompanying Notes to Financial Statements

Voya U.S. High Dividend Low Volatility Fund	PORTFOLIO OF INVESTMENTS as of May 31, 2024 (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Real Estate: (continued)
2,202	Regency Centers Corp.	$135,203	0.5
6,467	Sabra Health Care REIT, Inc.	94,289	0.3
5,848	VICI Properties, Inc.	167,896	0.6
		1,207,992	4.4

	Utilities: 5.9%
1,659	American Electric Power Co., Inc.	149,725	0.6
1,391	Atmos Energy Corp.	161,245	0.6
1,063	Black Hills Corp.	60,006	0.2
1,483	DTE Energy Co.	172,814	0.6
2,609	Edison International	200,501	0.7
2,527	Evergy, Inc.	138,126	0.5
2,206	National Fuel Gas Co.	126,095	0.5
5,462	NiSource, Inc.	158,726	0.6
2,502	NorthWestern Corp.	130,004	0.5
1,024	ONE Gas, Inc.	63,109	0.2
2,454	PG&E Corp.	45,497	0.2
2,633	Sempra Energy	202,820	0.7
		1,608,668	5.9

	Total Common Stock (Cost $24,369,054)	26,642,993	98.0
EXCHANGE-TRADED FUNDS: 1.8%
2,664	iShares Russell 1000 Value ETF	471,954	1.8
	Total Exchange-Traded Funds (Cost $466,719)	471,954	1.8
	Total Long-Term Investments (Cost $24,835,773)	27,114,947	99.8

Shares		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 0.3%
	Mutual Funds: 0.3%
91,000 (2)	Morgan Stanley Institutional Liquidity Funds - Government Portfolio (Institutional Share Class), 5.230% (Cost $91,000)	$91,000	0.3
	Total Short-Term Investments (Cost $91,000)	91,000	0.3
	Total Investments in Securities (Cost $24,926,773)	$27,205,947	100.1
	Liabilities in Excess of Other Assets	(24,039)	(0.1)
	Net Assets	$27,181,908	100.0
(1)	Non-income producing security.
(2)	Rate shown is the 7-day yield as of May 31, 2024.

See Accompanying Notes to Financial Statements

Voya U.S. High Dividend Low Volatility Fund	PORTFOLIO OF INVESTMENTS as of May 31, 2024 (continued)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of May 31, 2024 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at May 31, 2024
Asset Table
Investments, at fair value
Common Stock*	$26,642,993	$—	$—	$26,642,993
Exchange-Traded Funds	471,954	—	—	471,954
Short-Term Investments	91,000	—	—	91,000
Total Investments, at fair value	$27,205,947	$—	$—	$27,205,947

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

At May 31, 2024, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $25,257,663.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$3,129,988
Gross Unrealized Depreciation	(1,181,703)
Net Unrealized Appreciation	$1,948,285

See Accompanying Notes to Financial Statements

TAX INFORMATION (Unaudited)

Dividends and distributions paid during the year ended May 31, 2024 were as follows:

		Per Share
Fund Name	Type	Amount
Voya Large-Cap Growth Fund
Class A	NII	$ —
Class C	NII	$ —
Class I	NII	$0.0704
Class R	NII	$ —
Class R6	NII	$0.0748
Class W	NII	$ —
Voya Large Cap Value Fund
Class A	NII	$0.1519
Class C	NII	$0.0680
Class I	NII	$0.1893
Class R	NII	$0.1276
Class R6	NII	$0.1918
Class W	NII	$0.1785
All Classes	STCG	$0.1203
All Classes	LTCG	$0.9147
		Per Share
Fund Name	Type	Amount
Voya MidCap Opportunities Fund All Classes	LTCG	$0.1728

Voya Multi-Manager Mid Cap Value Fund Class I	NII	$0.0929

Voya U.S. High Dividend Low Volatility Fund
Class A	NII	$0.2530
Class I	NII	$0.2820
Class R6	NII	$0.2867
All Classes	LTCG	$0.1236

NII - Net investment income

STCG - Short-term capital gain

LTCG - Long-term capital gain

Of the ordinary distributions made during the year ended May 31, 2024, the following percentages qualify for the dividends received deduction (DRD) available to corporate shareholders:

Voya Large-Cap Growth Fund	100.00%
Voya Large Cap Value Fund	100.00%
Voya Multi-Manager Mid Cap Value Fund	32.36%
Voya U.S. High Dividend Low Volatility Fund	96.08%

For the year ended May 31, 2024, the following are percentages of ordinary distributions paid by the Funds that are designated as qualifying dividend income (QDI) subject to reduced income tax rates for individuals:

Voya Large-Cap Growth Fund	100.00%
Voya Large Cap Value Fund	100.00%
Voya Multi-Manager Mid Cap Value Fund	33.77%
Voya U.S. High Dividend Low Volatility Fund	100.00%

For the year ended May 31, 2024, the Funds designate the following amounts of long-term capital gain distributions as 20% rate long-term capital gain dividends under Internal Revenue Code Section 852(b)(3)(C):

Voya Large Cap Value Fund	$ 50,437,427
Voya MidCap Opportunities Fund	$ 5,797,978
Voya U.S. High Dividend Low Volatility Fund	$ 1,098,024

The Funds designate the following amounts as Section 199A dividends:

Voya Large-Cap Growth Fund	$ 149,953
Voya Large Cap Value Fund	$ 782,274
Voya Multi-Manager Mid Cap Value Fund	$ 395,312
Voya U.S. High Dividend Low Volatility Fund	$ 267,385

TAX INFORMATION (Unaudited) (continued)

Above figures may differ from those cited elsewhere in this report due to differences in the calculation of income and gains under U.S. generally accepted accounting principles (book) purposes and Internal Revenue Service (tax) purposes.

Shareholders are strongly advised to consult their own tax advisers with respect to the tax consequences of their investments in the Funds. In January, shareholders, excluding corporate shareholders, receive an IRS 1099-DIV regarding the federal tax status of the dividends and distributions they received in the calendar year.

Investment Adviser

Voya Investments, LLC

7337 East Doubletree Ranch Road, Suite 100

Scottsdale, Arizona 85258

Distributor

Voya Investments Distributor, LLC

7337 East Doubletree Ranch Road, Suite 100

Scottsdale, Arizona 85258

Transfer Agent

BNY Mellon Investment Servicing (U.S.) Inc.

301 Bellevue Parkway

Wilmington, Delaware 19809

Independent Registered Public Accounting Firm

Ernst & Young LLP

200 Clarendon Street

Boston, Massachusetts 02116

Custodian

The Bank of New York Mellon

225 Liberty Street

New York, New York 10286

Legal Counsel

Ropes & Gray LLP

Prudential Tower

800 Boylston Street

Boston, Massachusetts 02199

For more complete information, or to obtain a prospectus on any Voya mutual fund, please call your financial advisor or Voya Investments Distributor, LLC at (800) 992-0180 or log on to www.voyainvestments.com. The prospectus should be read carefully before investing. Consider the fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this information and other information about the fund. Check with your investment professional to determine which funds are available for sale within their firm. Not all funds are available for sale at all firms.

RETIREMENT | INVESTMENTS | INSURANCE

voyainvestments.com
163058 (0524)

Annual Financial Statements and Other Information

May 31, 2024

Classes A, C, I, R, R6 and W

Domestic Equity and Growth Funds

■	Voya Corporate Leaders® 100 Fund

■	Voya Small Company Fund

This report is submitted for general information to shareholders of the Voya mutual funds. It is not authorized for distribution to prospective shareholders unless accompanied or preceded by a prospectus which includes details regarding the funds’ investment objectives, risks, charges, expenses and other information. This information should be read carefully.

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PROXY VOTING INFORMATION

A description of the policies and procedures that the Funds use to determine how to vote proxies related to portfolio securities is available: (1) without charge, upon request, by calling Shareholder Services toll-free at (800) 992-0180; (2) on the Funds’ website at www.voyainvestments.com; and (3) on the U.S. Securities and Exchange Commission’s (“SEC’s”) website at www.sec.gov. Information regarding how the Funds voted proxies related to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Funds’ website at www.voyainvestments.com and on the SEC’s website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form NPORT-P. The Funds’ Forms NPORT-P are available on the SEC’s website at www.sec.gov. Each Fund’s complete schedule of portfolio holdings is available at: www.voyainvestments.com and without charge upon request from the Fund by calling Shareholder Services toll-free at (800) 992-0180.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of Voya Corporate Leaders® 100 Fund and Voya Small Company Fund and the Board of Trustees of Voya Equity Trust

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of Voya Corporate Leaders® 100 Fund and Voya Small Company Fund (collectively referred to as the “Funds”) (two of the funds constituting Voya Equity Trust (the “Trust”)), including the portfolios of investments, as of May 31, 2024, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Funds (two of the funds constituting Voya Equity Trust) at May 31, 2024, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended and their financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of May 31, 2024, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more Voya investment companies since 2019.

Boston, Massachusetts

July 29, 2024

1

STATEMENTS OF ASSETS AND LIABILITIES as of May 31, 2024

	Voya Corporate	Voya Small
	Leaders® 100 Fund	Company Fund
ASSETS:
Investments in securities at fair value+*	$1,000,114,803	$206,492,080
Short-term investments at fair value†	8,636,000	9,416,588
Cash	354,855	100,970
Cash collateral for futures contracts	377,600	–
Receivables:
Fund shares sold	280,622	44,738
Dividends	2,016,997	232,319
Interest	165	175
Foreign tax reclaims	–	9,202
Variation margin on futures contracts	68,000	–
Prepaid expenses	51,561	40,524
Reimbursement due from Investment Adviser	84,087	8,855
Other assets	48,996	24,724
Total assets	1,012,033,686	216,370,175

LIABILITIES:
Payable for investment securities purchased	160,439	–
Payable for fund shares redeemed	281,583	30,889
Payable upon receipt of securities loaned	–	9,037,588
Payable for investment management fees	404,064	130,317
Payable for distribution and shareholder service fees	164,543	7,432
Payable to trustees under the deferred compensation plan (Note 6)	48,996	24,724
Payable for trustee fees	2,275	479
Other accrued expenses and liabilities	417,687	284,458
Total liabilities	1,479,587	9,515,887
NET ASSETS	$1,010,554,099	$206,854,288

NET ASSETS WERE COMPRISED OF:
Paid-in capital	$577,008,290	$216,008,348
Total distributable earnings (loss)	433,545,809	(9,154,060)
NET ASSETS	$1,010,554,099	$206,854,288

+ Including securities loaned at value	$—	$8,734,424
* Cost of investments in securities	$581,352,121	$218,799,404
† Cost of short-term investments	$8,636,000	$9,416,588

See Accompanying Notes to Financial Statements

2

STATEMENTS OF ASSETS AND LIABILITIES as of May 31, 2024 (continued)

	Voya Corporate	Voya Small
	Leaders® 100 Fund	Company Fund
Class A
Net assets	$497,912,613	$30,540,576
Shares authorized	unlimited	unlimited
Par value	$0.010	$0.010
Shares outstanding	21,386,285	2,727,214
Net asset value and redemption price per share†	$23.28	$11.20
Maximum offering price per share (5.75%)(1)	$24.70	$11.88

Class C
Net assets	$39,073,319	$1,117,760
Shares authorized	unlimited	unlimited
Par value	$0.010	$0.010
Shares outstanding	1,687,735	163,418
Net asset value and redemption price per share†	$23.15	$6.84

Class I
Net assets	$366,732,709	$56,200,767
Shares authorized	unlimited	unlimited
Par value	$0.010	$0.010
Shares outstanding	15,720,415	3,746,363
Net asset value and redemption price per share	$23.33	$15.00

Class R
Net assets	$81,767,582	$87,029
Shares authorized	unlimited	unlimited
Par value	$0.010	$0.010
Shares outstanding	3,549,103	7,802
Net asset value and redemption price per share	$23.04	$11.16

Class R6
Net assets	$13,489,486	$92,714,027
Shares authorized	unlimited	unlimited
Par value	$0.010	$0.010
Shares outstanding	577,853	6,154,083
Net asset value and redemption price per share	$23.34	$15.07

Class W
Net assets	$11,578,390	$26,194,129
Shares authorized	unlimited	unlimited
Par value	$0.010	$0.010
Shares outstanding	493,994	1,746,963
Net asset value and redemption price per share	$23.44	$14.99

(1)	Maximum offering price is computed at 100/94.25 of net asset value. On purchases of $50,000 or more, the offering price is reduced.
†	Redemption price per share may be reduced for any applicable contingent deferred sales charges.

See Accompanying Notes to Financial Statements

3

STATEMENTS OF OPERATIONS for the year ended May 31, 2024

	Voya Corporate	Voya Small
	Leaders® 100 Fund	Company Fund
INVESTMENT INCOME:
Dividends, net of foreign taxes withheld*	$22,778,625	$3,383,339
Interest	27,729	4,948
Securities lending income, net	—	52,199
Other	6,056	151,337
Total investment income	22,812,410	3,591,823

EXPENSES:
Investment management fees	4,343,355	1,436,637
Distribution and shareholder service fees:
Class A	1,154,526	76,055
Class C	439,990	12,939
Class R	374,343	463
Transfer agent fees:
Class A	333,986	33,880
Class C	32,567	1,432
Class I	212,145	23,248
Class R	54,016	101
Class R6	504	956
Class W	9,052	27,269
Shareholder reporting expense	52,276	3,096
Registration fees	104,140	82,202
Professional fees	86,065	5,676
Custody and accounting expense	49,449	12,040
Trustee fees	22,751	4,791
Licensing fee (Note 7)	147,188	—
Miscellaneous expense	52,163	22,045
Interest expense	—	3,696
Total expenses	7,468,516	1,746,526
Waived and reimbursed fees	(750,455)	(25)
Net expenses	6,718,061	1,746,501
Net investment income	16,094,349	1,845,322

REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	53,870,925	15,133,234
Foreign currency related transactions	—	78
Futures	1,211,094	—
Net realized gain	55,082,019	15,133,312
Net change in unrealized appreciation (depreciation) on:
Investments	117,998,458	12,715,989
Foreign currency related transactions	—	(19)
Futures	(101,465)	—
Net change in unrealized appreciation (depreciation)	117,896,993	12,715,970
Net realized and unrealized gain	172,979,012	27,849,282
Increase in net assets resulting from operations	$189,073,361	$29,694,604

* Foreign taxes withheld	$—	$16,014

See Accompanying Notes to Financial Statements

4

STATEMENTS OF CHANGES IN NET ASSETS

	Voya Corporate Leaders® 100 Fund		Voya Small Company Fund
	Year Ended May 31, 2024	Year Ended May 31, 2023	Year Ended May 31, 2024	Year Ended May 31, 2023
FROM OPERATIONS:
Net investment income	$16,094,349	$14,306,061	$1,845,322	$1,360,602
Net realized gain (loss)	55,082,019	3,217,699	15,133,312	(12,716,454)
Net change in unrealized appreciation (depreciation)	117,896,993	(10,322,204)	12,715,970	(6,110,807)
Increase (decrease) in net assets resulting from operations	189,073,361	7,201,556	29,694,604	(17,466,659)

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):
Class A	(19,856,407)	(22,405,653)	(77,784)	(82,150)
Class C	(1,596,819)	(2,654,453)	—	(58)
Class I	(14,540,284)	(15,213,771)	(186,700)	(158,404)
Class R	(3,063,289)	(3,357,719)	—	(129)
Class R6	(584,462)	(402,103)	(391,252)	(440,526)
Class W	(582,470)	(727,336)	(39,757)	(153,869)
Total distributions	(40,223,731)	(44,761,035)	(695,493)	(835,136)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	246,552,322	153,425,577	74,720,745	108,568,030
Reinvestment of distributions	37,090,642	41,046,526	681,743	822,278
	283,642,964	194,472,103	75,402,488	109,390,308
Cost of shares redeemed	(215,906,826)	(246,348,985)	(66,551,374)	(138,276,470)
Net increase (decrease) in net assets resulting from capital share transactions	67,736,138	(51,876,882)	8,851,114	(28,886,162)
Net increase (decrease) in net assets	216,585,768	(89,436,361)	37,850,225	(47,187,957)

NET ASSETS:
Beginning of year or period	793,968,331	883,404,692	169,004,063	216,192,020
End of year or period	$1,010,554,099	$793,968,331	$206,854,288	$169,004,063

See Accompanying Notes to Financial Statements

5

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations			Less Distributions								Ratios to average net assets				Supplemental Data

Year or period ended	($)	($)	($)	($)	($)		($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000's)	(%)

Voya Corporate Leaders® 100 Fund
Class A
05-31-24	19.79	0.37•	4.07	4.44	0.34		0.61	—	0.95	—	23.28	22.92	0.86	0.81	0.81	1.70	497,913	24
05-31-23	20.76	0.34•	(0.21)	0.13	0.33		0.77	—	1.10	—	19.79	0.83	0.92	0.81	0.81	1.70	418,159	29
05-31-22	22.56	0.29•	(0.31)	(0.02)	0.28		1.50	—	1.78	—	20.76	(0.68)	0.89	0.81	0.81	1.29	428,157	28
05-31-21	19.35	0.31•	7.79	8.10	0.40		4.49	—	4.89	—	22.56	46.33	0.96	0.81	0.81	1.49	441,976	27
05-31-20	20.14	0.36•	0.86	1.22	0.38		1.63	—	2.01	—	19.35	5.08	0.95	0.82	0.82	1.73	323,701	103
Class C
05-31-24	19.66	0.26•	4.03	4.29	0.19		0.61	—	0.80	—	23.15	22.26	1.61	1.31	1.31	1.20	39,073	24
05-31-23	20.61	0.23•	(0.20)	0.03	0.21		0.77	—	0.98	—	19.66	0.31	1.67	1.35	1.35	1.15	47,270	29
05-31-22	22.39	0.17•	(0.31)	(0.14)	0.14		1.50	—	1.64	—	20.61	(1.19)	1.64	1.34	1.34	0.75	63,022	28
05-31-21	19.21	0.19•	7.73	7.92	0.25		4.49	—	4.74	—	22.39	45.54	1.71	1.38	1.38	0.92	78,110	27
05-31-20	20.01	0.24•	0.86	1.10	0.27		1.63	—	1.90	—	19.21	4.51	1.70	1.36	1.36	1.17	77,642	103
Class I
05-31-24	19.83	0.44•	4.07	4.51	0.40		0.61	—	1.01	—	23.33	23.30	0.60	0.49	0.49	2.02	366,733	24
05-31-23	20.80	0.40•	(0.20)	0.20	0.40		0.77	—	1.17	—	19.83	1.16	0.63	0.49	0.49	2.02	243,883	29
05-31-22	22.60	0.37•	(0.32)	0.05	0.35		1.50	—	1.85	—	20.80	(0.37)	0.60	0.49	0.49	1.64	308,185	28
05-31-21	19.37	0.38•	7.80	8.18	0.46		4.49	—	4.95	—	22.60	46.84	0.65	0.49	0.49	1.80	213,638	27
05-31-20	20.15	0.43•	0.87	1.30	0.45		1.63	—	2.08	—	19.37	5.45	0.62	0.50	0.50	2.04	156,971	103
Class R
05-31-24	19.59	0.31•	4.03	4.34	0.28		0.61	—	0.89	—	23.04	22.63	1.11	1.06	1.06	1.45	81,768	24
05-31-23	20.57	0.28•	(0.21)	0.07	0.28		0.77	—	1.05	—	19.59	0.54	1.17	1.10	1.10	1.41	65,878	29
05-31-22	22.37	0.23•	(0.32)	(0.09)	0.21		1.50	—	1.71	—	20.57	(0.98)	1.14	1.09	1.09	1.02	62,865	28
05-31-21	19.21	0.24•	7.73	7.97	0.32		4.49	—	4.81	—	22.37	45.93	1.21	1.13	1.13	1.17	63,791	27
05-31-20	20.01	0.30•	0.85	1.15	0.32		1.63	—	1.95	—	19.21	4.77	1.20	1.11	1.11	1.43	50,071	103
Class R6
05-31-24	19.84	0.44•	4.07	4.51	0.40		0.61	—	1.01	—	23.34	23.27	0.54	0.48	0.48	2.00	13,489	24
05-31-23	20.81	0.40•	(0.20)	0.20	0.40		0.77	—	1.17	—	19.84	1.16	0.56	0.48	0.48	2.03	7,112	29
05-31-22	22.61	0.36•	(0.31)	0.05	0.35		1.50	—	1.85	—	20.81	(0.36)	0.54	0.48	0.48	1.58	7,323	28
05-31-21	19.38	0.38•	7.81	8.19	0.47		4.49	—	4.95	—	22.61	46.83	0.56	0.48	0.48	1.82	13,764	27
05-31-20	20.16	0.43•	0.88	1.31	0.46		1.63	—	2.09	—	19.38	5.47	0.58	0.49	0.49	2.04	11,195	103
Class W
05-31-24	19.92	0.42•	4.10	4.52	0.39		0.61	—	1.00	—	23.44	23.22	0.61	0.56	0.56	1.95	11,578	24
05-31-23	20.89	0.39•	(0.21)	0.18	0.38		0.77	—	1.15	—	19.92	1.08	0.67	0.56	0.56	1.95	11,668	29
05-31-22	22.69	0.35•	(0.32)	0.03	0.33		1.50	—	1.83	—	20.89	(0.44)	0.64	0.56	0.56	1.54	13,848	28
05-31-21	19.41	0.37•	7.82	8.19	0.42		4.49	—	4.91	—	22.69	46.75	0.71	0.56	0.56	1.74	16,255	27
05-31-20	20.18	0.40•	0.90	1.30	0.44		1.63	—	2.07	—	19.41	5.43	0.70	0.57	0.57	1.90	17,533	103
Voya Small Company Fund
Class A
05-31-24	9.51	0.07•	1.65	1.72	0.03		—	—	0.03	—	11.20	18.08	1.18	1.18	1.18	0.69	30,541	197
05-31-23	10.11	0.04•	(0.61)	(0.57)	0.03		—	—	0.03	—	9.51	(5.69)	1.21	1.18	1.18	0.39	29,041	314
05-31-22	15.58	(0.05)•	(1.62)	(1.67)	—		3.80	—	3.80	—	10.11	(12.61)	1.39	1.34	1.34	(0.42)	34,940	111
05-31-21	9.86	(0.05)•	5.77	5.72	—		—	—	—	—	15.58	58.01	1.48	1.35	1.35	(0.41)	44,179	143
05-31-20	10.56	(0.02)	(0.67)	(0.69)	0.01		—	0.00*	0.01	—	9.86	(6.49)	1.46	1.36	1.36	(0.13)	35,156	135
Class C
05-31-24	5.84	(0.00)*•	1.00	1.00	—		—	—	—	—	6.84	17.12	1.93	1.93	1.93	(0.06)	1,118	197
05-31-23	6.23	(0.02)•	(0.37)	(0.39)	0.00	*	—	—	0.00*	—	5.84	(6.26)	1.96	1.93	1.93	(0.38)	1,378	314
05-31-22	11.22	(0.11)•	(1.08)	(1.19)	—		3.80	—	3.80	—	6.23	(13.39)	2.14	2.09	2.09	(1.19)	2,144	111
05-31-21	7.15	(0.10)•	4.17	4.07	—		—	—	—	—	11.22	56.92	2.23	2.10	2.10	(1.16)	4,353	143

See Accompanying Notes to Financial Statements

6

FINANCIAL HIGHLIGHTS (continued)

		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data

Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)

Voya Small Company Fund (continued)
Class C (continued)
05-31-20	7.71	(0.07)•	(0.48)	(0.55)	0.01	—	0.00*	0.01	—	7.15	(7.14)	2.21	2.11	2.11	(0.87)	3,590	135
Class I
05-31-24	12.73	0.14•	2.19	2.33	0.06	—	—	0.06	—	15.00	18.38	0.87	0.87	0.87	1.00	56,201	197
05-31-23	13.51	0.08•	(0.81)	(0.73)	0.05	—	—	0.05	—	12.73	(5.37)	0.94	0.87	0.87	0.65	35,491	314
05-31-22	19.42	(0.02)•	(2.09)	(2.11)	—	3.80	—	3.80	—	13.51	(12.36)	1.04	1.03	1.03	(0.14)	88,522	111
05-31-21	12.27	(0.02)•	7.19	7.17	—	0.02	—	0.02	—	19.42	58.49	1.24	1.04	1.04	(0.10)	235,238	143
05-31-20	13.12	0.03	(0.83)	(0.80)	0.05	—	0.00*	0.05	—	12.27	(6.16)	1.23	1.05	1.05	0.19	224,718	135
Class R
05-31-24	9.47	0.04•	1.65	1.69	—	—	—	—	—	11.16	17.85	1.43	1.43	1.43	0.43	87	197
05-31-23	10.08	0.02•	(0.62)	(0.60)	0.01	—	—	0.01	—	9.47	(5.92)	1.46	1.43	1.43	0.17	95	314
05-31-22	15.58	(0.08)•	(1.62)	(1.70)	—	3.80	—	3.80	—	10.08	(12.83)	1.64	1.59	1.59	(0.65)	71	111
05-31-21	9.89	(0.08)•	5.77	5.69	—	—	—	—	—	15.58	57.53	1.73	1.60	1.60	(0.67)	70	143
05-31-20	10.55	(0.04)•	(0.57)	(0.61)	0.05	—	0.00*	0.05	—	9.89	(5.80)	1.71	1.61	1.61	(0.39)	39	135
Class R6
05-31-24	12.77	0.15•	2.21	2.36	0.06	—	—	0.06	—	15.07	18.54	0.82	0.82	0.82	1.05	92,714	197
05-31-23	13.56	0.10•	(0.83)	(0.73)	0.06	—	—	0.06	—	12.77	(5.38)	0.85	0.85	0.85	0.78	84,357	314
05-31-22	19.47	(0.02)•	(2.09)	(2.11)	—	3.80	—	3.80	—	13.56	(12.32)	1.03	1.00	1.00	(0.09)	41,310	111
05-31-21	12.30	(0.01)•	7.20	7.19	—	0.02	—	0.02	—	19.47	58.52	1.05	1.03	1.03	(0.09)	108,522	143
05-31-20	13.13	0.04	(0.84)	(0.80)	0.03	—	0.00*	0.03	—	12.30	(6.11)	1.04	1.02	1.02	0.21	69,755	135
Class W
05-31-24	12.71	0.14•	2.18	2.32	0.04	—	—	0.04	—	14.99	18.26	0.93	0.93	0.93	0.96	26,194	197
05-31-23	13.49	0.08•	(0.81)	(0.73)	0.05	—	—	0.05	—	12.71	(5.41)	0.96	0.93	0.93	0.62	18,641	314
05-31-22	19.41	(0.03)•	(2.09)	(2.12)	—	3.80	—	3.80	—	13.49	(12.43)	1.14	1.09	1.09	(0.17)	49,206	111
05-31-21	12.27	(0.02)•	7.18	7.16	—	0.02	—	0.02	—	19.41	58.36	1.23	1.10	1.10	(0.14)	67,110	143
05-31-20	13.09	0.07•	(0.88)	(0.81)	0.01	—	0.00*	0.01	—	12.27	(6.19)	1.21	1.11	1.11	0.61	66,879	135

(1)	Total return is calculated assuming reinvestment of all dividends, capital gain distributions and return of capital distributions, if any, at net asset value and excluding the deduction of sales charges or contingent deferred sales charges, if applicable. Total return for periods less than one year is not annualized.

(2)	Annualized for periods less than one year.

(3)	Ratios reflect operating expenses of a Fund. Expenses before reductions/additions do not reflect amounts reimbursed or recouped by the Investment Adviser and/or Distributor or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by a Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the Investment Adviser and/or Distributor or recoupment of previously reimbursed fees by the Investment Adviser, but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions/additions represent the net expenses paid by a Fund. Net investment income (loss) is net of all such additions or reductions.

•	Calculated using average number of shares outstanding throughout the year or period.

*	Amount is less than $0.005 or 0.005% or more than $(0.005) or (0.005)%.

See Accompanying Notes to Financial Statements

7

NOTES TO FINANCIAL STATEMENTS as of May 31, 2024

NOTE 1 — ORGANIZATION

Voya Equity Trust (the “Trust”) is a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end investment management company. The Trust was organized on June 12, 1998 and consists of eleven separate active investment series. This report is for: Voya Corporate Leaders® 100 Fund (“Corporate Leaders® 100”) and Voya Small Company Fund (“Small Company”) (each, a “Fund” and collectively, the “Funds”). Each Fund is a diversified series of the Trust.

Each Fund offers at least five or more of the following classes of shares: Class A, Class C, Class I, Class R, Class R6, and Class W. The separate classes of shares differ principally in the applicable sales charges (if any), distribution fees and shareholder servicing fees, as well as differences in the amount of waiver of fees and reimbursement of expenses, if any. Generally, shareholders of each class also bear certain expenses that pertain to that particular class. All shareholders are allocated the common expenses of a fund and earn income and realized gains/losses from a fund pro rata based on the daily ending net assets of each class, without distinction between share classes. Expenses that are specific to a fund or a class are charged directly to that fund or class. Other operating expenses shared by several funds are generally allocated among those funds based on average net assets. Distributions are determined separately for each class based on income and expenses allocated to each class. Realized gain distributions are allocated to each class pro rata based on the shares outstanding of each class on the date of distribution. Differences in per share dividend rates generally result from differences in separate class expenses, including distribution, and shareholder servicing fees, if applicable, as well as differences in the amount of waiver of fees and reimbursement of expenses between the separate classes, if any.

Class C shares, along with their pro rata reinvested dividend shares, automatically convert to Class A shares eight years after purchase.

Voya Investments, LLC (“Voya Investments” or the “Investment Adviser”), an Arizona limited liability company, serves as the Investment Adviser to the Funds. Voya Investments has engaged Voya Investment Management Co. LLC (“Voya IM” or the “Sub-Adviser”), a Delaware limited liability company, to serve as the Sub-Adviser to the Funds. Voya Investments Distributor, LLC (“VID” or the “Distributor”), a Delaware limited liability company, serves as the principal underwriter to the Funds.

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Funds in the preparation of their financial statements. Each Fund is considered an investment company under U.S. generally accepted accounting principles (“GAAP”) and follows the accounting and reporting guidance applicable to investment companies.

A. Security Valuation. Each Fund is open for business every day the New York Stock Exchange (“NYSE”) opens for regular trading (each such day, a “Business Day”). The net asset value (“NAV”) per share for each class of each Fund is determined each Business Day as of the close of the regular trading session (“Market Close”), as determined by the Consolidated Tape Association (“CTA”), the central distributor of transaction prices for exchange-traded securities (normally 4:00 p.m. Eastern Time unless otherwise designated by the CTA). The NAV per share of each class of each Fund is calculated by taking the value of the Fund’s assets attributable to that class, subtracting the Fund’s liabilities attributable to that class, and dividing by the number of shares of that class that are outstanding. On days when a Fund is closed for business, Fund shares will not be priced and a Fund does not transact purchase and redemption orders. To the extent a Fund’s assets are traded in other markets on days when a Fund does not price its shares, the value of a Fund’s assets will likely change and you will not be able to purchase or redeem shares of a Fund.

Portfolio securities for which market quotations are readily available are valued at market value. Investments in open-end registered investment companies that do not trade on an exchange are valued at the end of day NAV per share. The prospectuses of the open-end registered investment companies in which each Fund may invest explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing. Foreign securities’ prices are converted into U.S. dollar amounts using the applicable exchange rates as of Market Close.

When a market quotation for a portfolio security is not readily available or is deemed unreliable (for example when trading has been halted or there are unexpected market closures or other material events that would suggest that the market quotation is unreliable) and for purposes of determining the value of other Fund assets, the asset is priced at its fair value. The Board has designated the Investment Adviser, as the valuation designee, to make fair value determinations in good faith. In determining the fair value of each Fund’s assets, the Investment Adviser, pursuant to its fair valuation policy, may consider inputs from pricing service providers, broker-dealers, or each Fund’s sub-adviser(s). Issuer specific events, transaction price, position size, nature and duration of restrictions on disposition of the security, market trends, bid/ask quotes of brokers and other market data may be reviewed in the course of making a good faith determination of an asset’s fair value. Because trading hours for certain foreign securities end before Market Close, closing market quotations may become unreliable.

8

NOTES TO FINANCIAL STATEMENTS as of May 31, 2024 (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

The prices of foreign securities will generally be adjusted based on inputs from an independent pricing service that are intended to reflect valuation changes through the NYSE close. Because of the inherent uncertainties of fair valuation, the values used to determine each Fund’s NAV may materially differ from the value received upon actual sale of those investments. Thus, fair valuation may have an unintended dilutive or accretive effect on the value of shareholders’ investments in each Fund.

The Funds’ financial instruments are valued at the close of the NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 — quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date.

Level 2 — inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads).

Level 3 — unobservable inputs (including the fund’s own assumptions in determining fair value).

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

A table summarizing each Fund’s investments under these levels of classification is included within the Portfolio of Investments.

Each investment asset or liability of the Funds is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as “Level 1,” inputs other than quoted prices for an asset or liability that are observable are classified as “Level 2” and significant unobservable inputs, including the Sub-Adviser’s or Pricing Committee’s judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as “Level 3.” The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Short-term securities of sufficient credit quality are generally considered to be Level 2 securities under applicable accounting rules. A table summarizing each Fund’s investments under these levels of classification is included within each Portfolios of Investments.

GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. A reconciliation of Level 3 investments within the Portfolio of Investments is presented only when a Fund has a significant amount of Level 3 investments.

B. Securities Transactions and Revenue Recognition. Securities transactions are accounted for on the trade date. Realized gains and losses are reported on the basis of identified cost of securities sold. Interest income is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date, or for certain foreign securities, when the information becomes available to the Funds. Premium amortization and discount accretion are determined by the effective yield method.

C. Foreign Currency Translation. The books and records of the Funds are maintained in U.S. dollars. Any foreign currency amounts are translated into U.S. dollars on the following basis:

(1)	Market value of investment securities, other assets and liabilities — at the exchange rates prevailing at Market Close.

(2)	Purchases and sales of investment securities, income and expenses — at the exchange rates prevailing on the respective dates of such transactions.

Although the net assets and the market values are presented at the foreign exchange rates at Market Close, the Funds do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments
9

NOTES TO FINANCIAL STATEMENTS as of May 31, 2024 (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses from investments. For securities which are subject to foreign withholding tax upon disposition, liabilities are recorded on the Statements of Assets and Liabilities for the estimated tax withholding based on the securities’ current market value. Upon disposition, realized gains or losses on such securities are recorded net of foreign withholding tax.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding tax reclaims recorded on each Fund’s books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities, resulting from changes in the exchange rate. Foreign security and currency transactions may involve certain considerations and risks not typically associated with investing in U.S. companies and U.S. government securities. These risks include, but are not limited to, revaluation of currencies and future adverse political and economic developments which could cause securities and their markets to be less liquid and prices more volatile than those of comparable U.S. companies and U.S. government securities.

D. Risk Exposures and the Use of Derivative Instruments. The Funds’ investment strategies permit them to enter into various types of derivatives contracts, including, but not limited to, futures contracts, forward foreign currency exchange contracts, credit default swaps, interest rate swaps, total return swaps, and purchased and written options. In doing so, the Funds will employ strategies in differing combinations to permit them to increase or decrease the level of risk, or change the level or types of exposure to risk factors. This may allow the Funds to pursue their objectives more quickly, and efficiently than if they were to make direct purchases or sales of securities capable of affecting a similar response to market or credit factors.

In pursuit of its investment objectives, a Fund may seek to increase or decrease its exposure to the following market or credit risk factors:

Credit Risk. The price of a bond or other debt instrument is likely to fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In certain cases, the issuer could be late in paying interest or principal, or could fail to pay its financial obligations altogether.

Equity Risk. Stock prices may be volatile or have reduced liquidity in response to real or perceived impacts of factors including, but not limited to, economic conditions, changes in market interest rates, and political events. Stock markets tend to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. Additionally, legislative, regulatory or tax policies or developments in these areas may adversely impact the investment techniques available to a manager, add to costs and impair the ability of a Fund to achieve its investment objectives.

Foreign Exchange Rate Risk. To the extent that a Fund invests directly in foreign (non-U.S.) currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those foreign (non-U.S.) currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged by a Fund through foreign currency exchange transactions.

Currency rates may fluctuate significantly over short periods of time. Currency rates may be affected by changes in market interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, by the imposition of currency controls, or other political or economic developments in the United States or abroad.

Interest Rate Risk. A rise in market interest rates generally results in a fall in the value of bonds and other debt instruments; conversely, values generally rise as market interest rates fall. Interest rate risk is generally greater for debt instruments than floating-rate instruments. The higher the credit quality of the instrument, and the longer its maturity or duration, the more sensitive it is to changes in market interest rates. Duration is a measure of sensitivity of the price of a debt instrument to a change in interest rate. The U.S. has recently experienced a rising market interest rate environment, which may increase the Funds’ exposure to risks associated with rising market interest rates. Rising market interest rates have unpredictable effects on the markets and may expose debt and related markets to heightened volatility. To the extent that a mutual fund invests in debt instruments, an increase in market interest rates may lead to increased redemptions and increased portfolio turnover, which could reduce liquidity for certain investments, adversely affect values, and increase

10

NOTES TO FINANCIAL STATEMENTS as of May 31, 2024 (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

costs. Increased redemptions may cause a fund to liquidate portfolio positions when it may not be advantageous to do so and may lower returns. If dealer capacity in debt markets is insufficient for market conditions, it may further inhibit liquidity and increase volatility in debt markets. Further, recent and potential future changes in government policy may affect interest rates. Negative or very low interest rates could magnify the risks associated with changes in interest rates. In general, changing interest rates, including rates that fall below zero, could have unpredictable effects on markets and may expose debt and related markets to heightened volatility. Changes to monetary policy by the U.S. Federal Reserve Board or other regulatory actions could expose debt and related markets to heightened volatility, interest rate sensitivity, and reduced liquidity, which may impact operations and return potential.

Risks of Investing in Derivatives. The Funds’ use of derivatives can result in losses due to unanticipated changes in the market or credit risk factors and the overall market. In instances where the Funds are using derivatives to decrease, or hedge, exposures to market or credit risk factors for securities held by the Funds, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions.

Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in market interest rates and liquidity and volatility risk. The amounts required to purchase certain derivatives may be small relative to the magnitude of exposure assumed by a Fund. Therefore, the purchase of certain derivatives may have an economic leveraging effect on a Fund and exaggerate any increase or decrease in the NAV. Derivatives may not perform as expected, so a Fund may not realize the intended benefits. When used for hedging purposes, the change in value of a derivative may not correlate as expected with the currency, security or other risk being hedged. When used as an alternative or substitute for direct cash investments, the return provided by the derivative may not provide the same return as direct cash investment. In addition, given their complexity, derivatives expose a Fund to the risk of improper valuation.

Generally, derivatives are sophisticated financial instruments whose performance is derived, at least in part, from the performance of an underlying asset or assets. Derivatives include, among other things, swap agreements, options, forwards and futures. Investments in derivatives are generally negotiated over-the-counter (“OTC”), with a single counterparty and as a result are subject to credit risks related to the counterparty’s ability or willingness to perform its obligations; any deterioration in the counterparty’s creditworthiness could adversely affect the value of the derivative. In addition, derivatives and their underlying securities may experience periods of illiquidity which could cause a Fund to hold a security it might otherwise sell, or to sell a security it otherwise might hold at inopportune times or at an unanticipated price. A manager might imperfectly judge the direction of the market. For instance, if a derivative is used as a hedge to offset investment risk in another security, the hedge might not correlate to the market’s movements and may have unexpected or undesired results such as a loss or a reduction in gains.

E. Foreign Currency Transactions and Futures Contracts. For the purposes of hedging only, each Fund may enter into foreign currency exchange transactions to convert to and from different foreign currencies and to and from the U.S. dollar in connection with the planned purchases or sales of securities. The Funds either enter into these transactions on a spot basis at the spot rate prevailing in the foreign currency exchange market or use forward foreign currency contracts to purchase or sell foreign currencies. When the contract is fulfilled or closed, gains or losses are realized. Until then, the gain or loss is included in unrealized appreciation or depreciation. Risks may arise upon entering into forward contracts from the potential inability of counterparties to meet the terms of their forward contracts and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

Each Fund may enter into futures contracts involving foreign currency, interest rates, securities and security indices. A futures contract is a commitment to buy or sell a specific amount of a financial instrument at a negotiated price on a stipulated future date. The Funds may buy and sell futures contracts. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Funds’ assets are valued.

Upon entering into a futures contract, the Funds are required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Funds each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses and, if any, shown as variation margin receivable or payable on futures contracts on the Statement of Assets and Liabilities. Open futures contracts are reported on a table following each Fund’s Portfolio of Investments. Securities held in collateralized accounts to cover initial margin requirements, if any, on open futures contracts are footnoted in the Portfolio

11

NOTES TO FINANCIAL STATEMENTS as of May 31, 2024 (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

of Investments. Cash collateral held by the broker to cover initial margin requirements on open futures contracts are noted in the Funds’ Statements of Assets and Liabilities. The net change in unrealized appreciation and depreciation is reported in the Funds’ Statements of Operations. Realized gains (losses) are reported in the Funds’ Statements of Operations at the closing or expiration of futures contracts.

Futures contracts are exposed to the market risk factor of the underlying financial instrument. During the year ended May 31, 2024, Corporate Leaders® 100 purchased futures contracts on various equity indices to “equitize” cash. Futures contracts are purchased to provide immediate market exposure proportionate to the size of the Fund’s respective cash flows and residual cash balances in order to decrease potential tracking error if the cash remained uninvested in the market. Additional associated risks of entering into futures contracts include the possibility that there may be an illiquid market where the Funds are unable to liquidate the contract or enter into an offsetting position and, if used for hedging purposes, the risk that the price of the contract will correlate imperfectly with the prices of the Funds’ securities. With futures, there is minimal counterparty credit risk to the Funds since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

During the year ended May 31, 2024, Corporate Leaders® 100 had an average notional amount on futures contracts purchased of $7,952,340. Please refer to the table within the Portfolio of Investments for open futures contracts for Corporate Leaders® 100 at May 31, 2024.

F. Distributions to Shareholders. The Funds record distributions to their shareholders on the ex-dividend date. The Funds declare and pay dividends, if any, annually. Each Fund distributes capital gains, if any, annually. The Funds may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code. The characteristics of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP for investment companies.

G. Federal Income Taxes. It is the policy of each Fund to comply with the requirements of subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized capital gains to its shareholders. Therefore, a federal income tax or excise tax provision is not required. Management has considered the sustainability of the Funds’ tax positions taken on federal income tax returns for all open tax years in making this determination. No capital gain distributions shall be made until the capital loss carryforwards have been fully utilized.

The Funds may utilize equalization accounting for tax purposes, whereby a portion of redemption payments are treated as distributions of income or gain for income tax purposes.

H. Use of Estimates. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

I. Securities Lending. Each Fund has the option to temporarily loan securities representing up to 33 1/3% of its total assets to brokers, dealers or other financial institutions in exchange for a negotiated lender’s fee. Securities lending involves two primary risks: “investment risk” and “borrower default risk.” When lending securities, the Funds will receive cash or U.S. government securities as collateral. Investment risk is the risk that the Funds will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Funds will lose money due to the failure of a borrower to return a borrowed security. Loans are subject to termination at the option of the borrower or the Funds. Securities lending may result in leverage. The use of leverage may exaggerate any increase or decrease in the NAV, causing the Funds to be more volatile. The use of leverage may increase expenses and increase the impact of the Funds’ other risks.

J. Restricted Securities. Each Fund may invest in restricted securities which include those sold under Rule 144A of the Securities Act of 1933, as amended (“1933 Act”) or securities offered pursuant to Section 4(a)(2) of the 1933 Act, and/or are subject to legal or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Restricted securities are fair valued using market quotations when readily available. In the absence of market quotations, the securities are valued based upon their fair value determined in good faith under procedures approved by the Board.

Securities that are not registered for sale to the public under the 1933 Act are referred to as “restricted securities.” These securities may be sold in private placement transactions between issuers and their purchasers and may be neither listed on an exchange nor traded in other established markets. Many times these securities are subject to legal or contractual restrictions on resale. As a result of the absence of a public trading market, the prices of these

12

NOTES TO FINANCIAL STATEMENTS as of May 31, 2024 (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

securities may be more volatile, less liquid and more difficult to value than publicly traded securities. The price realized from the sale of these securities could be less than the amount originally paid or less than their fair value if they are resold in privately negotiated transactions. In addition, these securities may not be subject to disclosure and other investment protection requirements that are afforded to publicly traded securities. Certain investments may include investment in smaller, less seasoned issuers, which may involve greater risk.

K. Indemnifications. In the normal course of business, the Trust may enter into contracts that provide certain indemnifications. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated; however, based on experience, management considers the risk of loss from such claims remote.

NOTE 3 — INVESTMENT TRANSACTIONS

For the year ended May 31, 2024, the cost of purchases and the proceeds from the sales of securities, excluding short-term securities, were as follows:

	Purchases	Sales
Corporate Leaders® 100	$255,626,891	$214,117,764
Small Company	383,800,258	374,295,640

NOTE 4 — INVESTMENT MANAGEMENT FEES

The Funds have entered into an investment management agreement (“Management Agreement”) with the Investment Adviser. The Investment Adviser has overall responsibility for the management of the Funds. The Investment Adviser oversees all investment advisory and portfolio management services for the Funds and assists in managing and supervising all aspects of the general day-to-day business activities and operations of the Funds, including custodial, transfer agency, dividend disbursing, accounting, auditing, compliance and related services. This Management Agreement compensates the Investment Adviser with a management fee, computed daily and payable monthly, based on the average daily net assets of each Fund, at the following annual rates:

As a Percentage of Average Daily
Fund	Net Assets

Corporate Leaders®100	0.500% on first $500 million;
0.450% on next $500 million; and
0.400% in excess of $1 billion
Small Company	0.750% on all assets

The Investment Adviser has entered into a sub-advisory agreement with Voya IM with respect to each Fund. Voya IM provides investment advice for the Funds and is paid by the Investment Adviser based on the average daily net assets of each respective Fund. Subject to such policies as the Board or the Investment Adviser may determine, Voya IM manages each Fund’s assets in accordance with the Fund’s investment objectives, policies, and limitations.

NOTE 5 — DISTRIBUTION AND SERVICE FEES

Class A, Class C and Class R shares of each Fund has a plan (each a “Plan” and collectively, the “Plans”), whereby the Distributor is compensated by the Funds for expenses incurred in the distribution of each Fund’s shares (“Distribution Fees”). Pursuant to the Plans, the Distributor is entitled to a payment each month to compensate for expenses incurred in the distribution and promotion of each Fund’s shares, including expenses incurred in printing prospectuses and reports used for sales purposes, expenses incurred in preparing and printing sales literature and other such distribution related expenses, including any distribution or shareholder servicing fees (“Service Fees”) paid to securities dealers who have executed a distribution agreement with the Distributor. Under the Plans, each class of shares of the Funds pays the Distributor Distribution Fees and/or Service Fees based on average daily net assets at the following rates:

	Class A	Class C		Class R
Corporate
Leaders® 100	0.25%	1.00%	(1)	0.50%
Small Company	0.25%	1.00%		0.50%

(1)	The Distributor has agreed to waive 0.25% of the Distribution Fee. Termination or modification of this contractual waiver requires approval by the board.

The Distributor may also retain the proceeds of the initial sales charge paid by shareholders upon the purchase of Class A shares of the Funds, and the contingent deferred sales charge paid by shareholders upon certain redemptions for Class A and Class C shares. For the year ended May 31, 2024, the Distributor retained the following amounts in sales charges:

	Class A	Class C
Initial Sales Charges:
Corporate Leaders® 100	$27,125	$—
Small Company	740	—

Contingent Deferred Sales Charges:
Corporate Leaders® 100	$—	$1,351
Small Company	11	6

13

 NOTES TO FINANCIAL STATEMENTS as of May 31, 2024 (continued)

NOTE 6 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

At May 31, 2024, the following direct or indirect, wholly-owned subsidiaries of Voya Financial, Inc. or affiliated investment companies owned more than 5% of the following Funds:

Subsidiary/Affiliated
Investment Company	Fund	Percentage
Voya Global Perspectives® Fund	Small Company	5.23%
Voya Institutional Trust Company	Corporate
	Leaders® 100	12.74
Voya Solution 2035 Portfolio	Small Company	5.39
Voya Solution 2045 Portfolio	Small Company	5.24
Voya Solution Moderately Aggressive
Portfolio	Small Company	6.46

The Investment Adviser may direct the Funds’ Sub-Adviser to use its best efforts (subject to obtaining best execution of each transaction) to allocate the Funds’ equity security transactions through certain designated broker-dealers. The designated broker-dealer, in turn, will reimburse a portion of the brokerage commissions to pay certain expenses of that Fund. Any amount credited to the Funds are reflected as brokerage commission recapture on the accompanying Statements of Operations.

The Funds have adopted a deferred compensation plan (the “DC Plan”), which allows eligible independent trustees, as described in the DC Plan, to defer the receipt of all or a portion of the trustees’ fees that they are entitled to receive from the Funds. For purposes of determining the amount owed to the trustee under the DC Plan, the amounts deferred are invested in shares of the funds selected by the trustee (the “Notional Funds”). When the Funds purchase shares of the Notional Funds, which are all advised by Voya Investments, in amounts equal to the trustees’ deferred fees, this results in a Fund asset equal to the deferred compensation liability. Such assets, if applicable, are included as a component of “Other assets” on the accompanying Statements of Assets and Liabilities. Deferral of trustees’ fees under the DC Plan will not affect net assets of the Funds, and will not materially affect the Funds’ assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance with the DC Plan.

The Funds may pay per account fees to affiliates of Voya Investments for recordkeeping services provided on certain assets. For the year ended May 31, 2024, the per account fees for affiliated recordkeeping services paid by each Fund were as follows:

Fund	Amount
Corporate Leaders® 100	$131,538
Small Company	8,523

NOTE 7 — LICENSING FEE

Corporate Leaders® 100 pays an annual licensing fee to S&P Opco, LLC. in order to obtain data and permissions necessary to achieve its principal investment strategy.

NOTE 8 — EXPENSE LIMITATION AGREEMENTS

The Investment Adviser has entered into a written expense limitation agreement (“Expense Limitation Agreement”) with each Fund whereby the Investment Adviser has agreed to limit expenses, excluding interest, taxes, investment-related costs, leverage expenses, extraordinary expenses and acquired fund fees and expenses to the levels listed below:

	Class	Class	Class	Class	Class	Class
Fund	A	C	I	R	R6	W
Corporate Leaders® 100	0.90%	1.45%	0.65%	1.15%	0.65%	0.65%
Small Company	1.17%	1.92%	0.86%	1.42%	0.86%	0.92%

Pursuant to a side letter agreement, through October 1, 2024, the Investment Adviser has further lowered the expense limits for certain share classes of shares of Corporate Leaders® 100. If the Investment Adviser elects not to renew a side letter agreement, the expense limits will revert to the limits listed in the table above. There is no guarantee that the side letter agreement will continue. Termination or modification of these obligations requires approval by the Board.

	Class	Class	Class	Class	Class	Class
Fund	A	C	I	R	R6	W
Corporate Leaders® 100	0.81%	1.45%	0.49%	1.15%	0.48%	0.56%

Unless otherwise specified above, the Investment Adviser may at a later date recoup from a Fund for class specific fees waived and/or other expenses reimbursed by the Investment Adviser during the previous 36 months, but only if, after such recoupment, a Fund’s expense ratio does not exceed the percentage described above. Waived and reimbursed fees net of any recoupment by the Investment Adviser of such waived and reimbursed fees are reflected on the accompanying Statements of Operations. Amounts payable by the Investment Adviser are reflected on the accompanying Statements of Assets and Liabilities.

As of May 31, 2024, the amounts of waived and/or reimbursed fees that are subject to possible recoupment by the Investment Adviser and the related expiration dates are as follows:

	May 31,
	2025	2026	2027	Total
Corporate Leaders® 100	$461,710	$549,991	$456,803	$1,468,504
Small Company	—	172	—	172

14

NOTES TO FINANCIAL STATEMENTS as of May 31, 2024 (continued)

NOTE 8 — EXPENSE LIMITATION AGREEMENTS (continued)

In addition to the above waived and/or reimbursed fees, the amount of class specific fees waived or reimbursed that are subject to possible recoupment by the Investment Adviser and the related expiration dates, as of May 31, 2024, are as follows:

	May 31,
	2025	2026	2027	Total
Corporate Leaders® 100
Class A	$117,079	$158,860	$—	$275,939
Class I	146,804	178,956	183,153	508,913
Class R6	314	470	502	1,286
Class W	3,960	4,860	—	8,820
Small Company
Class A	$—	$9,876	$17	$9,893
Class C	—	568	8	576
Class I	—	38,985	—	38,985
Class R	—	31	—	31
Class W	—	12,686	—	12,686

The Expense Limitation Agreement is contractual through October 1, 2024 and shall renew automatically for one-year terms. Termination or modification of these obligations requires approval by the Board.

NOTE 9 — LINE OF CREDIT

Effective June 12, 2023, the Funds, in addition to certain other funds managed by the Investment Adviser, entered into a 364-day unsecured committed revolving line of credit agreement (the “Credit Agreement”) with The Bank of New York Mellon (“BNY”) for an aggregate amount of $400,000,000 through June 10, 2024. The proceeds may be used only to finance temporarily: (1) the purchase or sale of investment securities; or (2) the repurchase or redemption of shares of the Fund or certain other funds managed by the Investment Adviser. The funds to which the line of credit is available pay a commitment fee equal to 0.15% per annum on the daily unused portion of the committed line amount payable quarterly in arrears. Prior to June 12, 2023, the predecessor line of credit was for an aggregate amount of $400,000,000 and the funds to which the line of credit was available paid a commitment fee equal to 0.15% per annum on the daily unused portion of the committed line amount through June 12, 2023.

Borrowings under the Credit Agreement accrue interest at the federal funds rate plus a specified margin. Repayments generally must be made within 60 days after the date of a revolving credit advance.

The below Funds utilized the line of credit during the year ended May 31, 2024, as follows:

Approximate
		Approximate	Weighted
		Average	Average
		Daily Balance	Interest Rate
	Days	For Days	For Days
Fund	Utilized	Utilized	Utilized
Small Company	5	$ 4,210,600	6.32%

15

NOTES TO FINANCIAL STATEMENTS as of May 31, 2024 (continued)

NOTE 10 — CAPITAL SHARES

	Shares sold	Shares issued in merger	Reinvestment of distributions	Shares redeemed	Shares converted	Net increase (decrease) in shares outstanding	Shares sold	Proceeds from shares issued in merger	Reinvestment of distributions	Shares redeemed	Shares converted	Net increase (decrease)
Year or period ended	#	#	#	#	#	#	($)	($)	($)	($)	($)	($)

Corporate Leaders® 100
Class A
5/31/2024	1,755,410	—	858,570	(2,353,245)	—	260,735	37,728,085	—	18,083,867	(50,979,790)	—	4,832,162
5/31/2023	1,720,235	—	1,054,672	(2,270,994)	—	503,913	34,199,223	—	20,207,513	(44,824,778)	—	9,581,958
Class C
5/31/2024	274,072	—	73,051	(1,064,229)	—	(717,106)	5,871,779	—	1,533,555	(22,765,708)	—	(15,360,374)
5/31/2023	252,202	—	133,988	(1,039,657)	—	(653,467)	4,921,676	—	2,555,152	(20,506,883)	—	(13,030,055)
Class I
5/31/2024	8,445,534	—	631,077	(5,655,747)	—	3,420,864	180,873,715	—	13,298,476	(122,458,959)	—	71,713,232
5/31/2023	5,054,267	—	724,541	(8,295,502)	—	(2,516,694)	98,504,552	—	13,882,201	(165,388,745)	—	(53,001,992)
Class R
5/31/2024	559,610	—	146,807	(519,347)	—	187,070	11,955,249	—	3,062,814	(11,101,752)	—	3,916,311
5/31/2023	592,378	—	176,641	(462,723)	—	306,296	11,763,945	—	3,354,404	(9,060,402)	—	6,057,947
Class R6
5/31/2024	309,008	—	25,221	(114,823)	—	219,406	6,726,238	—	531,728	(2,541,029)	—	4,716,937
5/31/2023	64,205	—	16,825	(74,495)	—	6,535	1,261,228	—	322,545	(1,469,238)	—	114,535
Class W
5/31/2024	155,553	—	27,403	(274,738)	—	(91,782)	3,397,256	—	580,202	(6,059,588)	—	(2,082,130)
5/31/2023	139,084	—	37,647	(253,932)	—	(77,201)	2,774,953	—	724,711	(5,094,294)	—	(1,594,630)
Small Company
Class A
5/31/2024	91,263	—	7,313	(424,518)	—	(325,942)	964,365	—	75,904	(4,466,072)	—	(3,425,803)
5/31/2023	137,053	—	8,252	(548,132)	—	(402,827)	1,367,732	—	78,724	(5,349,476)	—	(3,903,020)
Class C
5/31/2024	5,284	—	—	(77,971)	—	(72,687)	34,589	—	—	(508,548)	—	(473,959)
5/31/2023	7,204	—	10	(115,010)	—	(107,796)	42,852	—	58	(681,272)	—	(638,362)
Class I
5/31/2024	1,977,429	—	13,174	(1,031,965)	—	958,638	28,394,891	—	182,985	(14,576,053)	—	14,001,823
5/31/2023	562,366	—	12,311	(4,339,993)	—	(3,765,316)	7,341,132	—	156,844	(52,317,979)	—	(44,820,003)
Class R
5/31/2024	2,314	—	—	(4,584)	—	(2,270)	23,779	—	—	(48,061)	—	(24,282)
5/31/2023	3,142	—	14	(87)	—	3,069	30,594	—	129	(830)	—	29,893
Class R6
5/31/2024	1,338,410	—	27,462	(1,815,350)	—	(449,478)	18,948,757	—	383,097	(25,477,184)	—	(6,145,330)
5/31/2023	7,091,089	—	33,828	(3,568,245)	—	3,556,672	96,835,117	—	432,654	(48,278,467)	—	48,989,304
Class W
5/31/2024	1,881,672	—	2,862	(1,604,251)	—	280,283	26,354,364	—	39,757	(21,475,456)	—	4,918,665
5/31/2023	234,756	—	12,087	(2,426,533)	—	(2,179,690)	2,950,603	—	153,869	(31,648,446)	—	(28,543,974)

NOTE 11 — SECURITIES LENDING

Under a Master Securities Lending Agreement (the “Agreement”) with BNY, the Funds can lend their securities to approved brokers, dealers and other financial institutions. Loans are collateralized by cash and U.S. government securities. The collateral is equal to at least 105% of the market value of non-U.S. securities loaned and 102% of the market value of U.S. securities loaned. The market value of the loaned securities is determined at the Market Close of the Funds at their last sale price or official closing price on the principal exchange or system on which they are traded and any additional collateral is delivered to the Funds on the next business day. The cash collateral received is invested in approved investments as defined in the Agreement with BNY. The Funds bear the risk of loss with respect to the investment of collateral with the following exception: BNY provides the Funds indemnification from loss with respect to the investment of collateral to the extent the cash collateral is invested in overnight repurchase agreements.

Cash collateral received in connection with securities lending is invested in cash equivalents, money market funds, repurchase agreements with maturities of not more than 99 days that are collateralized with U.S. Government securities, or certain short-term investments that have a remaining maturity of 190 days or less (“Permitted Investments”). Short-term investments include: securities, units, shares or other participations in short-term investment funds, pools or trusts; commercial paper, notes, bonds or other debt obligations, certificates of deposit, time deposits and other bank obligations and asset-backed commercial paper backed by diversified receivables and repurchase-backed programs. Permitted Investments are subject to

16

NOTES TO FINANCIAL STATEMENTS as of May 31, 2024 (continued)

NOTE 11 — SECURITIES LENDING (continued)

certain guidelines established by the Adviser regarding liquidity, diversification, credit quality and average credit life/duration requirements. The securities purchased with cash collateral received are reflected in the Portfolio of Investments under Short-Term Investments.

Generally, in the event of counterparty default, the Funds have the right to use the collateral to offset losses incurred. The Agreement contains certain guarantees by BNY in the event of counterparty default and/or a borrower’s failure to return a loaned security; however, there would be a potential loss to the Funds in the event the Funds are delayed or prevented from exercising their right to dispose of the collateral. Engaging in securities lending could have a leveraging effect, which may intensify the credit, market and other risks associated with investing in a fund.

The following table represents a summary of the Fund’s securities lending agreements by counterparty which are subject to offset under the Agreement as of May 31, 2024:

Small Company
Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
Barclays Capital Inc.	$1,041,522	$(1,041,522)	$—
BMO Capital Markets Corp	732,680	(732,680)	—
BNP Paribas Prime Brokerage Intl Ltd	525,056	(525,056)	—
BofA Securities Inc	74,007	(74,007)	—
HSBC Bank PLC	796,771	(796,771)	—
Janney Montgomery Scott LLC	17,608	(17,608)	—
Morgan Stanley & Co. LLC	1,007,481	(1,007,481)	—
National Financial Services LLC	1,121,841	(1,121,841)	—
Natixis Securities America LLC	175,889	(175,889)	—
Nomura Securities International, Inc.	91,543	(91,543)	—
Scotia Capital (USA)INC	464,393	(464,393)	—
State Street Bank and Trust Company	32,853	(32,853)	—
TD Prime Services LLC	2,652,780	(2,652,780)	—
Total	$8,734,424	$(8,734,424)	$—

(1)	Cash collateral with a fair value of $9,037,588 has been received in connection with the above securities lending transactions. Excess cash collateral received from the individual counterparty is not shown for financial reporting purposes.

NOTE 12 — FEDERAL INCOME TAXES

The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from GAAP for investment companies. These book/tax differences may be either temporary or permanent. Permanent differences are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences are not reclassified. Key differences include the treatment of futures contracts and wash sale deferrals.

Dividends paid by the Funds from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders.

The tax composition of dividends and distributions to shareholders was as follows:

	Year Ended May 31, 2024		Year Ended May 31, 2023
	Ordinary Income	Long-term Capital Gains	Ordinary Income	Long-term Capital Gains
Corporate Leaders® 100	$22,470,133	$17,753,598	$14,543,155	$30,217,880
Small Company	695,493	—	835,136	—

17

NOTES TO FINANCIAL STATEMENTS as of May 31, 2024 (continued)

NOTE 12 — FEDERAL INCOME TAXES (continued)

The tax-basis components of distributable earnings as of May 31, 2024 were:

	Undistributed Ordinary	Undistributed Long-term	Unrealized Appreciation/	Capital Loss Carryforwards		Total Distributable
	Income	Capital Gains	(Depreciation)	Amount	Character	Earnings/(Loss)
Corporate Leaders® 100	$15,473,496	$25,761,581	$392,310,732	$—	—	$433,545,809
Small Company	5,185,517	—	(14,339,577)	—	—	(9,154,060)

The Funds’ major tax jurisdictions are U.S. federal and Arizona state.

As of May 31, 2024 no provision for income tax is required in the Funds’ financial statements as a result of tax positions taken on federal and state income tax returns for open tax years. The Funds’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state department of revenue. Generally, the preceding four tax years remain subject to examination by these jurisdictions.

NOTE 13 — LONDON INTERBANK OFFERED RATE (“LIBOR”)

The London Interbank Offered Rate (“LIBOR”) was the offered rate for short-term Eurodollar deposits between major international banks. The terms of investments, financings or other transactions (including certain derivatives transactions) to which the Fund may be a party have historically been tied to LIBOR. In connection with the global transition away from LIBOR led by regulators and market participants, LIBOR was last published on a representative basis at the end of June 2023. Alternative reference rates to LIBOR have been established in most major currencies and markets in these new rates are continuing to develop. The transition away from LIBOR to the use of replacement rates has gone relatively smoothly on the Fund and the financial instruments in which it invests; however, longer-term impacts are still uncertain.

In addition, interest rates or other types of rates and indices which are classed as “benchmarks” have been the subject of ongoing national and international regulatory reform, including under the European Union regulation on indices used as benchmarks in financial instruments and financial contracts (known as the “Benchmarks Regulation”). The Benchmarks Regulation has been enacted into United Kingdom law by virtue of the European Union (Withdrawal) Act 2018 (as amended), subject to amendments made by the Benchmarks (Amendment and Transitional Provision) (EU Exit) Regulations 2019 (SI 2019/657) and other statutory instruments. Following the implementation of these reforms, the manner of administration of benchmarks has changed and may further change in the future, with the result that relevant benchmarks may perform differently than in the past, the use of benchmarks that are not compliant with the new standards by certain supervised entities may be restricted, and certain benchmarks may be eliminated entirely. Such changes could cause increased market volatility and disruptions in liquidity for instruments that rely on or are impacted by such benchmarks. Additionally, there could be other consequences which cannot be predicted.

NOTE 14 — MARKET DISRUPTION AND GEOPOLITICAL RISK

A Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Due to the increasing interdependence among global economies and markets, conditions in one country, market, or region might adversely impact markets, issuers and/or foreign exchange rates in other countries, including the United States. Wars, terrorism, global health crises and pandemics, and other geopolitical events that have led, and may continue to lead, to increased market volatility and may have adverse short- or long-term effects on U.S. and global economies and markets, generally. For example, the COVID-19 pandemic resulted in significant market volatility, exchange suspensions and closures, declines in global financial markets, higher default rates, supply chain disruptions, and a substantial economic downturn in economies throughout the world. The economic impacts of COVID-19 have created a unique challenge for real estate markets. Many businesses have either partially or fully transitioned to a remote-working environment and this transition may negatively impact the occupancy rates of commercial real estate over time. Natural and environmental disasters and systemic market dislocations are also highly disruptive to economies and markets. In addition, military action by Russia in Ukraine has, and may continue to, adversely affect global energy and financial markets and therefore could affect the value of investments, including beyond the direct exposure to Russian issuers or nearby geographic regions. The extent and duration of the military action, sanctions, and resulting market disruptions are impossible to predict and

18

NOTES TO FINANCIAL STATEMENTS as of May 31, 2024 (continued)

NOTE 14 — MARKET DISRUPTION AND GEOPOLITICAL RISK (continued)

could be substantial. A number of U.S. domestic banks and foreign (non-U.S.) banks have recently experienced financial difficulties and, in some cases, failures. There can be no certainty that the actions taken by regulators to limit the effect of those financial difficulties and failures on other banks or other financial institutions or on the U.S. or foreign (non-U.S.) economies generally will be successful. It is possible that more banks or other financial institutions

NOTE 15 — SUBSEQUENT EVENTS

Line of Credit Renewal: Effective June 10, 2024, the funds to which the Credit Agreement is available entered into a renewed Credit Agreement with BNY for an aggregate amount of $400,000,000 and will continue to pay a commitment fee equal to 0.15% per annum on the daily unused portion of the committed line amount payable quarterly in arrears.

The Funds have evaluated events occurring after the Statements of Assets and Liabilities date through the date that the financial statements were issued (“subsequent events”) to determine whether any subsequent events necessitated adjustment to or disclosure in the financial statements. Other than the above, no such subsequent events were identified.

will experience financial difficulties or fail, which may affect adversely other U.S. or foreign (non-U.S.) financial institutions and economies. These events as well as other changes in foreign (non-U.S.) and domestic economic, social, and political conditions also could adversely affect individual issuers or related groups of issuers, securities markets, interest rates, credit ratings, inflation, investor sentiment, and other factors affecting the value of a Fund’s investments. Any of these occurrences could disrupt the operations of a Fund and of a Fund’s service providers.

19

Voya Corporate Leaders® 100 Fund	PORTFOLIO OF INVESTMENTS
as of May 31, 2024

Shares		Value	Percentage of Net Assets
COMMON STOCK: 98.9%
	Communication Services: 9.2%
67,985 (1)	Alphabet, Inc. - Class C	$11,826,670	1.2
588,581	AT&T, Inc.	10,723,946	1.0
35,193 (1)	Charter Communications, Inc. - Class A	10,104,614	1.0
239,834	Comcast Corp. - Class A	9,600,555	0.9
20,917	Meta Platforms, Inc. - Class A	9,764,683	1.0
16,836 (1)	Netflix, Inc.	10,802,314	1.1
63,759	T-Mobile US, Inc.	11,155,275	1.1
248,666	Verizon Communications, Inc.	10,232,606	1.0
85,382	Walt Disney Co.	8,872,044	0.9
		93,082,707	9.2
	Consumer Discretionary: 10.6%
57,440 (1)	Amazon.com, Inc.	10,134,714	1.0
2,811	Booking Holdings, Inc.	10,615,320	1.1
790,934	Ford Motor Co.	9,594,029	1.0
231,657	General Motors Co.	10,422,248	1.0
26,768	Home Depot, Inc.	8,963,800	0.9
40,776	Lowe’s Cos., Inc.	9,023,321	0.9
36,627	McDonald’s Corp.	9,482,364	0.9
109,738	NIKE, Inc. - Class B	10,430,597	1.0
112,893	Starbucks Corp.	9,056,277	0.9
59,137	Target Corp.	9,234,834	0.9
57,440 (1)	Tesla, Inc.	10,228,915	1.0
		107,186,419	10.6
	Consumer Staples: 10.6%
236,592	Altria Group, Inc.	10,942,380	1.1
169,255	Coca-Cola Co.	10,651,217	1.1
114,838	Colgate-Palmolive Co.	10,675,341	1.1
14,110	Costco Wholesale Corp.	11,427,548	1.1
282,771	Kraft Heinz Co.	10,001,610	1.0
147,355	Mondelez International, Inc. - Class A	10,098,238	1.0
59,512	PepsiCo, Inc.	10,289,625	1.0
111,999	Philip Morris International, Inc.	11,354,459	1.1
63,524	Procter & Gamble Co.	10,452,239	1.0
170,119	Walmart, Inc.	11,187,025	1.1
		107,079,682	10.6
	Energy: 3.0%
66,067	Chevron Corp.	10,722,674	1.1
81,437	ConocoPhillips	9,485,782	0.9
89,846	Exxon Mobil Corp.	10,535,342	1.0
		30,743,798	3.0
	Financials: 15.5%
45,355	American Express Co.	10,885,200	1.1
131,856	American International Group, Inc.	10,392,890	1.0
273,197	Bank of America Corp.	10,925,148	1.1
181,444	Bank of New York Mellon Corp.	10,815,877	1.1
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Financials: (continued)
24,775 (1)	Berkshire Hathaway, Inc. - Class B	$10,266,760	1.0
12,370	BlackRock, Inc.	9,550,011	1.0
71,480	Capital One Financial Corp.	9,837,792	1.0
142,714	Charles Schwab Corp.	10,458,082	1.0
164,616	Citigroup, Inc.	10,257,223	1.0
24,876	Goldman Sachs Group, Inc.	11,356,392	1.1
51,772	JPMorgan Chase & Co.	10,490,560	1.0
139,741	MetLife, Inc.	10,113,056	1.0
110,478	Morgan Stanley	10,809,168	1.1
234,764	US Bancorp	9,519,680	0.9
179,303	Wells Fargo & Co.	10,743,836	1.1
		156,421,675	15.5
	Health Care: 12.7%
91,026	Abbott Laboratories	9,301,947	0.9
57,275	AbbVie, Inc.	9,235,021	0.9
36,079	Amgen, Inc.	11,034,762	1.1
193,983	Bristol-Myers Squibb Co.	7,970,762	0.8
41,523	Danaher Corp.	10,663,106	1.1
13,275	Eli Lilly & Co.	10,890,014	1.1
141,483	Gilead Sciences, Inc.	9,093,112	0.9
65,394	Johnson & Johnson	9,591,338	0.9
118,841	Medtronic PLC	9,670,092	1.0
78,402	Merck & Co., Inc.	9,842,587	1.0
371,836	Pfizer, Inc.	10,656,820	1.0
17,830	Thermo Fisher Scientific, Inc.	10,127,083	1.0
20,948	UnitedHealth Group, Inc.	10,377,011	1.0
		128,453,655	12.7
	Industrials: 12.9%
98,763	3M Co.	9,890,127	1.0
53,813 (1)	Boeing Co.	9,557,727	0.9
28,328	Caterpillar, Inc.	9,589,594	1.0
25,247	Deere & Co.	9,461,566	0.9
91,050	Emerson Electric Co.	10,212,168	1.0
35,881	FedEx Corp.	9,112,339	0.9
36,644	General Dynamics Corp.	10,984,772	1.1
57,348	General Electric Co.	9,470,449	0.9
50,356	Honeywell International, Inc.	10,181,480	1.0
22,615	Lockheed Martin Corp.	10,636,739	1.1
105,999	Raytheon Technologies Corp.	11,427,752	1.1
42,226	Union Pacific Corp.	9,831,057	1.0
70,112	United Parcel Service, Inc. - Class B	9,740,660	1.0
		130,096,430	12.9
	Information Technology: 16.9%
30,297	Accenture PLC - Class A	8,552,540	0.8
20,479 (1)	Adobe, Inc.	9,108,240	0.9

See Accompanying Notes to Financial Statements

20

Voya Corporate Leaders® 100 Fund	PORTFOLIO OF INVESTMENTS
as of May 31, 2024 (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Information Technology: (continued)
57,517 (1)	Advanced Micro Devices, Inc.	$9,599,587	0.9
59,602	Apple, Inc.	11,458,485	1.1
7,833	Broadcom, Inc.	10,406,532	1.0
207,548	Cisco Systems, Inc.	9,650,982	1.0
54,138	International Business Machines Corp.	9,032,925	0.9
15,923	Intuit, Inc.	9,178,654	0.9
21,612	Mastercard, Inc. - Class A	9,662,077	1.0
24,511	Microsoft Corp.	10,175,251	1.0
11,446	NVIDIA Corp.	12,548,593	1.2
82,458	Oracle Corp.	9,663,253	1.0
155,169 (1)	PayPal Holdings, Inc.	9,774,095	1.0
61,075	Qualcomm, Inc.	12,462,354	1.2
34,274	Salesforce, Inc.	8,035,197	0.8
59,753	Texas Instruments, Inc.	11,652,433	1.2
37,022	Visa, Inc. - Class A	10,087,014	1.0
		171,048,212	16.9
	Materials: 2.0%
177,668	Dow, Inc.	10,239,007	1.0
22,156	Linde PLC US	9,649,381	1.0
		19,888,388	2.0
	Real Estate: 2.0%
52,333	American Tower Corp.	10,243,661	1.0
66,933	Simon Property Group, Inc.	10,127,632	1.0
		20,371,293	2.0
	Utilities: 3.5%
107,499	Duke Energy Corp.	11,133,671	1.1
161,931	NextEra Energy, Inc.	12,957,719	1.3
145,385	Southern Co.	11,651,154	1.1
		35,742,544	3.5
	Total Common Stock (Cost $581,352,121)	1,000,114,803	98.9
Shares		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 0.9%
	Mutual Funds: 0.9%
8,636,000 (2)	Morgan Stanley Institutional Liquidity Funds - Government Portfolio (Institutional Share Class), 5.230% (Cost $8,636,000)	$8,636,000	0.9
	Total Short-Term Investments (Cost $8,636,000)	$8,636,000	0.9
	Total Investments in Securities (Cost $589,988,121)	$1,008,750,803	99.8
	Assets in Excess of Other Liabilities	1,803,296	0.2
	Net Assets	$1,010,554,099	100.0

(1)	Non-income producing security.
(2)	Rate shown is the 7-day yield as of May 31, 2024.

See Accompanying Notes to Financial Statements

21

Voya Corporate Leaders® 100 Fund	PORTFOLIO OF INVESTMENTS
as of May 31, 2024 (continued)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of May 31, 2024 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at May 31, 2024
Asset Table
Investments, at fair value
Common Stock*	$1,000,114,803	$—	$—	$1,000,114,803
Short-Term Investments	8,636,000	—	—	8,636,000
Total Investments, at fair value	$1,008,750,803	$—	$—	$1,008,750,803
Other Financial Instruments+
Futures	248,456	—	—	248,456
Total Assets	$1,008,999,259	$—	$—	$1,008,999,259

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.
+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

At May 31, 2024, the following futures contracts were outstanding for Voya Corporate Leaders® 100 Fund:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation
Long Contracts:
S&P 500 E-Mini	32	06/21/24	$8,472,800	$248,456
			$8,472,800	$248,456

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of May 31, 2024 was as follows:

Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Equity contracts	Variation margin receivable on futures contracts*	$248,456
Total Asset Derivatives		$248,456

*	The fair value presented above represents the cumulative unrealized appreciation (depreciation) on futures contracts as reported in the tables within the Portfolio of Investments. In the Statement of Assets and Liabilities, only current day’s unsettled variation margin is reported in receivables or payables on futures contracts and the net cumulative unrealized appreciation (depreciation) is included in total distributable earnings (loss).

The effect of derivative instruments on the Fund’s Statement of Operations for the year ended May 31, 2024 was as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$1,211,094
Total	$1,211,094

See Accompanying Notes to Financial Statements

22

Voya Corporate Leaders® 100 Fund	PORTFOLIO OF INVESTMENTS
as of May 31, 2024 (continued)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$(101,465)
Total	$(101,465)

At May 31, 2024, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $616,688,527.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$426,754,039
Gross Unrealized Depreciation	(34,443,307)
Net Unrealized Appreciation	$392,310,732

See Accompanying Notes to Financial Statements

23

Voya Small Company Fund	PORTFOLIO OF INVESTMENTS
as of May 31, 2024

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: 98.0%
	Communication Services: 1.8%
384,323 (1)	Globalstar, Inc.	$418,912	0.2
426,885 (1)	Vimeo, Inc.	1,656,314	0.8
97,903 (1)	ZipRecruiter, Inc.
	- Class A	989,799	0.5
46,974 (1)	ZoomInfo
	Technologies, Inc.	576,841	0.3
		3,641,866	1.8

	Consumer Discretionary: 6.1%
25,169	Acushnet Holdings Corp.	1,658,637	0.8
108,559	Arko Corp.	651,354	0.3
47,211	Gentex Corp.	1,652,385	0.8
216,349 (1)	GrowGeneration Corp.	547,363	0.3
44,037	H&R Block, Inc.	2,185,997	1.1
33,714	International Game
	Technology PLC	665,514	0.3
35,233 (1)	Lindblad Expeditions
	Holdings, Inc.	272,704	0.1
18,269	Red Rock Resorts, Inc.
	- Class A	936,286	0.5
34,182	Steven Madden Ltd.	1,519,390	0.7
49,940 (1)	Tri Pointe Homes, Inc.	1,934,176	0.9
65,120 (1)	Udemy, Inc.	575,661	0.3
		12,599,467	6.1

	Consumer Staples: 2.5%
32,904 (1)	BellRing Brands, Inc.	1,914,026	0.9
136,150	Dole PLC	1,684,175	0.8
67,143	Primo Water Corp.	1,514,746	0.8
		5,112,947	2.5

	Energy: 6.0%
314,337 (1)	Clean Energy Fuels
	Corp.	983,875	0.5
180,104	Excelerate Energy, Inc.
	- Class A	3,207,652	1.6
67,953	HighPeak Energy, Inc.	1,072,298	0.5
67,606	Murphy Oil Corp.	2,892,861	1.4
140,902	Permian Resources
	Corp.	2,309,384	1.1
136,136	SFL Corp. Ltd.	1,948,106	0.9
		12,414,176	6.0

	Financials: 19.3%
51,619 (1)	Ambac Financial
	Group, Inc.	914,689	0.5
49,537	Arrow Financial Corp.	1,243,874	0.6
70,123	Associated Banc-Corp.	1,502,035	0.7
52,848	Atlantic Union
	Bankshares Corp.	1,724,430	0.8
83,766	BCB Bancorp, Inc.	837,660	0.4
46,827	Berkshire Hills
	Bancorp, Inc.	1,040,964	0.5
152,914	BGC Group, Inc.
	- Class A	1,325,764	0.7
93,550 (2)	Blackstone Mortgage
	Trust, Inc. - Class A	1,631,512	0.8
59,451	ConnectOne Bancorp,
	Inc.	1,108,167	0.5

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Financials: (continued)
51,397	CVB Financial Corp.	$850,106	0.4
98,096	Eastern Bankshares,
	Inc.	1,343,915	0.7
56,025	Farmers National Banc
	Corp.	684,626	0.3
209,628	First BanCorp/Puerto
	Rico	3,716,705	1.8
158,922 (1)	Genworth Financial,
	Inc. - Class A	999,619	0.5
18,266	Hancock Whitney
	Corp.	853,570	0.4
42,377	Hilltop Holdings, Inc.	1,296,312	0.6
10,675	International
	Bancshares Corp.	606,660	0.3
118,258	KKR Real Estate
	Finance Trust, Inc.	1,118,721	0.5
133,666	Ladder Capital Corp.	1,494,386	0.7
144,549 (1)	LendingClub Corp.	1,289,377	0.6
115,778 (1)	Marqeta, Inc. - Class A	615,939	0.3
97,939	MFA Financial, Inc.	1,047,947	0.5
34,858	NBT Bancorp, Inc.	1,296,021	0.6
29,208	Origin Bancorp, Inc.	913,334	0.5
60,331	Pacific Premier
	Bancorp, Inc.	1,341,762	0.7
52,757 (1)	Pagseguro Digital Ltd.
	- Class A	646,273	0.3
53,748 (1)	ProAssurance Corp.	772,359	0.4
48,409	Provident Financial
	Services, Inc.	697,090	0.3
191,960	Redwood Trust, Inc.	1,217,026	0.6
64,130	Simmons First National
	Corp. - Class A	1,114,579	0.5
40,642	United Community
	Banks, Inc.	1,042,874	0.5
163,047 (2)	Valley National
	Bancorp	1,162,525	0.6
9,576	Victory Capital
	Holdings, Inc. - Class A	498,239	0.3
102,513	WisdomTree, Inc.	1,022,055	0.5
46,272	XP, Inc. - Class A	878,705	0.4
		39,849,820	19.3

	Health Care: 11.6%
134,669 (1)	Alignment Healthcare,
	Inc.	1,061,192	0.5
143,388 (1)	Amicus Therapeutics,
	Inc.	1,405,202	0.7
28,123 (1)	Amphastar
	Pharmaceuticals, Inc.	1,190,447	0.6
52,218 (1)	Avanos Medical, Inc.	1,039,660	0.5
231,549 (1)	BioCryst
	Pharmaceuticals, Inc.	1,495,806	0.7
18,562	Bio-Techne Corp.	1,432,801	0.7
22,478	Bruker Corp.	1,472,534	0.7
500,794 (1)	Cerus Corp.	896,421	0.4
36,921	DENTSPLY SIRONA,
	Inc.	1,034,157	0.5
108,692 (1)	Elanco Animal Health,
	Inc.	1,921,675	0.9
46,084 (1)	Insmed, Inc.	2,536,924	1.2

See Accompanying Notes to Financial Statements

24

Voya Small Company Fund	PORTFOLIO OF INVESTMENTS
as of May 31, 2024 (continued)

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Health Care: (continued)
169,682 (1)	MannKind Corp.	$792,415	0.4
866,426 (1)(2)	OPKO Health, Inc.	1,187,004	0.6
54,900 (1)	Option Care Health,
	Inc.	1,637,118	0.8
38,025 (1)	Orthofix Medical, Inc.	522,083	0.3
60,107	Patterson Cos., Inc.	1,478,031	0.7
64,106	QIAGEN N.V.	2,773,226	1.3
223,439 (1)	Rigel Pharmaceuticals,
	Inc.	218,479	0.1
		24,095,175	11.6

	Industrials: 14.6%
21,049	Allison Transmission
	Holdings, Inc.	1,595,725	0.8
18,267	Apogee Enterprises,
	Inc.	1,186,807	0.6
21,804	Cadre Holdings, Inc.	716,043	0.3
104,136 (1)	CoreCivic, Inc.	1,671,383	0.8
18,729	Crane Holdings Co.	1,184,047	0.6
32,908 (2)	First Advantage Corp.	528,502	0.2
6,108	Franklin Electric Co.,
	Inc.	607,624	0.3
42,967	Hillenbrand, Inc.	1,997,536	1.0
12,922	Insperity, Inc.	1,223,972	0.6
21,877	Kennametal, Inc.	563,333	0.3
103,811 (1)	Legalzoom.com, Inc.	911,460	0.4
101,962 (1)	Manitowoc Co., Inc.	1,267,388	0.6
45,896	Marten Transport Ltd.	812,359	0.4
151,080	Mueller Water
	Products, Inc. - Class A	2,804,045	1.3
123,836 (1)	NOW, Inc.	1,806,767	0.9
28,526	nVent Electric PLC	2,321,446	1.1
320,164 (1)	Planet Labs PBC	595,505	0.3
49,411 (1)	Resideo Technologies,
	Inc.	1,067,278	0.5
67,093	REV Group, Inc.	1,839,019	0.9
79,290	Shyft Group, Inc.	1,004,604	0.5
26,349	Terex Corp.	1,572,245	0.8
21,122 (1)	Titan Machinery, Inc.	397,516	0.2
47,516	Wabash National Corp.	1,074,337	0.5
7,588	Watts Water
	Technologies, Inc.
	- Class A	1,510,998	0.7
		30,259,939	14.6

	Information Technology: 18.8%
252,561 (1)	8x8, Inc.	689,492	0.3
155,886	A10 Networks, Inc.	2,361,673	1.1
52,511 (1)	ACI Worldwide, Inc.	1,890,921	0.9
27,397 (1)	Alkami Technology,
	Inc.	751,500	0.4
13,246 (1)	Altair Engineering, Inc.
	- Class A	1,156,773	0.6
112,338 (1)	Box, Inc. - Class A	3,061,210	1.5
62,284	Clear Secure, Inc.
	- Class A	1,051,977	0.5
46,790	Cognex Corp.	2,129,881	1.0
25,504 (1)	Cohu, Inc.	822,249	0.4
29,547	CSG Systems
	International, Inc.	1,274,953	0.6

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Information Technology: (continued)
17,868	CTS Corp.	$946,111	0.5
75,544 (1)	Dropbox, Inc. - Class A	1,702,006	0.8
28,098	EVERTEC, Inc.	982,587	0.5
53,396 (1)	ExlService Holdings,
	Inc.	1,594,405	0.8
45,041 (1)	Extreme Networks, Inc.	502,207	0.2
66,496 (1)	Knowles Corp.	1,165,010	0.6
3,014	Littelfuse, Inc.	773,392	0.4
79,763 (1)	MaxLinear, Inc.	1,417,389	0.7
39,835 (1)	N-able, Inc.	531,797	0.3
22,134 (1)	Nutanix, Inc. - Class A	1,224,342	0.6
45,021 (1)(2)	PowerSchool Holdings,
	Inc. - Class A	965,250	0.5
269,476 (1)	Sabre Corp.	843,460	0.4
28,114	Sapiens International
	Corp. NV	942,381	0.5
78,120 (1)	Sprinklr, Inc. - Class A	875,725	0.4
573 (1)	Super Micro Computer,
	Inc.	449,524	0.2
25,625 (1)	Teradata Corp.	835,631	0.4
21,128 (1)	Varonis Systems, Inc.	907,659	0.4
17,977 (1)	Veeco Instruments,
	Inc.	730,765	0.3
143,028 (1)	Viavi Solutions, Inc.	1,075,571	0.5
43,597 (1)	Weave
	Communications, Inc.	377,114	0.2
16,235 (1)	Workiva, Inc.	1,249,608	0.6
98,242 (1)	Yext, Inc.	496,122	0.2
70,529 (1)	Zeta Global Holdings
	Corp. - Class A	1,151,739	0.6
186,862 (1)	Zuora, Inc. - Class A	1,896,649	0.9
		38,827,073	18.8

	Materials: 4.5%
88,035 (1)	Arcadium Lithium PLC	389,995	0.2
11,429	Avient Corp.	510,648	0.2
9,650	Balchem Corp.	1,482,240	0.7
62,486 (1)	Constellium SE	1,354,072	0.7
95,014	Element Solutions, Inc.	2,283,186	1.1
19,506	Minerals Technologies,
	Inc.	1,692,146	0.8
285,090 (1)	Rayonier Advanced
	Materials, Inc.	1,610,758	0.8
		9,323,045	4.5

	Real Estate: 9.3%
143,832	Acadia Realty Trust	2,479,664	1.2
67,741 (1)	Anywhere Real Estate,
	Inc.	275,706	0.1
186,628 (1)	Apartment Investment
	and Management Co.
	- Class A	1,472,495	0.7
110,502	Brandywine Realty
	Trust	509,414	0.2
36,945	Douglas Emmett, Inc.	515,383	0.3
83,079	Empire State Realty
	Trust, Inc. - Class A	791,743	0.4
71,504	Essential Properties
	Realty Trust, Inc.	1,914,877	0.9

See Accompanying Notes to Financial Statements

25

Voya Small Company Fund	PORTFOLIO OF INVESTMENTS
as of May 31, 2024 (continued)

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Real Estate: (continued)
71,253	eXp World Holdings,
	Inc.	$798,746	0.4
15,625	First Industrial Realty
	Trust, Inc.	736,250	0.4
47,191	Gladstone Land Corp.	637,078	0.3
103,625	Hudson Pacific
	Properties, Inc.	508,799	0.2
43,913	Kimco Realty Corp.	850,156	0.4
70,876	Omega Healthcare
	Investors, Inc.	2,291,421	1.1
36,719 (2)	Peakstone Realty Trust	455,315	0.2
23,793	Plymouth Industrial
	REIT, Inc.	496,322	0.2
76,505	Retail Opportunity
	Investments Corp.	957,843	0.5
122,123	Sabra Health Care
	REIT, Inc.	1,780,553	0.9
161,582	Summit Hotel
	Properties, Inc.	988,882	0.5
125,167	Uniti Group, Inc.	395,528	0.2
17,301	Vornado Realty Trust	424,220	0.2
		19,280,395	9.3

	Utilities: 3.5%
4,529	ALLETE, Inc.	286,007	0.1
104,748	Avista Corp.	3,873,581	1.9
71,888	Portland General
	Electric Co.	3,203,329	1.5
		7,362,917	3.5
	Total Common Stock
	(Cost $215,112,181)	202,766,820	98.0
EXCHANGE-TRADED FUNDS: 1.8%
18,104 (2)	iShares Russell 2000
	ETF	3,725,260	1.8

	Total Exchange-Traded
	Funds
	(Cost $3,687,223)	3,725,260	1.8
	Total Long-Term
	Investments
	(Cost $218,799,404)	206,492,080	99.8
			Percentage
Principal			of Net
Amount†		Value	Assets
SHORT-TERM INVESTMENTS: 4.6%
	Repurchase Agreements: 4.4%
1,494,284 (3)	Bank of Montreal,
	Repurchase
	Agreement dated
	05/31/2024, 5.330%,
	due 06/03/2024
	(Repurchase
	Amount $1,494,939,
	collateralized
	by various U.S.
	Government/U.S.
	Government Agency
	Obligations, 2.149%-
	5.590%, Market Value
	plus accrued interest
	$1,524,170, due
	09/01/25-05/01/53)	$1,494,284	0.7
2,138,383 (3)	Bethesda Securities,
	Repurchase
	Agreement dated
	05/31/2024, 5.410%,
	due 06/03/2024
	(Repurchase
	Amount $2,139,334,
	collateralized
	by various U.S.
	Government/U.S.
	Government Agency
	Obligations, 2.500%-
	6.070%, Market Value
	plus accrued interest
	$2,181,151, due
	10/01/27-01/01/57)	2,138,383	1.0
2,138,383 (3)	Cantor Fitzgerald
	Securities, Repurchase
	Agreement dated
	05/31/2024, 5.390%,
	due 06/03/2024
	(Repurchase
	Amount $2,139,330,
	collateralized
	by various U.S.
	Government/U.S.
	Government Agency
	Obligations, 1.500%-
	7.000%, Market Value
	plus accrued interest
	$2,181,151, due
	06/01/28-04/20/74)	2,138,383	1.0

See Accompanying Notes to Financial Statements

26

Voya Small Company Fund	PORTFOLIO OF INVESTMENTS
as of May 31, 2024 (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
SHORT-TERM INVESTMENTS: (continued)
	Repurchase Agreements (continued)
1,106,555 (3)	Marex Capital Markets
	Inc., Repurchase
	Agreement dated
	05/31/2024, 5.420%,
	due 06/03/2024
	(Repurchase
	Amount $1,107,048,
	collateralized
	by various U.S.
	Government Agency
	Obligations, 2.000%-
	6.500%, Market Value
	plus accrued interest
	$1,128,686, due
	04/01/33-02/01/57)	$1,106,555	0.6
2,159,983 (3)	MUFG Securities
	Americas Inc.,
	Repurchase
	Agreement dated
	05/31/2024, 5.340%,
	due 06/03/2024
	(Repurchase
	Amount $2,160,931,
	collateralized
	by various U.S.
	Government Agency
	Obligations, 2.500%-
	6.500%, Market Value
	plus accrued interest
	$2,203,183, due
	12/01/32-11/01/53)	2,159,983	1.1
	Total Repurchase
	Agreements
	(Cost $9,037,588)	9,037,588	4.4
			Percentage
			of Net
Shares		Value	Assets
	Mutual Funds: 0.2%
379,000 (4)	Morgan Stanley
	Institutional Liquidity
	Funds - Government
	Portfolio (Institutional
	Share Class), 5.230%
	(Cost $379,000)	$379,000	0.2

	Total Short-Term
	Investments
	(Cost $9,416,588)	9,416,588	4.6
	Total Investments in
	Securities
	(Cost $228,215,992)	$215,908,668	104.4
	Liabilities in Excess
	of Other Assets	(9,054,380)	(4.4)
	Net Assets	$206,854,288	100.0

†	Unless otherwise indicated, principal amount is shown in USD.

(1)	Non-income producing security.

(2)	Security, or a portion of the security, is on loan.

(3)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.

(4)	Rate shown is the 7-day yield as of May 31, 2024.

See Accompanying Notes to Financial Statements

27

Voya Small Company Fund	PORTFOLIO OF INVESTMENTS
as of May 31, 2024 (continued)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of May 31, 2024 in valuing the assets and liabilities:

	Quoted Prices
	in Active Markets	Significant Other	Significant
	for Identical	Observable	Unobservable	Fair Value
	Investments	Inputs	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	May 31, 2024
Asset Table
Investments, at fair value
Common Stock*	$202,766,820	$—	$—	$202,766,820
Exchange-Traded Funds	3,725,260	—	—	3,725,260
Short-Term Investments	379,000	9,037,588	—	9,416,588
Total Investments, at fair value	$206,871,080	$9,037,588	$—	$215,908,668

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

At May 31, 2024, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $230,247,848.
Net unrealized depreciation consisted of:
Gross Unrealized Appreciation	$11,621,599
Gross Unrealized Depreciation	(25,961,176)
Net Unrealized Depreciation	$(14,339,577)

See Accompanying Notes to Financial Statements

28

TAX INFORMATION (Unaudited)

Dividends and distributions paid during the year ended May 31, 2024 were as follows:

		Per Share
Fund Name	Type	Amount
Voya Corporate Leaders® 100 Fund
Class A	NII	$0.3371
Class C	NII	$0.1946
Class I	NII	$0.4014
Class R	NII	$0.2813
Class R6	NII	$0.3996
Class W	NII	$0.3883
All Classes	STCG	$0.1862
All Classes	LTCG	$0.4233

Voya Small Company Fund
Class A	NII	$0.0270
Class C	NII	$-
Class I	NII	$0.0642
Class R	NII	$-
Class R6	NII	$0.0629
Class W	NII	$0.0384

NII - Net investment income

STCG - Short-term capital gain

LTCG - Long-term capital gain

Of the ordinary distributions made during the year ended May 31, 2024, the following percentages qualify for the dividends received deduction (DRD) available to corporate shareholders:

Voya Corporate Leaders® 100 Fund	100.00%
Voya Small Company Fund	100.00%

For the year ended May 31, 2024, the following are percentages of ordinary distributions paid by the Funds that are designated as qualifying dividend income (QDI) subject to reduced income tax rates for individuals:

Voya Corporate Leaders® 100 Fund	100.00%
Voya Small Company Fund	100.00%

The Funds designate the following amount of long-term capital gain distributions as 20% rate long-term capital gain dividends under Internal Revenue Code Section 852(b)(3)(C):

Voya Corporate Leaders® 100 Fund	$17,753,598

The Funds designate the following amounts as Section 199A dividends:

Voya Corporate Leaders® 100 Fund	$799,042
Voya Small Company Fund	$866,039

Above figures may differ from those cited elsewhere in this report due to differences in the calculation of income and gains under U.S. generally accepted accounting principles (book) purposes and Internal Revenue Service (tax) purposes.

29

TAX INFORMATION (Unaudited) (continued)

Shareholders are strongly advised to consult their own tax advisers with respect to the tax consequences of their investments in the Funds. In January, shareholders, excluding corporate shareholders, receive an IRS 1099-DIV regarding the federal tax status of the dividends and distributions they received in the calendar year.

30

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Investment Adviser Voya Investments, LLC 7337 East Doubletree Ranch Road, Suite 100 Scottsdale, Arizona 85258	Independent Registered Public Accounting Firm Ernst & Young LLP 200 Clarendon Street Boston, Massachusetts 02116

Distributor Voya Investments Distributor, LLC 7337 East Doubletree Ranch Road, Suite 100 Scottsdale, Arizona 85258	Custodian The Bank of New York Mellon 225 Liberty Street New York, New York 10286

Transfer Agent BNY Mellon Investment Servicing (U.S.) Inc. 301 Bellevue Parkway Wilmington, Delaware 19809	Legal Counsel Ropes & Gray LLP Prudential Tower 800 Boylston Street Boston, Massachusetts 02199

For more complete information, or to obtain a prospectus on any Voya mutual fund, please call your financial advisor or Voya Investments Distributor, LLC at (800) 992-0180 or log on to www.voyainvestments.com. The prospectus should be read carefully before investing. Consider the fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this information and other information about the fund. Check with your investment professional to determine which funds are available for sale within their firm. Not all funds are available for sale at all firms.

RETIREMENT | INVESTMENTS | INSURANCE

voyainvestments.com	163050 (0524)

Annual Financial Statements and Other Information

May 31, 2024

Classes A, C, I, R and W

Domestic Equity Fund

■	Voya Mid Cap Research Enhanced Index Fund

This report is submitted for general information to shareholders of the Voya mutual funds. It is not authorized for distribution to prospective shareholders unless accompanied or preceded by a prospectus which includes details regarding the funds’ investment objectives, risks, charges, expenses and other information. This information should be read carefully.

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PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio securities is available: (1) without charge, upon request, by calling Shareholder Services toll-free at (800) 992-0180; (2) on the Fund’s website at www.voyainvestments.com; and (3) on the U.S. Securities and Exchange Commission’s (“SEC’s”) website at www.sec.gov. Information regarding how the Fund voted proxies related to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Fund’s website at www.voyainvestments.com and on the SEC’s website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form NPORT-P. The Fund’s Forms NPORT-P are available on the SEC’s website at www.sec.gov. The Fund’s complete schedule of portfolio holdings is available at: www.voyainvestments.com and without charge upon request from the Fund by calling Shareholder Services toll-free at (800) 992-0180.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of Voya Mid Cap Research Enhanced Index Fund and the Board of Trustees of Voya Equity Trust

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of Voya Mid Cap Research Enhanced Index Fund (the “Fund”) (one of the funds constituting Voya Equity Trust (the “Trust”)), including the portfolio of investments, as of May 31, 2024, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the funds constituting Voya Equity Trust) at May 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of May 31, 2024, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more Voya investment companies since 2019.

Boston, Massachusetts

July 29, 2024

3

STATEMENT OF ASSETS AND LIABILITIES as of May 31, 2024

ASSETS:
Investments in securities at fair value+*	$172,471,882
Short-term investments at fair value†	798,173
Cash	21,986
Receivables:
Fund shares sold	5,247
Dividends	101,372
Interest	15
Prepaid expenses	35,519
Other assets	16,026
Total assets	173,450,220

LIABILITIES:
Payable for fund shares redeemed	22,257
Payable upon receipt of securities loaned	485,173
Payable for investment management fees	80,066
Payable for distribution and shareholder service fees	29,830
Payable to trustees under the deferred compensation plan (Note 6)	16,026
Payable for trustee fees	406
Other accrued expenses and liabilities	208,107
Total liabilities	841,865
NET ASSETS	$172,608,355

NET ASSETS WERE COMPRISED OF:
Paid-in capital	$132,254,173
Total distributable earnings	40,354,182
NET ASSETS	$172,608,355

+ Including securities loaned at value	$470,637
* Cost of investments in securities	$139,511,297
† Cost of short-term investments	$798,173

See Accompanying Notes to Financial Statements

4

STATEMENT OF ASSETS AND LIABILITIES as of May 31, 2024(continued)

Class A
Net assets	$113,786,190
Shares authorized	unlimited
Par value	$0.010
Shares outstanding	5,893,399
Net asset value and redemption price per share†	$19.31
Maximum offering price per share (5.75%)(1)	$20.49

Class C
Net assets	$425,473
Shares authorized	unlimited
Par value	$0.010
Shares outstanding	24,435
Net asset value and redemption price per share†	$17.41

Class I
Net assets	$20,041,408
Shares authorized	unlimited
Par value	$0.010
Shares outstanding	993,755
Net asset value and redemption price per share	$20.17

Class R
Net assets	$12,892,735
Shares authorized	unlimited
Par value	$0.010
Shares outstanding	686,242
Net asset value and redemption price per share	$18.79

Class W
Net assets	$25,462,549
Shares authorized	unlimited
Par value	$0.010
Shares outstanding	1,257,045
Net asset value and redemption price per share	$20.26

(1)	Maximum offering price is computed at 100/94.25 of net asset value. On purchases of $50,000 or more, the offering price is reduced.
†	Redemption price per share may be reduced for any applicable contingent deferred sales charges.

See Accompanying Notes to Financial Statements

5

STATEMENT OF OPERATIONS for the Year Ended May 31, 2024

INVESTMENT INCOME:
Dividends	$2,616,197
Interest	2,725
Securities lending income, net	5,094
Other	1,126
Total investment income	2,625,142
EXPENSES:
Investment management fees	893,153
Distribution and shareholder service fees:
Class A	266,869
Class C	3,262
Class R	59,309
Transfer agent fees:
Class A	126,239
Class C	515
Class I	11,807
Class R	14,020
Class W	28,153
Shareholder reporting expense	9,150
Registration fees	76,386
Professional fees	41,724
Custody and accounting expense	24,128
Trustee fees	4,061
Licensing fee (Note 7)	24,357
Miscellaneous expense	27,292
Interest expense	5,273
Total expenses	1,615,698
Waived and reimbursed fees	(133,753)
Net expenses	1,481,945
Net investment income	1,143,197
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain on investments	12,876,023
Net change in unrealized appreciation on investments	22,424,814
Net realized and unrealized gain	35,300,837
Increase in net assets resulting from operations	$36,444,034

See Accompanying Notes to Financial Statements

6

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended	Year Ended
	May 31, 2024	May 31, 2023
FROM OPERATIONS:
Net investment income	$1,143,197	$1,498,463
Net realized gain (loss)	12,876,023	(5,426,891)
Net change in unrealized appreciation (depreciation)	22,424,814	(2,600,662)
Increase (decrease) in net assets resulting from operations	36,444,034	(6,529,090)

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):
Class A	(841,101)	(6,472,959)
Class C	(1,814)	(35,155)
Class I	(149,502)	(1,145,609)
Class R	(70,295)	(689,581)
Class W	(138,571)	(2,420,353)
Total distributions	(1,201,283)	(10,763,657)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	52,344,988	53,604,256
Reinvestment of distributions	1,189,396	10,675,437
	53,534,384	64,279,693
Cost of shares redeemed	(54,522,316)	(48,237,068)
Net increase (decrease) in net assets resulting from capital share transactions	(987,932)	16,042,625
Net increase (decrease) in net assets	34,254,819	(1,250,122)
NET ASSETS:
Beginning of year or period	138,353,536	139,603,658
End of year or period	$172,608,355	$138,353,536

See Accompanying Notes to Financial Statements

7

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations				Less Distributions							Ratios to average net assets				Supplemental Data

Year or period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000's)	(%)

Class A
05-31-24	15.34	0.12	•	3.99	4.11	0.14	—	—	0.14	—	19.31	26.90	1.05	0.96	0.96	0.70	113,786	107
05-31-23	17.14	0.13	•	(0.88)	(0.75)	0.10	0.95	—	1.05	—	15.34	(4.45)	1.11	0.95	0.95	0.82	97,951	91
05-31-22	21.15	0.09	•	(1.18)	(1.09)	0.11	2.81	—	2.92	—	17.14	(6.18)	1.13	0.95	0.95	0.48	108,606	72
05-31-21	13.61	0.08	•	7.57	7.65	0.11	—	—	0.11	—	21.15	56.36	1.18	0.95	0.95	0.48	122,817	65
05-31-20	14.21	0.13		(0.60)	(0.47)	0.13	—	—	0.13	—	13.61	(3.44)	1.20	0.96	0.96	0.86	87,097	51
Class C
05-31-24	13.85	0.03	•	3.59	3.62	0.06	—	—	0.06	—	17.41	26.22	1.55	1.46	1.46	0.21	425	107
05-31-23	15.57	0.05	•	(0.80)	(0.75)	0.02	0.95	—	0.97	—	13.85	(4.90)	1.61	1.45	1.45	0.31	420	91
05-31-22	19.48	(0.00	)*•	(1.08)	(1.08)	0.02	2.81	—	2.83	—	15.57	(6.66)	1.63	1.45	1.45	(0.01)	584	72
05-31-21	12.53	(0.00	)*•	6.96	6.96	0.01	—	—	0.01	—	19.48	55.55	1.68	1.45	1.45	(0.01)	816	65
05-31-20	13.07	0.05	•	(0.55)	(0.50)	0.04	—	—	0.04	—	12.53	(3.85)	1.70	1.46	1.46	0.37	749	51
Class I
05-31-24	16.01	0.17	•	4.17	4.34	0.18	—	—	0.18	—	20.17	27.26	0.74	0.71	0.71	0.93	20,041	107
05-31-23	17.84	0.18	•	(0.92)	(0.74)	0.14	0.95	—	1.09	—	16.01	(4.21)	0.80	0.70	0.70	1.09	11,314	91
05-31-22	21.90	0.15	•	(1.24)	(1.09)	0.16	2.81	—	2.97	—	17.84	(5.99)	0.82	0.70	0.70	0.75	18,326	72
05-31-21	14.08	0.13	•	7.83	7.96	0.14	—	—	0.14	—	21.90	56.78	0.88	0.70	0.70	0.74	7,901	65
05-31-20	14.70	0.17	•	(0.62)	(0.45)	0.17	—	—	0.17	—	14.08	(3.25)	0.89	0.71	0.71	1.11	6,603	51
Class R
05-31-24	14.93	0.08	•	3.88	3.96	0.10	—	—	0.10	—	18.79	26.62	1.30	1.21	1.21	0.45	12,893	107
05-31-23	16.71	0.09	•	(0.86)	(0.77)	0.06	0.95	—	1.01	—	14.93	(4.69)	1.36	1.20	1.20	0.57	10,760	91
05-31-22	20.69	0.04	•	(1.15)	(1.11)	0.06	2.81	—	2.87	—	16.71	(6.42)	1.38	1.20	1.20	0.23	11,973	72
05-31-21	13.32	0.04	•	7.40	7.44	0.07	—	—	0.07	—	20.69	55.97	1.43	1.20	1.20	0.23	14,249	65
05-31-20	13.98	0.09		(0.58)	(0.49)	0.17	—	—	0.17	—	13.32	(3.70)	1.45	1.21	1.21	0.61	9,927	51
Class W
05-31-24	16.08	0.17	•	4.19	4.36	0.18	—	—	0.18	—	20.26	27.26	0.80	0.71	0.71	0.92	25,463	107
05-31-23	17.91	0.19	•	(0.93)	(0.74)	0.14	0.95	—	1.09	—	16.08	(4.20)	0.86	0.70	0.70	1.10	17,908	91
05-31-22	21.96	0.15	•	(1.23)	(1.08)	0.16	2.81	—	2.97	—	17.91	(5.93)	0.88	0.70	0.70	0.73	111	72
05-31-21	14.13	0.13	•	7.85	7.98	0.15	—	—	0.15	—	21.96	56.68	0.93	0.70	0.70	0.73	178	65
05-31-20	14.60	0.17	•	(0.64)	(0.47)	—	—	—	—	—	14.13	(3.22)	0.95	0.71	0.71	1.11	84	51

(1)	Total return is calculated assuming reinvestment of all dividends, capital gain distributions and return of capital distributions, if any, at net asset value and excluding the deduction of sales charges or contingent deferred sales charges, if applicable. Total return for periods less than one year is not annualized.
(2)	Annualized for periods less than one year.
(3)	Ratios reflect operating expenses of a Fund. Expenses before reductions/additions do not reflect amounts reimbursed or recouped by the Investment Adviser and/or Distributor or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by a Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the Investment Adviser and/or Distributor or recoupment of previously reimbursed fees by the Investment Adviser, but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions/additions represent the net expenses paid by a Fund. Net investment income (loss) is net of all such additions or reductions.
•	Calculated using average number of shares outstanding throughout the year or period.
*	Amount is less than $0.005 or 0.005% or more than $(0.005) or (0.005)%.

See Accompanying Notes to Financial Statements

8

NOTES TO FINANCIAL STATEMENTS as of May 31, 2024

NOTE 1 — ORGANIZATION

Voya Equity Trust (the “Trust”) is a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end investment management company. The Trust was organized on June 12, 1998 and consists of eleven separate active investment series. This report is for Voya Mid Cap Research Enhanced Index Fund (“Mid Cap Research Enhanced Index” or the “Fund”), a diversified series of the Trust.

The Fund offers the following classes of shares: Class A, Class C, Class I, Class R and Class W. The separate classes of shares differ principally in the applicable sales charges (if any), distribution fees and shareholder servicing fees, as well as differences in the amount of waiver of fees and reimbursement of expenses, if any. Generally, shareholders of each class also bear certain expenses that pertain to that particular class. All shareholders are allocated the common expenses of a fund and earn income and realized gains/losses from a fund pro rata based on the daily ending net assets of each class, without distinction between share classes. Expenses that are specific to a fund or a class are charged directly to that fund or class. Other operating expenses shared by several funds are generally allocated among those funds based on average net assets. Distributions are determined separately for each class based on income and expenses allocated to each class. Realized gain distributions are allocated to each class pro rata based on the shares outstanding of each class on the date of distribution. Differences in per share dividend rates generally result from differences in separate class expenses, including distribution and shareholder servicing fees, if applicable, as well as differences in the amount of waiver of fees and reimbursement of expenses between the separate classes, if any.

Class C shares, along with their pro rata reinvested dividend shares, automatically convert to Class A shares eight years after purchase.

Voya Investments, LLC (“Voya Investments” or the “Investment Adviser”), an Arizona limited liability company, serves as the Investment Adviser to the Fund. Voya Investments has engaged Voya Investment Management Co. LLC (“Voya IM” or the “Sub-Adviser”), a Delaware limited liability company, to serve as the Sub-Adviser to the Fund. Voya Investments Distributor, LLC (“VID” or the “Distributor”), a Delaware limited liability company, serves as the principal underwriter to the Fund.

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Fund in the preparation of its financial statements. The Fund is considered an investment company under U.S. generally accepted accounting principles (“GAAP”) and follows the accounting and reporting guidance applicable to investment companies.

A. Security Valuation. The Fund is open for business every day the New York Stock Exchange (“NYSE”) opens for regular trading (each such day, a “Business Day”). The net asset value (“NAV”) per share for each class of the Fund is determined each Business Day as of the close of the regular trading session (“Market Close”), as determined by the Consolidated Tape Association (“CTA”), the central distributor of transaction prices for exchange-traded securities (normally 4:00 p.m. Eastern Time unless otherwise designated by the CTA). The NAV per share of each class of the Fund is calculated by taking the value of the Fund’s assets attributable to that class, subtracting the Fund’s liabilities attributable to that class, and dividing by the number of shares of that class that are outstanding. On days when the Fund is closed for business, Fund shares will not be priced and the Fund does not transact purchase and redemption orders. To the extent the Fund’s assets are traded in other markets on days when the Fund does not price its shares, the value of the Fund’s assets will likely change and you will not be able to purchase or redeem shares of the Fund.

Portfolio securities for which market quotations are readily available are valued at market value. Investments in open-end registered investment companies that do not trade on an exchange are valued at the end of day NAV per share. The prospectuses of the open-end registered investment companies in which the Fund may invest explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing. Foreign securities’ prices are converted into U.S. dollar amounts using the applicable exchange rates as of Market Close.

When a market quotation for a portfolio security is not readily available or is deemed unreliable (for example when trading has been halted or there are unexpected market closures or other material events that would suggest that the market quotation is unreliable) and for purposes of determining the value of other Fund assets, the asset is priced at its fair value. The Board has designated the Investment Adviser, as the valuation designee, to make fair value determinations in good faith. In determining the fair value of the Fund’s assets, the Investment Adviser, pursuant to its fair valuation policy, may consider inputs from pricing service providers, broker-dealers, or the Fund’s sub-adviser(s). Issuer specific events, transaction price, position size, nature and duration of restrictions on disposition of the security, market trends, bid/ask quotes of brokers and other market data may be reviewed in the course of making a good faith determination of an asset’s fair value. Because trading hours for certain foreign securities end before Market Close, closing market quotations may become unreliable. The prices of foreign securities will generally be adjusted based on inputs from

9

NOTES TO FINANCIAL STATEMENTS as of May 31, 2024 (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

an independent pricing service that are intended to reflect valuation changes through the NYSE close. Because of the inherent uncertainties of fair valuation, the values used to determine the Fund’s NAV may materially differ from the value received upon actual sale of those investments. Thus, fair valuation may have an unintended dilutive or accretive effect on the value of shareholders’ investments in the Fund.

The Fund’s financial instruments are valued at the close of the NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 — quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date.

Level 2 — inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads).

Level 3 — unobservable inputs (including the fund’s own assumptions in determining fair value).

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

A table summarizing the Fund’s investments under these levels of classification is included within the Portfolio of Investments.

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as “Level 1,” inputs other than quoted prices for an asset or liability that are observable are classified as “Level 2” and significant unobservable inputs, including the Sub-Adviser’s or Pricing Committee’s judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as “Level 3.” The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Short-term securities of sufficient credit quality are generally considered to be Level 2 securities under applicable accounting rules. A table summarizing the Fund’s investments under these levels of classification is included within the Portfolio of Investments.

GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. A reconciliation of Level 3 investments within the Portfolio of Investments is presented only when the Fund has a significant amount of Level 3 investments.

B. Securities Transactions and Revenue Recognition. Securities transactions are accounted for on the trade date. Realized gains and losses are reported on the basis of identified cost of securities sold. Interest income is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date, or for certain foreign securities, when the information becomes available to the Fund. Premium amortization and discount accretion are determined by the effective yield method.

C. Foreign Currency Translation. The books and records of the Fund are maintained in U.S. dollars. Any foreign currency amounts are translated into U.S. dollars on the following basis:

(1) Market value of investment securities, other assets and liabilities — at the exchange rates prevailing at Market Close.

(2) Purchases and sales of investment securities, income and expenses — at the exchange rates prevailing on the respective dates of such transactions.

Although the net assets and the market values are presented at the foreign exchange rates at Market Close, the Fund does not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses from investments. For securities which are subject

10

NOTES TO FINANCIAL STATEMENTS as of May 31, 2024 (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

to foreign withholding tax upon disposition, liabilities are recorded on the Statement of Assets and Liabilities for the estimated tax withholding based on the securities’ current market value. Upon disposition, realized gains or losses on such securities are recorded net of foreign withholding tax.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding tax reclaim recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities, resulting from changes in the exchange rate. Foreign security and currency transactions may involve certain considerations and risks not typically associated with investing in U.S. companies and U.S. government securities. These risks include, but are not limited to, revaluation of currencies and future adverse political and economic developments which could cause securities and their markets to be less liquid and prices more volatile than those of comparable U.S. companies and U.S. government securities.

D. Distributions to Shareholders. The Fund records distributions to its shareholders on the ex-dividend date. The Fund declares and pays dividends and capital gain distributions, if any, at least annually to comply with the distribution requirements of the Internal Revenue Code and may make distributions on a more frequent basis. The characteristics of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP for investment companies.

E. Federal Income Taxes. It is the policy of the Fund to comply with the requirements of subchapter M of the Internal Revenue Code and related excise tax provisions applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized capital gains to its shareholders. Therefore, no federal income tax provision is required. Management has considered the sustainability of the Fund’s tax positions taken on federal income tax returns for all open tax years in making this determination. No capital gain distributions will be made until any capital loss carryforwards have been fully utilized.

The Fund may utilize equalization accounting for tax purposes, whereby a portion of redemption payments are treated as distributions of income or gain.

F. Use of Estimates. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

G. Securities Lending. The Fund has the option to temporarily loan up to 331/3% of its total assets to brokers, dealers or other financial institutions in exchange for a negotiated lender’s fee. Securities lending involves two primary risks: “investment risk” and “borrower default risk.” When lending securities, the Fund will receive cash or U.S. government securities as collateral. Investment risk is the risk that the Fund will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Fund will lose money due to the failure of a borrower to return a borrowed security. Loans are subject to termination at the option of the borrower or the Fund. Securities lending may result in leverage. The use of leverage may exaggerate any increase or decrease in the NAV, causing the Fund to be more volatile. The use of leverage may increase expenses and increase the impact of the Fund’s other risks.

H. Indemnifications. In the normal course of business, the Trust may enter into contracts that provide certain indemnifications. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, management considers the risk of loss from such claims remote.

NOTE 3 — INVESTMENT TRANSACTIONS

For the year ended May 31, 2024, the cost of purchases and the proceeds from sales of investments, excluding short-term securities, were as follows:

Purchases	Sales
$172,639,060	$173,505,039

NOTE 4 — INVESTMENT MANAGEMENT FEES

The Fund has entered into an investment management agreement (“Management Agreement”) with the Investment Adviser. The Investment Adviser has overall responsibility for the management of the Fund. The Investment Adviser oversees all investment advisory and portfolio management services for the Fund and assists in managing and supervising all aspects of the general day-to-day business activities and operations of the Fund, including custodial, transfer agency, dividend disbursing, accounting, auditing, compliance and related services. This Management Agreement compensates the Investment Adviser with a management fee, computed daily and payable monthly,

11

NOTES TO FINANCIAL STATEMENTS as of May 31, 2024 (continued)

NOTE 4 — INVESTMENT MANAGEMENT FEES (continued)

based on the average daily net assets of the Fund, at the following annual rates: 0.550% on the first $500 million, 0.525% on the next $250 million, 0.500% on the next $1.25 billion, and 0.475% in excess of $2 billion.

The Investment Adviser has entered into a sub-advisory agreement with Voya IM. Voya IM provides investment advice for the Fund and is paid by the Investment Adviser based on the average daily net assets of the Fund. Subject to such policies as the Board or the Investment Adviser may determine, Voya IM manages the Fund’s assets in accordance with the Fund’s investment objectives, policies, and limitations.

NOTE 5 — DISTRIBUTION AND SERVICE FEES

Class A, Class C, and Class R shares of the Fund has a plan (each a “Plan” and collectively, the “Plans”), whereby the Distributor is compensated by the Fund for expenses incurred in the distribution of the Fund’s shares (“Distribution Fees”). Pursuant to the Plans, the Distributor is entitled to a payment each month to compensate for expenses incurred in the distribution and promotion of the Fund’s shares, including expenses incurred in printing prospectuses and reports used for sales purposes, expenses incurred in preparing and printing sales literature and other such distribution related expenses, including any distribution or shareholder servicing fees (“Service Fees”) paid to securities dealers who have executed a distribution agreement with the Distributor. Under the Plans, each class of shares of the Fund pays the Distributor Distribution Fees and/or Service Fees based on average daily net assets at the following rates:

Class A	Class C	Class R
0.25%	0.75%	0.50%

The Distributor may also retain the proceeds of the initial sales charge paid by shareholders upon the purchase of Class A shares of the fund, and the contingent deferred sales charge paid by shareholders upon certain redemptions for Class A and Class C shares. For the year ended May 31, 2024, the Distributor retained the following amounts in sales charges:

	Class A	Class C
Initial Sales Charges:	$1,290	$—
Contingent Deferred Sales Charges:	$—	$70

NOTE 6 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

At May 31, 2024, the following direct or indirect, wholly-owned subsidiary of Voya Financial, Inc. or affiliated investment company owned more than 5% of the Fund:

Subsidiary/Affiliated Investment Company	Percentage
Voya Global Perspectives® Fund	6.30%
Voya Institutional Trust Company	7.30

The Investment Adviser may direct the Fund’s Sub-Adviser to use its best efforts (subject to obtaining best execution of each transaction) to allocate the Fund’s equity security transactions through certain designated broker-dealers. The designated broker-dealer, in turn, will reimburse a portion of the brokerage commissions to pay certain expenses of the Fund. Any amount credited to the Fund is reflected as brokerage commission recapture on the accompanying Statement of Operations.

The Fund has adopted a deferred compensation plan (the “DC Plan”), which allows eligible independent trustees, as described in the DC Plan, to defer the receipt of all or a portion of the trustees’ fees that they are entitled to receive from the Fund. For purposes of determining the amount owed to the trustee under the DC Plan, the amounts deferred are invested in shares of the funds selected by the trustee (the “Notional Funds”). When the Fund purchases shares of the Notional Funds, which are all advised by Voya Investments, in amounts equal to the trustees’ deferred fees, this results in a Fund asset equal to the deferred compensation liability. Such assets, if applicable, are included as a component of “Other assets” on the accompanying Statement of Assets and Liabilities. Deferral of trustees’ fees under the DC Plan will not affect net assets of the Fund, and will not materially affect the Fund’s assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance with the DC Plan.

The Fund may pay per account fees to affiliates of Voya Investments for recordkeeping services provided on certain assets. For the year ended May 31, 2024, the per account fees for affiliated recordkeeping services paid by the Fund were $15,761.

NOTE 7 — LICENSING FEE

The Fund pays an annual licensing fee to S&P Opco, LLC. in order to obtain data and permissions necessary to achieve its principal investment strategy.

NOTE 8 — EXPENSE LIMITATION AGREEMENT

The Investment Adviser has entered into a written expense limitation agreement (“Expense Limitation Agreement”) with the Fund whereby the Investment Adviser has agreed to limit expenses, excluding interest, taxes, investment-related costs, leverage expenses, extraordinary expenses and acquired fund fees and expenses to the levels listed below:

12

NOTES TO FINANCIAL STATEMENTS as of May 31, 2024 (continued)

NOTE 8 — EXPENSE LIMITATION AGREEMENT (continued)

Class A	Class C	Class I	Class R	Class W
1.00%	1.50%	0.75%	1.25%	0.75%

Pursuant to a side letter agreement, through October 1, 2024, the Investment Adviser had further lowered the expense limits to the levels listed below. Any fees waived pursuant to the side letter agreement shall not be eligible for recoupment. Termination or modification of this obligation requires approval by the Board.

Class A	Class C	Class I	Class R	Class W
0.95%	1.45%	0.70%	1.20%	0.70%

Unless otherwise specified above, the Investment Adviser may at a later date recoup from the Fund for class specific fees waived and/or other expenses reimbursed by the Investment Adviser during the previous 36 months, but only if, after such recoupment, the Fund’s expense ratio does not exceed the percentage described above. Waived and reimbursed fees net of any recoupment by the Investment Adviser of such waived and reimbursed fees are reflected on the accompanying Statement of Operations. Amounts payable by the Investment Adviser are reflected on the accompanying Statement of Assets and Liabilities.

As of May 31, 2024, the Fund did not have any amount of waived and/or reimbursed fees that are subject to possible recoupment by the Investment Adviser.

The Expense Limitation Agreement is contractual through October 1, 2024 and the Expense Limitation Agreement shall renew automatically for one-year terms. Termination or modification of this obligation requires approval by the Board.

NOTE 9 — LINE OF CREDIT

Effective June 12, 2023, the Fund, in addition to certain other funds managed by the Investment Adviser, entered into a 364-day unsecured committed revolving line of credit agreement (the “Credit Agreement”) with The Bank of New York Mellon (“BNY”) for an aggregate amount of $400,000,000 through June 10, 2024. The proceeds may be used only to finance temporarily: (1) the purchase or sale of investment securities; or (2) the repurchase or redemption of shares of the Fund or certain other funds managed by the Investment Adviser. The funds to which the line of credit is available pay a commitment fee equal to 0.15% per annum on the daily unused portion of the committed line amount payable quarterly in arrears. Prior to June 12, 2023, the predecessor line of credit was for an aggregate amount of $400,000,000 and the funds to which the line of credit was available paid a commitment fee equal to 0.15% per annum on the daily unused portion of the committed line amount through June 12, 2023.

Borrowings under the Credit Agreement accrue interest at the federal funds rate plus a specified margin. Repayments generally must be made within 60 days after the date of a revolving credit advance.

The Fund utilized the line of credit during the year ended May 31, 2024 as follows:

Approximate
	Approximate	Weighted
	Average	Average
	Daily Balance	Interest Rate
Days	For Days	For Days
Utilized	Utilized	Utilized
4	$7,497,000	6.33%

13

NOTES TO FINANCIAL STATEMENTS as of May 31, 2024 (continued)

NOTE 10 — CAPITAL SHARES

Transactions in capital shares and dollars were as follows:

	Shares sold	Shares issued in merger	Reinvestment of distributions	Shares redeemed	Shares converted	Net increase (decrease) in shares outstanding	Shares sold	Proceeds from shares issued in merger	Reinvestment of distributions	Shares redeemed	Shares converted	Net increase (decrease)
Year or period ended	#	#	#	#	#	#	($)	($)	($)	($)	($)	($)
Class A
5/31/2024	54,041	—	48,865	(595,446)	—	(492,540)	966,899	—	832,180	(10,319,320)	—	(8,520,241)
5/31/2023	58,681	—	412,978	(423,472)	—	48,187	950,886	—	6,401,157	(6,791,411)	—	560,632
Class C
5/31/2024	3,165	—	117	(9,178)	—	(5,896)	48,374	—	1,802	(145,440)	—	(95,264)
5/31/2023	3,905	—	2,471	(13,532)	—	(7,156)	56,143	—	34,639	(202,922)	—	(112,140)
Class I
5/31/2024	1,373,450	—	8,265	(1,094,503)	—	287,212	24,866,627	—	146,865	(20,018,858)	—	4,994,634
5/31/2023	173,528	—	70,027	(564,111)	—	(320,556)	2,884,427	—	1,131,635	(9,340,748)	—	(5,324,686)
Class P3(1)
5/31/2024	—	—	—	—	—	—	—	—	—	—	—	—
5/31/2023	—	—	—	(218)	—	(218)	—	—	—	(3,940)	—	(3,940)
Class R
5/31/2024	30,777	—	4,237	(69,406)	—	(34,392)	538,209	—	70,295	(1,189,155)	—	(580,651)
5/31/2023	31,756	—	45,667	(73,318)	—	4,105	506,942	—	689,581	(1,138,350)	—	58,173
Class W
5/31/2024	1,440,678	—	7,750	(1,304,889)	—	143,539	25,924,879	—	138,254	(22,849,543)	—	3,213,590
5/31/2023	2,791,583	—	149,009	(1,833,297)	—	1,107,295	49,205,858	—	2,418,425	(30,759,697)	—	20,864,586

(1)	Class P3 was fully redeemed on September 9, 2022.

NOTE 11 — SECURITIES LENDING

Under a Master Securities Lending Agreement (the “Agreement”) with BNY, the Fund can lend its securities to approved brokers, dealers and other financial institutions. Loans are collateralized by cash and U.S. government securities. The collateral is equal to at least 105% of the market value of non-U.S. securities loaned and 102% of the market value of U.S. securities loaned. The market value of the loaned securities is determined at the Market close of the Fund at its last sale price or official closing price on the principal exchange or system on which it is traded and any additional collateral is delivered to the Fund on the next business day. The cash collateral received is invested in approved investments as defined in the Agreement with BNY. The Fund bears the risk of loss with respect to the investment of collateral with the following exception: BNY provides the Fund indemnification from loss with respect to the investment of collateral to the extent the cash collateral is invested in overnight repurchase agreements.

Cash collateral received in connection with securities lending is invested in cash equivalents, money market funds, repurchase agreements with maturities of not more than 99 days that are collateralized with U.S. Government securities, or certain short-term investments that have a remaining maturity of 190 days or less (“Permitted Investments”). Short-term investments include: securities, units, shares or other participations in short-term investment funds, pools or trusts; commercial paper, notes, bonds or other debt obligations, certificates of deposit, time deposits and other bank obligations and asset-backed commercial paper backed by diversified receivables and repurchase-backed programs. Permitted Investments are subject to certain guidelines established by the Adviser regarding liquidity, diversification, credit quality and average credit life/duration requirements. The securities purchased with cash collateral received are reflected in the Portfolio of Investments under Short-Term Investments.

Generally, in the event of counterparty default, the Fund has the right to use the collateral to offset losses incurred. The Agreement contains certain guarantees by BNY in the event of counterparty default and/or a borrower’s failure to return a loaned security; however, there would be a potential loss to the Fund in the event the Fund is delayed or prevented from exercising its right to dispose of the collateral. Engaging in securities lending could have a leveraging effect, which may intensify the credit, market and other risks associated with investing in the fund.

The following table represents a summary of the Fund’s securities lending agreements by counterparty which are subject to offset under the Agreement as of May 31, 2024:

14

NOTES TO FINANCIAL STATEMENTS as of May 31, 2024 (continued)

NOTE 11 — SECURITIES LENDING (continued)

Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
BMO Capital Markets Corp	$132,345	$(132,345)	$—
Janney Montgomery Scott LLC	58,888	(58,888)	—
Natixis Securities America LLC	111,547	(111,547)	—
Nomura Securities International, Inc.	167,857	(167,857)	—
Total	$470,637	$(470,637)	$—

(1)	Cash collateral with a fair value of $485,173 has been received in connection with the above securities lending transactions. Excess cash collateral received from the individual counterparty is not shown for financial reporting purposes.

NOTE 12 — FEDERAL INCOME TAXES

The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from GAAP for investment companies. These book/tax differences may be either temporary or permanent. Permanent differences are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences are not reclassified. Key differences include the treatment of wash sale deferrals.

Dividends paid by the Fund from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders.

The tax composition of dividends and distributions to shareholders was as follows:

Year Ended May 31, 2024		Year Ended May 31, 2023
Ordinary Income	Long-term Capital Gains	Ordinary Income	Long-term Capital Gains
$1,201,283	$—	$1,850,654	$8,913,003

The tax-basis components of distributable earnings as of May 31, 2024 were:

Undistributed	Undistributed	Unrealized			Total
Ordinary	Long-term	Appreciation/	Capital Loss Carryforwards		Distributable
Income	Capital Gains	(Depreciation)	Amount	Character	Earnings/(Loss)
$466,005	$9,151,399	$30,736,778	$—	—	$40,354,182

The Fund’s major tax jurisdictions are U.S. federal and Arizona state.

As of May 31, 2024, no provision for income tax is required in the Fund’s financial statements as a result of tax positions taken on federal and state income tax returns for open tax years. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state department of revenue. Generally, the preceding four tax years remain subject to examination by these jurisdictions.

NOTE 13 — LONDON INTERBANK OFFERED RATE (“LIBOR”)

The London Interbank Offered Rate (“LIBOR”) was the offered rate for short-term Eurodollar deposits between major international banks. The terms of investments, financings or other transactions (including certain derivatives transactions) to which the Fund may be a party have historically been tied to LIBOR. In connection with the global transition away from LIBOR led by regulators and market participants, LIBOR was last published on a representative basis at the end of June 2023. Alternative reference rates to LIBOR have been established in most major currencies and markets in these new rates are continuing to develop. The transition away from LIBOR to the use of replacement rates has gone relatively smoothly on the Fund and the financial instruments in which it invests; however, longer-term impacts are still uncertain.

15

NOTES TO FINANCIAL STATEMENTS as of May 31, 2024 (continued)

NOTE 13 — LONDON INTERBANK OFFERED RATE (“LIBOR”) (continued)

In addition, interest rates or other types of rates and indices which are classed as “benchmarks” have been the subject of ongoing national and international regulatory reform, including under the European Union regulation on indices used as benchmarks in financial instruments and financial contracts (known as the “Benchmarks Regulation”). The Benchmarks Regulation has been enacted into United Kingdom law by virtue of the European Union (Withdrawal) Act 2018 (as amended), subject to amendments made by the Benchmarks (Amendment and Transitional Provision) (EU Exit) Regulations 2019 (SI 2019/657) and other statutory instruments. Following the implementation of these reforms, the manner of administration of benchmarks has changed and may further change in the future, with the result that relevant benchmarks may perform differently than in the past, the use of benchmarks that are not compliant with the new standards by certain supervised entities may be restricted, and certain benchmarks may be eliminated entirely. Such changes could cause increased market volatility and disruptions in liquidity for instruments that rely on or are impacted by such benchmarks. Additionally, there could be other consequences which cannot be predicted.

NOTE 14 — MARKET DISRUPTION AND GEOPOLITICAL RISK

The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Due to the increasing interdependence among global economies and markets, conditions in one country, market, or region might adversely impact markets, issuers and/or foreign exchange rates in other countries, including the United States. Wars, terrorism, global health crises and pandemics, and other geopolitical events that have led, and may continue to lead, to increased market volatility and may have adverse short- or long-term effects on U.S. and global economies and markets, generally. For example, the COVID-19 pandemic resulted in significant market volatility, exchange suspensions and closures, declines in global financial markets, higher default rates, supply chain disruptions, and a substantial economic downturn in economies throughout the world. The economic impacts of COVID-19 have created a unique challenge for real estate markets. Many businesses have either partially or fully transitioned to a remote-working environment and this transition may negatively impact the occupancy rates of commercial real estate over time. Natural and environmental disasters and systemic market dislocations are also highly disruptive to economies and markets. In addition, military action by Russia in Ukraine has, and may continue to, adversely affect global energy and financial markets and therefore could affect the value of investments, including beyond the direct exposure to Russian issuers or nearby geographic regions. The extent and duration of the military action, sanctions, and resulting market disruptions are impossible to predict and could be substantial. A number of U.S. domestic banks and foreign (non-U.S.) banks have recently experienced financial difficulties and, in some cases, failures. There can be no certainty that the actions taken by regulators to limit the effect of those financial difficulties and failures on other banks or other financial institutions or on the U.S. or foreign (non-U.S.) economies generally will be successful. It is possible that more banks or other financial institutions will experience financial difficulties or fail, which may affect adversely other U.S. or foreign (non-U.S.) financial institutions and economies. These events as well as other changes in foreign (non-U.S.) and domestic economic, social, and political conditions also could adversely affect individual issuers or related groups of issuers, securities markets, interest rates, credit ratings, inflation, investor sentiment, and other factors affecting the value of the Fund’s investments. Any of these occurrences could disrupt the operations of the Fund and of the Fund’s service providers.

NOTE 15 — SUBSEQUENT EVENTS

Line of Credit Renewal: Effective June 10, 2024, the funds to which the Credit Agreement is available entered into a renewed Credit Agreement with BNY for an aggregate amount of $400,000,000 and will continue to pay a commitment fee equal to 0.15% per annum on the daily unused portion of the committed line amount payable quarterly in arrears.

The Fund has evaluated events occurring after the Statement of Assets and Liabilities date through the date that the financial statements were issued (“subsequent events”), to determine whether any subsequent events necessitated adjustment to or disclosure in the financial statements. Other than the above, no such subsequent events were identified.

16

Voya Mid Cap Research Enhanced Index Fund	PORTFOLIO OF INVESTMENTS
as of May 31, 2024

Shares		Value	Percentage of Net Assets
COMMON STOCK: 97.4%
	Communication Services: 1.7%
514 (1)	Cable One, Inc.	$198,358	0.1
21,250	Iridium Communications, Inc.	639,837	0.4
12,061	New York Times Co. - Class A	617,523	0.3
2,840 (2)	Roku, Inc.	163,016	0.1
1,780 (2)	Spotify Technology SA	528,268	0.3
30,983	TEGNA, Inc.	461,957	0.3
7,116 (2)	TripAdvisor, Inc.	130,579	0.1
20,929 (2)	ZoomInfo Technologies, Inc.	257,008	0.1
		2,996,546	1.7

	Consumer Discretionary: 15.3%
13,290	ADT, Inc.	94,492	0.0
10,200	BorgWarner, Inc.	363,732	0.2
9,861	Boyd Gaming Corp.	525,789	0.3
530 (2)	Burlington Stores, Inc.	127,226	0.1
1,365 (2)	CarMax, Inc.	95,905	0.0
4,313 (2)	Coupang, Inc.	98,078	0.1
6,701 (2)	Crocs, Inc.	1,042,944	0.6
712 (2)	Deckers Outdoor Corp.	778,871	0.4
3,045	Dick’s Sporting Goods, Inc.	693,164	0.4
1,427 (2)	Duolingo, Inc.	273,128	0.2
4,638 (2)	Five Below, Inc.	640,647	0.4
883 (2)	Floor & Decor Holdings, Inc. - Class A	103,187	0.1
8,404 (1)(2)	GameStop Corp. - Class A	194,469	0.1
12,214	Gap, Inc.	353,717	0.2
38,458	Gentex Corp.	1,346,030	0.8
14,623 (2)	Goodyear Tire & Rubber Co.	180,009	0.1
828	Graham Holdings Co. - Class B	623,012	0.4
6,332 (2)	Grand Canyon Education, Inc.	902,057	0.5
11,276	H&R Block, Inc.	559,741	0.3
6,266	Harley-Davidson, Inc.	224,824	0.1
11,435 (2)	Hilton Grand Vacations, Inc.	472,609	0.3
5,491	Hyatt Hotels Corp. - Class A	809,758	0.5
12,110	KB Home	854,966	0.5
8,081	Kohl’s Corp.	180,934	0.1
7,603	Lear Corp.	953,036	0.5
5,723 (2)	Light & Wonder, Inc.	546,432	0.3
1,577	Lithia Motors, Inc.	399,202	0.2
7,948	LKQ Corp.	342,002	0.2
26,380	Macy’s, Inc.	513,882	0.3
45,451 (2)	Mattel, Inc.	808,573	0.5
4,951 (2)	MGM Resorts International	198,882	0.1
30,936	Nordstrom, Inc.	683,686	0.4
14 (2)	NVR, Inc.	107,530	0.1
4,274	PVH Corp.	512,923	0.3
2,615	Ralph Lauren Corp.	488,691	0.3
17,782 (2)	Skechers USA, Inc. - Class A	1,269,990	0.7
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Consumer Discretionary: (continued)
11,162	Tapestry, Inc.	$485,435	0.3
21,107 (2)	Taylor Morrison Home Corp.	1,220,618	0.7
5,054	Texas Roadhouse, Inc.	872,674	0.5
5,307	Toll Brothers, Inc.	645,543	0.4
3,990 (2)	TopBuild Corp.	1,667,620	1.0
58,690 (2)	Under Armour, Inc. - Class A	421,981	0.2
47,935	Wendy’s Co.	836,466	0.5
4,524	Williams-Sonoma, Inc.	1,326,527	0.8
1,027	Wingstop, Inc.	378,604	0.2
1,780	Wynn Resorts Ltd.	168,886	0.1
		26,388,472	15.3

	Consumer Staples: 4.7%
21,135 (2)	BellRing Brands, Inc.	1,229,423	0.7
3,555 (2)	BJ’s Wholesale Club Holdings, Inc.	313,089	0.2
959 (2)	Boston Beer Co., Inc. - Class A	300,809	0.2
315	Casey’s General Stores, Inc.	104,511	0.1
8,499 (2)	Celsius Holdings, Inc.	679,750	0.4
944	Coca-Cola Consolidated, Inc.	926,102	0.5
4,777 (2)	Darling Ingredients, Inc.	192,991	0.1
2,645 (2)	e.l.f. Beauty, Inc.	494,377	0.3
8,379	Ingredion, Inc.	985,203	0.6
1,865	Molson Coors Beverage Co. - Class B	102,221	0.0
19,570 (2)	Performance Food Group Co.	1,362,072	0.8
28,097 (2)	US Foods Holding Corp.	1,484,364	0.8
		8,174,912	4.7

	Energy: 5.1%
22,220 (2)	Antero Resources Corp.	791,699	0.5
19,199	Baker Hughes Co.	642,782	0.4
11,711	ChampionX Corp.	382,013	0.2
1,139	Chord Energy Corp.	211,182	0.1
14,950	Civitas Resources, Inc.	1,099,722	0.6
3,479	Coterra Energy, Inc.	99,221	0.1
1,862	Diamondback Energy, Inc.	371,022	0.2
27,079	Equitrans Midstream Corp.	386,688	0.2
7,080	Halliburton Co.	259,836	0.2
4,922	HF Sinclair Corp.	271,842	0.2
18,156	Matador Resources Co.	1,151,998	0.7
27,502	Murphy Oil Corp.	1,176,811	0.7
7,509	Ovintiv, Inc.	387,990	0.2
15,338	PBF Energy, Inc. - Class A	710,610	0.4
591	Phillips 66	83,987	0.0

See Accompanying Notes to Financial Statements

17

Voya Mid Cap Research Enhanced Index Fund	PORTFOLIO OF INVESTMENTS
as of May 31, 2024 (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Energy: (continued)
2,616	Range Resources Corp.	$96,557	0.1
735	Targa Resources Corp.	86,899	0.0
4,919 (2)	Weatherford International PLC	591,952	0.3
		8,802,811	5.1

	Financials: 15.9%
6,609	Affiliated Managers Group, Inc.	1,074,623	0.6
17,966	Ally Financial, Inc.	700,135	0.4
9,973	American Financial Group, Inc.	1,295,592	0.8
1,379	Ameriprise Financial, Inc.	602,085	0.3
23,187	Annaly Capital Management, Inc.	456,784	0.3
3,623	Ares Management Corp. - Class A	507,836	0.3
5,547	Axis Capital Holdings Ltd.	409,812	0.2
7,376	Bank OZK	308,907	0.2
3,324	Cadence Bank	94,900	0.1
1,749	Cboe Global Markets, Inc.	302,560	0.2
6,673	Citizens Financial Group, Inc.	235,490	0.1
32,592	CNO Financial Group, Inc.	935,064	0.5
14,414	Commerce Bancshares, Inc.	801,995	0.5
10,160	East West Bancorp, Inc.	753,770	0.4
38,621	Equitable Holdings, Inc.	1,602,385	0.9
17,839	Essent Group Ltd.	1,011,471	0.6
3,106	Evercore, Inc. - Class A	630,332	0.4
1,963	Fidelity National Financial, Inc.	98,857	0.1
15,670	First American Financial Corp.	870,939	0.5
47,719	First Horizon Corp.	755,869	0.4
1,102	Globe Life, Inc.	91,202	0.1
16,467	Hancock Whitney Corp.	769,503	0.4
2,328	Hartford Financial Services Group, Inc.	240,832	0.1
2,888	Interactive Brokers Group, Inc. - Class A	363,079	0.2
13,674	International Bancshares Corp.	777,093	0.4
22,628	Jefferies Financial Group, Inc.	1,052,655	0.6
6,930	Loews Corp.	532,224	0.3
48,938	MGIC Investment Corp.	1,027,698	0.6
444	MSCI, Inc.	219,860	0.1
8,723	OneMain Holdings, Inc.	428,474	0.2
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Financials: (continued)
13,116	Prosperity Bancshares, Inc.	$817,127	0.5
7,498	Reinsurance Group of America, Inc.	1,573,080	0.9
424	RenaissanceRe Holdings Ltd.	96,613	0.1
42,898	Rithm Capital Corp.	480,887	0.3
30,525	SLM Corp.	655,067	0.4
34,146	Starwood Property Trust, Inc.	663,798	0.4
13,148	Synchrony Financial	575,882	0.3
10,031 (2)	Toast, Inc. - Class A	243,051	0.1
3,160	Tradeweb Markets, Inc. - Class A	344,472	0.2
10,376	UMB Financial Corp.	855,397	0.5
24,898	Unum Group	1,341,006	0.8
571 (2)	WEX, Inc.	106,960	0.1
6,069	Wintrust Financial Corp.	598,464	0.3
4,701	XP, Inc. - Class A	89,272	0.1
2,216	Zions Bancorp NA	95,709	0.1
		27,488,811	15.9

	Health Care: 8.1%
2,947	Agilent Technologies, Inc.	384,318	0.2
458	AmerisourceBergen Corp.	103,769	0.1
7,966	Bruker Corp.	521,853	0.3
4,383	Cardinal Health, Inc.	435,100	0.3
24,036 (2)	Doximity, Inc. - Class A	666,518	0.4
5,301 (2)	Envista Holdings Corp.	102,627	0.1
42,708 (2)	Exelixis, Inc.	926,337	0.5
4,277 (2)	Globus Medical, Inc. - Class A	287,030	0.2
3,346 (2)	Haemonetics Corp.	281,332	0.2
9,828 (2)	Halozyme Therapeutics, Inc.	435,282	0.3
7,291 (2)	HealthEquity, Inc.	595,529	0.3
6,155 (2)	Incyte Corp.	355,697	0.2
1,113 (2)	Inspire Medical Systems, Inc.	176,733	0.1
604 (2)	Insulet Corp.	107,023	0.1
6,781 (2)	Jazz Pharmaceuticals PLC	713,700	0.4
10,403 (2)	Lantheus Holdings, Inc.	851,278	0.5
9,603 (2)	LivaNova PLC	586,455	0.3
1,466 (2)	Medpace Holdings, Inc.	566,374	0.3
1,776 (2)	Molina Healthcare, Inc.	558,694	0.3
10,409 (2)	Neurocrine Biosciences, Inc.	1,409,483	0.8
22,611 (2)	Option Care Health, Inc.	674,260	0.4
2,487 (2)	Penumbra, Inc.	471,212	0.3
17,452 (2)	Progyny, Inc.	470,331	0.3
2,296 (2)	Shockwave Medical, Inc.	769,160	0.4
4,322 (2)	Tenet Healthcare Corp.	584,421	0.3

See Accompanying Notes to Financial Statements

18

Voya Mid Cap Research Enhanced Index Fund	PORTFOLIO OF INVESTMENTS
as of May 31, 2024 (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Health Care: (continued)
2,775 (2)	United Therapeutics Corp.	$763,486	0.4
495 (2)	Veeva Systems, Inc. - Class A	86,254	0.1
		13,884,256	8.1
	Industrials: 21.2%
5,393	Acuity Brands, Inc.	1,400,077	0.8
7,294	Advanced Drainage Systems, Inc.	1,265,436	0.7
16,950	AECOM	1,480,413	0.9
849	AGCO Corp.	91,123	0.0
27,748 (2)	American Airlines Group, Inc.	319,102	0.2
817	AMETEK, Inc.	138,547	0.1
4,017	Avis Budget Group, Inc.	456,853	0.3
885 (2)	CACI International, Inc. - Class A	375,665	0.2
3,145	Carlisle Cos., Inc.	1,315,522	0.8
1,023	Cintas Corp.	693,563	0.4
23,787 (1)(2)	Clarivate PLC	135,586	0.1
2,461 (2)	Clean Harbors, Inc.	533,028	0.3
14,667 (2)	Copart, Inc.	778,231	0.4
23,974 (2)	Core & Main, Inc. - Class A	1,379,943	0.8
1,073	Curtiss-Wright Corp.	303,466	0.2
1,682	Delta Air Lines, Inc.	85,816	0.0
17,419	Donaldson Co., Inc.	1,283,432	0.7
32,085	Dun & Bradstreet Holdings, Inc.	307,695	0.2
739	EMCOR Group, Inc.	287,220	0.2
1,957	EnerSys	211,043	0.1
1,259	Equifax, Inc.	291,320	0.2
3,277	Esab Corp.	336,941	0.2
1,640	Exponent, Inc.	155,997	0.1
6,823	Flowserve Corp.	339,103	0.2
7,655	Fortive Corp.	569,838	0.3
15,039	Fortune Brands Innovations, Inc.	1,053,632	0.6
11,966 (2)	Gates Industrial Corp. PLC	208,448	0.1
29,710	Genpact Ltd.	982,213	0.6
16,675	Graco, Inc.	1,346,506	0.8
11,173 (2)	GXO Logistics, Inc.	561,220	0.3
35,472 (1)(2)	Hertz Global Holdings, Inc.	154,658	0.1
927	Ingersoll Rand, Inc.	86,257	0.0
7,768	ITT, Inc.	1,032,212	0.6
947 (2)	Kirby Corp.	117,589	0.1
2,527	Leidos Holdings, Inc.	371,595	0.2
275	Lennox International, Inc.	138,215	0.1
1,760	Lincoln Electric Holdings, Inc.	345,594	0.2
3,622	ManpowerGroup, Inc.	270,274	0.1
4,199 (2)	MasTec, Inc.	471,338	0.3
1,152 (2)	Middleby Corp.	148,504	0.1
866	MSA Safety, Inc.	155,880	0.1
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Industrials: (continued)
8,068	MSC Industrial Direct Co., Inc. - Class A	$693,041	0.4
13,247	nVent Electric PLC	1,078,041	0.6
595	Old Dominion Freight Line, Inc.	104,274	0.1
10,084	Owens Corning	1,825,910	1.1
5,690	Pentair PLC	463,052	0.3
5,681	Regal Rexnord Corp.	849,537	0.5
556	Rockwell Automation, Inc.	143,187	0.1
7,394	Rollins, Inc.	337,832	0.2
6,721	Ryder System, Inc.	816,400	0.5
2,760 (2)	Saia, Inc.	1,130,165	0.6
12,183	Sensata Technologies Holding PLC	503,401	0.3
4,752	Simpson Manufacturing Co., Inc.	788,452	0.4
10,050	SS&C Technologies Holdings, Inc.	623,602	0.4
1,769	Stanley Black & Decker, Inc.	154,204	0.1
12,136	Terex Corp.	724,155	0.4
11,055	Timken Co.	960,569	0.5
200	United Rentals, Inc.	133,882	0.1
2,406	Watsco, Inc.	1,142,609	0.7
4,643	Watts Water Technologies, Inc. - Class A	924,561	0.5
5,848	WESCO International, Inc.	1,049,657	0.6
2,091 (2)	WillScot Mobile Mini Holdings Corp.	82,448	0.0
1,281 (2)	XPO, Inc.	137,041	0.1
		36,645,115	21.2

	Information Technology: 9.7%
8,534	Amkor Technology, Inc.	278,123	0.2
3,979 (2)	Arrow Electronics, Inc.	522,483	0.3
19,044	Avnet, Inc.	1,039,802	0.6
4,533 (2)	Cirrus Logic, Inc.	519,935	0.3
1,219 (2)	Cloudflare, Inc. - Class A	82,514	0.0
4,717 (2)	Coherent Corp.	269,152	0.2
7,296 (2)	CommVault Systems, Inc.	784,940	0.4
1,527	Concentrix Corp.	93,651	0.0
903 (2)	Datadog, Inc. - Class A	99,493	0.1
5,130 (2)	DocuSign, Inc.	280,816	0.2
36,342 (2)	Dropbox, Inc. - Class A	818,785	0.5
26,320 (2)	Dynatrace, Inc.	1,203,614	0.7
738 (2)	Enphase Energy, Inc.	94,390	0.0
4,412 (2)	ExlService Holdings, Inc.	131,742	0.1
2,567 (2)	F5, Inc.	433,746	0.2
2,712 (2)	Gitlab, Inc. - Class A	127,979	0.1
4,413 (2)	GoDaddy, Inc. - Class A	616,187	0.4
2,059	Jabil, Inc.	244,815	0.1
2,499 (2)	Keysight Technologies, Inc.	346,062	0.2

See Accompanying Notes to Financial Statements

19

Voya Mid Cap Research Enhanced Index Fund	PORTFOLIO OF INVESTMENTS
as of May 31, 2024 (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Information Technology: (continued)
11,543 (2)	Lattice Semiconductor Corp.	$856,952	0.5
503 (2)	Manhattan Associates, Inc.	110,429	0.1
3,735	Maximus, Inc.	321,584	0.2
7,910	MKS Instruments, Inc.	1,001,327	0.6
727	Monolithic Power Systems, Inc.	534,803	0.3
6,254 (2)	NCR Atleos Corp.	174,049	0.1
3,168	NetApp, Inc.	381,522	0.2
663 (2)	Onto Innovation, Inc.	143,672	0.1
4,665 (2)	Paylocity Holding Corp.	663,223	0.4
29,580 (2)	Pure Storage, Inc. - Class A	1,783,378	1.0
12,576 (2)	Rambus, Inc.	694,950	0.4
3,198 (2)	RingCentral, Inc. - Class A	109,372	0.1
10,929 (2)	SentinelOne, Inc. - Class A	183,935	0.1
2,869	Skyworks Solutions, Inc.	265,842	0.1
3,793 (2)	Smartsheet, Inc. - Class A	140,341	0.1
97 (2)	Super Micro Computer, Inc.	76,097	0.0
16,865 (2)	Teradata Corp.	549,968	0.3
2,064	Teradyne, Inc.	290,900	0.2
1,672 (2)	Trimble, Inc.	93,097	0.0
1,650	Universal Display Corp.	289,905	0.2
1,977 (2)	Zoom Video Communications, Inc. - Class A	121,269	0.1
		16,774,844	9.7

	Materials: 6.5%
8,592	Alcoa Corp.	380,368	0.2
6,372	Ashland, Inc.	638,283	0.4
17,257	Avient Corp.	771,043	0.4
22,861 (2)	Axalta Coating Systems Ltd.	813,623	0.5
17,995	Berry Global Group, Inc.	1,077,541	0.6
3,422	Cabot Corp.	350,070	0.2
5,288	Chemours Co.	131,248	0.1
44,988 (2)	Cleveland-Cliffs, Inc.	777,393	0.4
14,056	Commercial Metals Co.	791,634	0.5
3,512	Crown Holdings, Inc.	295,675	0.2
18,041	Element Solutions, Inc.	433,525	0.2
1,752 (2)	Knife River Corp.	123,884	0.1
9,029	Louisiana-Pacific Corp.	827,779	0.5
3,063	PPG Industries, Inc.	402,509	0.2
4,317	Reliance Steel & Aluminum Co.	1,298,467	0.8
3,079	Royal Gold, Inc.	394,697	0.2
13,501	RPM International, Inc.	1,513,462	0.9
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Materials: (continued)
2,660	United States Steel Corp.	$102,011	0.1
		11,123,212	6.5

	Real Estate: 6.4%
3,891	American Homes 4 Rent - Class A	140,232	0.1
2,794	Boston Properties, Inc.	169,512	0.1
53,051	Brixmor Property Group, Inc.	1,194,178	0.7
2,236 (2)	CBRE Group, Inc. - Class A	196,924	0.1
33,396	COPT Defense Properties	823,879	0.5
5,826	CubeSmart	246,498	0.1
6,530	EastGroup Properties, Inc.	1,078,625	0.6
8,452	Equity Residential	549,634	0.3
13,684	First Industrial Realty Trust, Inc.	644,790	0.4
2,948	Gaming and Leisure Properties, Inc.	132,365	0.1
24,716	Host Hotels & Resorts, Inc.	443,405	0.3
4,406	Invitation Homes, Inc.	153,285	0.1
1,044	Iron Mountain, Inc.	84,240	0.0
5,666 (2)	Jones Lang LaSalle, Inc.	1,144,929	0.7
23,026	Kilroy Realty Corp.	772,062	0.4
10,290	Lamar Advertising Co. - Class A	1,215,352	0.7
47,306	Park Hotels & Resorts, Inc.	750,273	0.4
8,165	Regency Centers Corp.	501,331	0.3
41,559	Sabra Health Care REIT, Inc.	605,930	0.4
2,412	STAG Industrial, Inc.	84,565	0.1
1,428	WP Carey, Inc.	80,539	0.0
		11,012,548	6.4

	Utilities: 2.8%
13,122	Black Hills Corp.	740,737	0.4
4,968	Edison International	381,791	0.2
4,118	Evergy, Inc.	225,090	0.1
17,395	National Fuel Gas Co.	994,298	0.6
14,326	NorthWestern Corp.	744,379	0.4
9,949	OGE Energy Corp.	361,149	0.2
11,969	ONE Gas, Inc.	737,649	0.4
14,980	PG&E Corp.	277,729	0.2
17,473	UGI Corp.	444,863	0.3
		4,907,685	2.8
	Total Common Stock
	(Cost $135,396,888)	168,199,212	97.4

See Accompanying Notes to Financial Statements

20

Voya Mid Cap Research Enhanced Index Fund	PORTFOLIO OF INVESTMENTS
as of May 31, 2024 (continued)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 2.5%
71,593	iShares Core S&P Mid-Cap ETF	$4,272,670	2.5

	Total Exchange-Traded Funds
	(Cost $4,114,409)	4,272,670	2.5

	Total Long-Term Investments
	(Cost $139,511,297)	172,471,882	99.9

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 0.5%
	Repurchase Agreements: 0.3%
485,173 (3)	Daiwa Capital Markets America Inc., Repurchase Agreement dated 05/31/2024, 5.360%, due 06/03/2024 (Repurchase Amount $485,387, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-7.500%, Market Value plus accrued interest $494,876, due 11/08/24-06/01/54)	485,173	0.3
	Total Repurchase Agreements
	(Cost $485,173)	485,173	0.3

Shares		Value	Percentage of Net Assets
	Mutual Funds: 0.2%
313,000 (4)	Morgan Stanley Institutional Liquidity Funds - Government Portfolio (Institutional Share Class), 5.230% (Cost $313,000)	$313,000	0.2

	Total Short-Term Investments
	(Cost $798,173)	798,173	0.5
	Total Investments in Securities
	(Cost $140,309,470)	$173,270,055	100.4
	Liabilities in Excess of Other Assets	(661,700)	(0.4)
	Net Assets	$172,608,355	100.0
†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Security, or a portion of the security, is on loan.
(2)	Non-income producing security.
(3)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(4)	Rate shown is the 7-day yield as of May 31, 2024.

See Accompanying Notes to Financial Statements

21

Voya Mid Cap Research Enhanced Index Fund	PORTFOLIO OF INVESTMENTS
as of May 31, 2024 (continued)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of May 31, 2024 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at May 31, 2024
Asset Table
Investments, at fair value
Common Stock
Communication Services	$2,996,546	$—	$—	$2,996,546
Consumer Discretionary	26,388,472	—	—	26,388,472
Consumer Staples	8,174,912	—	—	8,174,912
Energy	8,802,811	—	—	8,802,811
Financials	27,488,811	—	—	27,488,811
Health Care	13,115,096	769,160	—	13,884,256
Industrials	36,645,115	—	—	36,645,115
Information Technology	16,774,844	—	—	16,774,844
Materials	11,123,212	—	—	11,123,212
Real Estate	11,012,548	—	—	11,012,548
Utilities	4,907,685	—	—	4,907,685
Total Common Stock	167,430,052	769,160	—	168,199,212
Exchange-Traded Funds	4,272,670	—	—	4,272,670
Short-Term Investments	313,000	485,173	—	798,173
Total Investments, at fair value	$172,015,722	$1,254,333	$—	$173,270,055

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Fund’s investments are categorized as Level 2 investments.

At May 31, 2024, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $142,533,276.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$37,086,989
Gross Unrealized Depreciation	(6,350,211)
Net Unrealized Appreciation	$30,736,778

See Accompanying Notes to Financial Statements

22

TAX INFORMATION (Unaudited)

Dividends and distributions paid during the tax year ended May 31, 2024 were as follows:

Fund Name	Type	Per Share Amount
Voya Mid Cap Research Enhanced Index Fund
Class A	NII	$0.1384
Class C	NII	$0.0638
Class I	NII	$0.1798
Class R	NII	$0.1004
Class W	NII	$0.1790
All Classes	STCG	$ -
All Classes	LTCG	$ -

NII — Net investment income

STCG— Short-term capital gain

LTCG — Long-term capital gain

Of the ordinary distributions made during the year ended May 31, 2024, 100.00% qualify for the dividends received deduction (DRD) available to corporate shareholders.

For the year ended May 31, 2024, 100.00% of ordinary distributions paid by the Fund is designated as qualifying dividend income (QDI) subject to reduced income tax rates for individuals.

The Fund designates $601,240 as Section 199A dividends.

Above figures may differ from those cited elsewhere in this report due to differences in the calculation of income and gains under U.S. generally accepted accounting principles (book) purposes and Internal Revenue Service (tax) purposes.

Shareholders are strongly advised to consult their own tax advisers with respect to the tax consequences of their investments in the Fund. In January, shareholders, excluding corporate shareholders, receive an IRS 1099-DIV regarding the federal tax status of the dividends and distributions they received in the calendar year.

23

Investment Adviser	Independent Registered Public Accounting Firm
Voya Investments, LLC	Ernst & Young LLP
7337 East Doubletree Ranch Road, Suite 100	200 Clarendon Street
Scottsdale, Arizona 85258	Boston, Massachusetts 02116

Distributor	Custodian
Voya Investments Distributor, LLC	The Bank of New York Mellon
7337 East Doubletree Ranch Road, Suite 100	225 Liberty Street
Scottsdale, Arizona 85258	New York, New York 10286

Transfer Agent	Legal Counsel
BNY Mellon Investment Servicing (U.S.) Inc.	Ropes & Gray LLP
301 Bellevue Parkway	Prudential Tower
Wilmington, Delaware 19809	800 Boylston Street
Boston, Massachusetts 02199

For more complete information, or to obtain a prospectus on any Voya mutual fund, please call your financial advisor or Voya Investments Distributor, LLC at (800) 992-0180 or log on to www.voyainvestments.com. The prospectus should be read carefully before investing. Consider the fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this information and other information about the fund. Check with your investment professional to determine which funds are available for sale within their firm. Not all funds are available for sale at all firms.

RETIREMENT | INVESTMENTS | INSURANCE

voyainvestments.com	163060 (0524)

Annual Financial Statements and Other Information

May 31, 2024

Voya Global Income & Growth Fund (Formerly, Voya Global Multi-Asset Fund)

Classes A, C, I, R6 and W

This report is submitted for general information to shareholders of the Voya mutual funds. It is not authorized for distribution to prospective shareholders unless accompanied or preceded by a prospectus which includes details regarding the funds’ investment objectives, risks, charges, expenses and other information. This information should be read carefully.

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PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio securities is available: (1) without charge, upon request, by calling Shareholder Services toll-free at (800) 992-0180; (2) on the Fund’s website at www.voyainvestments.com; and (3) on the U.S. Securities and Exchange Commission’s (“SEC’s”) website at www.sec.gov. Information regarding how the Fund voted proxies related to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Fund’s website at www.voyainvestments.com and on the SEC’s website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form NPORT-P. The Fund’s Forms NPORT-P are available on the SEC’s website at www.sec.gov. The Fund’s complete schedule of portfolio holdings is available at: www.voyainvestments.com and without charge upon request from the Fund by calling Shareholder Services toll-free at (800) 992-0180.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of Voya Global Income & Growth Fund (formerly, Voya Global Multi-Asset Fund) and the Board of Trustees of Voya Equity Trust

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of Voya Global Income & Growth Fund (formerly, Voya Global Multi-Asset Fund) (the “Fund”), (one of the funds constituting Voya Equity Trust (the “Trust”)), including the portfolio of investments, as of May 31, 2024, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the funds constituting Voya Equity Trust) at May 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of May 31, 2024, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more Voya investment companies since 2019.

Boston, Massachusetts

July 29, 2024

 1

STATEMENT OF ASSETS AND LIABILITIES as of May 31, 2024

ASSETS:
Investments in securities at fair value*	$118,159,896
Short-term investments at fair value†	4,955,959
Receivables:
Investment securities and currencies sold	3,322,922
Fund shares sold	508
Dividends	132,545
Interest	852,465
Foreign tax reclaims	1,990
Prepaid expenses	36,201
Reimbursement due from Investment Adviser	266
Other assets	17,995
Total assets	127,480,747

LIABILITIES:
Payable for investment securities and currencies purchased	2,550,685
Payable for fund shares redeemed	58,941
Payable for investment management fees	61,347
Payable for distribution and shareholder service fees	23,386
Payable to custodian due to foreign currency overdraft§	16,759
Payable to trustees under the deferred compensation plan (Note 6)	17,995
Payable for trustee fees	305
Other accrued expenses and liabilities	287,570
Total liabilities	3,016,988
NET ASSETS	$124,463,759

NET ASSETS WERE COMPRISED OF:
Paid-in capital	$116,464,925
Total distributable earnings	7,998,834
NET ASSETS	$124,463,759

*	Cost of investments in securities	$116,083,090
†	Cost of short-term investments	$4,955,959
§	Cost of foreign currencies	$16,754

See Accompanying Notes to Financial Statements

 2

STATEMENT OF ASSETS AND LIABILITIES as of May 31, 2024(continued)

Class A
Net assets	$107,552,787
Shares authorized	unlimited
Par value	$0.010
Shares outstanding	9,362,228
Net asset value and redemption price per share†	$11.49
Maximum offering price per share (5.75%)(1)	$12.19

Class C
Net assets	$1,084,276
Shares authorized	unlimited
Par value	$0.010
Shares outstanding	92,236
Net asset value and redemption price per share†	$11.76

Class I
Net assets	$14,863,518
Shares authorized	unlimited
Par value	$0.010
Shares outstanding	1,265,256
Net asset value and redemption price per share	$11.75

Class R6
Net assets	$863,002
Shares authorized	unlimited
Par value	$0.010
Shares outstanding	73,176
Net asset value and redemption price per share	$11.79

Class W
Net assets	$100,176
Shares authorized	unlimited
Par value	$0.010
Shares outstanding	8,541
Net asset value and redemption price per share	$11.73

(1)	Maximum offering price is computed at 100/94.25 of net asset value. On purchases of $100,000 or more, the offering price is reduced.
†	Redemption price per share may be reduced for any applicable contingent deferred sales charges.

See Accompanying Notes to Financial Statements

 3

STATEMENT OF OPERATIONS for the year Ended May 31, 2024

INVESTMENT INCOME:
Dividends	$70,116
Dividends from affiliated underlying funds	2,649,186
Dividends from unaffiliated underlying funds	771,117
Interest, net of foreign taxes withheld*	269,206
Other	849
Total investment income	3,760,474

EXPENSES:
Investment management fees	377,481
Distribution and shareholder service fees:
Class A	262,543
Class C	10,756
Transfer agent fees:
Class A	102,723
Class C	1,064
Class I	12,939
Class R6	145
Class W	111
Shareholder reporting expense	4,150
Registration fees	70,826
Professional fees	24,162
Custody and accounting expense	8,790
Trustee fees	3,047
Miscellaneous expense	6,944
Total expenses	885,681
Waived and reimbursed fees	(18,678)
Net expenses	867,003
Net investment income	2,893,471

REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	(232,512)
Sale of affiliated underlying funds	757,616
Sale of unaffiliated underlying funds	14,124,090
Capital gain distributions from affiliated underlying funds	318,163
Forward foreign currency contracts	(600,294)
Foreign currency related transactions	42,050
Futures	1,533,726
Swaps	(95,678)
Net realized gain	15,847,161

Net change in unrealized appreciation (depreciation) on:
Investments	2,076,923
Affiliated underlying funds	4,286,128
Unaffiliated underlying funds	(8,357,269)
Forward foreign currency contracts	9,912
Foreign currency related transactions	(3,246)
Futures	165,161
Net change in unrealized appreciation (depreciation)	(1,822,391)
Net realized and unrealized gain	14,024,770
Increase in net assets resulting from operations	$16,918,241

* Foreign taxes withheld	$6,481

See Accompanying Notes to Financial Statements

 4

STATEMENTS OF CHANGES IN NET ASSETS May 31, 2024

	Year Ended	Year Ended
	May 31, 2024	May 31, 2023
FROM OPERATIONS:
Net investment income	$2,893,471	$1,927,068
Net realized gain (loss)	15,847,161	(4,921,276)
Net change in unrealized appreciation (depreciation)	(1,822,391)	(1,972,732)
Increase (decrease) in net assets resulting from operations	16,918,241	(4,966,940)

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):
Class A	(2,733,699)	(3,999,112)
Class C	(18,884)	(37,099)
Class I	(410,491)	(595,616)
Class R6	(19,247)	(24,932)
Class W	(2,919)	(4,696)
Total distributions	(3,185,240)	(4,661,455)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	11,482,957	4,896,111
Reinvestment of distributions	3,009,796	4,404,221

	14,492,753	9,300,332
Cost of shares redeemed	(22,637,405)	(11,999,630)
Net decrease in net assets resulting from capital share transactions	(8,144,652)	(2,699,298)
Net increase (decrease) in net assets	5,588,349	(12,327,693)
NET ASSETS:
Beginning of year or period	118,875,410	131,203,103
End of year or period	$124,463,759	$118,875,410

See Accompanying Notes to Financial Statements

 5

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations				Less Distributions							Ratios to average net assets				Supplemental Data

Year or period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000's)	(%)
Class A
05-31-24	10.26	0.26	•	1.26	1.52	0.29	—	—	0.29	—	11.49	14.90	0.75	0.74	0.74	2.35	107,553	116
05-31-23	11.09	0.16	•	(0.59)	(0.43)	0.11	0.29	—	0.40	—	10.26	(3.69)	0.88	0.72	0.72	1.57	102,002	38
05-31-22	13.66	0.16	•	(1.30)	(1.14)	0.47	0.96	—	1.43	—	11.09	(9.86)	0.86	0.70	0.70	1.20	114,575	44
05-31-21	10.58	0.18	•	3.21	3.39	0.31	—	—	0.31	—	13.66	32.20	0.90	0.65	0.65	1.49	134,478	38
05-31-20	11.12	0.27	•	(0.09)	0.18	0.22	0.50	—	0.72	—	10.58	1.05	0.88	0.59	0.59	2.41	109,357	47
Class C
05-31-24	10.48	0.18	•	1.30	1.48	0.20	—	—	0.20	—	11.76	14.16	1.50	1.49	1.49	1.61	1,084	116
05-31-23	11.31	0.08	•	(0.60)	(0.52)	0.02	0.29	—	0.31	—	10.48	(4.48)	1.63	1.47	1.47	0.81	1,126	38
05-31-22	13.85	0.05	•	(1.32)	(1.27)	0.31	0.96	—	1.27	—	11.31	(10.50)	1.61	1.45	1.45	0.38	1,426	44
05-31-21	10.70	0.09	•	3.25	3.34	0.19	—	—	0.19	—	13.85	31.29	1.65	1.40	1.40	0.69	2,863	38
05-31-20	11.22	0.24	•	(0.15)	0.09	0.11	0.50	—	0.61	—	10.70	0.31	1.63	1.34	1.34	2.07	3,058	47
Class I
05-31-24	10.48	0.29	•	1.29	1.58	0.31	—	—	0.31	—	11.75	15.24	0.49	0.49	0.49	2.59	14,864	116
05-31-23	11.33	0.19	•	(0.61)	(0.42)	0.14	0.29	—	0.43	—	10.48	(3.52)	0.58	0.47	0.47	1.85	14,992	38
05-31-22	13.92	0.19	•	(1.31)	(1.12)	0.51	0.96	—	1.47	—	11.33	(9.60)	0.56	0.45	0.45	1.42	14,443	44
05-31-21	10.77	0.21	•	3.27	3.48	0.33	—	—	0.33	—	13.92	32.57	0.60	0.40	0.40	1.69	16,811	38
05-31-20	11.31	0.31	•	(0.10)	0.21	0.25	0.50	—	0.75	—	10.77	1.28	0.57	0.34	0.34	2.68	11,115	47
Class R6
05-31-24	10.52	0.30	•	1.28	1.58	0.31	—	—	0.31	—	11.79	15.20	0.42	0.42	0.42	2.66	863	116
05-31-23	11.37	0.20	•	(0.62)	(0.42)	0.14	0.29	—	0.43	—	10.52	(3.49)	0.50	0.47	0.47	1.87	640	38
05-31-22	13.96	0.19	•	(1.31)	(1.12)	0.51	0.96	—	1.47	—	11.37	(9.54)	1.11	0.45	0.45	1.47	637	44
05-31-21	10.81	0.19	•	3.30	3.49	0.34	—	—	0.34	—	13.96	32.52	1.17	0.40	0.40	1.49	611	38
05-31-20	11.35	0.29		(0.07)	0.22	0.26	0.50	—	0.76	—	10.81	1.35	1.22	0.34	0.34	2.53	50	47
Class W
05-31-24	10.46	0.28	•	1.30	1.58	0.31	—	—	0.31	—	11.73	15.27	0.50	0.49	0.49	2.56	100	116
05-31-23	11.31	0.19	•	(0.61)	(0.42)	0.14	0.29	—	0.43	—	10.46	(3.52)	0.63	0.47	0.47	1.82	116	38
05-31-22	13.90	0.19	•	(1.31)	(1.12)	0.51	0.96	—	1.47	—	11.31	(9.61)	0.61	0.45	0.45	1.45	123	44
05-31-21	10.75	0.22	•	3.26	3.48	0.33	—	—	0.33	—	13.90	32.60	0.65	0.40	0.40	1.72	134	38
05-31-20	11.30	0.32	•	(0.12)	0.20	0.25	0.50	—	0.75	—	10.75	1.22	0.63	0.34	0.34	2.79	171	47

(1)	Total return is calculated assuming reinvestment of all dividends, capital gain distributions and return of capital distributions, if any, at net asset value and excluding the deduction of sales charges or contingent deferred sales charges, if applicable. Total return for periods less than one year is not annualized.

(2)	Annualized for periods less than one year.
(3)	Ratios reflect operating expenses of a Fund. Expenses before reductions/additions do not reflect amounts reimbursed or recouped by the Investment Adviser and/or Distributor or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by a Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the Investment Adviser and/or Distributor or recoupment of previously reimbursed fees by the Investment Adviser, but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions/additions represent the net expenses paid by a Fund. Net investment income (loss) is net of all such additions or reductions.

(4)	Ratios do not include expenses of the Underlying Funds.

•	Calculated using average number of shares outstanding throughout the year or period.

See Accompanying Notes to Financial Statements

 6

NOTES TO FINANCIAL STATEMENTS as of May 31, 2024

NOTE 1 — ORGANIZATION

Voya Equity Trust (the “Trust”) is a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end investment management company. The Trust was organized on June 12, 1998 and consists of eleven separate active investment series. This report is for Voya Global Income & Growth Fund (“Global Income & Growth” or the “Fund”), a diversified series of the Trust. Prior to May 1, 2024, Voya Global Income & Growth Fund was known as Voya Global Multi-Asset Fund. In connection with the name change, the Fund began to pursue a new global income and growth strategy, exposing the Fund to a new set of principal investment risks associated with that strategy. Prior to May 1, 2024, the Fund pursued it's investment objective by primarily investing in underlying funds and direct securities.

The Fund offers the following classes of shares: Class A, Class C, Class I, Class R6, and Class W. The separate classes of shares differ principally in the applicable sales charges (if any), distribution fees and shareholder servicing fees, as well as differences in the amount of waiver of fees and reimbursement of expenses, if any. Generally, shareholders of each class also bear certain expenses that pertain to that particular class. All shareholders are allocated the common expenses of a fund and earn income and realized gains/losses from a fund pro rata based on the daily ending net assets of each class, without distinction between share classes. Expenses that are specific to a fund or a class are charged directly to that fund or class. Other operating expenses shared by several funds are generally allocated among those funds based on average net assets. Distributions are determined separately for each class based on income and expenses allocated to each class. Realized gain distributions are allocated to each class pro rata based on the shares outstanding of each class on the date of distribution. Differences in per share dividend rates generally result from differences in separate class expenses, including distribution and shareholder servicing fees, if applicable, as well as differences in the amount of waiver of fees and reimbursement of expenses between the separate classes, if any.

Class C shares, along with their pro rata reinvested dividend shares, automatically convert to Class A shares eight years after purchase.

Voya Investments, LLC (“Voya Investments” or the “Investment Adviser”), an Arizona limited liability company, serves as the Investment Adviser to the Fund. Voya Investments has engaged Voya Investment Management Co. LLC (“Voya IM” or the “Sub-Adviser”), a Delaware limited liability company, to serve as the Sub-Adviser to the Fund. Voya Investments Distributor, LLC (“VID” or the “Distributor”), a Delaware limited liability company, serves as the principal underwriter to the Fund.

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Fund in the preparation of its financial statements. The Fund is considered an investment company under U.S. generally accepted accounting principles (“GAAP”) and follows the accounting and reporting guidance applicable to investment companies.

A. Security Valuation. The Fund is open for business every day the New York Stock Exchange (“NYSE”) opens for regular trading (each such day, a “Business Day”). The net asset value (“NAV”) per share for each class of the Fund is determined each Business Day as of the close of the regular trading session (“Market Close”), as determined by the Consolidated Tape Association (“CTA”), the central distributor of transaction prices for exchange-traded securities (normally 4:00 p.m. Eastern Time unless otherwise designated by the CTA). The NAV per share of each class of the Fund is calculated by taking the value of the Fund’s assets attributable to that class, subtracting the Fund’s liabilities attributable to that class, and dividing by the number of shares of that class that are outstanding. On days when the Fund is closed for business, Fund shares will not be priced and the Fund does not transact purchase and redemption orders. To the extent the Fund’s assets are traded in other markets on days when the Fund does not price its shares, the value of the Fund’s assets will likely change and you will not be able to purchase or redeem shares of the Fund.

Portfolio securities for which market quotations are readily available are valued at market value. Investments in open-end registered investment companies that do not trade on an exchange are valued at the end of day NAV per share. The prospectuses of the open-end registered investment companies in which the Fund may invest explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing. Foreign securities’ prices are converted into U.S. dollar amounts using the applicable exchange rates as of Market Close.

When a market quotation for a portfolio security is not readily available or is deemed unreliable (for example when trading has been halted or there are unexpected market closures or other material events that would suggest that the market quotation is unreliable) and for purposes of determining the value of other Fund assets, the asset is priced at its fair value. The Board has designated the Investment Adviser, as the valuation designee, to make fair value determinations in good faith. In determining the fair value of the Fund’s assets, the Investment Adviser, pursuant to its fair valuation policy, may consider inputs from pricing service providers,

 7

NOTES TO FINANCIAL STATEMENTS as of May 31, 2024 (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

broker-dealers, or the Fund’s sub-adviser(s). Issuer specific events, transaction price, position size, nature and duration of restrictions on disposition of the security, market trends, bid/ask quotes of brokers and other market data may be reviewed in the course of making a good faith determination of an asset’s fair value. Because trading hours for certain foreign securities end before Market Close, closing market quotations may become unreliable. The prices of foreign securities will generally be adjusted based on inputs from an independent pricing service that are intended to reflect valuation changes through the NYSE close. Because of the inherent uncertainties of fair valuation, the values used to determine the Fund’s NAV may materially differ from the value received upon actual sale of those investments. Thus, fair valuation may have an unintended dilutive or accretive effect on the value of shareholders’ investments in the Fund.

The Fund’s financial instruments are valued at the close of the NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 — quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date.

Level 2 — inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads).

Level 3 — unobservable inputs (including the fund’s own assumptions in determining fair value).

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

A table summarizing the Fund’s investments under these levels of classification is included within the Portfolio of Investments.

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as “Level 1,” inputs other than quoted prices for an asset or liability that are observable are classified as “Level 2” and significant unobservable inputs, including the Sub-Adviser’s or Pricing Committee’s judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as “Level 3.” The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Short-term securities of sufficient credit quality are generally considered to be Level 2 securities under applicable accounting rules. A table summarizing the Fund’s investments under these levels of classification is included within the Portfolio of Investments. The Fund classifies each of its investments in the Underlying Funds as Level 1, without consideration as to the classification level of the specific investments held by the Underlying Funds.

GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. A reconciliation of Level 3 investments within the Portfolio of Investments is presented only when the Fund has a significant amount of Level 3 investments.

B. Securities Transactions and Revenue Recognition. Securities transactions are accounted for on the trade date. Realized gains and losses are reported on the basis of identified cost of securities sold. Interest income is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date, or for certain foreign securities, when the information becomes available to the Fund. Premium amortization and discount accretion are determined by the effective yield method. Capital gain dividends from affiliated Underlying Funds are recorded as distributions of realized gains from affiliated Underlying Funds.

C. Foreign Currency Translation. The books and records of the Fund are maintained in U.S. dollars. Any foreign currency amounts are translated into U.S. dollars on the following basis:

 8

NOTES TO FINANCIAL STATEMENTS as of May 31, 2024 (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

(1) Market value of investment securities, other assets and liabilities — at the exchange rates prevailing at Market Close.

(2) Purchases and sales of investment securities, income and expenses — at the exchange rates prevailing on the respective dates of such transactions.

Although the net assets and the market values are presented at the foreign exchange rates at Market Close, the Fund does not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses from investments.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding tax reclaims recorded on each Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities, resulting from changes in the exchange rate. Foreign security and currency transactions may involve certain considerations and risks not typically associated with investing in U.S. companies and U.S. government securities. These risks include, but are not limited to, revaluation of currencies and future adverse political and economic developments which could cause securities and their markets to be less liquid and prices more volatile than those of comparable U.S. companies and U.S. government securities.

Risk Exposures and the Use of Derivative Instruments. The Fund’s investment strategies permit the Fund to enter into various types of derivatives contracts, including, but not limited to, forward foreign currency exchange contracts, futures, purchased options, written options, and swaps. In doing so, the Fund will employ strategies in differing combinations to permit it to increase or decrease the level of risk, or change the level or types of exposure to risk factors. This may allow the Fund to pursue its objectives more quickly and efficiently than if it were to make direct purchases or sales of securities capable of affecting a similar response to market or credit factors.

In pursuit of its investment objectives, the Fund may seek to increase or decrease its exposure to the following market or credit risk factors:

Credit Risk. The price of a bond or other debt instrument is likely to fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In certain cases, the issuer could be late in paying interest or principal, or could fail to pay its financial obligations altogether.

Equity Risk. Stock prices may be volatile or have reduced liquidity in response to real or perceived impacts of factors including, but not limited to, economic conditions, changes in market interest rates, and political events. Stock markets tend to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. Additionally, legislative, regulatory or tax policies or developments in these areas may adversely impact the investment techniques available to a manager, add to costs and impair the ability of the Fund to achieve its investment objectives.

Foreign Exchange Rate Risk. To the extent that the Fund invests directly in foreign (non-U.S.) currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those foreign (non-U.S.) currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged by the Fund through foreign currency exchange transactions.

Currency rates may fluctuate significantly over short periods of time. Currency rates may be affected by changes in market interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, by the imposition of currency controls, or other political or economic developments in the United States or abroad.

Interest Rate Risk. A rise in market interest rates generally results in a fall in the value of bonds and other debt instruments; conversely, values generally rise as market interest rates fall. Interest rate risk is generally greater for debt instruments than floating-rate instruments. The higher the credit quality of the instrument, and the longer its maturity or duration, the more sensitive it is to changes in market interest rates. Duration is a measure of sensitivity of the price of a debt instrument to a change in interest rate. The U.S. has recently experienced a rising market interest rate environment, which may increase the Fund's exposure to risks associated with rising market interest rates. Rising market interest rates have unpredictable effects on the markets and may expose debt and related markets to heightened volatility. To the extent that a mutual

 9

NOTES TO FINANCIAL STATEMENTS as of May 31, 2024 (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

fund invests in debt instruments, an increase in market interest rates may lead to increased redemptions and increased portfolio turnover, which could reduce liquidity for certain investments, adversely affect values, and increase costs. Increased redemptions may cause a fund to liquidate portfolio positions when it may not be advantageous to do so and may lower returns. If dealer capacity in debt markets is insufficient for market conditions, it may further inhibit liquidity and increase volatility in debt markets. Further, recent and potential future changes in government policy may affect interest rates. Negative or very low interest rates could magnify the risks associated with changes in interest rates. In general, changing interest rates, including rates that fall below zero, could have unpredictable effects on markets and may expose debt and related markets to heightened volatility. Changes to monetary policy by the U.S. Federal Reserve Board or other regulatory actions could expose debt and related markets to heightened volatility, interest rate sensitivity, and reduced liquidity, which may impact operations and return potential.

Risks of Investing in Derivatives. The Fund’s use of derivatives can result in losses due to unanticipated changes in the market or credit risk factors and the overall market. In instances where the Fund is using derivatives to decrease, or hedge, exposures to market or credit risk factors for securities held by the Fund, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions.

Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in market interest rates and liquidity and volatility risk. The amounts required to purchase certain derivatives may be small relative to the magnitude of exposure assumed by the Fund. Therefore, the purchase of certain derivatives may have an economic leveraging effect on the Fund and exaggerate any increase or decrease in the NAV. Derivatives may not perform as expected, so the Fund may not realize the intended benefits. When used for hedging purposes, the change in value of a derivative may not correlate as expected with the currency, security or other risk being hedged. When used as an alternative or substitute for direct cash investments, the return provided by the derivative may not provide the same return as direct cash investment. In addition, given their complexity, derivatives expose the Fund to the risk of improper valuation.

Generally, derivatives are sophisticated financial instruments whose performance is derived, at least in part, from the performance of an underlying asset or assets. Derivatives include, among other things, swap agreements, options, forwards and futures. Investments in derivatives are generally negotiated over-the-counter (“OTC”), with a single counterparty and as a result are subject to credit risks related to the counterparty’s ability or willingness to perform its obligations; any deterioration in the counterparty’s creditworthiness could adversely affect the value of the derivative. In addition, derivatives and their underlying securities may experience periods of illiquidity which could cause the Fund to hold a security it might otherwise sell, or to sell a security it otherwise might hold at inopportune times or at an unanticipated price. A manager might imperfectly judge the direction of the market. For instance, if a derivative is used as a hedge to offset investment risk in another security, the hedge might not correlate to the market’s movements and may have unexpected or undesired results such as a loss or a reduction in gains.

Counterparty Credit Risk and Credit Related Contingent Features. Certain derivative positions are subject to counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Fund. The Fund’s derivative counterparties are financial institutions who are subject to market conditions that may weaken their financial position. The Fund intends to enter into financial transactions with counterparties that it believes to be creditworthy at the time of the transaction. To reduce this risk, the Fund generally enters into master netting arrangements, established within the Fund’s International Swap and Derivatives Association, Inc. (“ISDA”) Master Agreements (“Master Agreements”). These agreements are with select counterparties and they govern transactions, including certain OTC derivative and forward foreign currency contracts, entered into by the Fund and the counterparty. The Master Agreements maintain provisions for general obligations, representations, agreements, collateral, and events of default or termination. The occurrence of a specified event of termination may give a counterparty the right to terminate all of its contracts and affect settlement of all outstanding transactions under the applicable Master Agreement.

The Fund may also enter into collateral agreements with certain counterparties to further mitigate counterparty credit risk associated with OTC derivative and forward foreign currency contracts. Subject to established minimum levels, collateral is generally determined based on the net aggregate unrealized gain or loss on contracts with a certain counterparty. Collateral pledged to the Fund is held in a segregated account by a third-party agent and can be in the form of cash or debt securities issued by the U.S. government or related agencies.

The Fund’s Master Agreements with derivative counterparties have credit related contingent features that if triggered would allow its derivatives counterparties to close

 10

NOTES TO FINANCIAL STATEMENTS as of May 31, 2024 (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

out and demand payment or additional collateral to cover their exposure from the Fund. Credit related contingent features are established between the Fund and its derivatives counterparties to reduce the risk that the Fund will not fulfill its payment obligations to its counterparties. These triggering features include, but are not limited to, a percentage decrease in the Fund’s net assets and or a percentage decrease in the Fund’s NAV, which could cause the Fund to accelerate payment of any net liability owed to the counterparty. The contingent features are established within the Fund’s Master Agreements.

As of May 31, 2024, the Fund did not have any open OTC derivatives.

D. Forward Foreign Currency Contracts and Futures Contracts. The Fund may enter into forward foreign currency contracts primarily to hedge against foreign currency exchange rate risks on its non-U.S. dollar denominated investment securities. When entering into a forward foreign currency contract, the Fund agrees to receive or deliver a fixed quantity of foreign currency for an agreed-upon price on an agreed future date. These contracts are valued daily and the Fund’s net equity therein, representing unrealized gain or loss on the contracts as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward rates at the reporting date, is included in the statement of assets and liabilities. Realized and unrealized gains and losses on forward foreign currency contracts are included on the Statement of Operations. These instruments involve market and/or credit risk in excess of the amount recognized in the statement of assets and liabilities. Risks arise from the possible inability of counterparties to meet the terms of their contracts and from movement in currency and securities values and interest rates.

During the year ended May 31, 2024, the Fund had an average contract amount on forward foreign currency contracts to buy and sell of $14,742,034 and $14,510,569, respectively. There were no open forward foreign currency contracts at May 31, 2024.

The Fund may enter into futures contracts involving foreign currency, interest rates, securities and security indices. A futures contract is a commitment to buy or sell a specific amount of a financial instrument at a negotiated price on a stipulated future date. The Fund may buy and sell futures contracts. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund’s assets are valued.

Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses and, if any, shown as variation margin receivable or payable on futures contracts on the Statement of Assets and Liabilities. Open futures contracts, if any, are reported on a table within the Fund’s Portfolio of Investments. Securities held in collateralized accounts to cover initial margin requirements, if any, on open futures contracts are footnoted in the Portfolio of Investments. Cash collateral held by the broker to cover initial margin requirements on open futures contracts are noted in the Fund’s Statement of Assets and Liabilities. The net change in unrealized appreciation and depreciation is reported in the Fund’s Statement of Operations. Realized gains (losses) are reported in the Fund’s Statement of Operations at the closing or expiration of futures contracts.

Futures contracts are exposed to the market risk factor of the underlying financial instrument. During the year ended May 31, 2024, the Fund had purchased and sold futures contracts on various equity indices and U.S. Treasuries as part of its tactical asset allocation strategies. Additional associated risks of entering into futures contracts include the possibility that there may be an illiquid market where the Fund is unable to liquidate the contract or enter into an offsetting position and, if used for hedging purposes, the risk that the price of the contract will correlate imperfectly with the prices of the Fund’s securities. With futures, there is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

During the year ended May 31, 2024, the Fund had average notional amounts on futures contracts purchased and sold of $12,361,529 and $12,318,251, respectively. There were no open futures contracts at May 31, 2024.

E. Swap Agreements. The Fund may enter into swap agreements. A swap is an agreement between two parties pursuant to which each party agrees to make one or more payments to the other at specified future intervals based on the return of an asset (such as a stock, bond or currency) or non-asset reference (such as an interest rate or index). Swap agreements are privately negotiated in the OTC market and may be executed in a multilateral or other trade facility platform, such as a registered commodities exchange (“centrally cleared swaps”).

The swap agreement will specify the “notional” amount of the asset or non-asset reference to which the contract relates. Subsequent changes in market value, if any, are

 11

NOTES TO FINANCIAL STATEMENTS as of May 31, 2024 (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

calculated based upon changes in the performance of the asset or non-asset reference multiplied by the notional value of the contract. The Fund may enter into credit default, interest rate, total return and currency swaps to manage its exposure to credit, currency and interest rate risk. All outstanding swap agreements are reported within the Portfolio of Investments.

Swaps are marked to market daily using quotations primarily from third party pricing services, counterparties or brokers. The value of the swap contract is recorded on the Statement of Assets and Liabilities. During the term of the swap, changes in the value of the swap, if any, are recorded as unrealized gains or losses on the Statement of Operations. Upfront payments paid or received by the Fund when entering into the agreements are reported on the Statement of Assets and Liabilities and as a component of the changes in unrealized gains or losses on the Statement of Operations. These upfront payments represent the amounts paid or received when initially entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and the prevailing market conditions. The upfront payments are included as a component in the realized gains or losses on the Statement of Operations upon termination or maturity of the swap. The Fund also records net periodic payments paid or received on the swap contract as a realized gain or loss on the Statement of Operations.

In a centrally cleared swap, immediately following execution of the swap agreement, the swap agreement is novated to a central counterparty (the “CCP”) and a Fund’s counterparty on the swap agreement becomes the CCP. The Fund is required to interface with the CCP through a broker. Upon entering into a centrally cleared swap, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are footnoted as pledged on the Portfolio of Investments and cash deposited is recorded on the Statement of Assets and Liabilities as cash pledged for centrally cleared swaps. The daily change in valuation of centrally cleared swaps is recorded as a receivable or payable for variation margin in the Statement of Assets and Liabilities. Payments received from (paid to) the counterparty, including at termination, are recorded as realized gain (loss) on the Statement of Operations. Entering into swap agreements involves the risk that the maximum potential loss of an investment exceeds the current value of the investment as reported on the Statement of Assets and Liabilities. Other risks involve the possibility that the counterparty to the agreements may default on its obligation to perform, that there will be no liquid market for these investments and that unfavorable changes in the market will have a negative impact on the value of the index or securities underlying the respective swap agreement.

Total Return Swap Agreements. Total return swaps are entered into to gain or mitigate exposure to the underlying reference asset. Total return swap agreements involve commitments where single or multiple cash flows are exchanged based on the price of an underlying reference asset and on a fixed or variable interest rate. Total return swap agreements may involve commitments to pay interest in exchange for a market-linked return. One counterparty pays out the total return of a specific underlying reference asset, which may include a single security, a basket of securities, or an index, and in return receives a fixed or variable rate. At the maturity date, a net cash flow is exchanged where the total return is equivalent to the return of the underlying reference asset less a financing rate, if any. As a receiver, the Fund would receive payments based on any net positive total return and would owe payments in the event of a net negative total return. As the payer, the Fund would owe payments on any net positive total return, and would receive payments in the event of a net negative total return. The Fund’s use of a total return swap exposes the Fund to credit loss in the event of nonperformance by the swap counterparty. Risk may also arise from the unanticipated movements in value of exchange rates, interest rates, securities, or the index.

For the year ended May 31, 2024, the Fund entered into total return swaps on equity indices with an average notional amount of $6,501,080 and $6,500,944 on payer and receiver total return swaps, respectively. There were no open total return swaps at May 31, 2024.

F. Equity-Linked Notes. The Fund invests in equity-linked notes. Equity-linked notes are hybrid financial instruments that generally combine both debt and equity characteristics into a single note form. Income earned from equity-linked notes is recorded as Interest income in the Statement of Operations and may be based on the performance of an underlying equity security, an equity index, or an option position. The Fund records the net change in the fair value of the equity-linked note on the accompanying Statement of Operations as a change in unrealized appreciation or depreciation on investments. The Fund records a realized gain or loss on the Statement of Operations upon the sale or maturity of the equity-linked note. The risks of investing in equity-linked notes include unfavorable price movements in the underlying security and the credit risk of the issuing financial institution. There may be no guarantee of a return of principal with equity-linked notes and the appreciation

 12

NOTES TO FINANCIAL STATEMENTS as of May 31, 2024 (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

potential may be limited. Equity-linked notes may be more volatile and less liquid than other investments held by the Fund. Please refer to the Portfolio of Investments for open equity-linked notes at May 31, 2024.

G. Distributions to Shareholders. The Fund records distributions to its shareholders on the ex-dividend date. The Fund declares and pays dividends and capital gain distributions, if any, at least annually to comply with the distribution requirements of the Internal Revenue Code and may make distributions on a more frequent basis. The characteristics of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP for investment companies.

H. Convertible Securities. The Fund may invest a portion of their assets in convertible securities. Although convertible securities derive part of their value from that of the securities into which they are convertible, they are not considered derivative financial instruments. However, certain of the Fund’s investments in convertible securities include features which render them sensitive to price changes in their underlying securities. The value of structured/synthetic convertible securities can be affected by interest rate changes and credit risks of the issuer. Such securities may be structured in ways that limit their potential for capital appreciation, and the entire value of the security may be at risk of loss depending on the performance of the underlying equity security. Consequently, the Fund is exposed to greater downside risk than traditional convertible securities, but typically still less than that of the underlying stock.

I. Federal Income Taxes. It is the policy of the Fund to comply with the requirements of subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized capital gains to its shareholders. Therefore, a federal income tax or excise tax provision is not required. Management has considered the sustainability of the Fund’s tax positions taken on federal income tax returns for all open tax years in making this determination. No capital gain distributions shall be made until the capital loss carryforwards have been fully utilized.

The Fund may utilize equalization accounting for tax purposes, whereby a portion of redemption payments are treated as distributions of income or gain.

J. Use of Estimates. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

K. Indemnifications. In the normal course of business, the Trust may enter into contracts that provide certain indemnifications. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, management considers risk of loss from such claims remote.

NOTE 3 — INVESTMENT TRANSACTIONS

For the year ended May 31, 2024, the cost of purchases and the proceeds from the sales of investments, excluding short-term securities, were as follows:

Purchases	Sales
$138,787,399	$155,253,015

NOTE 4 — INVESTMENT MANAGEMENT FEES

The Fund has entered into an investment management agreement (“Management Agreement”) with the Investment Adviser. The Investment Adviser has overall responsibility for the management of the Fund. The Investment Adviser oversees all investment advisory and portfolio management services for the Fund and assists in managing and supervising all aspects of the general day-to-day business activities and operations of the Fund, including custodial, transfer agency, dividend disbursing, accounting, auditing, compliance and related services. Effective May 1, 2024, the Management Agreement compensates the Investment Adviser with a management fee equal to 0.18% of the Fund’s average daily net assets invested in affiliated Underlying Funds; 0.750% on the Fund’s average daily net assets invested in direct investments; and 0.40% the Fund’s average daily net assets invested in all other investments. Prior to May 1, 2024, the Investment Management Fee Agreement was (1) 0.18% of the Fund’s average daily net assets invested in affiliated Underlying Funds; (2) 0.900% on the first $500 million; 0.875% on the next $500 million; 0.850% on the next $500 million; 0.825% on the next $500 million; and 0.800% thereafter of the Fund’s average daily net assets invested in direct investments; and (3) 0.40% of the Fund’s average daily net assets invested in other investments.

The Investment Adviser has entered into a sub-advisory agreement with Voya IM. Voya IM provides investment advice for the Fund and is paid by the Investment Adviser based on the average daily net assets of the Fund. Subject to such policies as the Board or the Investment Adviser may determine, Voya IM manages the Fund’s assets in accordance with the Fund’s investment objectives, policies, and limitations.

 13

NOTES TO FINANCIAL STATEMENTS as of May 31, 2024 (continued)

NOTE 5 — DISTRIBUTION AND SERVICE FEES

Class A and Class C shares of the Fund each has a plan (each a “Plan” and collectively, the “Plans”), whereby the Distributor is compensated by the Fund for expenses incurred in the distribution of the Fund’s shares (“Distribution Fees”). Pursuant to the Plans, the Distributor is entitled to a payment each month to compensate for expenses incurred in the distribution and promotion of the Fund’s shares, including expenses incurred in printing prospectuses and reports used for sales purposes, expenses incurred in preparing and printing sales literature and other such distribution related expenses, including any distribution or shareholder servicing fees (“Service Fees”) paid to securities dealers who have executed a distribution agreement with the Distributor. Under the Plans, Class A and Class C shares of the Fund pay the Distributor Distribution Fees and/or Service Fees based on average daily net assets at the following rates:

Class A	Class C
0.25%	1.00%

The Distributor may also retain the proceeds of the initial sales charge paid by the shareholders upon the purchase of Class A shares, and the contingent deferred sales charge paid by shareholders upon certain redemptions for Class A and Class C shares. For the year ended May 31, 2024, the Distributor retained the following amounts in sales charges:

	Class A	Class C
Initial Sales Charges:	$2,453	$—
Contingent Deferred Sales Charges:	$—	$15

NOTE 6 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

At May 31, 2024, there were no direct or indirect, wholly-owned subsidiaries of Voya Financial, Inc. or affiliated investment companies that owned more than 5% of the Fund.

The Fund has adopted a deferred compensation plan (the “DC Plan”), which allows eligible independent trustees, as described in the DC Plan, to defer the receipt of all or a portion of the trustees’ fees that they are entitled to receive from the Fund. For purposes of determining the amount owed to the trustee under the DC Plan, the amounts deferred are invested in shares of the funds selected by the trustee (the “Notional Funds”). When the Fund purchases shares of the Notional Funds, which are all advised by Voya Investments, in amounts equal to the trustees’ deferred fees, this results in a Fund asset equal to the deferred compensation liability. Such assets, if applicable, are included as a component of “Other assets” on the accompanying Statement of Assets and Liabilities. Deferral of trustees’ fees under the DC Plan will not affect net assets of the Fund, and will not materially affect the Fund’s assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance with the DC Plan.

The Fund may pay per account fees to affiliates of Voya Investments for recordkeeping services provided on certain assets. For the year ended May 31, 2024, the per account fees for affiliated recordkeeping services paid by the Fund were $7,570.

NOTE 7 — EXPENSE LIMITATION AGREEMENT

Voya Investments has entered into a written expense limitation agreement (“Expense Limitation Agreement”) with the Fund whereby the Investment Adviser has agreed to limit expenses, excluding interest, taxes, investment-related costs, leverage expenses and extraordinary expenses to the levels listed below(1)(2):

Class A	Class C	Class I	Class R6	Class W
1.10%	1.85%	0.85%	0.85%	0.85%

(1)	Prior to May 1, 2024, these operating expense limits took into account operating expenses incurred at the Underlying Fund level. The amount of fees and expenses of an Underlying Fund borne by the Fund will vary based on the Fund’s allocation of assets to, and the net expenses of, a particular Underlying Fund.

(2)	Prior to May 1, 2024, the expense limits were 1.15%, 1.90%, 0.90%, 0.90% and 0.90% for Class A, Class C, Class I, Class R6 and Class W, respectively.

The Investment Adviser may at a later date recoup from the Fund for class specific fees waived and/or other expenses reimbursed by the Investment Adviser during the previous 36 months, but only if, after such recoupment, the Fund’s expense ratio does not exceed the percentage described above. Waived and reimbursed fees net of any recoupment by the Investment Adviser of such waived and reimbursed fees are reflected on the accompanying Statement of Operations. Amounts payable by the Investment Adviser are reflected on the accompanying Statement of Assets and Liabilities.

As of May 31, 2024, the amounts of waived and/or reimbursed fees that are subject to possible recoupment by the Investment Adviser and the related expiration dates are as follows:

May 31,
2025	2026	2027	Total
$162,829	$31,805	$—	$194,634

In addition to the above waived and/or reimbursed fees, the amount of class specific fees waived or reimbursed that are subject to possible recoupment by the Investment Adviser and the related expiration dates, as of May 31, 2024, are as follows:

14

NOTES TO FINANCIAL STATEMENTS as of May 31, 2024 (continued)

NOTE 7 — EXPENSE LIMITATION AGREEMENT (continued)

	May 31,
	2025	2026	2027	Total
Class A	$65,853	$134,382	$17,849	$218,084
Class C	1,094	1,644	192	2,930
Class I	—	11,137	617	11,754
Class R6	3,552	—	—	3,552
Class W	69	152	20	241

The Expense Limitation Agreement is contractual through October 1, 2024 and shall renew automatically for one-year terms. Termination or modification of this obligation requires approval by the Board.

NOTE 8 — LINE OF CREDIT

Effective June 12, 2023, the Fund, in addition to certain other funds managed by the Investment Adviser, entered into a 364-day unsecured committed revolving line of credit agreement (the “Credit Agreement”) with The Bank

NOTE 9 — CAPITAL SHARES

Transactions in capital shares and dollars were as follows:

of New York Mellon (“BNY”) for an aggregate amount of $400,000,000 through June 10, 2024. The proceeds may be used only to finance temporarily: (1) the purchase or sale of investment securities; or (2) the repurchase or redemption of shares of the Fund or certain other funds managed by the Investment Adviser. The funds to which the line of credit is available pay a commitment fee equal to 0.15% per annum on the daily unused portion of the committed line amount payable quarterly in arrears. Prior to June 12, 2023, the predecessor line of credit was for an aggregate amount of $400,000,000 and the funds to which the line of credit was available paid a commitment fee equal to 0.15% per annum on the daily unused portion of the committed line amount through June 12, 2023.

Borrowings under the Credit Agreement accrue interest at the federal funds rate plus a specified margin. Repayments generally must be made within 60 days after the date of a revolving credit advance.

The Fund did not utilize the line of credit during the year ended May 31, 2024.

	Shares sold	Shares issued in merger	Reinvestment of distributions	Shares redeemed	Shares converted	Net increase (decrease) in shares outstanding	Shares sold	Proceeds from shares issued in merger	Reinvestment of distributions	Shares redeemed	Shares converted	Net increase (decrease)
Year or
period ended	#	#	#	#	#	#	($)	($)	($)	($)	($)	($)
Class A
5/31/2024	158,316	—	233,792	(975,592)	—	(583,484)	1,715,182	—	2,578,726	(10,639,064)	—	(6,345,156)
5/31/2023	158,317	—	382,423	(922,468)	—	(381,728)	1,614,912	—	3,759,214	(9,487,771)	—	(4,113,645)
Class C
5/31/2024	14,094	—	1,667	(31,202)	—	(15,441)	159,466	—	18,853	(348,220)	—	(169,901)
5/31/2023	31,973	—	3,679	(54,255)	—	(18,603)	345,671	—	37,050	(574,056)	—	(191,335)
Class I
5/31/2024	826,300	—	34,610	(1,026,039)	—	(165,129)	9,388,100	—	390,051	(11,521,856)	—	(1,743,705)
5/31/2023	274,463	—	57,660	(176,264)	—	155,859	2,825,847	—	578,329	(1,850,200)	—	1,553,976
Class R6
5/31/2024	19,524	—	1,703	(8,905)	—	12,322	219,640	—	19,247	(96,381)	—	142,506
5/31/2023	10,080	—	2,478	(7,716)	—	4,842	107,492	—	24,932	(83,055)	—	49,369
Class W
5/31/2024	51	—	260	(2,861)	—	(2,550)	569	—	2,919	(31,884)	—	(28,396)
5/31/2023	213	—	469	(436)	—	246	2,189	—	4,696	(4,548)	—	2,337

NOTE 10 — FEDERAL INCOME TAXES

The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from GAAP for investment companies. These book/tax differences may be either temporary or permanent. Permanent differences are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences are not reclassified. Key differences include the treatment of short-term capital gains, foreign currency transactions and wash sale deferrals.

Dividends paid by the Fund from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders.

15

NOTES TO FINANCIAL STATEMENTS as of May 31, 2024 (continued)

NOTE 10 — FEDERAL INCOME TAXES (continued)

The tax composition of dividends and distributions to shareholders was as follows:

Year Ended		Year Ended
May 31, 2024		May 31, 2023
Ordinary	Long-term	Ordinary	Long-term
Income	Capital Gains	Income	Capital Gains
$3,185,240	$—	$1,315,105	$3,346,350

The tax-basis components of distributable earnings as of May 31, 2024 were:

Undistributed	Undistributed	Unrealized			Total
Ordinary	Long-term	Appreciation/	Capital Loss Carryforwards		Distributable
Income	Capital Gains	(Depreciation)	Amount	Character	Earnings/(Loss)
$57,681	$5,879,705	$2,061,448	$—	—	$7,998,834

The Fund’s major tax jurisdictions are U.S. federal and Arizona state.

As of May 31, 2024, no provision for income tax is required in the Fund’s financial statements as a result of tax positions taken on federal and state income tax returns for open tax years. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state department of revenue. Generally, the preceding four tax years remain subject to examination by these jurisdictions.

NOTE 11 — LONDON INTERBANK OFFERED RATE (“LIBOR”)

The London Interbank Offered Rate (“LIBOR”) was the offered rate for short-term Eurodollar deposits between major international banks. The terms of investments, financings or other transactions (including certain derivatives transactions) to which the Fund may be a party have historically been tied to LIBOR. In connection with the global transition away from LIBOR led by regulators and market participants, LIBOR was last published on a representative basis at the end of June 2023. Alternative reference rates to LIBOR have been established in most major currencies and markets in these new rates are continuing to develop. The transition away from LIBOR to the use of replacement rates has gone relatively smoothly on the Fund and the financial instruments in which it invests; however, longer-term impacts are still uncertain.

In addition, interest rates or other types of rates and indices which are classed as “benchmarks” have been the subject of ongoing national and international regulatory reform, including under the European Union regulation on indices used as benchmarks in financial instruments and financial contracts (known as the “Benchmarks Regulation”). The Benchmarks Regulation has been enacted into United Kingdom law by virtue of the European Union (Withdrawal) Act 2018 (as amended), subject to amendments made by the Benchmarks (Amendment and Transitional Provision) (EU Exit) Regulations 2019 (SI 2019/657) and other statutory instruments. Following the implementation of these reforms, the manner of administration of benchmarks has changed and may further change in the future, with the result that relevant benchmarks may perform differently than in the past, the use of benchmarks that are not compliant with the new standards by certain supervised entities may be restricted, and certain benchmarks may be eliminated entirely. Such changes could cause increased market volatility and disruptions in liquidity for instruments that rely on or are impacted by such benchmarks. Additionally, there could be other consequences which cannot be predicted.

NOTE 12 — MARKET DISRUPTION AND GEOPOLITICAL RISK

The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Due to the increasing interdependence among global economies and markets, conditions in one country, market, or region might adversely impact markets, issuers and/or foreign exchange rates in other countries, including the United States. Wars, terrorism, global health crises and pandemics, and other geopolitical events that have led, and may continue to lead, to increased market volatility and may have adverse short- or long-term effects on U.S. and global economies and markets, generally. For example, the COVID-19 pandemic resulted in significant market volatility, exchange suspensions and closures, declines in global financial markets, higher default rates, supply chain disruptions, and a substantial economic downturn in economies throughout the world. The economic impacts of COVID-19

16

NOTES TO FINANCIAL STATEMENTS as of May 31, 2024 (continued)

NOTE 12 — MARKET DISRUPTION AND GEOPOLITICAL RISK (continued)

have created a unique challenge for real estate markets. Many businesses have either partially or fully transitioned to a remote-working environment and this transition may negatively impact the occupancy rates of commercial real estate over time. Natural and environmental disasters and systemic market dislocations are also highly disruptive to economies and markets. In addition, military action by Russia in Ukraine has, and may continue to, adversely affect global energy and financial markets and therefore could affect the value of investments, including beyond the direct exposure to Russian issuers or nearby geographic regions. The extent and duration of the military action, sanctions, and resulting market disruptions are impossible to predict and could be substantial. A number of U.S. domestic banks and foreign (non-U.S.) banks have recently experienced financial difficulties and, in some cases, failures. There can be no certainty that the actions taken by regulators to limit the effect of those financial difficulties and failures on other banks or other financial institutions or on the U.S. or foreign (non-U.S.) economies generally will be successful. It is possible that more banks or other financial institutions will experience financial difficulties or fail, which may affect adversely other U.S. or foreign (non-U.S.) financial institutions and economies. These events as well as other changes in foreign (non-U.S.) and domestic economic, social, and political conditions also could adversely affect individual issuers or related groups of issuers, securities markets, interest rates, credit ratings, inflation, investor sentiment, and other factors affecting the value of the Fund's investments. Any of these occurrences could disrupt the operations of the Fund and of the Fund's service providers.

NOTE 13 — SUBSEQUENT EVENTS

Dividends: Subsequent to May 31, 2024, the Fund declared long-term capital gain distributions of:

	Per Share	Payable	Record
	Amount	Date	Date
Class A	$0.5503	July 1, 2024	June 27, 2024
Class C	$0.5503	July 1, 2024	June 27, 2024
Class I	$0.5503	July 1, 2024	June 27, 2024
Class R6	$0.5503	July 1, 2024	June 27, 2024
Class W	$0.5503	July 1, 2024	June 27, 2024

Dividend Distribution: The Fund has historically made distributions of its ordinary income and capital gains to shareholders annually, but expects to begin making distributions of ordinary income monthly to shareholder beginning in November 2024.

Line of Credit Renewal: Effective June 10, 2024, the funds to which the Credit Agreement is available entered into a renewed Credit Agreement with BNY for an aggregate amount of $400,000,000 and will continue to pay a commitment fee equal to 0.15% per annum on the daily unused portion of the committed line amount payable quarterly in arrears.

Reorganization: On May 22, 2024, the Board approved a proposal to reorganize Voya Global Diversified Payment Fund (the “GDP Merging Fund”), which is not included in the report, with and into Global Income & Growth (the “Reorganization”). The proposed Reorganization is scheduled to be voted on by the shareholders of the GDP Merging Fund at a shareholder meeting held on or about October 10, 2024. If shareholder approval is obtained, the Reorganization will take place on or about the close of business October 25, 2024.

Reorganization: On May 22, 2024, the Board approved a proposal to reorganize Voya Global Perspectives® Fund (the “GP Merging Fund”), which is not included in the report, with and into Global Income & Growth (the “Reorganization”). The proposed Reorganization is scheduled to be voted on by the shareholders of the GP Merging Fund at a shareholder meeting held on or about October 10, 2024. If shareholder approval is obtained, the Reorganization will take place on or about the close of business October 25, 2024.

The Fund has evaluated events occurring after the Statement of Assets and Liabilities date through the date that the financial statements were issued (“subsequent events”) to determine whether any subsequent events necessitated adjustment to or disclosure in the financial statements. Other than the above, no such subsequent events were identified.

17

Voya Global Income & Growth Fund	PORTFOLIO OF INVESTMENTS
as of May 31, 2024

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 31.5%
	Basic Materials: 2.7%
390,000 (1)	Arsenal AIC Parent LLC, 8.000%, 10/01/2030	$406,141	0.3
425,000 (1)	Chemours Co., 5.750%, 11/15/2028	389,376	0.3
1,225,000 (1)	FMG Resources August 2006 Pty Ltd., 4.375%, 04/01/2031	1,088,474	0.9
1,020,000 (1)	Hudbay Minerals, Inc., 6.125%, 04/01/2029	1,006,912	0.8
450,000 (1)	Tronox, Inc., 4.625%, 03/15/2029	408,823	0.4
		3,299,726	2.7

	Communications: 4.2%
600,000 (1)	CCO Holdings LLC / CCO Holdings Capital Corp., 7.375%, 03/01/2031	580,894	0.5
575,000 (1)	Frontier Communications Holdings LLC, 8.750%, 05/15/2030	595,530	0.5
800,000 (1)	Gen Digital, Inc., 7.125%, 09/30/2030	813,962	0.6
1,000,000 (1)	Millicom International Cellular SA, 7.375%, 04/02/2032	983,800	0.8
850,000 (1)	Nexstar Media, Inc., 5.625%, 07/15/2027	802,963	0.6
465,000	TEGNA, Inc., 5.000%, 09/15/2029	409,072	0.3
1,200,000 (1)	Virgin Media Secured Finance PLC, 5.500%, 05/15/2029	1,086,673	0.9
		5,272,894	4.2

	Consumer, Cyclical: 4.4%
1,000,000 (1)	1011778 BC ULC / New Red Finance, Inc., 4.000%, 10/15/2030	870,853	0.7
400,000	American Axle & Manufacturing, Inc., 6.875%, 07/01/2028	397,405	0.3
575,000 (1)	Caesars Entertainment, Inc., 8.125%, 07/01/2027	586,567	0.5
550,000	Goodyear Tire & Rubber Co., 5.250%, 07/15/2031	497,700	0.4
675,000 (1)	Hilton Grand Vacations Borrower Escrow LLC / Hilton Grand Vacations Borrower Esc, 5.000%, 06/01/2029	623,805	0.5
400,000 (1)	NCL Corp. Ltd., 8.375%, 02/01/2028	417,736	0.4
500,000 (1)	Royal Caribbean Cruises Ltd., 6.250%, 03/15/2032	498,033	0.4
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Cyclical: (continued)
495,000 (1)	Scientific Games International, Inc., 7.000%, 05/15/2028	$498,162	0.4
445,000 (1)	SeaWorld Parks & Entertainment, Inc., 5.250%, 08/15/2029	416,437	0.3
425,000 (1)	Station Casinos LLC, 6.625%, 03/15/2032	417,481	0.3
215,000 (1)	Tenneco, Inc., 8.000%, 11/17/2028	196,573	0.2
		5,420,752	4.4

	Consumer, Non-cyclical: 2.0%
400,000 (1)	Avis Budget Car Rental LLC / Avis Budget Finance, Inc., 8.000%, 02/15/2031	395,053	0.3
525,000 (1)	Medline Borrower L.P., 5.250%, 10/01/2029	495,312	0.4
610,000 (1)	Organon & Co / Organon Foreign Debt Co-Issuer BV, 7.875%, 05/15/2034	620,695	0.5
995,000	Tenet Healthcare Corp., 6.125%, 10/01/2028	986,476	0.8
		2,497,536	2.0

	Energy: 3.2%
475,000 (1)	CITGO Petroleum Corp., 8.375%, 01/15/2029	492,067	0.4
475,000 (1)	Civitas Resources, Inc., 8.750%, 07/01/2031	507,710	0.4
600,000 (1)	CNX Resources Corp., 7.375%, 01/15/2031	612,590	0.5
400,000 (1)	Northern Oil and Gas, Inc., 8.750%, 06/15/2031	419,596	0.3
500,000	SM Energy Co., 6.500%, 07/15/2028	498,740	0.4
400,000 (1)	Transocean, Inc., 8.500%, 05/15/2031	399,871	0.3
500,000	USA Compression Partners L.P. / USA Compression Finance Corp., 6.875%, 09/01/2027	500,340	0.4
550,000 (1)	Weatherford International Ltd., 8.625%, 04/30/2030	569,081	0.5
		3,999,995	3.2

	Financial: 4.1%
425,000 (1)	Compass Group Diversified Holdings LLC, 5.250%, 04/15/2029	398,456	0.3
600,000 (1)	Iron Mountain, Inc., 7.000%, 02/15/2029	608,542	0.5
See Accompanying Notes to Financial Statements

18

Voya Global Income & Growth Fund	PORTFOLIO OF INVESTMENTS
as of May 31, 2024 (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Financial: (continued)
780,000 (1)	Nationstar Mortgage Holdings, Inc., 7.125%, 02/01/2032	$776,860	0.6
400,000	Navient Corp., 9.375%, 07/25/2030	418,556	0.3
735,000	OneMain Finance Corp., 9.000%, 01/15/2029	772,098	0.6
575,000 (1)	Panther Escrow Issuer LLC, 7.125%, 06/01/2031	580,262	0.5
400,000 (1)	Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co-Issuer, 5.875%, 10/01/2028	392,266	0.3
550,000 (1)	PennyMac Financial Services, Inc., 7.875%, 12/15/2029	563,583	0.5
475,000 (1)	PRA Group, Inc., 8.375%, 02/01/2028	472,414	0.4
140,000	Service Properties Trust, 7.500%, 09/15/2025	142,441	0.1
		5,125,478	4.1

	Industrial: 7.9%
500,000 (1)	AAR Escrow Issuer LLC, 6.750%, 03/15/2029	508,145	0.4
1,130,000 (1)	Bombardier, Inc., 7.500%, 02/01/2029	1,169,922	1.0
500,000 (1)	Builders FirstSource, Inc., 6.375%, 06/15/2032	498,579	0.4
1,125,000 (1)	Cemex SAB de CV, 5.200%, 09/17/2030	1,079,381	0.9
500,000 (1)	Chart Industries, Inc., 7.500%, 01/01/2030	515,580	0.4
650,000 (1)	Coherent Corp., 5.000%, 12/15/2029	606,747	0.5
475,000 (1)	Fortress Transportation and Infrastructure Investors LLC, 7.875%, 12/01/2030	496,757	0.4
1,125,000 (1)	GFL Environmental, Inc., 6.750%, 01/15/2031	1,148,925	0.9
425,000	Griffon Corp., 5.750%, 03/01/2028	411,170	0.4
500,000 (1)	Mauser Packaging Solutions Holding Co., 7.875%, 04/15/2027	510,055	0.4
400,000 (1)	Owens-Brockway Glass Container, Inc., 7.250%, 05/15/2031	399,145	0.3
1,155,000 (1)	Trivium Packaging Finance BV, 8.500%, 08/15/2027	1,153,474	0.9
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Industrial: (continued)
500,000 (1)	WESCO Distribution, Inc., 7.250%, 06/15/2028	$509,726	0.4
750,000 (1)	XPO, Inc., 7.125%, 06/01/2031	765,899	0.6
		9,773,505	7.9

	Technology: 3.0%
500,000 (1)	Amkor Technology, Inc., 6.625%, 09/15/2027	500,283	0.4
375,000 (1)	Central Parent LLC / CDK Global II LLC / CDK Financing Co., Inc., 8.000%, 06/15/2029	386,158	0.3
630,000 (1)	NCR Corp., 5.125%, 04/15/2029	585,408	0.5
1,350,000 (1)	Open Text Holdings, Inc., 4.125%, 12/01/2031	1,162,676	0.9
475,000 (1)	Seagate HDD Cayman, 8.500%, 07/15/2031	507,153	0.4
625,000 (1)	UKG, Inc., 6.875%, 02/01/2031	629,391	0.5
		3,771,069	3.0

	Total Corporate Bonds/Notes
	(Cost $39,233,639)	39,160,955	31.5

CONVERTIBLE BONDS/NOTES: 28.1%
	Communications: 4.4%
225,000	Booking Holdings, Inc., 0.750%, 05/01/2025	451,589	0.3
850,000 (1)	JD.com, Inc., 0.250%, 06/01/2029	838,100	0.7
1,300,000 (2)	PDD Holdings, Inc., (1.950)%, 12/01/2025	1,339,000	1.1
1,300,000	Sea Ltd., 2.375%, 12/01/2025	1,381,900	1.1
1,000,000	Snap, Inc., 0.750%, 08/01/2026	1,035,882	0.8
405,000	Wayfair, Inc., 3.250%, 09/15/2027	491,711	0.4
		5,538,182	4.4

	Consumer, Cyclical: 3.2%
22,000	Accor SA, 0.700%, 12/07/2027	1,199,310	1.0
470,000	Live Nation Entertainment, Inc., 2.000%, 02/15/2025	486,615	0.4
700,000 (1)	Meritage Homes Corp., 1.750%, 05/15/2028	719,250	0.6
1,100,000	NCL Corp. Ltd., 2.500%, 02/15/2027	1,020,112	0.8
500,000 (1)	Wynn Macau Ltd., 4.500%, 03/07/2029	535,500	0.4
		3,960,787	3.2

See Accompanying Notes to Financial Statements

19

Voya Global Income & Growth Fund	PORTFOLIO OF INVESTMENTS
as of May 31, 2024 (continued)

Principal Amount†		Value	Percentage of Net Assets
CONVERTIBLE BONDS/NOTES: (continued)
	Consumer, Non-cyclical: 2.1%
1,200,000	Dexcom, Inc., 0.375%, 05/15/2028	$1,186,800	0.9
1,325,000 (2)	Shift4 Payments, Inc., (5.980)%, 12/15/2025	1,457,103	1.2
		2,643,903	2.1

	Financial: 2.9%
1,000,000	Coinbase Global, Inc., 0.500%, 06/01/2026	1,033,000	0.8
1,300,000	Encore Capital Group, Inc., 4.000%, 03/15/2029	1,234,350	1.0
1,100,000 (1)	Welltower OP LLC, 2.750%, 05/15/2028	1,304,930	1.1
		3,572,280	2.9

	Industrial: 5.4%
1,000,000 (1)	Fluor Corp., 1.125%, 08/15/2029	1,136,750	0.9
1,000,000 (2)	Itron, Inc., (3.840)%, 03/15/2026	1,072,500	0.9
600,000 (2)	Prysmian SpA PRY, (21.360)%, 02/02/2026	973,696	0.8
700,000	Schneider Electric SE, SUFP, 1.970%, 11/27/2030	932,360	0.7
1,000,000	SPIE SA, 2.000%, 01/17/2028	1,350,586	1.1
1,100,000 (1)	Tetra Tech, Inc., 2.250%, 08/15/2028	1,306,745	1.0
		6,772,637	5.4

	Technology: 7.0%
300,000	BE Semiconductor Industries NV, 1.875%, 04/06/2029	452,821	0.4
400,000	Lenovo Group Ltd., 2.500%, 08/26/2029	547,600	0.5
600,000 (1)	Microchip Technology, Inc., 0.750%, 06/01/2030	614,486	0.5
1,200,000 (1)	MKS Instruments, Inc., 1.250%, 06/01/2030	1,234,800	1.0
1,000,000 (1)	Parsons Corp., 2.625%, 03/01/2029	1,034,442	0.8
1,000,000 (1)	Seagate HDD Cayman, 3.500%, 06/01/2028	1,264,500	1.0
600,000	SK Hynix, Inc., 1.750%, 04/11/2030	1,003,500	0.8
1,205,000	Tyler Technologies, Inc., 0.250%, 03/15/2026	1,282,120	1.0
1,300,000 (2)	Xero Investments Ltd., 2.800%, 12/02/2025	1,247,128	1.0
		8,681,397	7.0

	Utilities: 3.1%
1,100,000	Iberdrola Finanzas SA, IBE, 0.800%, 12/07/2027	1,227,629	1.0
Principal Amount†		Value	Percentage of Net Assets
CONVERTIBLE BONDS/NOTES: (continued)
	Utilities: (continued)
1,100,000 (1)	NextEra Energy Capital Holdings, Inc., 3.000%, 03/01/2027	$1,356,372	1.1
35,000 (2)	Veolia Environnement SA, 01/01/2025	1,244,839	1.0
		3,828,840	3.1

	Total Convertible Bonds/Notes
	(Cost $34,354,556)	34,998,026	28.1

EQUITY-LINKED NOTES: 2.2%
	Financial: 0.9%
1,000,000 (2)	Visa Inc., (13.790)% (Guarantor: Barclays Bank PLC), 02/18/2025	1,109,630	0.9

	Technology: 1.3%
1,250 (3)	Broadcom Inc., 8.000% (Guarantor: Barclays Bank PLC), 09/27/2024	1,644,212	1.3

	Total Equity-Linked Notes
	(Cost $2,750,534)	2,753,842	2.2

Shares		Value	Percentage of Net Assets
COMMON STOCK: 32.5%
	Communication Services: 2.6%
8,555 (4)	Alphabet, Inc. - Class A	1,475,737	1.2
905	Meta Platforms, Inc. - Class A	422,481	0.3
4,250	Tencent Holdings Ltd., ADR	197,753	0.2
28,685	Tencent Music Entertainment Group, ADR	414,498	0.3
16,460	Verizon Communications, Inc.	677,329	0.6
		3,187,798	2.6

	Consumer Discretionary: 4.5%
830	adidas AG	208,486	0.2
9,855 (4)	Amazon.com, Inc.	1,738,816	1.4
3,730 (4)	Birkenstock Holding PLC	212,610	0.2
14,840	Compass Group PLC	414,502	0.3
15,070 (4)	Coupang, Inc.	342,692	0.3
3,095	Dollarama, Inc.	292,934	0.2
1,765 (4)	DoorDash, Inc. - Class A	194,344	0.2
1,100	Fast Retailing Co. Ltd.	281,251	0.2
265 (4)	MercadoLibre, Inc.	457,279	0.4
15,315	Pan Pacific International Holdings Corp.	393,137	0.3
7,415	Renault SA	431,084	0.3
2,285 (4)	Tesla, Inc.	406,913	0.3

See Accompanying Notes to Financial Statements

20

Voya Global Income & Growth Fund	PORTFOLIO OF INVESTMENTS
as of May 31, 2024 (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Consumer Discretionary: (continued)
3,990 (4)	Trip.com Group Ltd., ADR	$205,525	0.2
		5,579,573	4.5

	Consumer Staples: 1.4%
15,020	Associated British Foods PLC	488,048	0.4
2,860	Beiersdorf AG	447,952	0.3
25,880	Coca-Cola Femsa SAB de CV	241,693	0.2
8,865	Walmart, Inc.	582,962	0.5
		1,760,655	1.4

	Energy: 0.7%
11,500	Shell PLC, ADR	836,970	0.7

	Financials: 3.7%
3,500	Allstate Corp.	586,320	0.5
16,270	Bank of America Corp.	650,637	0.5
27,135	Barclays PLC, ADR	307,982	0.3
2,815	Capital One Financial Corp.	387,429	0.3
14,135	Citigroup, Inc.	880,752	0.7
36,365	Mitsubishi UFJ Financial Group, Inc.	383,386	0.3
865	Moody's Corp.	343,396	0.3
3,855	Tradeweb Markets, Inc. - Class A	420,234	0.3
15,680	UniCredit SpA	619,037	0.5
		4,579,173	3.7

	Health Care: 4.8%
5,405	AstraZeneca PLC, ADR	421,698	0.3
6,985 (4)	Boston Scientific Corp.	527,857	0.4
4,650	Cooper Cos., Inc.	438,542	0.4
1,950	Danaher Corp.	500,760	0.4
5,670 (4)	Edwards Lifesciences Corp.	492,666	0.4
1,000	Elevance Health, Inc.	538,480	0.4
835	Eli Lilly & Co.	684,984	0.5
18,570	GSK PLC	418,001	0.3
450	McKesson Corp.	256,316	0.2
6,250	Novo Nordisk A/S, ADR	845,500	0.7
320 (4)	Regeneron Pharmaceuticals, Inc.	313,651	0.3
1,295 (4)	Vertex Pharmaceuticals, Inc.	589,665	0.5
		6,028,120	4.8

	Industrials: 4.4%
3,090	3M Co.	309,433	0.2
51,500	BAE Systems PLC	913,479	0.7
7,310 (4)	Bombardier, Inc. - Class B	492,089	0.4
1,020	Eaton Corp. PLC	339,507	0.3
3,465	Emerson Electric Co.	388,634	0.3
5,650	Experian PLC	259,685	0.2
5,210	Hitachi Ltd.	534,864	0.4
25,550	Marubeni Corp.	497,142	0.4
6,220	NIDEC Corp.	310,199	0.3
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Industrials: (continued)
9,985	RELX PLC	$434,628	0.4
94,165 (4)	Rolls-Royce Holdings PLC	544,030	0.4
2,090	Toyota Industries Corp.	196,687	0.2
1,825	Wolters Kluwer NV, ADR	292,274	0.2
		5,512,651	4.4

	Information Technology: 8.9%
2,540 (4)	Advanced Micro Devices, Inc.	423,926	0.3
1,610	Amphenol Corp. - Class A	213,116	0.2
6,880	Apple, Inc.	1,322,680	1.1
550	ASML Holding N.V.	528,193	0.4
1,350 (4)	Cadence Design Systems, Inc.	386,518	0.3
11,740	Canon, Inc.	339,812	0.3
150	Constellation Software, Inc.	417,228	0.3
3,000	Marvell Technology, Inc.	206,430	0.2
690	Mastercard, Inc. - Class A	308,478	0.3
4,160	Micron Technology, Inc.	520,000	0.4
6,070	Microsoft Corp.	2,519,839	2.0
1,310	NVIDIA Corp.	1,436,192	1.2
780	NXP Semiconductors NV	212,238	0.2
1,050	Salesforce, Inc.	246,162	0.2
2,230	SAP SE	401,565	0.3
390 (4)	ServiceNow, Inc.	256,203	0.2
4,355	Taiwan Semiconductor Manufacturing Co. Ltd., ADR	657,779	0.5
2,090	Teradyne, Inc.	294,565	0.2
5,685	WiseTech Global Ltd.	365,655	0.3
		11,056,579	8.9

	Materials: 0.9%
3,620	CRH PLC IE	282,208	0.2
7,515	Freeport-McMoRan, Inc.	396,266	0.3
10,110	International Paper Co.	455,860	0.4
		1,134,334	0.9

	Real Estate: 0.6%
17,925	Goodman Group	399,772	0.3
13,600	Sagax AB - Class B	357,448	0.3
		757,220	0.6

	Total Common Stock
	(Cost $38,953,968)	40,433,073	32.5

See Accompanying Notes to Financial Statements

21

Voya Global Income & Growth Fund	PORTFOLIO OF INVESTMENTS
as of May 31, 2024 (continued)

Shares		Value	Percentage of Net Assets
PREFERRED STOCK: 0.6%
	Preferred Stock: 0.6%
12,500	Apollo Global Management, Inc.	$814,000	0.6

	Total Preferred Stock
	(Cost $790,393)	814,000	0.6

	Total Long-Term Investments
	(Cost $116,083,090)	118,159,896	94.9

Shares		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 4.0%
	Mutual Funds: 4.0%
4,955,959 (5)	BlackRock Liquidity Funds, FedFund, Institutional Class, 5.200%	4,955,959	4.0

	Total Short-Term Investments
	(Cost $4,955,959)	4,955,959	4.0
	Total Investments in Securities
	(Cost $121,039,049)	$123,115,855	98.9
	Assets in Excess of Other Liabilities	1,347,904	1.1
	Net Assets	$124,463,759	100.0

ADR	American Depositary Receipt

†	Unless otherwise indicated, principal amount is shown in USD.

(1)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.

(2)	Represents a zero coupon bond. Rate shown reflects the effective yield as of May 31, 2024.

(3)	For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.

(4)	Non-income producing security.

(5)	Rate shown is the 7-day yield as of May 31, 2024.

Currency Abbreviations:

EUR	EU Euro

See Accompanying Notes to Financial Statements

22

Voya Global Income & Growth Fund	PORTFOLIO OF INVESTMENTS as of May 31, 2024 (continued)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of May 31, 2024 in valuing the assets and liabilities:

	Quoted Prices
	in Active Markets	Significant Other	Significant
	for Identical	Observable	Unobservable	Fair Value
	Investments	Inputs#	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	May 31, 2024
Asset Table
Investments, at fair value
Common Stock
Communication Services	$3,187,798	$—	$—	$3,187,798
Consumer Discretionary	3,851,113	1,728,460	—	5,579,573
Consumer Staples	824,655	936,000	—	1,760,655
Energy	836,970	—	—	836,970
Financials	3,576,750	1,002,423	—	4,579,173
Health Care	5,610,119	418,001	—	6,028,120
Industrials	1,529,663	3,982,988	—	5,512,651
Information Technology	9,949,547	1,107,032	—	11,056,579
Materials	852,126	282,208	—	1,134,334
Real Estate	—	757,220	—	757,220
Total Common Stock	30,218,741	10,214,332	—	40,433,073
Convertible Bonds/Notes	—	34,998,026	—	34,998,026
Corporate Bonds/Notes	—	39,160,955	—	39,160,955
Equity-Linked Notes	—	1,109,630	1,644,212	2,753,842
Preferred Stock	—	814,000	—	814,000
Short-Term Investments	4,955,959	—	—	4,955,959
Total Investments, at fair value	$35,174,700	$86,296,943	$1,644,212	$123,115,855

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Fund’s investments are categorized as Level 2 investments.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the year ended May 31, 2024, where the following issuers were considered an affiliate:

				Change In	Ending			Net
	Beginning			Unrealized	Fair		Realized	Capital
	Fair Value	Purchases	Sales	Appreciation/	Value at	Investment	Gains/	Gain
Issuer	at 5/31/2023	at Cost	at Cost	(Depreciation)	5/31/2024	Income	(Losses)	Distributions
Voya Global Bond Fund - Class R6	$5,966,589	$3,145,202	$(10,091,176)	$979,385	$—	$268,729	$(1,112,943)	$—
Voya High Yield Bond Fund - Class R6	6,053,483	522,522	(6,776,109)	200,104	—	388,926	(55,288)	—
Voya Intermediate Bond Fund - Class R6	15,662,552	928,731	(18,080,075)	1,488,792	—	630,320	(1,721,199)	—
Voya Large Cap Value Fund - Class R6	3,495,567	350,621	(4,318,671)	472,483	—	55,779	(83,732)	294,841
Voya MidCap Opportunities Fund - Class R6	3,091,162	209,228	(3,359,382)	58,992	—	—	524,965	22,899
Voya Multi-Manager Emerging Markets Equity Fund - Class I	5,990,607	124,541	(6,248,722)	133,574	—	124,541	474,386	—
Voya Multi-Manager International Equity Fund - Class I	12,281,058	3,112,330	(15,721,534)	328,146	—	234,277	1,172,777	—
Voya Multi-Manager International Factors Fund - Class I	9,400,446	465,212	(9,956,223)	90,565	—	396,161	1,004,580	—
Voya Multi-Manager Mid Cap Value Fund - Class I	2,917,781	74,421	(3,259,785)	267,583	—	31,612	263,108	—

See Accompanying Notes to Financial Statements

23

Voya Global Income & Growth Fund	PORTFOLIO OF INVESTMENTS as of May 31, 2024 (continued)

				Change In	Ending			Net
	Beginning			Unrealized	Fair		Realized	Capital
	Fair Value	Purchases	Sales	Appreciation/	Value at	Investment	Gains/	Gain
Issuer	at 5/31/2023	at Cost	at Cost	(Depreciation)	5/31/2024	Income	(Losses)	Distributions
Voya Short Duration High Income Fund - Class R6	$—	$3,822,499	$(3,822,499)	$—	$—	$123,820	$(10,890)	$423
Voya Short Term Bond Fund - Class R6	10,904,152	727,360	(11,689,496)	57,984	—	383,834	(80,281)	—
Voya Small Cap Growth Fund - Class R6	1,202,173	—	(1,235,499)	33,326	—	—	221,126	—
Voya Small Company Fund - Class R6	2,376,323	93,874	(2,645,391)	175,194	—	11,187	161,007	—
	$79,341,893	$13,576,541	$(97,204,562)	$4,286,128	$—	$2,649,186	$757,616	$318,163

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

The effect of derivative instruments on the Fund’s Statement of Operations for the year ended May 31, 2024 was as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income

	Forward
	foreign
	currency
Derivatives not accounted for as hedging instruments	contracts	Futures	Swaps	Total
Equity contracts	$—	$1,523,482	$(95,678)	$1,427,804
Foreign exchange contracts	(600,294)	—	—	(600,294)
Interest rate contracts	—	10,244	—	10,244
Total	$(600,294)	$1,533,726	$(95,678)	$837,754

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income

	Forward
	foreign
	currency
Derivatives not accounted for as hedging instruments	contracts	Futures	Total
Equity contracts	$—	$206,052	$206,052
Foreign exchange contracts	9,912	—	9,912
Interest rate contracts	—	(40,891)	(40,891)
Total	$9,912	$165,161	$175,073

See Accompanying Notes to Financial Statements

24

Voya Global Income & Growth Fund	PORTFOLIO OF INVESTMENTS as of May 31, 2024 (continued)

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund’s assets and liabilities during the year ended May 31, 2024:

Equity-Linked
Notes*
Beginning balance at May 31, 2023	$—
Purchases	1,641,824
Sales	—
Accrued discounts/(premiums)	—
Total realized gain (loss)	—
Net change in unrealized appreciation (depreciation)**	2,388
Transfers into Level 3	—
Transfers out of Level 3	—
Ending balance at May 31, 2024	$1,644,212
Net change in unrealized appreciation (depreciation) on Level 3 securities still held as of May 31, 2024**	$2,388

*	Securities categorized as Level 3 were fair valued based on a single quotation obtained from a broker. The Fund does not have access to the unobservable inputs and therefore cannot disclose such inputs used in formulating such quotation.

**	Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on Level 3 securities still held at May 31, 2024 may be due to securities no longer held or categorized as Level 3 at year end.

At May 31, 2024, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $121,034,960.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$2,722,760
Gross Unrealized Depreciation	(661,312)
Net Unrealized Appreciation	$2,061,448

See Accompanying Notes to Financial Statements

25

TAX INFORMATION (Unaudited)

Dividends and distributions paid during the tax year ended May 31, 2024 were as follows:

Fund Name	Type	Per Share Amount
Voya Global Income & Growth Fund
Class A	NII	$0.2870
Class C	NII	$0.1960
Class I	NII	$0.3135
Class R6	NII	$0.3149
Class W	NII	$0.3135
All Classes	STCG	$-
All Classes	LTCG	$-

NII — Net investment income

STCG— Short-term capital gain

LTCG — Long-term capital gain

Of the ordinary distributions made during the year ended May 31, 2024, 25.31% qualify for the dividends received deduction (DRD) available to corporate shareholders.

For the year ended May 31, 2024, 58.59% of ordinary income dividends paid by the Fund are designated as qualifying dividend income (QDI) subject to reduced income tax rates for individuals.

Pursuant to Internal Revenue Code Section 871(k)(1), the Fund designates 43.82% of net investment income distributions as interest-related dividends.

The Fund designates $109,350 as Section 199A dividends.

The Regulated Investment Company Modernization Act of 2010 allows qualified fund-of-funds to elect to pass through the ability to take foreign tax credits (or deductions) to the extent that foreign taxes are passed through from underlying funds. A qualified fund-of-funds is a regulated investment company that has at least 50% of the value of its total assets invested in other regulated investment companies at the end of each quarter of the taxable year. Pursuant to Section 853 of the Internal Revenue Code, the Fund designates the following amounts as foreign taxes paid for the year ended May 31, 2024:

		Portion of Ordinary
Creditable Foreign	Per Share	Income Derived from
Taxes Paid	Amount	Foreign Sourced Income*
$124,549	$0.0115	25.76%

*The Fund did not derive any income from ineligible foreign sources as defined under Section 901(j) if the Internal Revenue Code.

Above figures may differ from those cited elsewhere in this report due to differences in the calculation of income and gains under U.S. generally accepted accounting principles (book) purposes and Internal Revenue Service (tax) purposes.

Shareholders are strongly advised to consult their own tax advisers with respect to the tax consequences of their investments in the Fund. In January, shareholders, excluding corporate shareholders, receive an IRS 1099-DIV regarding the federal tax status of the dividends and distributions they received in the calendar year.

26

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Investment Adviser	Independent Registered Public Accounting Firm
Voya Investments, LLC	Ernst & Young LLP
7337 East Doubletree Ranch Road, Suite 100	200 Clarendon Street
Scottsdale, Arizona 85258	Boston, Massachusetts 02116

Distributor	Custodian
Voya Investments Distributor, LLC	The Bank of New York Mellon
7337 East Doubletree Ranch Road, Suite 100	225 Liberty Street
Scottsdale, Arizona 85258	New York, New York 10286

Transfer Agent	Legal Counsel
BNY Mellon Investment Servicing (U.S.) Inc.	Ropes & Gray LLP
301 Bellevue Parkway	Prudential Tower
Wilmington, Delaware 19809	800 Boylston Street Boston, Massachusetts 02199

For more complete information, or to obtain a prospectus on any Voya mutual fund, please call your financial advisor or Voya Investments Distributor, LLC at (800) 992-0180 or log on to www.voyainvestments.com. The prospectus should be read carefully before investing. Consider the fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this information and other information about the fund. Check with your investment professional to determine which funds are available for sale within their firm. Not all funds are available for sale at all firms.

RETIREMENT | INVESTMENTS | INSURANCE

voyainvestments.com	163055 (0524)

Annual Financial Statements and Other Information

May 31, 2024

Voya VACS Series MCV Fund

This report is submitted for general information to shareholders of the Voya mutual funds. It is not authorized for distribution to prospective shareholders unless accompanied or preceded by a prospectus which includes details regarding the funds’ investment objectives, risks, charges, expenses and other information. This information should be read carefully.

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PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio securities is available: (1) without charge, upon request, by calling Shareholder Services toll-free at (800) 992-0180; (2) on the Fund’s website at www.voyainvestments.com; and (3) on the U.S. Securities and Exchange Commission’s (“SEC’s”) website at www.sec.gov. Information regarding how the Fund voted proxies related to portfolio securities during the most recent 12-month period ended June 30 is available without charge and upon request, by calling 1-800-992-0180, or by accessing the SEC’s website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form NPORT-P. The Fund’s Forms NPORT-P are available on the SEC’s website at www.sec.gov.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of Voya VACS Series MCV Fund and the Board of Trustees of Voya Equity Trust

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of Voya VACS Series MCV Fund (the “Fund”) (one of the funds constituting Voya Equity Trust (the “Trust”)), including the portfolio of investments, as of May 31, 2024, and the related statements of operations for the year then ended and the statement of changes in net assets and the financial highlights for the year then ended and the period from March 24, 2023 (commencement of operations) through May 31, 2023 and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the funds constituting Voya Equity Trust) at May 31, 2024, the results of its operations for the year then ended, the changes in its net assets and its financial highlights for the year then ended and the period from March 24, 2023 (commencement of operations) through May 31, 2023, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audit in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audit, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audit included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of May 31, 2024, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audit provides a reasonable basis for our opinion.

We have served as the auditor of one or more Voya investment companies since 2019.

Boston, Massachusetts

July 29, 2024

 3

STATEMENT OF ASSETS AND LIABILITIES as of May 31, 2024

ASSETS:
Investments in securities at fair value+*	$147,753,211
Investments in affiliates at fair value**	41,398
Short-term investments at fair value†	3,862,242
Cash	88,756
Receivables:
Investment securities sold	417,845
Fund shares sold	72,647
Dividends	178,153
Interest	9
Foreign tax reclaims	571
Prepaid expenses	20,516
Other assets	140
Total assets	152,435,488

LIABILITIES:
Payable for investment securities purchased	126,409
Payable for fund shares redeemed	12,838
Payable upon receipt of securities loaned	169,362
Payable to trustees under the deferred compensation plan (Note 5)	140
Payable for trustee fees	254
Other accrued expenses and liabilities	43,998
Total liabilities	353,001
NET ASSETS	$152,082,487

NET ASSETS WERE COMPRISED OF:
Paid-in capital	$136,809,837
Total distributable earnings	15,272,650
NET ASSETS	$152,082,487

+ Including securities loaned at value	$165,255
* Cost of investments in securities	$137,843,618
** Cost of investments in affiliates	$40,150
† Cost of short-term investments	$3,862,242

Net assets	$152,082,487
Shares authorized	unlimited
Par value	$0.001
Shares outstanding	12,826,816
Net asset value and redemption price per share	$11.86

See Accompanying Notes to Financial Statements

 4

STATEMENT OF OPERATIONS for the year ended May 31, 2024

INVESTMENT INCOME:
Dividends, net of foreign taxes withheld*	$1,992,634
Dividends from affiliates	372
Interest	2,474
Securities lending income, net	526
Other	505
Total investment income	1,996,511

EXPENSES:
Transfer agent fees	191
Shareholder reporting expense	2,214
Registration fees	3,850
Professional fees	54,934
Custody and accounting expense	22,236
Trustee fees	2,538
Offering expense	28,671
Miscellaneous expense	11,724
Interest expense	97
Total expenses	126,455
Net investment income	1,870,056

REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	5,716,161
Sale of investments in affiliates	579
Net realized gain	5,716,740

Net change in unrealized appreciation on:
Investments	11,259,844
Affiliates	1,510
Net change in unrealized appreciation (depreciation)	11,261,354
Net realized and unrealized gain	16,978,094
Increase in net assets resulting from operations	$18,848,150

* Foreign taxes withheld	$2,073

See Accompanying Notes to Financial Statements

 5

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended	March 24, 2023 to
	May 31, 2024	May 31, 2023(1)
FROM OPERATIONS:
Net investment income	$1,870,056	$260,425
Net realized gain	5,716,740	88,269
Net change in unrealized appreciation (depreciation)	11,261,354	(1,350,513)
Increase (decrease) in net assets resulting from operations	18,848,150	(1,001,819)

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital)	(2,573,681)	—
Total distributions	(2,573,681)	—

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	67,451,945	87,128,457
Reinvestment of distributions	2,573,681	—
	70,025,626	87,128,457
Cost of shares redeemed	(17,609,026)	(2,735,220)
Net increase in net assets resulting from capital share transactions	52,416,600	84,393,237
Net increase in net assets	68,691,069	83,391,418
NET ASSETS:
Beginning of year or period	83,391,418	—
End of year or period	$152,082,487	$83,391,418

(1)	Commencement of operations.

See Accompanying Notes to Financial Statements

 6

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations				Less Distributions							Ratios to average net assets				Supplemental Data

Year or period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000's)	(%)
05-31-24	9.93	0.20	•	2.04	2.24	0.15	0.16	—	0.31	—	11.86	22.84	0.12	0.12	0.12	1.84	152,082	48
03-24-23(4)-
05-31-23	10.00	0.04	•	(0.11)	(0.07)	—	—	—	—	—	9.93	(0.70)	0.18	0.17	0.17	1.93	83,391	5

(1)	Total return is calculated assuming reinvestment of all dividends, capital gain distributions and return of capital distributions, if any, at net asset value and excluding the deduction of sales charges or contingent deferred sales charges, if applicable. Total return for periods less than one year is not annualized.

(2)	Annualized for periods less than one year.

(3)	Ratios reflect operating expenses of a Fund. Expenses before reductions/additions do not reflect amounts reimbursed or recouped by the Investment Adviser and/or Distributor or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by a Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the Investment Adviser and/or Distributor or recoupment of previously reimbursed fees by the Investment Adviser, but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions/additions represent the net expenses paid by a Fund. Net investment income (loss) is net of all such additions or reductions.

(4)	Commencement of operations.

•	Calculated using average number of shares outstanding throughout the year or period.

See Accompanying Notes to Financial Statements

 7

NOTES TO FINANCIAL STATEMENTS as of May 31, 2024

NOTE 1 — ORGANIZATION

Voya Equity Trust (the “Trust”) is a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end investment management company. The Trust was organized on June 12, 1998 and consists of eleven separate active investment series. This report is for Voya VACS Series MCV Fund (“MCV” or the “Fund”), a diversified series of the Trust.

The Fund’s shares are not registered under the Securities Act of 1933 (the “1933 Act”) because the shares are issued solely in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. Investments in the Fund may only be made by “accredited investors,” as defined in Regulation D under the 1933 Act.

The Fund does not have a share class designation. All shareholders are allocated the common expenses of the Fund and earn income and realized gains/losses from the Fund. Expenses that are specific to the Fund are charged directly to the Fund. Other operating expenses shared by several funds are generally allocated among those funds based on average net assets.

Voya Investments, LLC (“Voya Investments” or the “Investment Adviser”), an Arizona limited liability company, serves as the Investment Adviser to the Fund. Voya Investments has engaged Voya Investment Management Co. LLC (“Voya IM” or the “Sub-Adviser”), a Delaware limited liability company, to serve as the Sub-Adviser to the Fund. Voya Investments Distributor, LLC (“VID”), a Delaware limited liability company, serves as the principal underwriter to the Fund.

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Fund in the preparation of its financial statements. The Fund is considered an investment company under U.S. generally accepted accounting principles (“GAAP”) and follows the accounting and reporting guidance applicable to investment companies.

A. Security Valuation. The Fund is open for business every day the New York Stock Exchange (“NYSE”) opens for regular trading (each such day, a “Business Day”). The net asset value (“NAV”) per share of the Fund is determined each Business Day as of the close of the regular trading session (“Market Close”), as determined by the Consolidated Tape Association (“CTA”), the central distributor of transaction prices for exchange-traded securities (normally 4:00 p.m. Eastern Time unless otherwise designated by the CTA). The NAV per share of the Fund is calculated by taking the value of the Fund’s assets, subtracting the Fund’s liabilities, and dividing by the number of shares that are outstanding.

On days when the Fund is closed for business, Fund shares will not be priced and the Fund does not transact purchase and redemption orders. To the extent the Fund’s assets are traded in other markets on days when the Fund does not price its shares, the value of the Fund’s assets will likely change and you will not be able to purchase or redeem shares of the Fund.

Portfolio securities for which market quotations are readily available are valued at market value. Investments in open-end registered investment companies that do not trade on an exchange are valued at the end of day NAV per share. The prospectuses of the open-end registered investment companies in which the Fund may invest explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing. Foreign securities’ prices are converted into U.S. dollar amounts using the applicable exchange rates as of Market Close.

When a market quotation for a portfolio security is not readily available or is deemed unreliable (for example when trading has been halted or there are unexpected market closures or other material events that would suggest that the market quotation is unreliable) and for purposes of determining the value of other Fund assets, the asset is priced at its fair value. The Board has designated the Investment Adviser, as the valuation designee, to make fair value determinations in good faith. In determining the fair value of the Fund’s assets, the Investment Adviser, pursuant to its fair valuation policy, may consider inputs from pricing service providers, broker-dealers, or the Fund’s sub-adviser(s). Issuer specific events, transaction price, position size, nature and duration of restrictions on disposition of the security, market trends, bid/ask quotes of brokers and other market data may be reviewed in the course of making a good faith determination of an asset’s fair value. Because trading hours for certain foreign securities end before Market Close, closing market quotations may become unreliable. The prices of foreign securities will generally be adjusted based on inputs from an independent pricing service that are intended to reflect valuation changes through the NYSE close. Because of the inherent uncertainties of fair valuation, the values used to determine the Fund’s NAV may materially differ from the value received upon actual sale of those investments. Thus, fair valuation may have an unintended dilutive or accretive effect on the value of shareholders’ investments in the Fund.

The Fund’s financial instruments are valued at the close of the NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP

8

NOTES TO FINANCIAL STATEMENTS as of May 31, 2024 (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 — quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date.

Level 2 — inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads).

Level 3 — unobservable inputs (including the fund’s own assumptions in determining fair value).

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

A table summarizing the Fund’s investments under these levels of classification is included within the Portfolio of Investments.

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as “Level 1,” inputs other than quoted prices for an asset or liability that are observable are classified as “Level 2” and significant unobservable inputs, including the Sub-Adviser’s or Pricing Committee’s judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as “Level 3.” The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Short-term securities of sufficient credit quality are generally considered to be Level 2 securities under applicable accounting rules. A table summarizing the Fund’s investments under these levels of classification is included within the Portfolio of Investments.

GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. A reconciliation of Level 3 investments within the Portfolio of Investments is presented only when the Fund has a significant amount of Level 3 investments.

B. Securities Transactions and Revenue Recognition. Securities transactions are accounted for on the trade date. Realized gains and losses are reported on the basis of identified cost of securities sold. Interest income is recorded on an accrual basis. Dividend income is recorded, on the ex-dividend date, or for certain foreign securities, when the information becomes available to the Fund. Premium amortization and discount accretion are determined by the effective yield method.

C. Foreign Currency Translation. The books and records of the Fund are maintained in U.S. dollars. Any foreign currency amounts are translated into U.S. dollars on the following basis:

(1) Market value of investment securities, other assets and liabilities — at the exchange rates prevailing at Market Close.

(2) Purchases and sales of investment securities, income and expenses — at the exchange rates prevailing on the respective dates of such transactions.

Although the net assets and the market values are presented at the foreign exchange rates at Market Close, the Fund does not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses from investments. For securities which are subject to foreign withholding tax upon disposition, liabilities are recorded on the Statement of Assets and Liabilities for the estimated tax withholding based on the securities’ current market value. Upon disposition, realized gains or losses on such securities are recorded net of foreign withholding tax.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding tax reclaims recorded on the Fund’s books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities, resulting from changes in the exchange rate. Foreign security and currency transactions

9

NOTES TO FINANCIAL STATEMENTS as of May 31, 2024 (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

may involve certain considerations and risks not typically associated with investing in U.S. companies and U.S. government securities. These risks include, but are not limited to, revaluation of currencies and future adverse political and economic developments which could cause securities and their markets to be less liquid, and prices more volatile than those of comparable U.S. companies and U.S. government securities.

D. Distributions to Shareholders. The Fund records distributions to its shareholders on the ex-dividend date. The Fund declares and pays dividends and capital gain distributions, if any, at least annually to comply with the distribution requirements of the Internal Revenue Code and may make distributions on a more frequent basis. The characteristics of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP for investment companies.

E. Federal Income Taxes It is the policy of the Fund to comply with the requirements of subchapter M of the Internal Revenue Code and related excise tax provisions applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized capital gains to its shareholders. Therefore, no federal income tax provision is required. Management has considered the sustainability of the Fund’s tax positions taken on federal income tax returns for all open tax years in making this determination. No capital gain distributions will be made until any capital loss carryforwards have been fully utilized.

The Fund may utilize equalization accounting for tax purposes, whereby a portion of redemption payments are treated as distributions of income or gain.

F. Use of Estimates. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

G. Securities Lending. The Fund has the option to temporarily loan up to 33 1/3% of its total assets to brokers, dealers or other financial institutions in exchange for a negotiated lender’s fee. Securities lending involves two primary risks: “investment risk” and “borrower default risk.” When lending securities, the Fund will receive cash or U.S. government securities as collateral. Investment risk is the risk that the Fund will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Fund will lose money due to the failure of a borrower to return a borrowed security. Loans are subject to termination at the option of the borrower or the Fund. Securities lending may result in leverage. The use of leverage may exaggerate any increase or decrease in the NAV, causing the Fund to be more volatile. The use of leverage may increase expenses and increase the impact of the Fund’s other risks.

H. Indemnifications. In the normal course of business, the Trust may enter into contracts that provide certain indemnifications. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, management considers the risk of loss from such claims remote.

I. Offering Costs. Costs incurred with the offering of shares of the Fund are deferred and amortized over a twelve month period on a straight-line basis starting at the commencement of operations.

NOTE 3 — INVESTMENT TRANSACTIONS

For the year ended May 31, 2024, the cost of purchases and the proceeds from the sales of securities, excluding short-term securities, were as follows:

Purchases	Sales
$98,549,662	$47,439,050

NOTE 4 — INVESTMENT MANAGEMENT FEES

The Fund has entered into an investment management agreement (“Management Agreement”) with the Investment Adviser. The Investment Adviser has overall responsibility for the management of the Fund. The Investment Adviser oversees all investment advisory and portfolio management services for the Fund and assists in managing and supervising all aspects of the general day-to-day business activities and operations of the Fund, including custodial, transfer agency, dividend disbursing, accounting, auditing, compliance and related services. There is no management fee charged per the Management Agreement for MCV.

The Investment Adviser has entered into a sub-advisory agreement with Victory Capital Management Inc. and Voya IM with respect to the Fund. These sub-advisers provide investment advice for the Fund and are paid by the Investment Adviser based on the average daily net assets of the Fund. Subject to such policies as the Board or the Investment Adviser may determine, the sub-advisers manage the Fund’s assets in accordance with the Fund’s investment objectives, policies, and limitations.

10

NOTES TO FINANCIAL STATEMENTS as of May 31, 2024 (continued)

NOTE 5 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

At May 31, 2024, the following direct or indirect, wholly-owned subsidiary of Voya Financial, Inc. owned more than 5% of the Fund:

Subsidiary	Percentage
Voya Investment Trust Co.	100%

The Investment Adviser may direct the Fund’s sub-adviser to use its best efforts (subject to obtaining best execution of each transaction) to allocate the Fund’s equity security transactions through certain designated broker-dealers. The designated broker-dealer, in turn, will reimburse a portion of the brokerage commissions to pay certain expenses of the Fund. Any amount credited to the Fund is reflected as brokerage commission recapture on the accompanying Statement of Operations.

The Fund has adopted a deferred compensation plan (the “DC Plan”), which allows eligible independent trustees, as described in the DC Plan, to defer the receipt of all or a portion of the trustees’ fees that they are entitled to receive from the Fund. For purposes of determining the amount owed to the trustee under the DC Plan, the amounts deferred are invested in shares of the fund’s selected by the trustee (the “Notional Funds”). When the Fund purchases shares of the Notional Fund’s, which are all advised by Voya Investments, in amounts equal to the trustees’ deferred fees, this results in a Fund asset equal to the deferred compensation liability. Such assets, if applicable, are included as a component of “Other assets” on the accompanying Statement of Assets and Liabilities. Deferral of trustees’ fees under the DC Plan will not affect net assets of the Fund, and will not materially affect the Fund’s assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance with the DC Plan.

The Fund may pay per account fees to affiliates of Voya Investments for recordkeeping services provided on certain assets. For the year ended May 31, 2024, the Fund did not pay any amounts for affiliated recordkeeping services.

NOTE 6 — EXPENSE LIMITATION AGREEMENT

The Investment Adviser has entered into a written expense limitation agreement (“Expense Limitation Agreement”) with the Fund whereby the Investment Adviser has agreed to limit expenses, excluding interest, taxes, investment-related costs, leverage expenses and extraordinary expenses and acquired fund fees and expenses to 0.15% of average net assets.

The Investment Adviser may at a later date recoup from the Fund for class specific fees waived and/or other expenses reimbursed by the Investment Adviser during the previous 36 months, but only if, after such recoupment, the Fund’s expense ratio does not exceed the percentage described above. Waived and reimbursed fees net of any recoupment by the Investment Adviser of such waived and reimbursed fees are reflected on the accompanying Statement of Operations. Amounts payable by the Investment Adviser are reflected on the accompanying Statement of Assets and Liabilities.

As of May 31, 2024, the Fund did not have any amounts of waived and/or reimbursed fees that are subject to possible recoupment by the Investment Adviser.

The Expense Limitation Agreement is contractual through October 1, 2024 and the Expense Limitation Agreement shall renew automatically for one-year terms. Termination or modification of this obligation requires approval by the Board.

NOTE 7 — LINE OF CREDIT

The Fund, in addition to certain other fund’s managed by the Investment Adviser, entered into a 364-day unsecured committed revolving line of credit agreement (the “Credit Agreement”) with The Bank of New York Mellon (“BNY”) for an aggregate amount of $400,000,000 through June 10, 2024. The proceeds may be used only to finance temporarily: (1) the purchase or sale of investment securities; or (2) the repurchase or redemption of shares of the Fund or certain other fund’s managed by the Investment Adviser. The fund’s to which the line of credit is available pay a commitment fee equal to 0.15% per annum on the daily unused portion of the committed line amount payable quarterly in arrears.

Borrowings under the Credit Agreement accrue interest at the federal fund’s rate plus a specified margin. Repayments generally must be made within 60 days after the date of a revolving credit advance.

The Fund utilized the line of credit during the year ended May 31, 2024 as follows:

Days Utilized	Approximate Average Daily Balance For Days Utilized	Approximate Weighted Average Interest Rate For Days Utilized
1	$578,000	6.07%

11

NOTES TO FINANCIAL STATEMENTS as of May 31, 2024 (continued)

NOTE 8 — CAPITAL SHARES

Transactions in capital shares and dollars were as follows:

	Shares sold	Shares issued in merger	Reinvestment of distributions	Shares redeemed	Shares converted	Net increase (decrease) in shares outstanding	Shares sold	Proceeds from shares issued in merger	Reinvestment of distributions	Shares redeemed	Shares converted	Net increase (decrease)
Year or
period ended	#	#	#	#	#	#	($)	($)	($)	($)	($)	($)
5/31/2024	5,786,067	—	240,904	(1,599,968)	—	4,427,003	67,451,945	—	2,573,681	(17,609,026)	—	52,416,600
3/24/2023(1)-
5/31/2023	8,667,656	—	—	(267,843)	—	8,399,813	87,128,457	—	—	(2,735,220)	—	84,393,237

(1)	Commencement of operations.

NOTE 9 — SECURITIES LENDING

Under a Master Securities Lending Agreement (the “Agreement”) with BNY, the Fund can lend its securities to approved brokers, dealers and other financial institutions. Loans are collateralized by cash and U.S. government securities. The collateral is equal to at least 105% of the market value of non-U.S. securities loaned and 102% of the market value of U.S. securities loaned. The market value of the loaned securities is determined at the Market Close of the Fund at its last sale price or official closing price on the principal exchange or system on which it is traded and any additional collateral is delivered to the Fund on the next business day. The cash collateral received is invested in approved investments as defined in the Agreement with BNY. The Fund bears the risk of loss with respect to the investment of collateral with the following exception: BNY provides the Fund indemnification from loss with respect to the investment of collateral to the extent the cash collateral is invested in overnight repurchase agreements.

Cash collateral received in connection with securities lending is invested in cash equivalents, money market fund’s, repurchase agreements with maturities of not more than 99 days that are collateralized with U.S. Government securities, or certain short-term investments that have a remaining maturity of 190 days or less (“Permitted Investments”). Short-term investments include: securities, units, shares or other participations in short-term investment fund’s, pools or trusts; commercial paper, notes, bonds or other debt obligations, certificates of deposit, time deposits and other bank obligations and asset-backed commercial paper backed by diversified receivables and repurchase-

backed programs. Permitted Investments are subject to certain guidelines established by the Adviser regarding liquidity, diversification, credit quality and average credit life/duration requirements. The securities purchased with cash collateral received are reflected in the Portfolio of Investments under Short-Term Investments.

Generally, in the event of counterparty default, the Fund has the right to use the collateral to offset losses incurred. The Agreement contains certain guarantees by BNY in the event of counterparty default and/or a borrower’s failure to return a loaned security; however, there would be a potential loss to the Fund in the event the Fund is delayed or prevented from exercising its right to dispose of the collateral. Engaging in securities lending could have a leveraging effect, which may intensify the credit, market and other risks associated with investing in the fund.

The following table represents a summary of the Fund’s securities lending agreements by counterparty which are subject to offset under the Agreement as of May 31, 2024:

Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
BofA Securities Inc	$117,513	$(117,513)	$—
Janney Montgomery
Scott LLC	47,742	(47,742)	—
Total	$165,255	$(165,255)	$—

(1)	Cash collateral with a fair value of $169,362 has been received in connection with the above securities lending transactions. Excess cash collateral received from the individual counterparty is not shown for financial reporting purposes.

NOTE 10 — FEDERAL INCOME TAXES

The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from GAAP for investment companies. These book/tax differences may be either temporary or permanent. Permanent differences are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences are not reclassified. Key differences include the treatment of wash sale deferrals.

Dividends paid by the Fund from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders.

The tax composition of dividends and distributions to shareholders was as follows:

12

NOTES TO FINANCIAL STATEMENTS as of May 31, 2024 (continued)

NOTE 10 — FEDERAL INCOME TAXES (continued)

Year Ended May 31, 2024		Period Ended May 31, 2023
Ordinary Income	Long-term Capital Gains	Ordinary Income	Long-term Capital Gains
$2,549,175	$24,506	$—	$—

The tax-basis components of distributable earnings as of May 31, 2024 were:

Undistributed	Undistributed	Unrealized			Total
Ordinary	Long-term	Appreciation/	Capital Loss Carryforwards		Distributable
Income	Capital Gains	(Depreciation)	Amount	Character	Earnings/(Loss)
$4,156,838	$1,300,624	$9,815,188	$—	—	$15,272,650

The Fund’s major tax jurisdictions are U.S. federal and Arizona state.

As of May 31, 2024, no provision for income tax is required in the Fund’s financial statements as a result of tax positions taken on federal and state income tax returns for open tax years. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state department of revenue. Generally, the preceding four tax years remain subject to examination by these jurisdictions.

NOTE 11 — LONDON INTERBANK OFFERED RATE (“LIBOR”)

The London Interbank Offered Rate (“LIBOR”) was the offered rate for short-term Eurodollar deposits between major international banks. The terms of investments, financings or other transactions (including certain derivatives transactions) to which the Fund may be a party have historically been tied to LIBOR. In connection with the global transition away from LIBOR led by regulators and market participants, LIBOR was last published on a representative basis at the end of June 2023. Alternative reference rates to LIBOR have been established in most major currencies and markets in these new rates are continuing to develop. The transition away from LIBOR to the use of replacement rates has gone relatively smoothly on the Fund and the financial instruments in which it invests; however, longer-term impacts are still uncertain.

In addition, interest rates or other types of rates and indices which are classed as “benchmarks” have been the subject of ongoing national and international regulatory reform, including under the European Union regulation on indices used as benchmarks in financial instruments and financial contracts (known as the “Benchmarks Regulation”). The Benchmarks Regulation has been enacted into United Kingdom law by virtue of the European Union (Withdrawal) Act 2018 (as amended), subject to amendments made by the Benchmarks (Amendment and Transitional Provision) (EU Exit) Regulations 2019 (SI 2019/657) and other statutory instruments. Following the implementation of these reforms, the manner of administration of benchmarks has changed and may further change in the future, with the result that relevant benchmarks may perform differently than in the past, the use of benchmarks that are not compliant with the new standards by certain supervised entities may be restricted, and certain benchmarks may be eliminated entirely. Such changes could cause increased market volatility and disruptions in liquidity for instruments that rely on or are impacted by such benchmarks. Additionally, there could be other consequences which cannot be predicted.

NOTE 12 — MARKET DISRUPTION AND GEOPOLITICAL RISK

The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Due to the increasing interdependence among global economies and markets, conditions in one country, market, or region might adversely impact markets, issuers and/or foreign exchange rates in other countries, including the United States. Wars, terrorism, global health crises and pandemics, and other geopolitical events that have led, and may continue to lead, to increased market volatility and may have adverse short- or long-term effects on U.S. and global economies and markets, generally. For example, the COVID-19 pandemic resulted in significant market volatility, exchange suspensions and closures, declines in global financial markets, higher default rates, supply chain disruptions, and a substantial economic downturn in economies throughout the world. The economic impacts of COVID-19 have created a unique challenge for real estate markets. Many businesses have either partially or fully transitioned to a remote-working environment and this transition may

13

NOTES TO FINANCIAL STATEMENTS as of May 31, 2024 (continued)

NOTE 12 — MARKET DISRUPTION AND GEOPOLITICAL RISK (continued)

negatively impact the occupancy rates of commercial real estate over time. Natural and environmental disasters and systemic market dislocations are also highly disruptive to economies and markets. In addition, military action by Russia in Ukraine has, and may continue to, adversely affect global energy and financial markets and therefore could affect the value of investments, including beyond the direct exposure to Russian issuers or nearby geographic regions. The extent and duration of the military action, sanctions, and resulting market disruptions are impossible to predict and could be substantial. A number of U.S. domestic banks and foreign (non-U.S.) banks have recently experienced financial difficulties and, in some cases, failures. There can be no certainty that the actions taken by regulators to limit the effect of those financial difficulties and failures on other banks or other financial institutions or on the U.S. or foreign (non-U.S.) economies generally will be successful. It is possible that more banks or other financial institutions will experience financial difficulties or fail, which may affect adversely other U.S. or foreign (non-U.S.) financial institutions and economies. These events as well as other changes in foreign (non-U.S.) and domestic economic, social, and political conditions also could adversely affect individual issuers or related groups of issuers, securities markets, interest rates, credit ratings, inflation, investor sentiment, and other factors affecting the value of the Fund's investments. Any of these occurrences could disrupt the operations of the Fund and of the Fund's service providers.

NOTE 13 — SUBSEQUENT EVENTS

Line of Credit Renewal: Effective June 10, 2024, the funds to which the Credit Agreement is available entered into a renewed Credit Agreement with BNY for an aggregate amount of $400,000,000 and will continue to pay a commitment fee equal to 0.15% per annum on the daily unused portion of the committed line amount payable quarterly in arrears.

The Fund has evaluated events occurring after the Statement of Assets and Liabilities date through the date that the financial statements were issued (“subsequent events”) to determine whether any subsequent events necessitated adjustment to or disclosure in the financial statements. Other than the above, no such subsequent events were identified.

14

Voya VACS Series MCV Fund	PORTFOLIO OF INVESTMENTS as of May 31, 2024

Shares		Value	Percentage of Net Assets
COMMON STOCK: 96.4%
	Communication Services: 0.7%
1,285	Electronic Arts, Inc.	$170,751	0.1
2,452	Fox Corp. - Class A	84,422	0.1
1,350	Fox Corp. - Class B	43,119	0.0
4,879	Interpublic Group of Cos., Inc.	153,054	0.1
1,090 (1)	Liberty Broadband Corp. - Class C	58,958	0.0
1,238 (1)	Liberty Media Corp.- Liberty Formula One - Class C, Tracking Stock	91,785	0.1
737 (1)	Live Nation Entertainment, Inc.	69,087	0.0
2,390	New York Times Co. - Class A	122,368	0.1
3,150	News Corp. - Class A	85,649	0.1
299	Nexstar Media Group, Inc.	49,541	0.0
1,928	Omnicom Group, Inc.	179,227	0.1
		1,107,961	0.7

	Consumer Discretionary: 11.9%
16,000 (1)	Aptiv PLC	1,332,160	0.9
826 (1)	AutoNation, Inc.	140,627	0.1
2,093	Best Buy Co., Inc.	177,528	0.1
60,682	BorgWarner, Inc.	2,163,920	1.4
1,344	Brunswick Corp.	110,920	0.1
715 (1)	CarMax, Inc.	50,236	0.0
2,308	D.R. Horton, Inc.	341,122	0.2
12,050	Darden Restaurants, Inc.	1,812,200	1.2
536	Dick’s Sporting Goods, Inc.	122,015	0.1
842 (1)	Dollar Tree, Inc.	99,314	0.1
32,451	eBay, Inc.	1,759,493	1.2
1,634	Garmin Ltd.	267,731	0.2
5,643	Gentex Corp.	197,505	0.1
1,004	Genuine Parts Co.	144,717	0.1
539 (1)	Grand Canyon Education, Inc.	76,786	0.0
1,347	H&R Block, Inc.	66,865	0.0
4,259	Hilton Worldwide Holdings, Inc.	854,355	0.6
379	Hyatt Hotels Corp. - Class A	55,891	0.0
982	Lear Corp.	123,094	0.1
1,829	Lennar Corp. - Class A	293,280	0.2
1,938	LKQ Corp.	83,392	0.1
2,866 (1)	Mattel, Inc.	50,986	0.0
54 (1)	NVR, Inc.	414,759	0.3
532	Penske Automotive Group, Inc.	80,917	0.0
475	Polaris, Inc.	39,710	0.0
2,196	PulteGroup, Inc.	257,635	0.2
6,015	Ralph Lauren Corp.	1,124,083	0.7
11,600	Ross Stores, Inc.	1,621,216	1.1
1,854 (1)	Skechers USA, Inc. - Class A	132,413	0.1
1,302	Tapestry, Inc.	56,624	0.0
13,350	Target Corp.	2,084,736	1.4
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Consumer Discretionary: (continued)
397	Thor Industries, Inc.	$39,398	0.0
1,530	Toll Brothers, Inc.	186,109	0.1
338 (1)	TopBuild Corp.	141,267	0.1
228	Vail Resorts, Inc.	43,028	0.0
350	Whirlpool Corp.	32,561	0.0
804	Williams-Sonoma, Inc.	235,749	0.2
9,450	Yum! Brands, Inc.	1,298,714	0.9
		18,113,056	11.9

	Consumer Staples: 3.9%
11,645	Albertsons Cos., Inc. - Class A	240,353	0.2
28,521 (1)	BJ’s Wholesale Club Holdings, Inc.	2,511,844	1.6
902	Casey’s General Stores, Inc.	299,266	0.2
957	Ingredion, Inc.	112,524	0.1
806	Kellogg Co.	48,634	0.0
5,975	Kroger Co.	312,911	0.2
1,687	Molson Coors Beverage Co. - Class B	92,464	0.1
483 (1)	Post Holdings, Inc.	51,473	0.0
1,959	Tyson Foods, Inc. - Class A	112,153	0.1
39,464 (1)	US Foods Holding Corp.	2,084,883	1.4
		5,866,505	3.9

	Energy: 5.3%
56,500	Baker Hughes Co.	1,891,620	1.3
1,857 (2)	Chesapeake Energy Corp.	168,857	0.1
6,400	Chord Energy Corp.	1,186,624	0.8
85,633	Coterra Energy, Inc.	2,442,253	1.6
34,400	Devon Energy Corp.	1,688,352	1.1
4,675	HF Sinclair Corp.	258,201	0.2
1,845	Marathon Oil Corp.	53,431	0.0
2,374	Phillips 66	337,369	0.2
		8,026,707	5.3

	Financials: 14.5%
976	Affiliated Managers Group, Inc.	158,698	0.1
1,120	Aflac, Inc.	100,654	0.1
16,000	American Financial Group, Inc.	2,078,560	1.4
3,852	Annaly Capital Management, Inc.	75,884	0.0
1,629 (1)	Arch Capital Group Ltd.	167,184	0.1
319	Arthur J Gallagher & Co.	80,812	0.0
267	Assurant, Inc.	46,316	0.0
31,284	Bank of New York Mellon Corp.	1,864,839	1.2
1,309	Brown & Brown, Inc.	117,169	0.1
1,822	Carlyle Group, Inc.	78,273	0.0
581	Cboe Global Markets, Inc.	100,507	0.1

See Accompanying Notes to Financial Statements

15

Voya VACS Series MCV Fund	PORTFOLIO OF INVESTMENTS as of May 31, 2024 (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Financials: (continued)
2,892	Corebridge Financial, Inc.	$84,360	0.1
103 (1)	Credit Acceptance Corp.	50,555	0.0
924	Discover Financial Services	113,338	0.1
761	East West Bancorp, Inc.	56,459	0.0
1,264	Evercore, Inc. - Class A	256,516	0.2
246	Everest Re Group Ltd.	96,169	0.1
33,055	Fidelity National Financial, Inc.	1,664,650	1.1
1,342	Fifth Third Bancorp	50,218	0.0
825	First American Financial Corp.	45,854	0.0
13,859	Global Payments, Inc.	1,411,539	0.9
534	Globe Life, Inc.	44,194	0.0
21,369	Hartford Financial Services Group, Inc.	2,210,623	1.4
899	Houlihan Lokey, Inc.	121,680	0.1
71,915	Huntington Bancshares, Inc.	1,001,057	0.7
680	Interactive Brokers Group, Inc. - Class A	85,490	0.1
2,671	Janus Henderson Group PLC	89,479	0.1
1,371	Loews Corp.	105,293	0.1
12,248	MGIC Investment Corp.	257,208	0.2
119	MSCI, Inc.	58,926	0.0
1,218	Nasdaq, Inc.	71,899	0.0
52,763	Old Republic International Corp.	1,676,808	1.1
646	Popular, Inc.	57,500	0.0
620	Principal Financial Group, Inc.	50,865	0.0
22,400	Prosperity Bancshares, Inc.	1,395,520	0.9
338	Reinsurance Group of America, Inc.	70,912	0.0
9,239	Rithm Capital Corp.	103,569	0.1
582	RLI Corp.	84,960	0.1
1,676	SEI Investments Co.	113,482	0.1
1,080	State Street Corp.	81,637	0.1
703	Stifel Financial Corp.	56,908	0.0
2,173	Synchrony Financial	95,177	0.1
13,511	T. Rowe Price Group, Inc.	1,592,001	1.0
790	Tradeweb Markets, Inc. - Class A	86,118	0.1
1,699	Unum Group	91,508	0.1
546 (3)	Voya Financial, Inc.	41,398	0.0
19,204	W.R. Berkley Corp.	1,556,100	1.0
8,690	Willis Towers Watson PLC	2,218,470	1.5
		22,117,336	14.5
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Health Care: 7.3%
8,800	Agilent Technologies, Inc.	$1,147,608	0.7
4,198	Cardinal Health, Inc.	416,735	0.3
196 (1)	Charles River Laboratories International, Inc.	40,854	0.0
68	Chemed Corp.	37,697	0.0
14,132	Cooper Cos., Inc.	1,332,789	0.9
1,440	Encompass Health Corp.	124,402	0.1
1,024 (1)	Enovis Corp.	51,477	0.0
1,823 (1)	Fortrea Holdings, Inc.	46,286	0.0
1,317 (1)	Henry Schein, Inc.	91,321	0.1
23,851 (1)	Hologic, Inc.	1,759,727	1.2
4,506 (1)	ICON PLC	1,463,639	1.0
730	Labcorp Holdings, Inc.	142,284	0.1
269 (1)	Molina Healthcare, Inc.	84,622	0.1
16,777	Quest Diagnostics, Inc.	2,381,831	1.6
430	STERIS PLC	95,838	0.1
199 (1)	United Therapeutics Corp.	54,751	0.0
821	Universal Health Services, Inc. - Class B	155,826	0.1
6,834	Viatris, Inc.	72,440	0.0
13,900	Zimmer Biomet Holdings, Inc.	1,600,585	1.0
		11,100,712	7.3

	Industrials: 22.6%
2,303	A.O. Smith Corp.	192,623	0.1
817	Acuity Brands, Inc.	212,101	0.1
1,143	AECOM	99,830	0.1
14,836	AGCO Corp.	1,592,348	1.1
4,454 (1)	Alaska Air Group, Inc.	187,157	0.1
3,252	Allison Transmission Holdings, Inc.	246,534	0.2
810	AMETEK, Inc.	137,360	0.1
634	Armstrong World Industries, Inc.	73,417	0.1
1,145 (1)	AZEK Co., Inc.	54,914	0.0
1,409 (1)	Builders FirstSource, Inc.	226,553	0.2
887	BWX Technologies, Inc.	81,719	0.1
289 (1)	CACI International, Inc. - Class A	122,675	0.1
718	Carlisle Cos., Inc.	300,332	0.2
20,709	Carrier Global Corp.	1,308,602	0.9
608	CH Robinson Worldwide, Inc.	52,513	0.0
640 (1)	Clean Harbors, Inc.	138,618	0.1
4,885 (1)	Core & Main, Inc. - Class A	281,181	0.2
1,078	Crane Holdings Co.	68,151	0.0
375	Cummins, Inc.	105,649	0.1
349	Curtiss-Wright Corp.	98,704	0.1
3,515	Delta Air Lines, Inc.	179,335	0.1
1,309	Donaldson Co., Inc.	96,447	0.1
723	Dover Corp.	132,902	0.1
954	EMCOR Group, Inc.	370,782	0.2

See Accompanying Notes to Financial Statements

16

Voya VACS Series MCV Fund	PORTFOLIO OF INVESTMENTS as of May 31, 2024 (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Industrials: (continued)
1,316	Esab Corp.	$135,311	0.1
3,317	Expeditors International of Washington, Inc.	401,025	0.3
1,010	Fastenal Co.	66,640	0.0
979	Ferguson PLC	201,419	0.1
1,535	Fortive Corp.	114,265	0.1
3,355	Fortune Brands Innovations, Inc.	235,051	0.2
9,306 (1)	FTI Consulting, Inc.	1,998,929	1.3
38,500	Genpact Ltd.	1,272,810	0.8
1,264	Graco, Inc.	102,068	0.1
1,054 (1)	GXO Logistics, Inc.	52,942	0.0
1,397	Howmet Aerospace, Inc.	118,256	0.1
1,744	Hubbell, Inc.	678,224	0.4
398	Huntington Ingalls Industries, Inc.	100,734	0.1
1,312	Ingersoll Rand, Inc.	122,082	0.1
1,418	ITT, Inc.	188,424	0.1
1,592	Jacobs Solutions, Inc.	221,829	0.1
10,328	JB Hunt Transport Services, Inc.	1,660,226	1.1
671 (1)	Kirby Corp.	83,318	0.1
30,914	Knight-Swift Transportation Holdings, Inc.	1,491,600	1.0
7,292	Landstar System, Inc.	1,327,363	0.9
13,009	Leidos Holdings, Inc.	1,912,973	1.3
361	Lennox International, Inc.	181,439	0.1
2,300	Lincoln Electric Holdings, Inc.	451,628	0.3
16,659	ManpowerGroup, Inc.	1,243,095	0.8
5,167	Masco Corp.	361,277	0.2
2,818	MDU Resources Group, Inc.	71,126	0.0
12,100 (1)	Middleby Corp.	1,559,811	1.0
316	MSA Safety, Inc.	56,880	0.0
2,196	MSC Industrial Direct Co., Inc. - Class A	188,636	0.1
526	Nordson Corp.	123,463	0.1
2,354	nVent Electric PLC	191,568	0.1
1,920	Oshkosh Corp.	218,362	0.1
1,711	Otis Worldwide Corp.	169,731	0.1
2,771	Owens Corning	501,745	0.3
2,924	PACCAR, Inc.	314,330	0.2
879	Pentair PLC	71,533	0.1
728	Quanta Services, Inc.	200,884	0.1
608	RB Global, Inc.	44,189	0.0
8,090	Regal Rexnord Corp.	1,209,779	0.8
4,506	Republic Services, Inc.	834,466	0.6
3,433	Robert Half International, Inc.	220,502	0.1
2,115	Ryder System, Inc.	256,909	0.2
261 (1)	Saia, Inc.	106,874	0.1
2,743	Schneider National, Inc. - Class B	61,663	0.0
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Industrials: (continued)
900	Science Applications International Corp.	$121,185	0.1
305 (1)	SiteOne Landscape Supply, Inc.	47,220	0.0
820	Snap-on, Inc.	223,745	0.2
1,671	Southwest Airlines Co.	44,850	0.0
1,436	SS&C Technologies Holdings, Inc.	89,104	0.1
631	Stanley Black & Decker, Inc.	55,004	0.0
310	Tetra Tech, Inc.	64,942	0.0
24,623	Textron, Inc.	2,157,221	1.4
600	Timken Co.	52,134	0.0
15,600	Toro Co.	1,250,964	0.8
497	Trane Technologies PLC	162,748	0.1
12,800	TransUnion	920,576	0.6
190	United Rentals, Inc.	127,188	0.1
2,837	Vestis Corp.	34,952	0.0
620	Watsco, Inc.	294,438	0.2
842	Westinghouse Air Brake Technologies Corp.	142,492	0.1
614	Woodward, Inc.	114,511	0.1
748 (1)	XPO, Inc.	80,021	0.1
6,000	Xylem, Inc.	846,120	0.6
		34,315,241	22.6

	Information Technology: 7.7%
11,539 (1)	Akamai Technologies, Inc.	1,064,357	0.7
1,699	Amdocs Ltd.	134,221	0.1
1,147	Amphenol Corp. - Class A	151,828	0.1
972 (1)	Arrow Electronics, Inc.	127,633	0.1
206	Broadridge Financial Solutions, Inc.	41,359	0.0
811 (1)	Cirrus Logic, Inc.	93,022	0.1
4,779	Cognizant Technology Solutions Corp. - Class A	316,131	0.2
2,869	Corning, Inc.	106,899	0.1
1,204	Dolby Laboratories, Inc. - Class A	97,536	0.1
882 (1)	F5, Inc.	149,032	0.1
38,100 (1)	Flex Ltd.	1,262,253	0.8
11,356	Hewlett Packard Enterprise Co.	200,433	0.1
2,596	HP, Inc.	94,754	0.1
1,346	Jabil, Inc.	160,039	0.1
349	Jack Henry & Associates, Inc.	57,473	0.0
738 (1)	Keysight Technologies, Inc.	102,198	0.1
316	Littelfuse, Inc.	81,086	0.1
9,900	Maximus, Inc.	852,390	0.6
14,950	MKS Instruments, Inc.	1,892,520	1.2
3,250	Motorola Solutions, Inc.	1,185,958	0.8
982	NetApp, Inc.	118,262	0.1

See Accompanying Notes to Financial Statements

17

Voya VACS Series MCV Fund	PORTFOLIO OF INVESTMENTS as of May 31, 2024 (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Information Technology: (continued)
416 (1)	Qorvo, Inc.	$40,930	0.0
17,917	Skyworks Solutions, Inc.	1,660,189	1.1
1,303	TD SYNNEX Corp.	170,485	0.1
96 (1)	Teledyne Technologies, Inc.	38,107	0.0
590 (1)	VeriSign, Inc.	102,849	0.1
2,024	Vontier Corp.	80,920	0.0
5,925	Western Union Co.	75,840	0.0
4,114 (1)	Zebra Technologies Corp. - Class A	1,284,967	0.8
		11,743,671	7.7

	Materials: 11.8%
6,096	Amcor PLC	61,996	0.0
7,812	AptarGroup, Inc.	1,153,754	0.8
5,553	Avery Dennison Corp.	1,263,807	0.8
45,458 (1)	Axalta Coating Systems Ltd.	1,617,850	1.1
1,303	Berry Global Group, Inc.	78,024	0.1
10,706	CF Industries Holdings, Inc.	853,589	0.6
926	Corteva, Inc.	51,800	0.0
23,415	Crown Holdings, Inc.	1,971,309	1.3
2,140	DuPont de Nemours, Inc.	175,822	0.1
330	Eagle Materials, Inc.	76,689	0.0
1,055	Eastman Chemical Co.	106,903	0.1
13,200	Franco-Nevada Corp.	1,634,160	1.1
4,306	Graphic Packaging Holding Co.	121,946	0.1
3,302	Huntsman Corp.	81,890	0.1
4,317	International Paper Co.	194,653	0.1
1,285	Louisiana-Pacific Corp.	117,809	0.1
3,712	LyondellBasell Industries NV - Class A	369,047	0.2
181	Martin Marietta Materials, Inc.	103,546	0.1
1,320	Mosaic Co.	40,828	0.0
169	NewMarket Corp.	90,427	0.1
2,067	Nucor Corp.	349,013	0.2
2,166	Olin Corp.	116,444	0.1
12,546	Packaging Corp. of America	2,302,066	1.5
411	PPG Industries, Inc.	54,009	0.0
2,585	Reliance Steel & Aluminum Co.	777,516	0.5
356	Royal Gold, Inc.	45,636	0.0
13,668	RPM International, Inc.	1,532,183	1.0
1,503	Silgan Holdings, Inc.	71,017	0.0
959	Sonoco Products Co.	58,854	0.0
2,355	Steel Dynamics, Inc.	315,264	0.2
1,193	United States Steel Corp.	45,752	0.0
2,260 (1)	Valvoline, Inc.	91,756	0.1
345	Vulcan Materials Co.	88,241	0.1
11,374	Westlake Corp.	1,826,209	1.2
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Materials: (continued)
1,756	Westrock Co.	$94,192	0.1
		17,934,001	11.8

	Real Estate: 6.9%
15,200	Alexandria Real Estate Equities, Inc.	1,808,800	1.2
1,465	American Homes 4 Rent - Class A	52,799	0.0
3,389	Apartment Income REIT Corp.	131,324	0.1
703	AvalonBay Communities, Inc.	135,454	0.1
17,659	Camden Property Trust	1,812,696	1.2
2,237 (1)	CBRE Group, Inc. - Class A	197,013	0.1
1,517	CubeSmart	64,184	0.0
482	EastGroup Properties, Inc.	79,617	0.1
16,394	Equity LifeStyle Properties, Inc.	1,029,051	0.7
943	Equity Residential	61,323	0.0
265	Essex Property Trust, Inc.	68,844	0.1
445	Extra Space Storage, Inc.	64,423	0.0
1,387	First Industrial Realty Trust, Inc.	65,355	0.1
6,268	Host Hotels & Resorts, Inc.	112,448	0.1
1,398	Invitation Homes, Inc.	48,636	0.0
772	Iron Mountain, Inc.	62,293	0.0
496 (1)	Jones Lang LaSalle, Inc.	100,227	0.1
16,800	Lamar Advertising Co. - Class A	1,984,248	1.3
53,900	National Retail Properties, Inc.	2,251,403	1.5
789	Regency Centers Corp.	48,445	0.0
1,329	STAG Industrial, Inc.	46,595	0.0
7,763	Weyerhaeuser Co.	233,123	0.2
		10,458,301	6.9

	Utilities: 3.8%
42,532	Alliant Energy Corp.	2,189,973	1.4
842	Ameren Corp.	61,778	0.0
1,702	Atmos Energy Corp.	197,296	0.1
2,335	CenterPoint Energy, Inc.	71,241	0.1
1,083	CMS Energy Corp.	68,153	0.1
1,330	Consolidated Edison, Inc.	125,751	0.1
751	DTE Energy Co.	87,514	0.1
1,734	Edison International	133,258	0.1
663	Entergy Corp.	74,581	0.1
923	Evergy, Inc.	50,451	0.0
1,486	FirstEnergy Corp.	59,826	0.0
3,836	Hawaiian Electric Industries, Inc.	42,158	0.0
410	IDACORP, Inc.	39,143	0.0

See Accompanying Notes to Financial Statements

18

Voya VACS Series MCV Fund	PORTFOLIO OF INVESTMENTS as of May 31, 2024 (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Utilities: (continued)
940	National Fuel Gas Co.	$53,730	0.0
4,058	NiSource, Inc.	117,925	0.1
4,372	NRG Energy, Inc.	354,132	0.2
1,803	OGE Energy Corp.	65,449	0.1
1,023	Pinnacle West Capital Corp.	80,674	0.1
1,640	PPL Corp.	48,101	0.0
1,466	Public Service Enterprise Group, Inc.	111,064	0.1
627	WEC Energy Group, Inc.	50,806	0.0
30,888	Xcel Energy, Inc.	1,712,740	1.1
		5,795,744	3.8
	Total Common Stock (Cost $136,660,888)	146,579,235	96.4

EXCHANGE-TRADED FUNDS: 0.8%
4,311	iShares Russell Mid-Cap ETF	353,114	0.2
7,000	iShares Russell Mid-Cap Value ETF	862,260	0.6

	Total Exchange-Traded Funds (Cost $1,222,880)	1,215,374	0.8

	Total Long-Term Investments (Cost $137,883,768)	147,794,609	97.2

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 2.5%
	Repurchase Agreements: 0.1%
169,362 (4)	Daiwa Capital Markets America Inc., Repurchase Agreement dated 05/31/2024, 5.360%, due 06/03/2024 (Repurchase Amount $169,437, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-7.500%, Market Value plus accrued interest $172,749, due 11/08/24-06/01/54)	169,362	0.1
	Total Repurchase Agreements (Cost $169,362)	169,362	0.1
Shares		Value	Percentage of Net Assets
	Mutual Funds: 2.4%
3,649,880 (5)	BlackRock Liquidity Funds, FedFund, Institutional Class, 5.200%	$3,649,880	2.4
43,000 (5)	Morgan Stanley Institutional Liquidity Funds - Government Portfolio (Institutional Share Class), 5.230%	43,000	0.0
	Total Mutual Funds (Cost $3,692,880)	3,692,880	2.4
	Total Short-Term Investments (Cost $3,862,242)	3,862,242	2.5
	Total Investments in Securities (Cost $141,746,010)	$151,656,851	99.7
	Assets in Excess of Other Liabilities	425,636	0.3
	Net Assets	$152,082,487	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Non-income producing security.
(2)	Security, or a portion of the security, is on loan.
(3)	Investment in affiliate.
(4)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(5)	Rate shown is the 7-day yield as of May 31, 2024.

See Accompanying Notes to Financial Statements

19

Voya VACS Series MCV Fund	PORTFOLIO OF INVESTMENTS as of May 31, 2024 (continued)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of May 31, 2024 in valuing the assets and liabilities:

	Quoted Prices
	in Active Markets	Significant Other	Significant
	for Identical	Observable	Unobservable	Fair Value
	Investments	Inputs	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	May 31, 2024
Asset Table
Investments, at fair value
Common Stock*	$146,579,235	$—	$—	$146,579,235
Exchange-Traded Funds	1,215,374	—	—	1,215,374
Short-Term Investments	3,692,880	169,362	—	3,862,242
Total Investments, at fair value	$151,487,489	$169,362	$—	$151,656,851

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the year ended May 31, 2024, where the following issuers were considered an affiliate:

				Change In	Ending			Net
	Beginning			Unrealized	Fair		Realized	Capital
	Fair Value	Purchases	Sales	Appreciation/	Value at	Investment	Gains/	Gain
Issuer	at 5/31/2023	at Cost	at Cost	(Depreciation)	5/31/2024	Income	(Losses)	Distributions
Voya Financial, Inc.	$32,408	$40,150	$(32,670)	$1,510	$41,398	$372	$579	$—
	$32,408	$40,150	$(32,670)	$1,510	$41,398	$372	$579	$—

The financial statements for the above security can be found at www.sec.gov.

At May 31, 2024, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $141,841,663.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$13,483,735
Gross Unrealized Depreciation	(3,668,547)
Net Unrealized Appreciation	$9,815,188

See Accompanying Notes to Financial Statements

20

TAX INFORMATION (Unaudited)

Dividends and distributions paid during the tax year ended May 31, 2024 were as follows:

Fund Name	Type	Per Share Amount
Voya VACS Series MCV Fund	NII	$0.1451
	STCG	$0.1565
	LTCG	$0.0029

NII — Net investment income

STCG— Short-term capital gain

LTCG — Long-term capital gain

Of the ordinary distributions made during the year ended May 31, 2024, 82.92% qualify for the dividends received deductions (DRD) available to corporate shareholders.

For the year ended May 31, 2024, 86.11% of ordinary income dividends paid by the Fund is designated as qualifying dividend income (QDI) subject to reduced income tax rates for individuals.

The Fund designates $24,506 of long-term capital gain distributions as 20% rate long-term capital gain dividends under Internal Revenue Code Section 852(b)(3)(C).

The Fund designates $192,125 as Section 199A dividends.

Above figures may differ from those cited elsewhere in this report due to differences in the calculation of income and gains under U.S. generally accepted accounting principles (book) purposes and Internal Revenue Service (tax) purposes.

Shareholders are strongly advised to consult their own tax advisers with respect to the tax consequences of their investments in the Fund. In January, shareholders, excluding corporate shareholders, receive an IRS 1099-DIV regarding the federal tax status of the dividends and distributions they received in the calendar year.

21

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Investment Adviser	Independent Registered Public Accounting Firm
Voya Investments, LLC	Ernst & Young LLP
7337 East Doubletree Ranch Road, Suite 100	200 Clarendon Street
Scottsdale, Arizona 85258	Boston, Massachusetts 02116

Distributor	Custodian
Voya Investments Distributor, LLC	The Bank of New York Mellon
7337 East Doubletree Ranch Road, Suite 100	225 Liberty Street
Scottsdale, Arizona 85258	New York, New York 10286

Placement Agent	Legal Counsel
BNY Mellon Investment Servicing (U.S.) Inc.	Ropes & Gray LLP
301 Bellevue Parkway	Prudential Tower
Wilmington, Delaware 19809	800 Boylston Street Boston, Massachusetts 02199

For more complete information, or to obtain a prospectus on any Voya mutual fund, please call your financial advisor or Voya Investments Distributor, LLC at (800) 992-0180 or log on to www.voyainvestments.com. The prospectus should be read carefully before investing. Consider the fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this information and other information about the fund. Check with your investment professional to determine which funds are available for sale within their firm. Not all funds are available for sale at all firms.

RETIREMENT | INVESTMENTS | INSURANCE

voyainvestments.com	221172 (0524)

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Included under Item 7.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Included under Item 7.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 16. Controls and Procedures.

(a)	Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-CSR are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-CSR and the officer certifications of such Form N-CSR.

(b)	There were no significant changes in the registrant’s internal controls that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not Applicable.

Item 19. Exhibits.

(a)(1)	The Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.

(a)(2)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) is attached hereto as EX-99.CERT.

(a)(2)(1)	Not applicable.

(a)(2)(2)	Not applicable.

(b)	The officer certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Voya Equity Trust

By	/s/ Andy Simonoff
Andy Simonoff
Chief Executive Officer

Date: August 8, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Andy Simonoff
Andy Simonoff
Chief Executive Officer

Date: August 8, 2024

By	/s/ Todd Modic
Todd Modic
Principal Financial Officer

Date: August 8, 2024